UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATION — 64.6%
Federal Farm Credit Banks
1.000%, 04/02/18	$1,000	$1,000,000
0.700%, 04/06/18	1,360	1,359,924
(1 M ICE LIBOR + 0.050%) 1.763%, 04/09/18 •	2,000	2,000,068
(1 M ICE LIBOR + 0.050%) 1.836%, 04/16/18 •	3,370	3,370,279
1.030%, 05/11/18	3,000	2,998,141
1.750%, 05/17/18	2,000	2,000,631
Federal Home Loan Banks
1.680%, 04/23/18	1,900	1,898,088
1.125%, 04/25/18	5,000	4,998,541
1.690%, 04/30/18	5,410	5,404,090
1.750%, 06/01/18	4,000	3,988,933
1.750%, 06/19/18	3,000	2,988,365
Federal Home Loan Mortgage Corp.
1.680%, 04/17/18	5,000	4,997,156
1.690%, 04/30/18	8,000	7,992,036
Federal National Mortgage Association
1.730%, 05/07/18	2,000	1,996,947
0.875%, 05/21/18	1,000	998,996
1.750%, 06/04/18	5,000	4,985,825
1.750%, 06/06/18	5,000	4,985,104
Tennessee Valley Authority 4.500%, 04/02/18	2,726	2,726,000

Total AGENCY OBLIGATION (Cost $60,689,124)		60,689,124

U.S. TREASURY OBLIGATIONS — 19.1%
United States Treasury Bill
1.620%, 04/26/18	4,000	3,995,919
1.650%, 05/10/18	1,000	998,340
1.670%, 05/17/18	5,000	4,990,154
0.750%, 04/16/18	8,000	7,997,716
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,982,129)		17,982,129

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.3%
Goldman Sachs Financial Square Funds - Government Fund (Cost $4,967,426)	4,967,426	4,967,426

TOTAL INVESTMENTS — 89.0% (Cost $83,638,679)		$83,638,679

Other Assets & Liabilities — 11.0%		10,336,667

TOTAL NET ASSETS — 100.0%		$93,975,346

†	See Security Valuation Note.
•	Variable Rate Security. The rate shown is the rate in effect on March 31, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATIONS	$17,982,129	$—	$17,982,129	$—
AGENCY OBLIGATION	60,689,124	—	60,689,124	—
SHORT-TERM INVESTMENTS	4,967,426	4,967,426	—	—

TOTAL INVESTMENTS	$83,638,679	$4,967,426	$78,671,253	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 20.7%
Allegro CLO II Ltd. 2014 (3 M ICE LIBOR + 1.310%) 3.055%, 01/21/27 144A @,•	$2,250	$2,250,756
Ally Auto Receivables Trust 2014-2 2.100%, 03/16/20	1,000	999,063
AmeriCredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	76	76,008
Apidos CLO XVIII 2014 (3 M ICE LIBOR + 3.250%) 4.995%, 07/22/26 144A @,•	1,000	1,000,581
Ares XXXI CLO Ltd. 2014 (3 M ICE LIBOR + 1.550%) 3.534%, 08/28/25 144A @,•	1,000	1,000,405
B&M CLO 2014-1 Ltd. 2014 (3 M ICE LIBOR + 2.800%) 4.522%, 04/16/26 144A @,•	1,500	1,500,762
Babson CLO Ltd. 2014-3 (3 M ICE LIBOR + 1.320%) 3.042%, 01/15/26 144A @,•	1,500	1,500,400
Battalion CLO VI Ltd. 2014-6A (3 M ICE LIBOR + 1.180%) 2.911%, 10/17/26 144A @,•	1,000	1,000,160
BlueMountain CLO Ltd. 2015-1 (3 M ICE LIBOR + 1.330%) 3.052%, 04/13/27 144A @,•	1,400	1,407,414
Brentwood CLO Corp. 2006-1A (3 M ICE LIBOR + 0.820%) 2.593%, 02/01/22 144A @,•	1,420	1,418,111
Chrysler Capital Auto Receivables Trust144A @
1.760%, 12/16/19 2014-BA	193	192,645
2.150%, 01/15/20 2014-BA	1,000	999,150
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	983	973,963
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	811	807,788
FS Senior Funding 2015-1 Ltd. 2015 (3 M ICE LIBOR + 1.800%) 3.522%, 05/28/25 144A @,•	1,500	1,500,204
Golub Capital Partners CLO 26B Ltd. 2015-26A (3 M ICE LIBOR + 3.800%) 5.191%, 11/05/27 144A @,•	1,000	999,951
Grayson CLO Ltd. 1A (3 M ICE LIBOR + 0.700%) 2.473%, 11/01/21 144A @,•	1,908	1,900,508
Greenbriar CLO Ltd. 1A (3 M ICE LIBOR + 1.750%) 3.523%, 11/01/21 144A @,•	3,062	3,063,264
Honda Auto Receivables Owner Trust 2015-3 1.560%, 10/18/21	2,500	2,486,599
Limerock CLO III LLC 2014-3A (3 M ICE LIBOR + 1.200%) 2.945%, 10/20/26 144A @,•	1,695	1,695,358

	Par (000)	Value†

Mercedes-Benz Auto Lease Trust 2016-B 1.350%, 08/15/19	$2,500	$2,488,171
Navient Private Education Loan Trust 2015-A (1 M ICE LIBOR + 1.700%) 3.477%, 11/15/30 144A @,•	1,500	1,560,727
Nissan Auto Lease Trust 2016-A 1.490%, 03/15/19	1,470	1,467,252
Oak Hill Credit Partners XII Ltd. 2015 5.080%, 01/23/27 144A @	1,500	1,501,197
Rockwall CDO II Ltd. 2007-1A (3 M ICE LIBOR + 0.700%) 2.473%, 08/01/24 144A @,•	2,065	2,064,696
SLM Student Loan Trust 2005-10 (3 M ICE LIBOR + 0.270%) 2.015%, 10/26/26 •	2,438	2,360,637
SMB Private Education Loan Trust 2015-C (1 M ICE LIBOR + 1.950%) 3.727%, 08/16/32 144A @,•	2,405	2,514,165
Sound Point CLO VI Ltd. 2014-2A (3 M ICE LIBOR + 1.140%) 2.885%, 10/20/26 144A @,•	2,500	2,500,435
Tesla Auto Lease Trust 2018-A 2.970%, 04/20/20 144A @	500	498,655
Verizon Owner Trust 2017-3 2017 2.380%, 04/20/22 144A @	1,000	983,407
Wellfleet CLO 2017-1 Ltd. 2017 (3 M ICE LIBOR + 1.320%) 3.065%, 04/20/29 144A @,•	1,250	1,256,605
Westchester CLO Ltd. 2007-1A B (3 M ICE LIBOR + 0.440%) 2.213%, 08/01/22 144A @,•	621	620,444
TOTAL ASSET BACKED SECURITIES (Cost $46,434,887)		46,589,481

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.9%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY, Class B (1 M LIBOR + 1.500%) 3.277%, 09/15/26 144A @,•	1,000	1,001,227
Citigroup Commercial Mortgage Trust Series 2018-TBR Class D (1 M LIBOR + 1.800%) 3.577%, 12/15/36 144A @,•	1,000	1,001,142
FHLMC Multifamily Structured Pass-Through Certificates Series K019 Class X1 1.672%, 03/25/22 •	28,308	1,543,935
FREMF Mortgage Trust Series 2010-K7 Class B 5.501%, 04/25/20 144A @,•	1,200	1,256,862
FREMF Mortgage Trust144A @,• 4.929%, 07/25/44 Series 2011-K703 Class B	2,000	2,002,555
4.159%, 09/25/44 Series 2012-K705 Class B	3,155	3,166,916

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
3.751%, 02/25/45 Series 2012-K708 Class C	$2,000	$2,009,685
3.164%, 04/01/46 Series 2013-K713 Class B	1,765	1,770,083
5.375%, 12/25/46 Series 2010-K6 Class B	3,000	3,123,086
5.168%, 02/25/47 Series 2011-K14 Class B	1,050	1,103,880
3.813%, 06/25/47 Series 2012-K710 Class B	2,110	2,124,653
Government National Mortgage Association 2011-92 Class B 3.200%, 11/16/44	202	201,911
GS Mortgage Securities Trust Series 2010-C1 5.148%, 08/10/43 144A @	2,000	2,058,999
GSCCRE Commercial Mortgage Trust 2015-HULA Class B (1 M LIBOR + 2.300%) 4.077%, 08/15/32 144A @,•	2,000	2,007,542
WFRBS Commercial Mortgage Trust 2012-C7 Class XA 1.434%, 06/15/45 144A @,•	50,957	2,335,625

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $27,699,802)		26,708,101

CORPORATE BONDS — 52.7%
Airlines — 10.5%
Air Canada 2013-1 Class B Pass Through Trust 5.375%, 11/15/22 144A @	1,096	1,128,724
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @	2,004	2,016,361
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 01/15/22 144A @	1,875	1,921,875
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/21 144A @	1,084	1,114,721
Continental Airlines Pass Through Trust
6.125%, 04/29/18 2012-3 Class C	1,910	1,910,000
6.545%, 08/02/20 1999-1 Class A	271	277,886
7.256%, 09/15/21 1999-2	1,166	1,204,292
6.250%, 10/11/21 2012-1 Class B	1,387	1,435,522
7.707%, 10/02/22 2000-2	282	303,010
Delta Air Lines Pass Through Trust
6.875%, 05/07/19 2012-1 Class B 144A @	1,740	1,796,521
6.200%, 01/02/20 2010-1 Class A	875	886,757
8.021%, 02/10/24 2007-1 Class B	980	1,091,039
Delta Air Lines, Inc. 2.875%, 03/13/20	2,000	1,986,968
Northwest Airlines Pass Through Trust 2007-1 Class A 7.027%, 05/01/21	2,410	2,538,245
U.S. Airways Pass Through Trust 8.000%, 04/01/21 2012-1 Class B	2,038	2,155,231

	Par (000)	Value†

Airlines — (continued)
6.750%, 12/03/22 2012-2 Class B	$1,732	$1,844,668

		23,611,820

Banks — 1.1%
Citigroup, Inc. 6.125%, 05/15/18	1,600	1,606,241
JPMorgan Chase Bank NA 1.450%, 09/21/18	1,000	995,810

		2,602,051

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (3 M ICE LIBOR + 0.690%) 2.463%, 08/01/18 •	900	901,174

Biotechnology — 0.7%
Celgene Corp. 2.875%, 02/19/21	1,500	1,489,371

Building Materials — 0.7%
Vulcan Materials Co. (3 M ICE LIBOR + 0.650%) 2.570%, 03/01/21 •	1,500	1,500,440

Chemicals — 1.1%
CF Industries, Inc. 7.125%, 05/01/20	1,000	1,067,500
Methanex Corp. 3.250%, 12/15/19	1,453	1,446,064

		2,513,564

Computers — 0.9%
EMC Corp. 1.875%, 06/01/18	2,000	1,994,434

Diversified Financial Services — 1.8%
Air Lease Corp. 2.625%, 09/04/18	2,000	1,997,788
Ally Financial, Inc.
3.600%, 05/21/18	1,000	1,000,000
3.250%, 11/05/18	1,000	1,001,250

		3,999,038

Electric — 2.4%
Fortive Corp. 1.800%, 06/15/19	1,500	1,481,966
Mississippi Power Co. (3 M ICE LIBOR + 0.650%) 2.942%, 03/27/20 •	1,500	1,500,521
San Diego Gas & Electric Co. 1.914%, 02/01/22	917	894,779
Sempra Energy (3 M ICE LIBOR + 0.500%) 2.209%, 01/15/21 •	1,500	1,501,099

		5,378,365

Entertainment — 1.0%
International Game Technology 7.500%, 06/15/19	700	728,875

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — (continued)
Royal Caribbean Cruises Ltd. 2.650%, 11/28/20	$1,500	$1,477,581

		2,206,456

Food — 2.4%
Campbell Soup Co. 3.300%, 03/15/21	2,000	2,011,865
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 144A @	1,500	1,469,095
Smithfield Foods, Inc. 2.700%, 01/31/20 144A @	2,000	1,971,698

		5,452,658

Healthcare Products — 1.3%
Stryker Corp. 2.000%, 03/08/19	1,000	993,371
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 2.928%, 03/19/21 •	2,000	2,002,424

		2,995,795

Healthcare Services — 3.9%
Abbott Laboratories 2.350%, 11/22/19	1,260	1,249,141
Aetna Inc. 1.700%, 06/07/18	1,500	1,498,343
Becton Dickinson and Co. 2.404%, 06/05/20	2,000	1,961,284
HCA, Inc. 3.750%, 03/15/19	3,000	3,011,400
Humana, Inc. 2.500%, 12/15/20	1,000	980,837

		8,701,005

Housewares — 2.3%
DR Horton, Inc. 2.550%, 12/01/20	2,000	1,969,555
Lennar Corp. 2.950%, 11/29/20 144A @	1,000	975,100
Newell Brands, Inc. 5.000%, 11/15/23	2,250	2,309,389

		5,254,044

Internet — 1.4%
Tencent Holdings Ltd.144A @
2.875%, 02/11/20	1,750	1,746,737
(3 M ICE LIBOR + 0.610%) 2.344%, 01/19/23 •	1,500	1,501,650

		3,248,387

Machinery - Diversified — 2.9%
ABB Finance USA, Inc. 2.800%, 04/03/20	1,500	1,500,628
John Deere Capital Corp. (3 M ICE LIBOR + 0.240%) 2.329%, 03/12/21 •	2,000	2,000,578
Stanley Black & Decker, Inc. 1.622%, 11/17/18	2,000	1,985,838

	Par (000)	Value†

Machinery - Diversified — (continued)
2.451%, 11/17/18	$1,000	$997,974

		6,485,018

Media — 0.9%
Historic TW, Inc. 6.875%, 06/15/18	2,000	2,015,849

Mining — 0.5%
Teck Resources, Ltd. 8.500%, 06/01/24 144A @	1,000	1,111,200

Miscellaneous Manufacturing — 0.7%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	1,500	1,496,214

Oil & Gas — 1.3%
EQT Corp. 2.500%, 10/01/20	1,000	977,754
Phillips 66 (3 M ICE LIBOR + 0.600%) 2.606%, 02/26/21 •	2,000	2,002,461

		2,980,215

Oil & Gas Services — 0.9%
Schlumberger Holdings Corp. 2.350%, 12/21/18 144A @	2,000	1,994,511

Packaging and Containers — 0.9%
Greif, Inc. 7.750%, 08/01/19	1,000	1,047,500
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	969	981,222

		2,028,722

Pharmaceuticals — 2.2%
CVS Health Corp. (3 M ICE LIBOR + 0.630%) 2.687%, 03/09/20 •	2,000	2,007,500
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,000	1,966,992
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/19	1,000	966,977

		4,941,469

Pipelines — 3.6%
Energy Transfer Equity LP 7.500%, 10/15/20	1,500	1,615,312
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	2,000	2,030,000
NuStar Logistics LP 8.400%, 04/15/18	1,500	1,501,875
Rockies Express Pipeline LLC144A @
6.850%, 07/15/18	950	957,220
6.000%, 01/15/19	2,000	2,035,000

		8,139,407

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — 1.1%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/22 144A @	$1,000	$969,508
QVC, Inc. 3.125%, 04/01/19	1,500	1,499,179

		2,468,687

Semiconductors — 2.2%
Analog Devices, Inc. 2.850%, 03/12/20	1,000	998,366
NXP BV/NXP Funding LLC144A @
3.750%, 06/01/18	1,000	1,001,300
5.750%, 03/15/23	1,000	1,028,750
QUALCOMM, Inc. (3 M ICE LIBOR + 0.450%) 2.335%, 05/20/20 •	2,000	2,003,140

		5,031,556

Software — 1.9%
Activision Blizzard, Inc. 2.300%, 09/15/21	1,000	966,376
CDK Global, Inc. 3.800%, 10/15/19	1,500	1,503,750
VMware, Inc. 2.300%, 08/21/20	2,000	1,945,323

		4,415,449

Telecommunications — 1.0%
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	556	573,375
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	1,750	1,739,062

		2,312,437

Trucking and Leasing — 0.7%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	1,500	1,499,412

TOTAL CORPORATE BONDS (Cost $119,544,801)		118,768,748

MUNICIPAL BONDS — 1.7%
New York City, New York, Build America Bonds Fiscal 2010 Series H 6.246%, 06/01/35	1,510	1,615,685
State of California, Los Angeles Department of Water & Power , Power System Revenue 6.166%, 07/01/40	2,000	2,151,660
Total MUNICIPAL BONDS (Cost $3,799,423)		3,767,345

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.0%
Fannie Mae Pool — 0.0%
Fannie Mae Pool 4.000%, 06/01/20 (Cost $39,927)	40	40,920

	Par (000)	Value†
U.S TREASURY OBLIGATION — 11.8%
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$2,645	$2,634,875
0.125%, 04/15/21	2,614	2,591,393
0.375%, 07/15/27	4,811	4,693,799
U.S. Treasury Note 0.875%, 07/15/18	1,050	1,047,154
0.750%, 07/31/18	800	797,156
1.250%, 12/15/18	500	497,246
1.375%, 12/31/18	1,250	1,243,506
1.250%, 01/31/19	2,500	2,482,617
0.875%, 04/15/19	1,500	1,480,430
1.625%, 04/30/19	6,000	5,966,016
1.625%, 12/31/19	3,200	3,165,000

Total U.S TREASURY OBLIGATION (Cost $26,874,013)		26,599,192

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,593,467)	2,593,467	2,593,467

TOTAL INVESTMENTS — 99.9% (Cost $226,986,320)		$225,067,254

Other Assets & Liabilities — 0.1%		146,565

TOTAL NET ASSETS — 100.0%		$225,213,819

†	See Security Valuation Note.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security. The rate shown is the rate in effect on March 31, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
CLO	— Collateralized Loan Obligation.
LLC	— Limited Liability Company.
LP	— Limited Partnership.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 03/31/2018 ††

United States	84%
Cayman Islands	10
Canada	2
Cote D’Ivoire (Ivory Coast)	2
Ireland	1
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATION	$26,599,192	$—	$26,599,192	$—
ASSET BACKED SECURITIES	46,589,481	—	46,589,481	—
COMMERCIAL MORTGAGE BACKED SECURITIES	26,708,101	—	26,708,101	—
CORPORATE BONDS	118,768,748	—	118,768,748	—
MUNICIPAL BONDS	3,767,345	—	3,767,345	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	40,920	—	40,920	—
SHORT-TERM INVESTMENTS	2,593,467	2,593,467	—	—

TOTAL INVESTMENTS	$225,067,254	$2,593,467	$222,473,787	$—

OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$35,625	$35,625	$—	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$35,625	$35,625	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 12/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(64,454)	$(64,454)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(64,454)	$(64,454)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Sell/Short	US Treasury Note	6/30/2018	(50)	1,000	121	(6,057,000)	$—	$(64,454)
Buy/Long	US Treasury Note	6/30/2018	380	2,000	106	80,788,000	35,625	—

							$35,625	$(64,454)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 1.6%
Federal Home Loan Bank Bonds — 1.6%
Federal Home Loan Banks 2.750%, 07/11/31 (Cost $7,578,587)	$8,000	$7,452,920

ASSET BACKED SECURITIES — 9.5%
Brentwood CLO Corp. 2006-1A (3 M ICE LIBOR + 0.820%) 2.593%, 02/01/22 144A @,•	2,840	2,836,221
Chrysler Capital Auto Receivables Trust 2014-BA 2.700%, 05/15/20 144A @	3,000	3,001,256
Cole Park CLO Ltd. 2015-1A 3.130%, 10/20/28 144A @	2,993	2,919,229
Golub Capital Partners CLO 26B Ltd. 2015-26A (3 M ICE LIBOR + 3.800%) 5.191%, 11/05/27 144A @,•	2,000	1,999,902
KeyCorp Student Loan Trust 2006-A (3 M ICE LIBOR + 0.310%) 2.602%, 09/27/35 •	1,423	1,422,846
Navient Private Education Loan Trust 2015-A (1 M ICE LIBOR + 1.700%) 3.477%, 11/15/30 144A @,•	3,000	3,121,455
Oak Hill Credit Partners XII Ltd. 2015 5.080%, 01/23/27 144A @	2,000	2,001,596
Rockwall CDO II Ltd. 2007-1A (3 M ICE LIBOR + 0.700%) 2.473%, 08/01/24 144A @,•	4,000	3,999,412
SLM Student Loan Trust• (3 M ICE LIBOR + 0.270%) 2.015%, 10/26/26 2005-10	5,000	4,841,339
(1 M ICE LIBOR + 1.000%) 2.872%, 04/27/43 2012-6	5,360	5,072,106
SMB Private Education Loan Trust 2015-C (1 M ICE LIBOR + 1.950%) 3.727%, 08/16/32 144A @,•	5,000	5,226,954
Sound Point CLO VI Ltd. 2014-2A (3 M ICE LIBOR + 1.140%) 2.885%, 10/20/26 144A @,•	5,000	5,000,870
Stratford CLO Ltd. 2007 (3 M ICE LIBOR + 2.000%) 3.773%, 11/01/21 144A @,•	2,431	2,432,817
Westchester CLO Ltd. 2007-1A B (3 M ICE LIBOR + 0.440%) 2.213%, 08/01/22 144A @,•	1,117	1,116,798

TOTAL ASSET BACKED SECURITIES (Cost $44,642,549)		44,992,801

COMMERCIAL MORTGAGE BACKED SECURITIES — 18.8%
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/15/44 144A @,•	855	888,012

	Par (000)	Value†

FHLMC Multifamily Structured Pass-Through Certificates Series K019 Class X1 1.672%, 03/25/22 •	$51,071	$2,785,387
FHLMC Multifamily Structured Pass-Through Certificates 3.062%, 12/25/24 Series K043 Class A2	5,636	5,642,284
3.010%, 07/25/25 Series K049 Class A2	5,405	5,381,374
2.525%, 05/25/26 Series K056 Class A2	5,000	4,775,090
2.653%, 08/25/26 Series K058 Class A2	5,000	4,804,261
3.347%, 11/25/26 Series K061 Class A2 •	4,750	4,800,432
Freddie Mac REMICS 3.500%, 09/15/43	5,899	5,808,043
FREMF Mortgage Trust144A @
3.870%, 05/25/45 Series 2012-K20 Class C •	6,000	5,909,040
4.034%, 05/25/45 Series 2012-K19 Class C •	4,500	4,447,948
3.563%, 08/25/45 Series 2012-K711 Class C •	6,000	5,971,961
3.656%, 10/25/45 Series 2012-K23 Class C •	5,000	4,852,597
5.375%, 12/25/46 Series 2010-K6 Class B •	7,795	8,114,819
3.884%, 01/25/47 Series 2012-K707 Class B •	8,272	8,303,407
3.813%, 06/25/47 Series 2012-K710 Class B •	5,175	5,210,938
3.002%, 10/25/47 Series 2014-K503 Class B •	5,000	4,978,374
3.637%, 08/01/48 2015-48 •	5,000	4,872,519
Government National Mortgage Association Series 2011-77 Class D 4.665%, 10/16/45 •	2,000	2,041,439

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $91,345,909)		89,587,925

CORPORATE BONDS — 50.6%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	2,981,919

Agriculture — 0.6%
Cargill, Inc. 3.250%, 03/01/23 144A @	3,000	3,005,338

Airlines — 6.0%
Air Canada 2013-1 Class B Pass Through Trust 5.375%, 11/15/22 144A @	4,004	4,124,624
Continental Airlines Pass Through Trust
6.125%, 04/29/18 2012-3 Class C	3,500	3,500,000
6.250%, 10/11/21 2012-1 Class B	1,101	1,139,973
5.500%, 04/29/22 2012-2 Class B	1,906	1,959,989
Delta Air Lines Pass Through Trust
6.821%, 02/10/24 2007-1 Class A	3,399	3,754,872
8.021%, 02/10/24 2007-1 Class B	2,545	2,834,155

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
4.250%, 01/30/25 2015-1 Class B	$2,519	$2,556,930
Northwest Airlines Pass Through Trust 2007-1 Class A 7.027%, 05/01/21	3,556	3,745,533
United Airlines Pass Through Trust
4.750%, 10/11/23 2014-1 Class B	2,241	2,276,413
3.100%, 01/07/30 2016-1 Class AA	2,921	2,812,687

		28,705,176

Banks — 5.9%
BAC Capital Trust XIII (3 M ICE LIBOR + 0.400%) 4.000%, 06/15/49 •	3,896	3,360,300
Bank of America Corp. 5.650%, 05/01/18	1,000	1,002,519
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.300%) 6.000%, 02/01/67 •	4,710	4,856,340
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 3.048%, 07/01/28 •	2,640	2,461,800
NTC Capital I (3 M ICE LIBOR + 0.520%) 2.240%, 01/15/27 •	5,595	5,231,325
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 2.576%, 06/01/28 •	2,000	1,880,191
State Street Corp. (3 M ICE LIBOR + 0.560%) 2.399%, 05/15/28 •	2,000	1,893,750
USB Capital IX (3 M ICE LIBOR + 1.020%) 3.500%, 10/15/66 •	4,000	3,612,200
Wells Fargo & Co. 3.000%, 02/19/25	4,000	3,810,745

		28,109,170

Biotechnology — 1.0%
Amgen, Inc.
2.700%, 05/01/22	3,000	2,930,934
2.650%, 05/11/22	2,000	1,951,444

		4,882,378

Building Materials — 1.4%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,070,421
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,702,181

		6,772,602

Chemicals — 1.4%
Methanex Corp.
3.250%, 12/15/19	3,159	3,143,921
5.650%, 12/01/44	3,235	3,232,711

		6,376,632

	Par (000)	Value†

Commercial Services — 0.6%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	$2,000	$2,028,038
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	989,959

		3,017,997

Computers — 0.7%
Dell International LLC 5.450%, 06/15/23 144A @	3,000	3,180,075

Diversified Financial Services — 1.1%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,017,814
General Electric Capital Corp. 7.500%, 08/21/35	2,263	3,027,808

		5,045,622

Electric — 1.6%
ComEd Financing III 6.350%, 03/15/33	3,355	3,589,850
FirstEnergy Corp. 3.900%, 07/15/27	4,000	3,928,281

		7,518,131

Engineering & Construction — 0.6%
SBA Tower Trust 3.156%, 10/10/45 144A @	3,000	2,949,510

Food — 2.6%
JM Smucker Co. 3.375%, 12/15/27	2,000	1,906,068
Kellogg Co. 2.650%, 12/01/23	3,000	2,863,020
Land O’ Lakes, Inc. 6.000%, 11/15/22 144A @	3,500	3,810,625
Smithfield Foods, Inc. 3.350%, 02/01/22 144A @	3,000	2,937,559
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	998,809

		12,516,081

Forest Products & Paper — 0.5%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,499,355

Gas — 0.5%
The Brooklyn Union Gas Co. 3.407%, 03/10/26 144A @	2,500	2,461,448

Healthcare Products — 1.4%
Becton Dickinson and Co. 3.700%, 06/06/27	3,000	2,896,429
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,000,143
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	1,000	1,025,983

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
(3 M ICE LIBOR + 0.750%) 2.928%, 03/19/21 •	$1,500	$1,501,818

		6,424,373

Healthcare Services — 0.6%
HCA, Inc. 3.750%, 03/15/19	3,000	3,011,400

Housewares — 1.4%
Lennar Corp. 2.950%, 11/29/20 144A @	1,000	975,100
Newell Brands, Inc. 5.000%, 11/15/23	3,517	3,609,831
Newell Rubbermaid, Inc. 4.200%, 04/01/26	2,000	1,980,031

		6,564,962

Insurance — 1.2%
New York Life Insurance Co. 5.875%, 05/15/33 144A @	4,425	5,505,865

Internet — 0.8%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	1,000	949,105
Tencent Holdings Ltd. 2.875%, 02/11/20 144A @	3,000	2,994,406

		3,943,511

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,009,777

Lodging — 0.8%
Marriott International, Inc. 4.500%, 10/01/34	3,500	3,570,363

Media — 1.6%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,064,468
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,224,407
Historic TW, Inc. 6.875%, 06/15/18	3,000	3,023,773

		7,312,648

Mining — 0.2%
Goldcorp, Inc. 3.625%, 06/09/21	1,000	1,008,143

Oil & Gas — 0.7%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,023,493
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,415,894

		3,439,387

Pharmaceuticals — 2.8%
AbbVie, Inc. 2.300%, 05/14/21	3,000	2,924,400

	Par (000)	Value†

Pharmaceuticals — (continued)
CVS Health Corp. 4.100%, 03/25/25	$2,000	$2,014,100
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,151,939
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,052,573
Mylan N.V. 3.000%, 12/15/18	2,000	1,999,969
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,162,648

		13,305,629

Pipelines — 5.1%
Energy Transfer Equity LP 7.500%, 10/15/20	3,000	3,230,625
Energy Transfer Partners LP 5.875%, 03/01/22	2,000	2,134,419
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	4,000	4,060,000
NuStar Logistics LP 8.400%, 04/15/18	3,000	3,003,750
Rockies Express Pipeline LLC
6.000%, 01/15/19 144A @	2,500	2,543,750
6.875%, 04/15/40 144A @	3,000	3,460,140
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	2,500	2,543,750
Transcanada Trust (3 M ICE LIBOR + 4.640%) 5.875%, 08/15/76 •	3,000	3,127,500

		24,103,934

Real Estate Investment Trusts — 1.1%
American Tower Corp. 4.700%, 03/15/22	2,500	2,609,046
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,681,095

		5,290,141

Retail — 1.2%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 144A @	3,000	2,880,685
Starbucks Corp. 3.100%, 03/01/23	3,000	3,001,593

		5,882,278

Semiconductors — 0.6%
NXP BV/NXP Funding LLC 5.750%, 03/15/23 144A @	2,824	2,905,190

Software — 1.8%
Activision Blizzard, Inc. 6.125%, 09/15/23 144A @	2,000	2,092,016
CDK Global, Inc. 3.800%, 10/15/19	3,500	3,508,750
VMware, Inc. 2.950%, 08/21/22	3,000	2,875,055

		8,475,821

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — 2.7%
AT&T, Inc. 4.900%, 08/14/37	$2,000	$2,011,293
Crown Castle Towers LLC 3.663%, 05/15/45 144A @	4,000	3,970,960
Nokia OYJ
4.375%, 06/12/27	1,325	1,243,844
6.625%, 05/15/39	1,482	1,582,035
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	1,298	1,338,562
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	2,625	2,608,594

		12,755,288

Transportation — 0.8%
BNSF Railway Co. Pass Through Trust 2015-1 3.442%, 06/16/28 144A @	2,718	2,707,757
Federal Express Corp. Pass Through Trust 1999 7.650%, 07/15/24	859	947,313

		3,655,070

Trucking and Leasing — 0.5%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	2,500	2,499,019

TOTAL CORPORATE BONDS (Cost $242,152,080)		240,684,233

MUNICIPAL BONDS — 3.2%
Florida Governmental Utility Authority, Lindrick Utility System, Build America Bonds 7.630%, 10/01/30	2,250	2,470,455
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	3,755	4,070,908
Pennsylvania Economic Development Financing Authority, UPMC Revenue Bonds 4.000%, 11/15/42	3,390	3,435,867
State of California, Los Angeles Department of Water & Power , Power System Revenue 6.166%, 07/01/40	5,000	5,379,150

Total MUNICIPAL BONDS (Cost $15,503,308)		15,356,380

RESIDENTIAL MORTGAGE BACKED SECURITIES — 7.6%
Fannie Mae Pool — 7.2%
2.500%, 01/01/43	2,517	2,383,748
2.500%, 02/01/43	7,248	6,864,760
2.500%, 05/01/43	9,822	9,289,195
3.500%, 09/01/43	1,233	1,243,466
3.000%, 05/01/48	15,000	14,611,198

		34,392,367

	Par (000)	Value†

Freddie Mac Gold Pool — 0.4%
3.500%, 01/01/41	$1,626	$1,638,101

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $36,052,456)		36,030,468

	Number of Shares	Value†
PREFERRED STOCKS — 0.5%
Advertising — 0.5%
Morgan Stanley (Cost $2,445,300)	90,000	2,348,100

	Par (000)	Value†
U.S TREASURY OBLIGATION — 10.4%
U.S. Treasury Bond 2.250%, 11/15/24	2,000	1,947,734
2.125%, 05/15/25	2,500	2,407,520
1.625%, 05/15/26	1,500	1,379,707
4.375%, 02/15/38	3,000	3,691,289
2.875%, 05/15/43	5,000	4,928,516
3.625%, 08/15/43	2,000	2,238,984
3.750%, 11/15/43	2,050	2,341,564
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/24	4,779	4,804,106
0.250%, 01/15/25	7,637	7,468,580
0.375%, 07/15/25	1,045	1,031,647
1.000%, 02/15/46	4,183	4,284,008
U.S. Treasury Note
2.000%, 07/31/22	650	636,111
1.625%, 08/15/22[1]	3,000	2,889,023
1.750%, 05/15/23	2,550	2,448,598
2.500%, 08/15/23	2,000	1,990,625
2.000%, 02/15/25	3,400	3,253,242
2.375%, 05/15/27	2,000	1,940,391

Total U.S TREASURY OBLIGATION (Cost $50,847,355)		49,681,645

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $481,932)	481,932	481,932

TOTAL INVESTMENTS — 102.3% (Cost $491,049,476)		$486,616,404

Other Assets & Liabilities — (2.3)%		(10,937,126)

TOTAL NET ASSETS — 100.0%		$475,679,278

†	See Security Valuation Note.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

QUALITY BOND FUND

[1]	All or portion of securities segregated as collateral for futures contracts.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security. The rate shown is the rate in effect on March 31, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

CLO — Collateralized Loan Obligation.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 03/31/2018 ††
United States	89%
Cayman Islands	4
Canada	3
Cote D’Ivoire (Ivory Coast)	1
Finland	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATION	$49,681,645	$—	$49,681,645	$—
AGENCY OBLIGATIONS	7,452,920	—	7,452,920	—
ASSET BACKED SECURITIES	44,992,801	—	44,992,801	—
COMMERCIAL MORTGAGE BACKED SECURITIES	89,587,925	—	89,587,925	—
CORPORATE BONDS	240,684,233	—	240,684,233	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	36,030,468	—	36,030,468	—
MUNICIPAL BONDS	15,356,380	—	15,356,380	—
PREFERRED STOCKS	2,348,100	2,348,100	—	—
SHORT-TERM INVESTMENTS	481,932	481,932	—	—

TOTAL INVESTMENTS	$486,616,404	$2,830,032	$483,786,372	$—

OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$1,397,711	$1,397,711	$—	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$1,397,711	$1,397,711	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 12/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(560,745)	$(560,745)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(560,745)	$(560,745)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Sell/Short	US Treasury Note	6/30/2018	(435)	1,000	121	(52,695,900)	$—	$(560,745)
Buy/Long	US Treasury Bond	6/30/2018	5	1,000	147	735,000	22,461	—
Buy/Long	US Treasury Ultra Bond	6/30/2018	218	1,000	160	34,880,000	1,375,250	—

							$1,397,711	$(560,745)

The accompanying notes are an integral part of the financial statements

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
VB-S1 Issuer LLC 2016-IA F 6.901%, 06/15/46 144A @ (Cost $95,000)	$95	$96,937

	Number of Shares	Value†
COMMON STOCKS — 0.9%
Entertainment — 0.0%
New Cotai Participation, Class B*(1),144A @,^,~	1	4,965

Lodging — 0.2%
Caesars Entertainment Corp.*	24,779	278,764

Media — 0.1%
Liberty Broadband Corp., Class A*	2,150	182,320

Mining — 0.1%
Constellium N.V., Class A*	13,425	145,661

Oil & Gas — 0.2%
Frontera Energy Corp.*	9,079	253,762
Frontera Energy Corp.*~	4,300	120,187

		373,949

Oil & Gas Services — 0.1%
Archrock, Inc.	20,917	183,024

Telecommunications — 0.2%
Liberty Latin America Ltd., Class C*	286	5,460
T-Mobile US, Inc.*	5,450	332,668

		338,128

TOTAL COMMON STOCKS (Cost $1,432,132)		1,506,811

	Par (000)	Value†
PREFERRED STOCKS — 1.3%
Electric — 0.3%
NextEra Energy, Inc.	6,100	351,726
Sempra Energy	2,586	264,729

		616,455

Healthcare Products — 0.2%
Becton Dickinson and Co., CONV	5,900	344,737

Oil & Gas — 0.8%
Targa Resources Corp. CONV*(1),^,~,#	1,175	1,313,062

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*(1),^,~	725	0

TOTAL PREFERRED STOCKS (Cost $2,187,421)		2,274,254

	Par (000)	Value†
CORPORATE BONDS — 80.6%
Advertising — 0.5%
MDC Partners, Inc. 6.500%, 05/01/24 144A @	$491	$477,498
Outfront Media Capital LLC 5.625%, 02/15/24	400	401,040

		878,538

Aerospace & Defense — 0.1%
Triumph Group, Inc. 7.750%, 08/15/25 144A @	240	246,000

Airlines — 0.0%
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 07/15/22 144A @	57	58,331

Auto Manufacturers — 0.8%
Aston Martin Capital Holdings Ltd. 6.500%, 04/15/22 144A @	200	208,000
Tesla, Inc. 5.300%, 08/15/25 144A @	1,215	1,060,088

		1,268,088

Auto Parts & Equipment — 0.9%
Allison Transmission, Inc. 5.000%, 10/01/24 144A @	175	173,469
American Axle & Manufacturing, Inc. 6.250%, 04/01/25	865	862,837
Nexteer Automotive Group Ltd. 5.875%, 11/15/21 144A @	200	206,000
Titan International, Inc. 6.500%, 11/30/23 144A @	260	267,800

		1,510,106

Banks — 5.0%
Ally Financial, Inc.
5.125%, 09/30/24	75	76,594
5.750%, 11/20/25	795	819,088
Banco Do Brasil (cayman) 9.000%, 12/18/65	250	267,590
CIT Group, Inc.
4.125%, 03/09/21	175	175,875
5.250%, 03/07/25	175	179,168
6.125%, 03/09/28	175	181,562
Credit Agricole S.A. (USD Swap Semi 30/360 5 Yr + 4.900%) 7.875%, 12/29/49 •144A @	700	760,550
Credit Suisse Group AG•
(USD Swap Semi 30/360 5 Yr + 4.600%) 7.500%, 12/29/49 144A @	385	416,834
(USD Swap Semi 30/360 5 Yr + 5.110%) 7.125%, 07/29/66	340	355,300
DNB Bank ASA (USD Swap Semi 30/360 5 Yr + 5.080%) 6.500%, 03/26/66 •	405	421,100
Freedom Mortgage Corp. 8.125%, 11/15/24 144A @	335	343,375

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
ING Groep N.V. (USD Swap Semi 30/360 5 Yr + 5.120%) 6.875%, 04/16/66 •	$415	$434,244
Intesa Sanpaolo SpA (USD Swap Semi 30/360 5 Yr + 5.460%) 7.700%, 12/29/49 •144A @	800	838,000
Itau Unibanco Holding S.A. (H15T5Y + 3.980%) 6.125%, 06/12/66 144A @,•	510	499,800
Societe Generale S.A. (USD Swap Semi 30/360 5 Yr + 6.240%) 7.375%, 12/29/49 •144A @	425	452,094
Standard Chartered PLC (USD Swap Semi 30/360 5 Yr + 6.300%) 7.500%, 12/29/49 •144A @	970	1,025,775
UBS Group AG (USD Swap Semi 30/360 5 Yr + 5.880%) 7.125%, 08/10/66 •	400	421,248
UniCredit SpA (USD Swap Semi 30/360 5 Yr + 5.180%) 8.000%, 04/03/49 •	780	812,175

		8,480,372

Building Materials — 0.5%
James Hardie International Finance DAC 4.750%, 01/15/25 144A @	200	196,000
Jeld-Wen, Inc. 4.625%, 12/15/25 144A @	155	147,638
Masonite International Corp. 5.625%, 03/15/23 144A @	175	180,031
Norbord, Inc. 6.250%, 04/15/23 144A @	225	236,812
Summit Materials LLC 5.125%, 06/01/25 144A @	150	145,500

		905,981

Chemicals — 2.0%
CF Industries, Inc. 5.375%, 03/15/44	385	349,022
CVR Partners LP 9.250%, 06/15/23 144A @	725	771,907
H&E Equipment Services, Inc. 5.625%, 09/01/25	340	342,975
INEOS Group Holdings S.A. 5.625%, 08/01/24 144A @	375	379,219
Kissner Holdings LP 8.375%, 12/01/22 144A @	490	499,800
Platform Specialty Products Corp.
6.500%, 02/01/22 144A @	225	228,656
5.875%, 12/01/25 144A @	195	190,612
PQ Corp.
6.750%, 11/15/22 144A @	175	183,969
5.750%, 12/15/25 144A @	115	113,850
Rayonier AM Products, Inc. 5.500%, 06/01/24 144A @	20	19,600

	Par (000)	Value†

Chemicals — (continued)
Univar USA, Inc. 6.750%, 07/15/23 144A @	$355	$366,094

		3,445,704

Coal — 0.1%
Alliance Resource Operating Partners LP 7.500%, 05/01/25 144A @	225	236,250

Commercial Services — 3.6%
Ashtead Capital, Inc.
4.125%, 08/15/25 144A @	200	192,000
4.375%, 08/15/27 144A @	200	190,000
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 144A @	230	224,250
Brand Industrial Services, Inc. 8.500%, 07/15/25 144A @	285	296,756
CDK Global, Inc. 4.875%, 06/01/27 144A @	675	649,687
Gartner, Inc. 5.125%, 04/01/25 144A @	110	110,000
Harland Clarke Holdings Corp.
6.875%, 03/01/20 144A @	125	126,563
9.250%, 03/01/21 144A @	215	220,440
8.375%, 08/15/22 144A @	485	493,487
Laureate Education, Inc. 8.250%, 05/01/25 144A @	520	557,700
Prime Security Services Borrower LLC 9.250%, 05/15/23 144A @	638	691,388
Team Health Holdings, Inc. 6.375%, 02/01/25 144A @	340	291,584
The Brink’s Co. 4.625%, 10/15/27 144A @	435	403,462
TMS International Corp. 7.250%, 08/15/25 144A @	365	380,513
United Rentals North America, Inc.
5.500%, 05/15/27	90	90,675
4.875%, 01/15/28	600	579,000
West Corp. 8.500%, 10/15/25 144A @	355	343,463
Western Digital Corp. 4.750%, 02/15/26	310	309,318

		6,150,286

Computers — 0.1%
Dell International LLC 5.875%, 06/15/21 144A @	175	179,813

Cosmetics & Personal Care — 0.3%
Avon International Operations, Inc. 7.875%, 08/15/22 144A @	275	281,188
Coty, Inc. 6.500%, 04/15/26 144A @	255	256,275

		537,463

Diversified Financial Services — 3.2%
Barclays PLC (GBP 5 Yr Swap + 6.100%) 7.875%, 12/29/49 •	360	549,842

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
BNP Paribas SA (USD Swap Semi 30/360 5 Yr + 5.150%) 7.375%, 02/19/66 •	$415	$451,831
Consolidated Energy Finance S.A.
6.750%, 10/15/19 144A @	296	299,330
6.875%, 06/15/25 144A @	225	235,687
Fly Leasing Ltd. 5.250%, 10/15/24	335	324,112
Ladder Capital Finance Holdings LLLP. 5.875%, 08/01/21 144A @	175	178,056
LPL Holdings, Inc. 5.750%, 09/15/25 144A @	825	814,440
Navient Corp.
8.000%, 03/25/20	250	265,625
6.500%, 06/15/22	195	201,581
7.250%, 09/25/23	220	229,900
6.125%, 03/25/24	110	109,588
NFP Corp. 6.875%, 07/15/25 144A @	360	357,300
Springleaf Finance Corp.
5.625%, 03/15/23	250	245,625
6.875%, 03/15/25	425	426,594
Travelport Corporate Finance PLC 6.000%, 03/15/26 144A @	250	250,937
Vantiv LLC / Vanity Issuer Corp.
3.875%, 11/15/25 144A @	225	310,908
4.375%, 11/15/25 144A @	200	193,250

		5,444,606

Electric — 2.5%
AES Corp.
5.500%, 03/15/24	325	338,812
6.000%, 05/15/26	225	236,813
5.125%, 09/01/27	275	279,812
DPL, Inc. 7.250%, 10/15/21	450	487,687
Dynegy, Inc.144A @
8.000%, 01/15/25	50	54,375
8.125%, 01/30/26	45	49,669
NRG Energy, Inc.
7.250%, 05/15/26	1,120	1,184,736
6.625%, 01/15/27	690	705,525
5.750%, 01/15/28 144A @	260	254,150
Pampa Energia S.A. 7.500%, 01/24/27 144A @	395	408,331
Terraform Global Operating LLC 6.125%, 03/01/26 144A @	235	236,763

		4,236,673

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.250%, 01/31/23 144A @	95	91,319
5.000%, 01/31/28 144A @	150	142,312

		233,631

Engineering & Construction — 0.9%
StandardAero Aviation Holdings, Inc. 10.000%, 07/15/23 144A @	930	1,010,212

	Par (000)	Value†

Engineering & Construction — (continued)
Weekley Homes LLC 6.625%, 08/15/25 144A @	$515	$508,563

		1,518,775

Entertainment — 2.5%
AMC Entertainment, Inc. 5.750%, 06/15/25	820	807,700
Codere Finance 2 Luxembourg S.A. 7.625%, 11/01/21 144A @	430	435,375
Eldorado Resorts, Inc.
7.000%, 08/01/23	525	555,450
6.000%, 04/01/25	135	137,025
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 06/15/24 144A @	125	135,312
International Game Technology PLC 6.500%, 02/15/25 144A @	615	658,819
Live Nation Entertainment, Inc. 4.875%, 11/01/24 144A @	10	9,750
Scientific Games International, Inc.
10.000%, 12/01/22	635	683,816
5.000%, 10/15/25 144A @	490	476,525
Six Flags Entertainment Corp. 5.500%, 04/15/27 144A @	335	331,650

		4,231,422

Environmental Control — 0.3%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 144A @	175	176,750
Waste Pro USA, Inc. 5.500%, 02/15/26 144A @	195	192,562
Wrangler Buyer Corp. 6.000%, 10/01/25 144A @	127	124,778

		494,090

Food — 2.2%
Albertsons Cos LLC 6.625%, 06/15/24	400	358,500
Chobani LLC 7.500%, 04/15/25 144A @	715	736,450
FAGE International S.A. 5.625%, 08/15/26 144A @	750	697,500
Iceland Bondco PLC 4.625%, 03/15/25	200	254,939
MARB BondCo PLC 7.000%, 03/15/24 144A @	200	188,000
Marfrig Holdings Europe BV 8.000%, 06/08/23 144A @	200	201,250
Minerva Luxembourg S.A. 6.500%, 09/20/26 144A @	430	412,800
New Albertsons LP
7.450%, 08/01/29	175	140,000
8.000%, 05/01/31	125	102,813
Post Holdings, Inc.
8.000%, 07/15/25 144A @^	175	196,437
5.750%, 03/01/27 144A @	170	169,150

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
5.625%, 01/15/28 144A @	$250	$238,750

		3,696,589

Forest Products & Paper — 0.1%
Mercer International, Inc. 5.500%, 01/15/26 144A @	240	238,200

Gas — 0.3%
NGL Energy Partners LP 7.500%, 11/01/23	480	481,800

Healthcare Products — 0.8%
Avantor, Inc. 9.000%, 10/01/25 144A @	395	389,075
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	150	155,250
Kinetic Concepts, Inc. 12.500%, 11/01/21 144A @	480	542,400
Ortho-Clinical Diagnostics, Inc. 6.625%, 05/15/22 144A @	250	243,750

		1,330,475

Healthcare Services — 2.7%
Centene Corp. 6.125%, 02/15/24	100	104,070
Community Health Systems, Inc. 6.250%, 03/31/23	655	603,419
DaVita, Inc.
5.125%, 07/15/24	450	439,312
5.000%, 05/01/25	450	434,948
Eagle Holding Co. II LLC PIK (Cash coupon 7.625%, PIK 8.375%) 7.625%, 05/15/22 144A @	120	120,900
MEDNAX, Inc. 5.250%, 12/01/23 144A @	335	336,675
Molina Healthcare, Inc. 5.375%, 11/15/22	275	271,563
MPH Acquisition Holdings LLC 7.125%, 06/01/24 144A @	125	129,063
Polaris Intermediate Corp. PIK (Cash coupon 8.50%) 8.500%, 12/01/22 144A @	220	224,402
Surgery Center Holdings, Inc. 8.875%, 04/15/21 144A @	250	260,625
Tenet Healthcare Corp.
7.500%, 01/01/22 144A @	220	231,825
8.125%, 04/01/22	525	547,312
6.750%, 06/15/23	475	464,906
5.125%, 05/01/25 144A @	340	326,825

		4,495,845

Home Builders — 0.6%
Shea Homes LP 5.875%, 04/01/23 144A @	200	202,500
Taylor Morrison Communities, Inc. 5.875%, 04/15/23 144A @	250	258,050
William Lyon Homes, Inc.
7.000%, 08/15/22	375	384,375

	Par (000)	Value†

Home Builders — (continued)
5.875%, 01/31/25	$160	$156,688

		1,001,613

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.625%, 10/15/23	350	351,155

Household Products & Wares — 0.3%
American Greetings Corp. 7.875%, 02/15/25 144A @	70	70,525
Central Garden & Pet Co. 5.125%, 02/01/28	180	171,000
Prestige Brands, Inc. 6.375%, 03/01/24 144A @	325	333,125

		574,650

Insurance — 1.1%
Acrisure LLC 7.000%, 11/15/25 144A @	475	456,000
Alliant Holdings Intermediate LLC 8.250%, 08/01/23 144A @	410	422,300
AssuredPartners, Inc. 7.000%, 08/15/25 144A @	360	355,500
CNO Financial Group, Inc. 5.250%, 05/30/25	270	268,650
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	425	425,531

		1,927,981

Internet — 1.0%
Netflix, Inc. 4.875%, 04/15/28 144A @	365	350,984
VeriSign, Inc.
5.250%, 04/01/25	30	30,450
4.750%, 07/15/27	260	248,950
Zayo Group LLC
6.375%, 05/15/25	830	859,050
5.750%, 01/15/27 144A @	130	127,075

		1,616,509

Iron & Steel — 1.2%
AK Steel Corp. 6.375%, 10/15/25	345	325,162
ArcelorMittal
7.250%, 10/15/39	260	307,450
7.000%, 03/01/41	20	23,250
Big River Steel LLC 7.250%, 09/01/25 144A @	195	202,313
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 144A @	680	749,700
United States Steel Corp. 6.875%, 08/15/25	345	354,487

		1,962,362

Leisure Time — 0.7%
LTF Merger Sub, Inc. 8.500%, 06/15/23 144A @	400	418,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Leisure Time — (continued)
Sabre GLBL, Inc. 5.375%, 04/15/23 144A @	$125	$126,094
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	240	253,800
VOC Escrow Ltd. 5.000%, 02/15/28 144A @	345	327,750

		1,126,144

Lodging — 0.6%
Caesars Entertainment Corp. 5.000%, 10/01/24	92	159,647
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250%, 10/15/25 144A @	575	551,241
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	300	300,000

		1,010,888

Machinery - Diversified — 0.1%
Welbilt, Inc. 9.500%, 02/15/24	100	111,500

Media — 8.0%
AMC Networks, Inc. 4.750%, 08/01/25	205	197,544
Block Communications, Inc. 6.875%, 02/15/25 144A @	24	24,134
CCO Holdings LLC
5.500%, 05/01/26 144A @	1,230	1,203,862
5.000%, 02/01/28 144A @	1,175	1,101,562
Cequel Communications Holdings I LLC 7.750%, 07/15/25 144A @	780	824,850
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/20	345	344,569
6.500%, 11/15/22	505	515,454
CSC Holdings LLC
6.625%, 10/15/25 144A @	600	619,500
10.875%, 10/15/25 144A @	1,725	2,026,858
DISH DBS Corp.
6.750%, 06/01/21	425	427,656
7.750%, 07/01/26	630	590,783
iHeartCommunications, Inc.
9.000%, 12/15/19 ¤	520	410,150
9.000%, 09/15/22 ¤	410	321,850
Meredith Corp. 6.875%, 02/01/26 144A @	295	302,744
Radiate Holdco LLC 6.875%, 02/15/23 144A @	235	227,363
Sirius XM Radio, Inc. 5.000%, 08/01/27 144A @	155	145,700
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	386	362,840
Unitymedia GmbH 6.125%, 01/15/25 144A @	625	655,469
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	400	407,000

	Par (000)	Value†

Media — (continued)
Univision Communications, Inc. 5.125%, 02/15/25 144A @	$300	$279,750
UPCB Finance IV Ltd. 5.375%, 01/15/25 144A @	600	579,000
Videotron Ltd. 5.125%, 04/15/27 144A @	95	93,100
VTR Finance BV 6.875%, 01/15/24 144A @	1,150	1,197,736
Ziggo Bond Finance BV 6.000%, 01/15/27 144A @	825	769,312

		13,628,786

Metal Fabricate/Hardware — 0.3%
Zekelman Industries, Inc. 9.875%, 06/15/23 144A @	525	577,500

Mining — 3.7%
Constellium N.V.
5.750%, 05/15/24 144A @	250	245,000
6.625%, 03/01/25 144A @	500	506,250
5.875%, 02/15/26 144A @	250	246,250
First Quantum Minerals Ltd.
7.250%, 04/01/23 144A @	400	395,000
6.500%, 03/01/24 144A @	315	298,856
FMG Resources August 2006 Pty Ltd.
4.750%, 05/15/22 144A @	180	177,750
5.125%, 03/15/23 144A @	250	248,288
5.125%, 05/15/24 144A @	315	310,666
Freeport-McMoRan, Inc.
5.400%, 11/14/34	650	617,688
5.450%, 03/15/43	635	584,009
Hudbay Minerals, Inc.
7.250%, 01/15/23 144A @	175	181,563
7.625%, 01/15/25 144A @	645	681,281
New Gold, Inc. 6.375%, 05/15/25 144A @	205	209,613
Northwest Acquisitions ULC 7.125%, 11/01/22 144A @	215	219,300
Novelis Corp.
6.250%, 08/15/24 144A @	350	358,750
5.875%, 09/30/26 144A @	200	196,000
Park-Ohio Industries, Inc. 6.625%, 04/15/27	90	93,150
Stillwater Mining Co. 7.125%, 06/27/25	250	251,725
Teck Resources Ltd.
6.000%, 08/15/40	155	159,650
6.250%, 07/15/41	204	216,240

		6,197,029

Miscellaneous Manufacturing — 0.1%
Koppers, Inc. 6.000%, 02/15/25 144A @	85	86,845

Oil & Gas — 9.2%
Berry Petroleum Co., LLC 7.000%, 02/15/26 144A @	320	322,496

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Carrizo Oil & Gas, Inc. 8.250%, 07/15/25	$210	$219,975
Chesapeake Energy Corp.
6.125%, 02/15/21	190	190,950
8.000%, 06/15/27 144A @	175	167,125
Cosan Luxembourg S.A. 7.000%, 01/20/27 144A @	400	425,080
Covey Park Energy LLC 7.500%, 05/15/25 144A @	410	405,900
CrownRock LP 5.625%, 10/15/25 144A @	610	603,900
Endeavor Energy Resources LP
5.500%, 01/30/26 144A @	125	124,375
5.750%, 01/30/28 144A @	125	124,531
Ensco PLC 8.000%, 01/31/24	494	476,710
Felix Energy 7.810%, 08/09/22 (1),^,~,#	505	499,950
Frontera Energy Corp.^
10.000%, 11/02/21	15	16,688
10.000%, 11/02/21 PIK (Cash coupon
10.000%, PIK 14.000%) 144A @	505	561,812
10.000%, 11/02/21 PIK (Cash coupon
10.000%, PIK 14.000%)	172	191,350
Hess Corp. 7.875%, 10/01/29	210	257,249
Indigo Natural Resources LLC 6.875%, 02/15/26 144A @	380	358,150
Kosmos Energy Ltd.
7.875%, 08/01/21 144A @	495	503,662
7.875%, 08/01/21 144A @	600	610,500
Matador Resources Co. 6.875%, 04/15/23	491	510,640
MEG Energy Corp.
7.000%, 03/31/24 144A @	240	198,000
6.500%, 01/15/25 144A @	395	383,150
Newfield Exploration Co. 5.375%, 01/01/26	115	118,738
Noble Holding International Ltd.
7.875%, 02/01/26 144A @	175	172,375
8.950%, 04/01/45	313	259,008
Parsley Energy LLC 5.625%, 10/15/27 144A @	790	790,000
PDC Energy, Inc. 5.750%, 05/15/26 144A @	430	422,475
Petrobras Global Finance BV
8.750%, 05/23/26	485	570,045
7.375%, 01/17/27	705	763,867
7.250%, 03/17/44	405	413,100
Rowan Cos, Inc. 7.375%, 06/15/25	185	173,438
Sable Permian Resources LLC 7.125%, 11/01/20 144A @	295	218,300
Seven Generations Energy Ltd.
6.750%, 05/01/23 144A @	325	336,375
5.375%, 09/30/25 144A @	595	568,225

	Par (000)	Value†

Oil & Gas — (continued)
Southwestern Energy, Co. 6.700%, 01/23/25	$355	$344,527
Sunoco LP144A @
4.875%, 01/15/23	320	308,400
5.500%, 02/15/26	125	120,625
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.750%, 06/01/22 144A @	150	124,500
Transocean, Inc.
9.000%, 07/15/23 144A @	170	180,838
7.500%, 01/15/26 144A @	240	236,400
WPX Energy, Inc. 8.250%, 08/01/23	565	632,800
YPF S.A.
8.500%, 03/23/21 144A @	305	333,090
8.750%, 04/04/24 144A @	385	429,082
8.500%, 07/28/25	825	910,660

		15,579,061

Oil & Gas Services — 1.6%
Archrock Partners LP
6.000%, 04/01/21	160	160,200
6.000%, 10/01/22	583	578,627
CSI Compressco LP
7.250%, 08/15/22	360	338,400
7.500%, 04/01/25 144A @	350	353,500
Exterran Energy Solutions LP 8.125%, 05/01/25 144A @	570	604,200
Weatherford International Ltd.
7.750%, 06/15/21	700	652,750
9.875%, 02/15/24	80	73,000

		2,760,677

Packaging and Containers — 2.6%
Apex Tool Group LLC 9.000%, 02/15/23 144A @	405	403,987
ARD Finance S.A. PIK (Cash coupon
7.125%, PIK 7.875%)
7.125%, 09/15/23	825	854,906
Ardagh Packaging Finance PLC 7.250%, 05/15/24 144A @	725	771,219
BWAY Holding Co.
5.500%, 04/15/24 144A @	315	316,969
7.250%, 04/15/25 144A @	330	336,600
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	100	111,500
Horizon Parent Holdings Sarl PIK (Cash coupon 8.25%) 8.250%, 02/15/22 144A @	295	383,550
Kleopatra Holdings 1 SCA PIK (Cash coupon 8.50%) 8.500%, 06/30/23	505	551,784
Pactiv LLC 7.950%, 12/15/25	175	194,687
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	218	220,775

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — (continued)
7.000%, 07/15/24 144A @	$275	$287,891

		4,433,868

Pharmaceuticals — 1.9%
Endo Finance LLC
7.250%, 01/15/22 144A @	265	229,888
6.000%, 02/01/25 144A @	325	233,187
Teva Pharmaceutical Finance Netherlands III BV144A @
6.000%, 04/15/24	700	679,826
6.750%, 03/01/28	200	197,626
Valeant Pharmaceuticals International 9.250%, 04/01/26 144A @	250	249,050
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/21 144A @	435	436,631
7.000%, 03/15/24 144A @	570	594,225
5.500%, 11/01/25 144A @	255	248,242
9.000%, 12/15/25 144A @	325	322,969

		3,191,644

Pipelines — 3.1%
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/24	500	553,125
5.875%, 03/31/25	225	235,406
Crestwood Midstream Partners LP
6.250%, 04/01/23	500	503,750
DCP Midstream LP (3 M ICE LIBOR + 5.150%) 7.375%, 06/15/66 •	340	338,725
DCP Midstream Operating LP
9.750%, 03/15/19 144A @	125	131,875
8.125%, 08/16/30	145	176,175
6.750%, 09/15/37 144A @	300	330,000
(3 M ICE LIBOR + 3.850%) 5.850%,
05/21/43 144A @•	550	519,750
NuStar Logistics LP 5.625%, 04/28/27	825	800,250
Plains All American Pipeline LP (3 M ICE LIBOR + 4.110%) 6.125%, 11/15/66 •	235	226,775
Summit Midstream Holdings LLC
5.500%, 08/15/22	65	63,375
5.750%, 04/15/25	120	114,300
Summit Midstream Partners LP (3 M ICE LIBOR + 7.430%) 9.500%, 12/15/66 •	165	167,681
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	595	605,412
Targa Resources Partners LP 5.125%, 02/01/25	330	328,350
TransMontaigne Partners LP 6.125%, 02/15/26	205	205,513

		5,300,462

Real Estate — 1.6%
Five Point Operating Co. LP 7.875%, 11/15/25 144A @	650	655,687
Greystar Real Estate Partners LLC 5.750%, 12/01/25 144A @	200	199,500

	Par (000)	Value†

Real Estate — (continued)
MPT Operating Partnership LP 5.000%, 10/15/27	$430	$421,529
MPT Operating Partnership LP 6.375%, 03/01/24	250	262,505
The Howard Hughes Corp. 5.375%, 03/15/25 144A @	710	701,125
VEREIT Operating Partnership LP 4.875%, 06/01/26	330	333,216
VICI Properties 1 LLC 8.000%, 10/15/23	169	187,168

		2,760,730

Retail — 1.2%
Beacon Escrow Corp. 4.875%, 11/01/25 144A @	145	138,112
Ferrellgas Partners LP
6.500%, 05/01/21	310	296,825
6.750%, 01/15/22	210	198,975
6.750%, 06/15/23	100	91,000
Group 1 Automotive, Inc. 5.250%, 12/15/23 144A @	150	150,000
Jo-Ann Stores Holdings, Inc. PIK (Cash coupon 9.750%, PIK 10.500%) 9.750%, 10/15/19 144A @	425	425,000
New Red Finance, Inc. 5.000%, 10/15/25 144A @	250	238,050
Sonic Automotive, Inc. 5.000%, 05/15/23	80	76,000
Yum! Brands, Inc.
6.875%, 11/15/37	115	122,475
5.350%, 11/01/43	365	330,325

		2,066,762

Semiconductors — 0.5%
Advanced Micro Devices, Inc. 7.000%, 07/01/24	565	593,250
Qorvo, Inc. 7.000%, 12/01/25	57	61,892
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	225	236,464

		891,606

Software — 1.6%
Change Healthcare Holdings LLC 5.750%, 03/01/25 144A @	325	322,254
Rackspace Hosting, Inc. 8.625%, 11/15/24 144A @	130	128,375
Riverbed Technology, Inc. 8.875%, 03/01/23 144A @	255	242,250
RP Crown Parent LLC 7.375%, 10/15/24 144A @	150	155,250
Solera LLC 10.500%, 03/01/24 144A @	995	1,106,937
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23	200	210,700

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Software — (continued)
Veritas US, Inc. 10.500%, 02/01/24 144A @	$525	$490,875

		2,656,641

Telecommunications — 9.3%
Altice Financing S.A.
6.625%, 02/15/23 144A @	350	346,500
7.500%, 05/15/26 144A @	925	906,500
Altice Finco S.A. 8.125%, 01/15/24 144A @	600	618,000
Altice Luxembourg S.A.
7.750%, 05/15/22 144A @	400	371,496
7.625%, 02/15/25 144A @	1,515	1,295,325
C&W Senior Financing DAC 6.875%, 09/15/27 144A @	245	244,387
CenturyLink, Inc. 7.500%, 04/01/24	320	322,400
CommScope Technologies LLC 6.000%, 06/15/25 144A @	575	598,287
Digicel Group Ltd. 8.250%, 09/30/20 144A @	435	374,100
Digicel Ltd. 6.000%, 04/15/21 144A @	200	187,750
Equinix, Inc. 5.375%, 05/15/27	250	253,750
Frontier Communications Corp. 8.500%, 04/01/26 144A @	275	266,062
Gogo Intermediate Holdings LLC 12.500%, 07/01/22 144A @	695	781,875
GTT Communications, Inc. 7.875%, 12/31/24 144A @	225	225,563
Hughes Satellite Systems Corp.
7.625%, 06/15/21	325	348,780
6.625%, 08/01/26	420	417,900
Intelsat Jackson Holdings S.A. 9.750%, 07/15/25 144A @	230	214,763
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	365	337,625
7.500%, 04/01/21	360	326,025
9.500%, 09/30/22 144A @	940	1,071,600
Level 3 Financing, Inc.
5.375%, 05/01/25	175	169,750
5.250%, 03/15/26	125	117,813
MTN Mauritius Investment Ltd. 6.500%, 10/13/26	400	421,000
SoftBank Group Corp. 5.125%, 09/19/27	600	563,362
Sprint Capital Corp. 8.750%, 03/15/32	395	412,775
Sprint Communications, Inc.
7.000%, 08/15/20	525	546,000
11.500%, 11/15/21	110	127,600
Sprint Corp.
7.250%, 09/15/21	525	542,719
7.625%, 03/01/26	430	419,551
T-Mobile US, Inc.
4.000%, 04/15/22	455	452,725

	Par (000)	Value†

Telecommunications — (continued)
4.750%, 02/01/28	$450	$432,562
TBG Global Pte Ltd. 5.250%, 02/10/22	200	201,265
Telesat Canada/Telesat LLC 8.875%, 11/15/24 144A @	385	422,537
ViaSat, Inc. 5.625%, 09/15/25 144A @	380	365,864
Virgin Media Secured Finance PLC
5.250%, 01/15/26 144A @	200	192,500
5.500%, 08/15/26 144A @	600	583,122
6.250%, 03/28/29	175	259,328

		15,739,161

Transportation — 0.6%
DAE Funding LLC
4.000%, 08/01/20 144A @	175	170,625
4.500%, 08/01/22 144A @	200	189,750
5.000%, 08/01/24 144A @	210	198,713
Park Aerospace Holdings Ltd. 4.500%, 03/15/23 144A @	250	236,875
Watco Cos. LLC 6.375%, 04/01/23 144A @	250	256,250

		1,052,213

TOTAL CORPORATE BONDS (Cost $138,091,255)		136,904,825

LOAN AGREEMENTS — 10.6%‡
Building Materials — 0.2%
Fairmount Santro, Inc. (3 M LIBOR + 6.000%) 8.302%, 11/01/22 •	253	255,940

Commercial Services — 0.5%
Brickman Group Ltd. (12 M LIBOR + 3.000%) 4.846%, 12/18/20 •	314	315,898
Hercules Bankruptcy Claim (3 M LIBOR + 9.500%) 10.500%, 05/06/20 (1),^,•,~	86	36,075
Laureate Education, Inc. (12 M LIBOR + 4.500%) 5.377%, 04/26/24 •	201	202,042
Sedgwick Claims Management Services, Inc. (12 M LIBOR + 5.750%) 7.627%, 02/28/22 •	375	376,125

		930,140

Electric — 0.2%
Vistra Operations Co., LLC•
(12 M LIBOR + 2.500%) 4.377%, 08/04/23	62	61,876
(12 M LIBOR + 2.750%) 4.377%, 08/04/23	346	348,283

		410,159

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Energy-Alternate Sources — 0.1%
Medallion Midland Acquisition LLC (12 M LIBOR + 3.250%) 5.127%, 10/30/24 •	$180	$179,101
Terra-Gen Finance Co. LLC (12 M LIBOR + 4.250%) 5.250%, 12/09/21 •	0	0

		179,101

Engineering & Construction — 0.1%
StandardAero Aviation Holdings, Inc. (6 M LIBOR + 3.750%) 5.630%, 07/07/22 •	229	230,650

Entertainment — 0.3%
Alpha Top Co Ltd. - Delta 2 (Lux) Sarl (12 M LIBOR + 2.500%) 4.377%, 02/01/24 •	593	591,747

Environmental Control — 0.3%
Filtration Group Corp. (3 M LIBOR + 3.000%) 5.310%, 03/29/25 •	495	496,238

Healthcare Services — 0.4%
Envision Heathcare Corp. (12 M LIBOR + 3.000%) 4.880%, 12/01/23 •	268	269,026
Weight Watchers International, Inc. (3 M LIBOR + 4.750%) 6.446%, 11/29/24 •	459	464,211

		733,237

Household Products & Wares — 0.2%
Diamond (BC) BV (6 M LIBOR + 3.000%) 4.994%, 09/06/24 •	344	343,422

Industrial — 0.1%
Peak 10 Holding Corp. (3 M LIBOR + 3.500%) 5.802%, 08/01/24 •	254	254,319

Insurance — 1.8%
Acrisure LLC (3 M LIBOR + 4.250%) 5.991%, 11/22/23 •	158	160,186
Asurion LLC• (12 M LIBOR + 2.750%) 4.627%, 08/04/22	665	668,874
(12 M LIBOR + 2.750%) 4.627%, 11/03/23	612	616,080
(12 M LIBOR + 6.000%) 7.877%, 08/04/25	1,495	1,533,496

		2,978,636

	Par (000)	Value†

Internet — 1.4%
Ancestry.com Operations, Inc. (12 M LIBOR + 3.250%) 5.130%, 10/19/23 •	$442	$444,004
Hoya Midco LLC (12 M LIBOR + 3.500%) 5.377%, 06/30/24 •	258	258,158
MA Financeco LLC (12 M LIBOR + 2.750%) 4.627%, 06/21/24 •	44	43,969
Seattle Escrow Borrower LLC (12 M LIBOR + 2.750%) 4.627%, 06/21/24 •	301	296,936
TierPoint, LLC (12 M LIBOR + 3.750%) 5.627%, 05/06/24 •	84	82,654
Uber Technologies, Inc. (12 M LIBOR + 4.000%) 5.877%, 07/13/23 •	1,231	1,234,550

		2,360,271

Iron & Steel — 0.1%
Big River Steel LLC (3 M LIBOR + 5.000%) 7.302%, 08/15/23 •	164	166,290

Machinery - Diversified — 0.2%
Gardner Denver, Inc. (3 M LIBOR + 2.750%) 5.052%, 07/30/24 •	339	340,964

Media — 0.5%
EIG Investors Corp. (3 M LIBOR + 4.000%) 5.956%, 02/09/23 •	478	481,376
iHeartCommunications, Inc. (3 M LIBOR + 6.750%) 9.052%, 01/30/19 •	525	414,151

		895,527

Metal Fabricate/Hardware — 0.2%
Zekelman Industries, Inc. (3 M LIBOR + 2.750%) 4.999%, 06/14/21 •	319	320,894

Mining — 0.2%
Vine Oil & Gas LP (12 M LIBOR + 6.875%) 8.752%, 11/25/21 ^,•	275	275,344

Oil & Gas — 0.4%
Eagleclaw Midstream Ventures LLC (6 M LIBOR + 4.250%) 6.039%, 06/24/24 •	605	608,452

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Packaging and Containers — 0.1%
BWAY Holding Co. (12 M LIBOR + 3.250%) 4.958%, 04/03/24 •	$169	$169,478

Retail — 0.7%
Academy Ltd. (12 M LIBOR + 4.000%) 5.777%, 07/01/22 •	454	360,999
ASHCO LLC (12 M LIBOR + 5.000%) 6.877%, 09/25/24 •	259	256,113
Jo-Ann Stores, Inc. (3 M LIBOR + 5.000%) 6.551%, 10/20/23 •	586	582,967

		1,200,079

Software — 1.7%
Kronos, Inc.•
(3 M LIBOR + 3.000%) 4.880%, 11/01/23	679	683,470
(3 M LIBOR + 3.500%) 10.023%, 11/01/24	445	460,944
SS&C Technologies Holdings, Inc. 4.510%, 02/28/25	390	391,747
Veritas US, Inc. (3 M LIBOR + 4.500%) 6.802%, 01/27/23 •	1,281	1,274,638

		2,810,799

Telecommunications — 0.4%
Colorado Buyer, Inc. (3 M LIBOR + 3.000%) 4.780%, 05/01/24 •	109	109,175
Digicel International Finance (3 M LIBOR + 3.250%) 5.020%, 05/27/24 •	268	266,533
Intelsat Jackson Holdings S.A. 6.625%, 01/02/24	235	237,693

		613,401

Transportation — 0.5%
Truck Hero, Inc.•
(3 M LIBOR + 4.000%) 6.223%, 04/22/24	437	438,828
(3 M LIBOR + 8.250%) 10.473%, 04/21/25	370	371,387

		810,215

TOTAL LOAN AGREEMENTS‡ (Cost $17,954,560)		17,975,303

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,513,090	1,513,090
T. Rowe Price Investment, Ltd.	8,182,298	$8,182,298

TOTAL SHORT-TERM INVESTMENTS (Cost $9,695,388)		9,695,388

TOTAL INVESTMENTS — 99.2% (Cost $169,455,756)		$168,453,518

Other Assets & Liabilities — 0.8%		1,291,023

TOTAL NET ASSETS — 100.0%		$169,744,541

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
†	See Security Valuation Note.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2018. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
144A @	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2018 is $3,095,683.
•	Variable Rate Security. The rate shown is the rate in effect on March 31, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2018 is $1,974,239.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $1,813,012, which represented 1.1% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Felix Energy	8/19/2017	$500,488	$499,950
Targa Resources	10/30/2017	1,316,000	1,313,062

Total		$1,816,488	$1,813,012

CONV — Convertible Security.

CVR — Contingent Valued Rights.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 03/31/2018 ††

United States	74%
Luxembourg	6
Canada	5
Netherlands	4
United Kingdom	2
Bermuda	1
Italy	1
Other	7

Total	100%

††% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
ASSET BACKED SECURITIES	$96,937	$—	$96,937	$—
COMMON STOCKS
Entertainment	4,965	—	—	4,965
Lodging	278,764	278,764	—	—
Media	182,320	182,320	—	—
Mining	145,661	145,661	—	—
Oil & Gas	373,949	253,762	120,187	—
Oil & Gas Services	183,024	183,024	—	—
Telecommunications	338,128	338,128	—	—

TOTAL COMMON STOCKS	1,506,811	1,381,659	120,187	4,965

PREFERRED STOCKS
Electric	616,455	616,455	—	—
Healthcare Products	344,737	344,737	—	—
Oil & Gas	1,313,062	—	—	1,313,062
Packaging and Containers	—	—	—	—

TOTAL PREFERRED STOCKS	2,274,254	961,192	—	1,313,062

CORPORATE BONDS
Advertising	878,538	—	878,538	—
Aerospace & Defense	246,000	—	246,000	—
Airlines	58,331	—	58,331	—
Auto Manufacturers	1,268,088	—	1,268,088	—
Auto Parts & Equipment	1,510,106	—	1,510,106	—
Banks	8,480,372	—	8,480,372	—
Building Materials	905,981	—	905,981	—
Chemicals	3,445,704	—	3,445,704	—
Coal	236,250	—	236,250	—
Commercial Services	6,150,286	—	6,150,286	—
Computers	179,813	—	179,813	—
Cosmetics & Personal Care	537,463	—	537,463	—
Diversified Financial Services	5,444,606	—	5,444,606	—
Electric	4,236,673	—	4,236,673	—
Energy-Alternate Sources	233,631	—	233,631	—
Engineering & Construction	1,518,775	—	1,518,775	—
Entertainment	4,231,422	—	4,231,422	—
Environmental Control	494,090	—	494,090	—
Food	3,696,589	—	3,696,589	—
Forest Products & Paper	238,200	—	238,200	—
Gas	481,800	—	481,800	—
Healthcare Products	1,330,475	—	1,330,475	—
Healthcare Services	4,495,845	—	4,495,845	—
Home Builders	1,001,613	—	1,001,613	—
Home Furnishings	351,155	—	351,155	—
Household Products & Wares	574,650	—	574,650	—
Insurance	1,927,981	—	1,927,981	—
Internet	1,616,509	—	1,616,509	—
Iron & Steel	1,962,362	—	1,962,362	—
Leisure Time	1,126,144	—	1,126,144	—
Lodging	1,010,888	—	1,010,888	—
Machinery—Diversified	111,500	—	111,500	—
Media	13,628,786	—	13,628,786	—
Metal Fabricate/Hardware	577,500	—	577,500	—
Mining	6,197,029	—	6,197,029	—
Miscellaneous Manufacturing	86,845	—	86,845	—
Oil & Gas	15,652,061	—	15,152,111	499,950
Oil & Gas Services	2,687,677	—	2,687,677	—
Packaging and Containers	4,433,868	—	4,433,868	—
Pharmaceuticals	3,191,644	—	3,191,644	—
Pipelines	5,300,462	—	5,300,462	—
Real Estate	2,760,730	—	2,760,730	—

The accompanying notes are an integral part of the financial statements.

Retail	$2,066,762	$—	$2,066,762	$—
Semiconductors	891,606	—	891,606	—
Software	2,656,641	—	2,656,641	—
Telecommunications	15,739,161	—	15,739,161	—
Transportation	1,052,213	—	1,052,213	—

TOTAL CORPORATE BONDS	136,904,825	—	136,404,875	499,950

LOAN AGREEMENTS
Building Materials	255,940	—	255,940	—
Commercial Services	930,140	—	894,065	36,075
Electric	410,159	—	410,159	—
Energy-Alternate Sources	179,101	—	179,101	—
Entertainment	591,747	—	591,747	—
Environmental Control	496,238	—	496,238	—
Healthcare Services	733,237	—	733,237	—
Household Products & Wares	343,422	—	343,422	—
Industrial	423,796	—	423,796	—
Insurance	2,978,636	—	2,978,636	—
Internet	2,360,271	—	2,360,271	—
Iron & Steel	166,290	—	166,290	—
Machinery — Diversified	340,964	—	340,964	—
Media	895,528	—	895,528	—
Metal Fabricate/Hardware	320,894	—	320,894	—
Mining	275,344	—	275,344	—
Oil & Gas	839,102	—	839,102	—
Retail	1,200,079	—	1,200,079	—
Software	2,810,799	—	2,810,799	—
Telecommunications	613,401	—	613,401	—
Transportation	810,215	—	810,215	—

TOTAL LOAN AGREEMENTS	17,975,303	—	17,939,228	36,075

SHORT-TERM INVESTMENTS	9,695,388	9,695,388	—	—

TOTAL INVESTMENTS	$168,453,518	$12,038,239	$154,561,227	$1,854,052

OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$20,081	$—	$20,081	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$20,081	$—	$20,081	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(1,495)	$—	$(1,495)	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(1,495)	$—	$(1,495)	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2017	$1,323,902
Change in Appreciation/(Depreciation)	(5,875)
Sales/Exchange	(48,893)
Realized Gain (Loss)	(25,869)
Transfer In Level 3	610,787

Balance as of 3/31/2018	$1,854,052

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held by High Yield Bond Fund at March 31, 2018 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Citibank	04/20/2018	(392,000)	1.28782	$(315,440)	$(304,391)	$11,049	$—
Buy	Canadian Dollar	State Street	04/20/2018	47,000	1.28782	36,536	36,496	—	(40)
Sell	Euro	Citibank	05/18/2018	(559,000)	0.80985	(689,801)	(690,254)	—	(453)
Sell	Euro	Merrill Lynch	05/18/2018	(258,000)	0.80985	(317,669)	(318,579)	—	(910)
Buy	Euro	HSBC Securities	05/18/2018	33,865	0.80985	41,816	41,817	1	—
Sell	Pound Sterling	Citibank	04/20/2018	(1,026,000)	0.71211	(1,449,811)	(1,440,780)	9,031	—
Buy	Pound Sterling	HSBC Securities	04/20/2018	12,556	0.71211	17,724	17,632	—	(92)

	Total							$20,081	$(1,495)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 05/10/21	$517	$545,406
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 10/11/25	1,721	1,739,102
Taco Bell Funding LLC 2016-1A A21 3.832%, 05/25/46 144A @	3,560	3,579,766
TOTAL ASSET BACKED SECURITIES (Cost $5,802,030)		5,864,274

	Number of Shares	Value†
COMMON STOCKS — 65.9%
Agriculture — 1.4%
Philip Morris International, Inc.	527,895	52,472,763

Auto Parts & Equipment — 1.3%
Adient PLC	317,513	18,974,577
Magna International, Inc.	583,544	32,882,704

		51,857,281

Banks — 3.7%
State Street Corp.	440,374	43,918,499
The PNC Financial Services Group, Inc.	647,697	97,957,694

		141,876,193

Beverages — 5.3%
Dr. Pepper Snapple Group, Inc.	1,324,193	156,757,967
PepsiCo, Inc.	438,986	47,915,322

		204,673,289

Biotechnology — 0.2%
Biogen, Inc.*	33,434	9,154,898

Commercial Services — 2.9%
Aramark	1,513,226	59,863,221
Equifax, Inc.	320,200	37,722,762
Mastercard, Inc., Class A	73,571	12,886,696

		110,472,679

Computers — 0.4%
Apple, Inc.	91,700	15,385,426

Diversified Financial Services — 3.2%
Intercontinental Exchange, Inc.	496,901	36,035,261
Visa, Inc., Class A	734,331	87,840,674

		123,875,935

Electric — 4.3%
CMS Energy Corp.	56,983	2,580,760
DTE Energy Co.	532,718	55,615,759
Eversource Energy	860,344	50,691,469
NextEra Energy, Inc.	111,671	18,239,224
PG&E Corp.	662,245	29,092,423
Xcel Energy, Inc.	179,171	8,148,697

		164,368,332

Electronics — 4.6%
Fortive Corp.	644,968	49,997,919

	Number of Shares	Value†
Electronics — (continued)
PerkinElmer, Inc.	1,180,831	$89,412,523
Thermo Fisher Scientific, Inc.	184,330	38,056,772

		177,467,214

Environmental Control — 1.7%
Republic Services, Inc.	399,956	26,489,086
Waste Connections, Inc.	551,326	39,552,127

		66,041,213

Food — 1.0%
The Kraft Heinz Co.	316,975	19,744,373
Tyson Foods, Inc., Class A	264,564	19,363,439

		39,107,812

Gas — 1.2%
NiSource, Inc.	1,900,664	45,444,876

Healthcare Products — 2.6%
Becton Dickinson & Co.	468,714	101,570,324

Healthcare Services — 2.9%
Aetna, Inc.	197,634	33,400,146
Anthem, Inc.	103,835	22,812,550
Cigna Corp.	70,372	11,804,199
UnitedHealth Group, Inc.	201,908	43,208,312

		111,225,207

Insurance — 3.2%
Marsh & McLennan Cos., Inc.	1,520,244	125,556,952

Internet — 4.4%
Alphabet, Inc., Class A*	16,699	17,319,201
Alphabet, Inc., Class C*	21,337	22,015,303
Amazon.com, Inc.*	53,337	77,196,774
Booking Holdings, Inc.*	11,800	24,548,602
Facebook, Inc., Class A*	187,200	29,912,688

		170,992,568

Machinery - Diversified — 2.0%
Roper Technologies, Inc.	139,311	39,103,205
The Middleby Corp.*	316,480	39,177,059

		78,280,264

Media — 0.2%
Liberty Global PLC, Class C*	244,185	7,430,550

Miscellaneous Manufacturing — 3.2%
Danaher Corp.	1,113,102	108,983,817
General Electric Co.	996,418	13,431,714

		122,415,531

Oil & Gas — 0.6%
Canadian Natural Resources Ltd.	500,500	15,750,735
TOTAL S.A.	140,045	8,027,344

		23,778,079

Packaging and Containers — 0.5%
Ball Corp.	461,199	18,314,212

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 1.8%
Abbott Laboratories	1,045,191	$62,627,845
Perrigo Co. PLC	77,490	6,458,016

		69,085,861

Pipelines — 0.6%
Enterprise Products Partners LP	1,000,899	24,502,008

Retail — 2.1%
CVS Health Corp.	201,400	12,529,094
Yum! Brands, Inc.	823,704	70,121,922

		82,651,016

Semiconductors — 1.4%
Broadcom Ltd.	63,000	14,845,950
Maxim Integrated Products, Inc.	17,122	1,031,087
Texas Instruments, Inc.	377,013	39,167,880

		55,044,917

Software — 9.2%
Fidelity National Information Services, Inc.	905,820	87,230,466
Fiserv, Inc.*	1,726,618	123,125,129
Intuit, Inc.	213,908	37,080,952
Microsoft Corp.	1,171,000	106,877,170

		354,313,717

TOTAL COMMON STOCKS (Cost $2,149,159,185)		2,547,359,117

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 2.5%
Diversified — 2.5%
American Tower Corp.	282,673	41,083,694
Crown Castle International Corp.	419,300	45,959,473
SBA Communications Corp.	11,060,000	10,838,800
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $93,672,480)		97,881,967

	Number of Shares	Value†
PREFERRED STOCKS — 3.8%
Banks — 1.2%
State Street Corp.	19,850	522,055
U.S. Bancorp, Series F•	71,000	1,983,030
Wells Fargo & Co.	34,522	44,533,380

		47,038,465

Diversified — 0.1%
Crown Castle International Corp.	3,569	3,989,892

Diversified Financial Services — 0.1%
The Charles Schwab Corp.	150,000	3,906,000
The Charles Schwab Corp.	12,000	314,280

		4,220,280

Electric — 1.4%
Alabama Power Co.	100,000	2,538,000
DTE Energy Co.	340,000	8,207,600

	Number of Shares	Value†
Electric — (continued)
NextEra Energy, Inc.	73,986	$4,266,033
SCE Trust II	14,730	340,263
SCE Trust III•	161,355	4,287,202
SCE Trust IV•	340,000	8,738,000
SCE Trust V•	100,000	2,598,000
SCE Trust VI	75,000	1,698,000
Sempra Energy	196,713	20,137,510

		52,810,608

Healthcare Products — 1.0%
Becton Dickinson and Co., CONV	658,993	38,504,961

TOTAL PREFERRED STOCKS (Cost $138,595,286)		146,564,206

	Par (000)	Value†
CORPORATE BONDS — 17.6%
Aerospace & Defense — 0.7%
Harris Corp. 1.999%, 04/27/18	1,080	1,079,736
Northrop Grumman Corp.
2.550%, 10/15/22	5,930	5,746,761
2.930%, 01/15/25	7,195	6,898,788
3.250%, 01/15/28	12,704	12,126,389

		25,851,674

Agriculture — 0.2%
Philip Morris International, Inc.
2.000%, 02/21/20	3,420	3,369,199
(3 M ICE LIBOR + 0.420%) 2.312%, 02/21/20 •	2,285	2,296,173
2.625%, 02/18/22	4,270	4,184,415

		9,849,787

Airlines — 0.1%
Continental Airlines Pass Through Trust 2012-1 Class B 6.250%, 10/11/21	253	261,772
Delta Air Lines 2009-1, Class A, Pass Through Trust 7.750%, 06/17/21	269	285,518
Delta Air Lines 2011-1, Class A , Pass Through Trust 5.300%, 10/15/20	318	324,095
U.S. Airways 2010-1 Class A, Pass Through Trust 6.250%, 10/22/24	1,434	1,545,891
U.S. Airways 2012-2 Class A, Pass Through Trust 4.625%, 12/03/26	211	217,202
U.S. Airways 2013-1 Class A, Pass Through Trust 3.950%, 05/15/27	4	3,855
U.S. Airways 2013-1 Class B, Pass Through Trust 5.375%, 05/15/23	4	4,200

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
U.S. Airways Pass Through Trust 2012-2 Class B 6.750%, 12/03/22 144A @,^	$421	$448,414

		3,090,947

Auto Manufacturers — 0.4%
Tesla, Inc. 5.300%, 08/15/25 144A @	16,195	14,130,137

Banks — 2.4%
The PNC Financial Services Group, Inc. (3 M ICE LIBOR + 3.300%) 5.000%, 12/29/49 •	7,085	7,053,117
Kreditanstalt fuer Wiederaufbau 2.875%, 04/03/28	71,660	71,409,190
Regions Bank 7.500%, 05/15/18	75	75,417
State Street Corp. (3 M ICE LIBOR + 3.600%) 5.250%, 12/29/49 •	4,360	4,469,000
The Bank of New York Mellon Corp.•
(3 M ICE LIBOR + 3.130%) 4.625%, 12/29/49	3,175	3,087,688
(3 M ICE LIBOR + 3.420%) 4.950%, 12/29/49	5,800	5,938,504
U.S. Bancorp (3 M ICE LIBOR + 2.910%) 5.300%, 04/15/49 •	3,010	3,077,725

		95,110,641

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/19	2,995	2,986,282
2.650%, 02/01/21	1,690	1,676,764
(3 M ICE LIBOR + 1.260%) 3.033%, 02/01/21 •	3,820	3,926,041
3.300%, 02/01/23	2,175	2,176,599
PepsiCo, Inc. 1.250%, 04/30/18	1,635	1,633,502

		12,399,188

Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	740,518

Chemicals — 0.1%
Ecolab, Inc. 2.000%, 01/14/19	2,330	2,316,093

Commercial Services — 0.2%
Aramark Services, Inc. 5.000%, 04/01/25 144A @	6,315	6,364,257

Computers — 0.3%
Apple, Inc. 1.500%, 09/12/19	10,920	10,770,129

	Par (000)	Value†
Diversified Financial Services — 0.1%
Caterpillar Financial Services Corp. 2.250%, 12/01/19	$1,155	$1,145,829
Ford Motor Credit Co. LLC 5.000%, 05/15/18	1,800	1,804,319

		2,950,148

Electric — 1.1%
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,528,849
CMS Energy Corp. 8.750%, 06/15/19	137	145,745
Dominion Energy, Inc., STEP 2.962%, 07/01/19	350	349,358
DTE Energy Co. 3.800%, 03/15/27	8,575	8,463,475
Edison International 2.125%, 04/15/20	4,300	4,220,961
Eversource Energy
2.750%, 03/15/22	2,550	2,499,353
2.900%, 10/01/24	1,700	1,632,335
3.300%, 01/15/28	4,219	4,065,213
Fortive Corp. 1.800%, 06/15/19	345	340,852
NSTAR Electric Co. 3.200%, 05/15/27	3,415	3,339,969
Pacific Gas & Electric Co. 3.300%, 03/15/27	4,300	4,083,482
The Southern Co.
1.550%, 07/01/18	3,795	3,783,909
1.850%, 07/01/19	1,770	1,746,212
Virginia Electric & Power Co.
3.150%, 01/15/26	1,525	1,474,301
3.500%, 03/15/27	3,010	2,972,603

		41,646,617

Electronics — 0.1%
Amphenol Corp.
2.200%, 04/01/20	2,585	2,548,125
3.200%, 04/01/24	1,290	1,255,278

		3,803,403

Engineering & Construction — 0.3%
SBA Communications Corp. 4.875%, 07/15/22	11,060	11,142,950

Entertainment — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/24	4,155	4,212,131
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/27 144A @	3,085	3,054,150

		7,266,281

Food — 0.1%
B&G Foods, Inc. 4.625%, 06/01/21	2,525	2,506,062

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — (continued)
The Kroger Co. 2.000%, 01/15/19	$1,330	$1,320,596

		3,826,658

Gas — 0.4%
NiSource Finance Corp.
3.490%, 05/15/27	6,525	6,305,998
4.375%, 05/15/47	4,495	4,513,624
Southern California Gas Co. 3.200%, 06/15/25	3,625	3,614,745

		14,434,367

Healthcare Products — 0.7%
Becton Dickinson and Co.
2.675%, 12/15/19	1,895	1,884,047
(3 M ICE LIBOR + 1.030%) 3.055%, 06/06/22 •	3,685	3,696,378
3.363%, 06/06/24	3,805	3,662,308
Hologic, Inc. 4.375%, 10/15/25 144A @	4,550	4,390,750
Medtronic Global Holdings SCA
1.700%, 03/28/19	4,300	4,260,490
3.350%, 04/01/27	2,465	2,432,674
Medtronic, Inc. 2.500%, 03/15/20	2,845	2,829,455
Teleflex, Inc.
4.875%, 06/01/26	900	891,000
4.625%, 11/15/27	845	813,321
Thermo Fisher Scientific, Inc. 3.200%, 08/15/27	3,270	3,095,151

		27,955,574

Healthcare Services — 0.7%
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	1,125	1,188,788
HCA, Inc.
3.750%, 03/15/19	1,725	1,731,555
4.250%, 10/15/19	3,781	3,809,357
6.500%, 02/15/20	18,920	19,842,350
Universal Health Services, Inc. 3.750%, 08/01/19 144A @	520	522,600

		27,094,650

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC (3 M ICE LIBOR + 0.560%) 2.846%, 06/24/22 144A @,•	4,140	4,118,420
Spectrum Brands, Inc.
6.625%, 11/15/22	2,711	2,799,108
6.125%, 12/15/24	1,500	1,545,000

		8,462,528

Insurance — 0.5%
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	515	515,644
HUB International Ltd. 7.875%, 10/01/21 144A @	11,201	11,593,035

	Par (000)	Value†

Insurance — (continued)
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	$1,205	$1,192,559
2.750%, 01/30/22	1,705	1,677,390
3.300%, 03/14/23	525	523,306
Trinity Acquisition PLC 4.400%, 03/15/26	2,400	2,431,952

		17,933,886

Internet — 1.4%
Amazon.com, Inc. 2.600%, 12/05/19	4,155	4,154,730
Netflix, Inc.
5.875%, 02/15/25	6,310	6,609,725
4.375%, 11/15/26	17,455	16,494,975
4.875%, 04/15/28 144A @	28,055	26,977,688

		54,237,118

Lodging — 0.0%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	1,350	1,309,500

Machinery - Diversified — 0.2%
CNH Industrial Capital LLC 3.625%, 04/15/18	5,700	5,701,425
Welbilt, Inc. 9.500%, 02/15/24	1,190	1,326,850
Xylem, Inc.
4.875%, 10/01/21	415	439,014
3.250%, 11/01/26	640	616,979

		8,084,268

Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 03/15/21	1,900	1,914,250
5.250%, 09/30/22	7,165	7,272,547
5.750%, 09/01/23	3,600	3,654,000
5.750%, 01/15/24	4,225	4,288,375
5.125%, 05/01/27 144A @	2,545	2,416,223
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.375%, 09/15/20 144A @	6,012	6,117,390
Charter Communications Operating LLC 3.579%, 07/23/20	2,225	2,231,264
DISH DBS Corp. 4.250%, 04/01/18	1,530	1,530,000
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	2,780	2,858,173
Time Warner Cable LLC 6.750%, 07/01/18	3,975	4,012,459
Unitymedia GmbH 6.125%, 01/15/25 144A @	6,625	6,947,969
Ziggo Secured Finance BV 5.500%, 01/15/27 144A @	3,915	3,678,965

		46,921,615

Miscellaneous Manufacturing — 0.2%
3M Co.
2.250%, 03/15/23	3,400	3,298,707

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Miscellaneous Manufacturing — (continued)
2.875%, 10/15/27	$4,250	$4,107,326

		7,406,033

Oil & Gas — 0.3%
EQT Corp. 8.125%, 06/01/19	1,754	1,857,472
Matador Resources Co. 6.875%, 04/15/23	3,300	3,432,000
Shell International Finance BV (3 M ICE LIBOR + 0.450%) 2.261%, 05/11/20 •	6,720	6,758,222

		12,047,694

Packaging and Containers — 0.5%
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	10,689	10,822,874
6.875%, 02/15/21	2,270	2,301,029
(3 M ICE LIBOR + 3.500%) 5.222%, 07/15/21 144A @,•	4,875	4,935,937
5.125%, 07/15/23 144A @	1,875	1,893,188

		19,953,028

Pharmaceuticals — 0.2%
Pfizer, Inc. 1.200%, 06/01/18	8,525	8,513,279

Pipelines — 0.0%
Enbridge Energy Partners LP 6.500%, 04/15/18	120	120,153

Real Estate — 0.8%
American Tower Corp. 3.300%, 02/15/21	3,575	3,574,168
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,247,523
5.250%, 01/15/23	13,865	14,733,653
Iron Mountain, Inc. 4.375%, 06/01/21 144A @	2,855	2,869,275

		29,424,619

Retail — 1.4%
AutoZone, Inc.
1.625%, 04/21/19	365	360,711
2.500%, 04/15/21	1,915	1,876,783
Dollar Tree, Inc. 5.750%, 03/01/23	1,370	1,430,040
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America LLC144A @
5.000%, 06/01/24	3,680	3,657,000
5.250%, 06/01/26	4,893	4,874,651
4.750%, 06/01/27	17,900	17,228,750
McDonald’s Corp. 2.100%, 12/07/18	505	503,548
Yum! Brands, Inc.
5.300%, 09/15/19	2,190	2,247,488
3.875%, 11/01/20	4,460	4,471,150
3.750%, 11/01/21	10,690	10,556,375
3.875%, 11/01/23	4,300	4,128,000
6.875%, 11/15/37	2,425	2,582,625

	Par (000)	Value†

Retail — (continued)
5.350%, 11/01/43	$2,055	$1,859,775

		55,776,896

Semiconductors — 0.6%
NXP BV/NXP Funding LLC 3.750%, 06/01/18 144A @	22,510	22,539,263
Texas Instruments, Inc. 2.900%, 11/03/27	2,125	2,022,933

		24,562,196

Software — 1.0%
Fiserv, Inc.
2.700%, 06/01/20	5,175	5,142,127
Microsoft Corp. 3.300%, 02/06/27	31,805	31,575,050
Solera LLC 10.500%, 03/01/24 144A @	780	867,750

		37,584,927

Telecommunications — 0.6%
Level 3 Financing, Inc.
5.375%, 08/15/22	3,500	3,500,000
5.625%, 02/01/23	2,975	2,977,826
T-Mobile USA, Inc. 6.836%, 04/28/23	2,125	2,199,375
Verizon Communications, Inc. 3.125%, 03/16/22	4,300	4,261,962
(3 M ICE LIBOR + 1.000%) 3.145%, 03/16/22 •	4,300	4,382,191
Virgin Media Finance PLC 6.000%, 10/15/24 144A @	3,125	3,093,750
Virgin Media Secured Finance PLC 5.250%, 01/15/26 144A @	3,450	3,320,625

		23,735,729

Transportation — 0.1%
Burlington Northern Santa Fe LLC 3.250%, 06/15/27	2,995	2,949,355

TOTAL CORPORATE BONDS (Cost $687,160,058)		679,766,843

LOAN AGREEMENTS — 1.5%‡
Chemicals — 0.1%
HB Fuller Co. (12 M LIBOR + 2.250%) 4.072%, 10/20/24 •	2,429	2,439,551

Diversified Financial Services — 0.1%
Global Payments, Inc. (12 M LIBOR + 1.750%) 3.398%, 05/02/22 ^•	2,901	2,904,251
Institutional Sharehoder Services, Inc.•,^
(3 M LIBOR + 3.750%) 5.470%, 10/16/24	770	771,286
(3 M LIBOR + 3.750%) 5.797%, 10/16/24	70	70,117

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Diversified Financial Services — (continued)
Vantiv LLC (12 M LIBOR + 2.000%) 3.777%, 01/16/23 •	$2,540	$2,552,700

		6,298,354

Entertainment — 0.1%
Alpha Top Co Ltd. - Delta 2 (Lux) Sarl 4.377%, 02/01/24	2,535	2,528,662
Kasima LLC (3 M LIBOR + 2.250%) 4.730%, 05/17/21 •	199	200,446

		2,729,108

Insurance — 0.6%
Hub International Ltd. (3 M LIBOR + 3.000%) 4.839%, 10/02/20 •	22,987	23,099,030

Internet — 0.0%
Zayo Group 3.250%, 01/19/24	500	502,215

Machinery - Diversified — 0.1%
Welbilt, Inc. (12 M LIBOR + 2.750%) 4.627%, 03/03/23 •	4,953	4,983,647

Oil & Gas — 0.1%
Eagleclaw Midstream Ventures LLC (12 M LIBOR + 4.250%) 6.039%, 06/24/24 •	4,243	4,264,152

Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC (12 M LIBOR + 2.750%) 4.627%, 03/01/24 •	9,009	9,028,189
NVA Holdings, Inc. 3.750%, 02/02/25	1,090	1,090,905
Prestige Brands Holdings, Inc. (12 M LIBOR + 2.000%) 3.877%, 01/26/24 •	307	307,600

		10,426,694

Retail — 0.0%
Dollar Tree, Inc. 4.250%, 07/06/22	250	250,783

Software — 0.1%
Cypress Intermediate, Inc. 4.000%, 04/29/24	350	350,938
Fiserv, Inc. (12 M LIBOR + 1.250%) 3.127%, 10/25/18 •,^	591	589,950

	Par (000)	Value†

Software — (continued)
Kronos, Inc. 4.879%, 11/01/23	$1,185	$1,192,003

		2,132,891

TOTAL LOAN AGREEMENTS (Cost $56,616,978)		57,126,425

U.S TREASURY OBLIGATION — 6.1%
United States Treasury Note 2.250%, 11/15/27 (Cost $241,066,568)	246,450	236,072,143

	Number of Contracts	Value†
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
TOTAL PURCHASED OPTIONS (See open purchased options schedule) (Cost $603,944)	4,235	798,526

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds FedFund Portfolio — Institutional Shares	11,529,902	11,529,902
T. Rowe Price Investment, Ltd.	125,719,684	125,719,684

TOTAL SHORT-TERM INVESTMENTS (Cost $137,249,586)		137,249,586

TOTAL INVESTMENTS — 101.1% (Cost $3,509,926,115)		$3,908,683,087

Other Assets & Liabilities — (1.1)%		(41,863,523)

TOTAL NET ASSETS — 100.0%		$3,866,819,564

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(12,559,251))	(17,353)	(13,251,760)

†	See Security Valuation Note.
*	Non-income producing security.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

•	Variable Rate Security. The rate shown is the rate in effect on March 31, 2018, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
^	Illiquid security. The total market value of illiquid securities at March 31, 2018 is $4,784,018.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2018. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 03/31/2018 ††
United States	93%
Canada	2
Germany	2
Ireland	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
ASSET BACKED SECURITIES	$5,864,274	$—	$5,864,274	$—
COMMON STOCKS
Agriculture	52,472,763	52,472,763	—	—
Auto Parts & Equipment	51,857,281	51,857,281	—	—
Banks	141,876,193	141,876,193	—	—
Beverages	204,673,289	204,673,289	—	—
Biotechnology	9,154,898	9,154,898	—	—
Commercial Services	110,472,679	110,472,679	—	—
Computers	15,385,426	15,385,426	—	—
Diversified Financial Services	123,875,935	123,875,935	—	—
Electric	164,368,332	164,368,332	—	—
Electronics	177,467,214	177,467,214	—	—
Environmental Control	66,041,213	66,041,213	—	—
Food	39,107,812	39,107,812	—	—
Gas	45,444,876	45,444,876	—	—
Healthcare Products	101,570,324	101,570,324	—	—
Healthcare Services	111,225,207	111,225,207	—	—
Insurance	125,556,952	125,556,952	—	—
Internet	170,992,568	170,992,568	—	—
Machinery—Diversified	78,280,264	78,280,264	—	—
Media	7,430,550	7,430,550	—	—
Miscellaneous Manufacturing	122,415,531	122,415,531	—	—
Oil & Gas	23,778,079	15,750,735	8,027,344	—
Packaging and Containers	18,314,212	18,314,212	—	—
Pharmaceuticals	69,085,861	69,085,861	—	—
Pipelines	24,502,008	24,502,008	—	—
Retail	82,651,016	82,651,016	—	—
Semiconductors	55,044,917	55,044,917	—	—
Software	354,313,717	354,313,717	—	—

TOTAL COMMON STOCKS	2,547,359,117	2,539,331,773	8,027,344	—

REAL ESTATE INVESTMENT TRUSTS	97,881,967	87,043,167	10,838,800	—

PREFERRED STOCKS	146,564,206	146,564,206	—	—

U.S TREASURY OBLIGATION	236,072,143	—	236,072,143	—

CORPORATE BONDS	679,766,843	—	679,766,843	—

LOAN AGREEMENTS	57,126,425	—	57,126,425	—

PURCHASED OPTIONS	798,526	—	798,526	—

SHORT-TERM INVESTMENTS	137,249,586	11,529,902	125,719,684	—

TOTAL INVESTMENTS	$3,908,683,087	$2,784,469,048	$1,124,214,039	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(13,251,760)	$—	$(13,251,760)	$—

Total Liabilities	$(13,251,760)	$—	$(13,251,760)	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Open Purchased Options

Call Options - 0.01%

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
AT & T Inc.	1,693	$6,602,700	$39	4/20/2018	$6,772
AT & T Inc.	1,693	6,772,000	40	6/15/2018	25,395
CVS Health Corp.	170	1,445,000	85	5/18/2019	1,020
Dr Pepper Snapple Group Inc.	170	1,572,500	93	5/18/2018	402,900
Dr Pepper Snapple Group Inc.	170	1,615,000	95	5/18/2018	362,100
Kraft Heinz Co/The	339	2,881,500	85	4/20/2018	339

Total Purchased Options					$798,526

Open Written Options

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories	634	$4,279,500	$68	1/18/2019	$(114,754)
Alphabet Inc.	148	17,760,000	1,200	1/18/2019	(664,668)
Alphabet Inc.	149	17,880,000	1,200	1/18/2019	(596,000)
Alphabet Inc.	64	8,064,000	1,260	1/18/2019	(178,560)
Alphabet Inc.	18	2,268,000	1,260	1/18/2019	(57,960)
American Tower Corp.	253	4,048,000	160	1/18/2019	(129,030)
American Tower Corp.	253	4,174,500	165	1/18/2019	(91,080)
Anthem Inc.	207	5,382,000	260	1/18/2019	(116,955)
Anthem Inc.	461	12,447,000	270	1/18/2019	(177,485)
Apple, Inc.	917	18,340,000	200	1/18/2019	(481,425)
Booking Holdings Inc.	41	9,430,000	2,300	1/18/2019	(499,380)
Broadcom Ltd.	630	17,010,000	270	1/18/2019	(869,400)
Crown Castle International	429	5,148,000	120	1/18/2019	(145,860)
Crown Castle International	430	5,375,000	125	1/18/2019	(77,400)
Facebook Inc.	622	11,196,000	180	1/18/2019	(726,496)
Mastercard Inc.	368	6,624,000	180	1/18/2019	(544,640)
Mastercard Inc.	367	6,789,500	185	1/18/2019	(436,730)
Microsoft Corp.	1,085	10,850,000	100	1/18/2019	(580,475)
Microsoft Corp.	417	4,378,500	105	1/18/2019	(166,800)
Microsoft Corp.	417	4,587,000	110	1/18/2019	(111,339)
Philip Morris International	543	6,244,500	115	1/18/2019	(81,450)
State Street Corp.	586	5,860,000	100	1/18/2019	(530,330)

Texas Instruments, Inc.	633	7,912,500	125	1/18/2019	(155,718)
Texas Instruments, Inc.	634	8,242,000	130	1/18/2019	(123,630)
The PNC Financial Services	930	16,740,000	180	1/18/2019	(273,420)
The PNC Financial Services	99	1,386,000	140	1/18/2019	(190,080)
The PNC Financial Services	99	1,435,500	145	1/18/2019	(158,895)
The PNC Financial Services	99	1,485,000	150	1/18/2019	(131,670)
The PNC Financial Services	99	1,534,500	155	1/18/2019	(108,405)
The Priceline Group Inc.	23	4,370,000	1,900	1/18/2019	(747,270)
The Priceline Group Inc.	23	4,600,000	2,000	1/18/2019	(596,850)
Thermo Fisher Scientific, Inc.	329	7,567,000	230	1/18/2019	(263,200)
Thermo Fisher Scientific, Inc.	329	7,896,000	240	1/18/2019	(179,634)
Unitedhealth Group	111	2,886,000	260	1/18/2019	(66,600)
Unitedhealth Group	705	19,035,000	270	1/18/2019	(105,045)
Visa Inc.	543	6,516,000	120	1/18/2019	(578,295)
Visa Inc.	828	11,178,000	135	1/18/2018	(360,180)
Visa Inc.	797	11,158,000	140	1/18/2019	(255,040)
Visa Inc.	197	2,068,500	105	1/18/2019	(397,940)
Visa Inc.	197	2,167,000	110	1/18/2019	(334,900)
Visa Inc.	197	2,265,500	115	1/18/2019	(270,875)
Visa Inc.	534	6,675,000	125	1/18/2019	(437,880)
Yum Brands Inc.	908	8,626,000	95	1/18/2019	(138,016)

Total Written Options					$(13,251,760)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 58.8%
Penn Series Index 500 Fund* (Cost $20,137,498)	2,210,215	$47,917,466

AFFILIATED FIXED INCOME FUNDS — 40.9%
Penn Series Quality Bond Fund* (Cost $27,977,261)	2,301,083	33,342,686

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $256,192)	256,192	256,192

TOTAL INVESTMENTS — 100.0% (Cost $48,370,951)		$81,516,344

Other Assets & Liabilities — 0.0%		(34,287)

TOTAL NET ASSETS — 100.0%		$81,482,057

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$47,917,466	$47,917,466	$—	$—
AFFILIATED FIXED INCOME FUNDS	33,342,686	33,342,686	—	—
SHORT-TERM INVESTMENTS	256,192	256,192	—	—

TOTAL INVESTMENTS	$81,516,344	$81,516,344	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 96.0%
Aerospace & Defense — 3.4%
The Boeing Co.	32,336	$10,602,328

Agriculture — 1.6%
Philip Morris International, Inc.	50,822	5,051,707

Airlines — 1.0%
American Airlines Group, Inc.	61,454	3,193,150

Apparel — 0.4%
NIKE, Inc., Class B	19,600	1,302,224

Auto Manufacturers — 2.1%
Ferrari N.V.	13,638	1,643,652
Tesla, Inc.*	19,066	5,074,034

		6,717,686

Auto Parts & Equipment — 0.6%
Aptiv PLC	22,500	1,911,825

Banks — 2.8%
First Republic Bank	12,441	1,152,161
JPMorgan Chase & Co.	32,700	3,596,019
Morgan Stanley	53,100	2,865,276
State Street Corp.	13,200	1,316,436

		8,929,892

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.*	28,040	3,125,338
Alnylam Pharmaceuticals, Inc.*	10,900	1,298,190
Incyte Corp.*	16,506	1,375,445
Vertex Pharmaceuticals, Inc.*	31,067	5,063,300

		10,862,273

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	21,467	1,264,192

Chemicals — 0.6%
DowDuPont, Inc.	27,700	1,764,767

Commercial Services — 6.2%
Equifax, Inc.	18,861	2,222,014
Mastercard, Inc., Class A	40,400	7,076,464
PayPal Holdings, Inc.*	57,009	4,325,273
TransUnion*	42,153	2,393,447
Worldpay, Inc., Class A*	40,300	3,314,272

		19,331,470

Computers — 1.9%
Apple, Inc.	35,711	5,991,591

Diversified Financial Services — 5.6%
Intercontinental Exchange, Inc.	37,800	2,741,256
TD Ameritrade Holding Corp.	70,583	4,180,631
The Charles Schwab Corp.	36,000	1,879,920
Visa, Inc., Class A	72,200	8,636,564

		17,438,371

	Number of Shares	Value†

Electric — 0.5%
NextEra Energy, Inc.	10,417	$1,701,409

Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	15,925	2,216,601

Electronics — 1.7%
Fortive Corp.	34,993	2,712,657
Honeywell International, Inc.	17,300	2,500,023

		5,212,680

Gas — 0.9%
Sempra Energy	24,428	2,716,882

Healthcare Products — 4.8%
Becton Dickinson & Co.	27,379	5,933,029
Intuitive Surgical, Inc.*	10,820	4,466,821
Stryker Corp.	28,822	4,638,036

		15,037,886

Healthcare Services — 4.4%
Anthem, Inc.	16,200	3,559,140
Centene Corp.*	12,979	1,387,066
Cigna Corp.	9,852	1,652,574
UnitedHealth Group, Inc.	32,928	7,046,592

		13,645,372

Home Builders — 0.3%
NVR, Inc.*	330	924,000

Insurance — 0.9%
Chubb Ltd.	19,800	2,708,046

Internet — 27.1%
Alibaba Group Holding Ltd. ADR*	48,368	8,877,463
Alphabet, Inc., Class A*	7,070	7,332,580
Alphabet, Inc., Class C*	7,830	8,078,916
Amazon.com, Inc.*	14,949	21,636,286
Booking Holdings, Inc.*	7,170	14,916,396
Facebook, Inc., Class A*	72,827	11,637,026
Flipkart Ltd., Ordinary Shares*(1),^,~,#	474	41,282
Netflix, Inc.*	12,600	3,721,410
Snap, Inc., Class A*	38,600	612,582
Symantec Corp.	155,078	4,008,766
Tencent Holdings Ltd.	75,300	4,042,072
Uber Technologies Inc. Class A*(1),^,~,#	575	19,778

		84,924,557

Lodging — 1.9%
Caesars Entertainment Corp.*	143,711	1,616,749
Marriott International, Inc., Class A	5,439	739,595
MGM Resorts International	22,990	805,110
Wynn Resorts Ltd.	14,575	2,657,897

		5,819,351

Machinery - Diversified — 1.4%
Roper Technologies, Inc.	11,142	3,127,448
Wabtec Corp.	16,654	1,355,636

		4,483,084

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — 1.0%
The Walt Disney Co.	32,700	$3,284,388

Miscellaneous Manufacturing — 0.9%
Danaher Corp.	14,600	1,429,486
Illinois Tool Works, Inc.	9,400	1,472,604

		2,902,090

Real Estate — 0.0%
WeWork Companies, Inc., Class A*(1),^,~,#	329	15,085

Retail — 1.7%
Dollar General Corp.	13,350	1,248,893
Dollarama, Inc.	11,435	1,389,756
The Home Depot, Inc.	2,900	516,896
Yum! Brands, Inc.	26,000	2,213,380

		5,368,925

Semiconductors — 3.4%
ASML Holding N.V.	9,900	1,965,744
Broadcom Ltd.	13,100	3,087,015
IPG Photonics Corp.*	0	0
QUALCOMM, Inc.	23,700	1,313,217
Texas Instruments, Inc.	29,809	3,096,857
Xilinx, Inc.	17,484	1,263,044

		10,725,877

Software — 13.8%
Activision Blizzard, Inc.	26,100	1,760,706
Dropbox, Inc. Class A Lockup Shares*^,~,#	16,627	493,604
Dropbox, Inc., Class A*	3,117	97,406
Electronic Arts, Inc.*	28,500	3,455,340
Fidelity National Information Services, Inc.	20,800	2,003,040
Fiserv, Inc.*	36,542	2,605,810
Intuit, Inc.	27,935	4,842,532
Microsoft Corp.	156,500	14,283,755
Red Hat, Inc.*	12,627	1,887,863
salesforce.com, Inc.*	42,400	4,931,120
ServiceNow, Inc.*	15,562	2,574,733
VMware, Inc., Class A*	16,316	1,978,641
Workday, Inc., Class A*	18,208	2,314,419

		43,228,969

Water — 0.5%
American Water Works Co., Inc.	19,400	1,593,322

TOTAL COMMON STOCKS (Cost $217,785,138)		300,870,000

PREFERRED STOCKS — 1.4%
Internet — 0.6%
Flipkart Ltd., Series A*(1),^,~,#	164	14,283
Flipkart Ltd., Series C*(1),^,~,#	285	24,822
Flipkart Ltd., Series E*(1),^,~,#	532	46,334
Flipkart Ltd., Series G*(1),^,~,#	2,417	286,108
Flipkart Ltd., Series H*(1),^,~,#	2,159	303,540
Uber Technologies, Inc., Series A, CONV*(1),^,~,#	82	2,821

	Number of Shares	Value†

Internet — (continued)
Uber Technologies, Inc., Series B, CONV*(1),^,~,#	220	$7,567
Uber Technologies, Inc., Series C-1, CONV*(1),^,~,#	58	1,995
Uber Technologies, Inc., Series C-2, CONV*(1),^,~,#	47	1,617
Uber Technologies, Inc., Series C-3, CONV*(1),^,~,#	1	34
Uber Technologies, Inc., Series D, CONV*(1),^,~,#	52	1,789
Uber Technologies, Inc., Series E, CONV*(1),^,~,#	25	860
Uber Technologies, Inc., Series G, CONV*(1),^,~,#	12,545	431,512
Uber Technologies, Inc., Series G-1, CONV*(1),^,~,#	126	4,334
Uber Technologies, Inc., Series Seed, CONV*(1),^,~,#	210	7,223
Xiaoju Kuaizhi, Inc (didi), CONV*(1),^,~,#	11,920	595,244

		1,730,083

Lodging — 0.5%
Airbnb, Inc., Series D, CONV*(1),^,~,#	9,999	1,170,383
Airbnb, Inc., Series E, CONV*(1),^,~,#	3,694	432,383

		1,602,766

Real Estate — 0.1%
WeWork Companies, Inc., Series E, CONV*(1),^,~,#	8,297	380,418

Software — 0.2%
Magic Leap Inc., Series C, CONV*(1),^,~,#	15,808	426,816
Magic Leap, Inc., Series D, CONV*(1),^,~,#	10,934	295,218

		722,034

TOTAL PREFERRED STOCKS (Cost $3,359,405)		4,435,301

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Diversified — 2.1%
American Tower Corp.	10,357	1,505,286
Crown Castle International Corp.	45,433	4,979,911
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,446,046)		6,485,197

	Par (000)	Value†
CORPORATE BONDS — 0.2%
Lodging — 0.2%
Caesars Entertainment Corp. 5.000%, 10/01/24 (Cost $669,024)	373	650,449

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.1%
T. Rowe Price Investment, Ltd. (Cost $301,946)	301,946	$301,946

TOTAL INVESTMENTS — 99.8% (Cost $227,561,559)		$312,742,893

Other Assets & Liabilities — 0.2%		753,288

TOTAL NET ASSETS — 100.0%		$313,496,181

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
^	Illiquid security. The total market value of illiquid securities at March 31, 2018 is $5,005,050.
†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2018 is $5,005,050.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $5,005,050, which represented 1.6% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$407,090	$1,170,383
Airbnb Series E	7/14/2015	343,891	432,383
Dropbox Class A	11/7/2014	476,384	493,604
Flipkart Limited Ordinary Shares	3/19/2015	54,036	41,282
Flipkart Limited Series A	3/19/2015	18,696	14,283
Flipkart Limited Series C	3/19/2015	32,490	24,822
Flipkart Limited Series E	3/19/2015	60,648	46,334
Flipkart Limited Series G	12/17/2014	289,460	286,108
Flipkart Limited Series H	4/17/2015	307,096	303,540
Magic Leap Series C	1/20/2016	364,106	426,816
Magic Leap Series D	10/12/2017	295,218	295,218
Uber Technologies Class A	1/16/2018	18,957	19,778
Uber Technologies Series A	1/16/2018	2,703	2,821
Uber Technologies Series B	1/16/2018	7,253	7,567
Uber Technologies Series C-1	1/16/2018	1,912	1,995
Uber Technologies Series C-2	1/16/2018	1,550	1,617
Uber Technologies Series C-3	1/16/2018	33	34
Uber Technologies Series D	1/16/2018	1,714	1,789
Uber Technologies Series E	1/16/2018	824	860
Uber Technologies Series G	1/16/2018	611,847	431,512
Uber Technologies Series G-1	1/16/2018	6,145	4,334
Uber Technologies Series Seed	1/16/2018	6,923	7,223
WeWork Companies Class A	6/23/2015	10,821	15,085
WeWork Companies Series E	6/23/2015	282,885	380,418
Xiaoju Kuaizhi Series A	10/19/2015	326,920	595,244

Total		$3,929,602	$5,005,050

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 03/31/2018 ††
United States	91%
China	4
Italy	1
Netherlands	1
Singapore	1
Switzerland	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$10,602,328	$10,602,328	$—	$—
Agriculture	5,051,707	5,051,707	—	—
Airlines	3,193,150	3,193,150	—	—
Apparel	1,302,224	1,302,224	—	—
Auto Manufacturers	6,717,686	6,717,686	—	—
Auto Parts & Equipment	1,911,825	1,911,825	—	—
Banks	8,929,892	8,929,892	—	—
Biotechnology	10,862,273	10,862,273	—	—
Building Materials	1,264,192	1,264,192	—	—
Chemicals	1,764,767	1,764,767	—	—
Commercial Services	19,331,470	19,331,470	—	—
Computers	5,991,591	5,991,591	—	—
Diversified Financial Services	17,438,371	17,438,371	—	—
Electric	1,701,409	1,701,409	—	—
Electrical Components & Equipment	2,216,601	2,216,601	—	—
Electronics	5,212,680	5,212,680	—	—
Gas	2,716,882	2,716,882	—	—
Healthcare Products	15,037,886	15,037,886	—	—
Healthcare Services	13,645,372	13,645,372	—	—
Home Builders	924,000	924,000	—	—
Insurance	2,708,046	2,708,046	—	—
Internet	84,924,557	80,821,425	4,042,072	61,060
Lodging	5,819,351	5,819,351	—	—
Machinery—Diversified	4,483,084	4,483,084	—	—
Media	3,284,388	3,284,388	—	—
Miscellaneous Manufacturing	2,902,090	2,902,090	—	—
Real Estate	15,085	—	—	15,085
Retail	5,368,925	5,368,925	—	—
Semiconductors	10,725,877	10,725,877	—	—
Software	43,228,969	42,735,365	493,604	—
Water	1,593,322	1,593,322	—	—

TOTAL COMMON STOCKS	300,870,000	296,258,179	4,535,676	76,145

REAL ESTATE INVESTMENT TRUSTS	6,485,197	6,485,197	—	—

PREFERRED STOCKS	4,435,301	—	—	4,435,301
CORPORATE BONDS	650,449	—	650,449	—
SHORT-TERM INVESTMENTS	301,946	—	301,946	—

TOTAL INVESTMENTS	$312,742,893	$302,743,376	$5,488,071	$4,511,446

The accompanying notes are an integral part of the financial statements.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2017	$4,768,348
Change in Appreciation/(Depreciation)	(12,871)
Purchases	48,016
Sales/Exchange	(476,384)
Realized Gain (Loss)	184,337

Balance as of 3/31/2018	$4,511,446

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.5%
United Technologies Corp.	6,770	$851,801

Apparel — 6.4%
LVMH Moet Hennessy Louis Vuitton S.E.	3,112	959,036
NIKE, Inc., Class B	27,398	1,820,323
VF Corp.	11,290	836,815

		3,616,174

Beverages — 2.3%
PepsiCo, Inc.	6,214	678,258
Pernod Ricard S.A.	3,856	642,056

		1,320,314

Chemicals — 5.9%
Ecolab, Inc.	9,465	1,297,368
LyondellBasell Industries N.V., Class A	1,877	198,361
Monsanto Co.	1,291	150,647
PPG Industries, Inc.	7,235	807,426
The Sherwin-Williams Co.	2,246	880,701

		3,334,503

Commercial Services — 7.9%
Equifax, Inc.	2,122	249,993
Experian PLC	28,112	607,967
Mastercard, Inc., Class A	6,508	1,139,941
Moody’s Corp.	6,739	1,087,001
Verisk Analytics, Inc.*	13,418	1,395,472

		4,480,374

Computers — 8.4%
Accenture PLC, Class A	14,135	2,169,722
Apple, Inc.	8,744	1,467,068
Cognizant Technology Solutions Corp., Class A	14,159	1,139,800

		4,776,590

Cosmetics & Personal Care — 7.3%
Colgate-Palmolive Co.	21,021	1,506,785
Coty, Inc., Class A	42,858	784,302
L’Oreal S.A.	2,042	461,204
The Estee Lauder Cos., Inc., Class A	9,232	1,382,215

		4,134,506

Diversified Financial Services — 6.3%
CME Group, Inc.	2,305	372,811
The Blackstone Group LP	32,783	1,047,417
The Charles Schwab Corp.	10,251	535,307
Visa, Inc., Class A	13,533	1,618,817

		3,574,352

Electronics — 7.2%
Amphenol Corp., Class A	10,279	885,331
Fortive Corp.	5,569	431,709
Mettler-Toledo International, Inc.*	1,042	599,181
Thermo Fisher Scientific, Inc.	7,370	1,521,610
Waters Corp.*	3,126	620,980

		4,058,811

	Number of Shares	Value†

Entertainment — 0.8%
Paddy Power Betfair PLC	4,392	$449,912

Healthcare Products — 0.9%
DENTSPLY SIRONA, Inc.	2,724	137,045
The Cooper Cos., Inc.	1,715	392,409

		529,454

Household Products & Wares — 2.2%
Church & Dwight Co., Inc.	7,292	367,225
Reckitt Benckiser Group PLC	10,596	894,383

		1,261,608

Insurance — 2.2%
Aon PLC	8,718	1,223,397

Internet — 6.3%
Alphabet, Inc., Class A*	3,422	3,549,093

Media — 2.3%
Comcast Corp., Class A	26,275	897,817
The Walt Disney Co.	2,153	216,247
Twenty-First Century Fox, Inc., Class A	5,834	214,050

		1,328,114

Miscellaneous Manufacturing — 2.1%
Colfax Corp.*	9,481	302,444
Danaher Corp.	8,796	861,216

		1,163,660

Oil & Gas Services — 0.7%
Schlumberger Ltd.	6,244	404,486

Pharmaceuticals — 5.4%
Abbott Laboratories	17,901	1,072,628
Eli Lilly & Co.	3,260	252,226
Express Scripts Holding Co.*	5,165	356,799
Roche Holding AG	2,672	612,949
Zoetis, Inc.	9,257	773,052

		3,067,654

Retail — 6.0%
AutoZone, Inc.*	550	356,779
CVS Health Corp.	7,586	471,925
Starbucks Corp.	26,192	1,516,255
The TJX Cos., Inc.	12,717	1,037,199

		3,382,158

Semiconductors — 5.1%
Analog Devices, Inc.	5,937	541,039
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,936	741,119
Texas Instruments, Inc.	15,249	1,584,219

		2,866,377

Software — 10.0%
Electronic Arts, Inc.*	8,599	1,042,543
Fidelity National Information Services, Inc.	11,747	1,131,236
Fiserv, Inc.*	16,346	1,165,633

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Microsoft Corp.	25,088	$2,289,782

		5,629,194

Transportation — 2.1%
Union Pacific Corp.	8,645	1,162,147

TOTAL COMMON STOCKS (Cost $42,630,409)		56,164,679

SHORT-TERM INVESTMENTS — 0.3%
Money Market — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $149,259)	149,259	149,259

TOTAL INVESTMENTS — 99.6% (Cost $42,779,668)		$56,313,938

Other Assets & Liabilities — 0.4%		232,952

TOTAL NET ASSETS — 100.0%		$56,546,890

†	See Security Valuation Note.
*	Non-income producing security.

LP — Limited Partnership.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$851,801	$851,801	$—	$—
Apparel	3,616,174	2,657,138	959,036	—
Beverages	1,320,314	678,258	642,056	—
Chemicals	3,334,503	3,334,503	—	—
Commercial Services	4,480,374	3,872,407	607,967	—
Computers	4,776,590	4,776,590	—	—
Cosmetics & Personal Care	4,134,506	3,673,302	461,204	—
Diversified Financial Services	3,574,352	3,574,352	—	—
Electronics	4,058,811	4,058,811	—	—
Entertainment	449,912	—	449,912	—
Healthcare Products	529,454	529,454	—	—
Household Products & Wares	1,261,608	367,225	894,383	—
Insurance	1,223,397	1,223,397	—	—
Internet	3,549,093	3,549,093	—	—
Media	1,328,114	1,328,114	—	—
Miscellaneous Manufacturing	1,163,660	1,163,660	—	—
Oil & Gas Services	404,486	404,486	—	—
Pharmaceuticals	3,067,654	2,454,705	612,949	—
Retail	3,382,158	3,382,158	—	—
Semiconductors	2,866,377	2,866,377	—	—
Software	5,629,194	5,629,194	—	—
Transportation	1,162,147	1,162,147	—	—

TOTAL COMMON STOCKS	56,164,679	51,537,172	4,627,507	—

SHORT-TERM INVESTMENTS	149,259	149,259	—	—

TOTAL INVESTMENTS	$56,313,938	$51,686,431	$4,627,507	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 95.4%
Aerospace & Defense — 5.0%
United Technologies Corp.	49,654	$6,247,466

Apparel — 6.7%
LVMH Moet Hennessy Louis Vuitton S.E.	21,342	6,577,039
NIKE, Inc., Class B	28,417	1,888,027

		8,465,066

Building Materials — 3.1%
Martin Marietta Materials, Inc.	9,432	1,955,254
Vulcan Materials Co.	16,747	1,912,005

		3,867,259

Chemicals — 1.5%
The Sherwin-Williams Co.	4,901	1,921,780

Commercial Services — 4.4%
Mastercard, Inc., Class A	11,974	2,097,366
Rollins, Inc.	26,525	1,353,571
S&P Global, Inc.	10,637	2,032,305

		5,483,242

Distribution & Wholesale — 0.2%
Watsco, Inc.	1,434	259,511

Electronics — 1.7%
Fortive Corp.	26,682	2,068,389

Insurance — 6.1%
Berkshire Hathaway, Inc., Class B*	31,706	6,324,713
Markel Corp.*	1,157	1,353,979

		7,678,692

Internet — 23.7%
Alphabet, Inc., Class C*	6,701	6,914,025
Amazon.com, Inc.*	7,759	11,229,911
Booking Holdings, Inc.*	995	2,069,988
Facebook, Inc., Class A*	17,972	2,871,746
Twitter, Inc.*	228,168	6,619,153

		29,704,823

Media — 3.8%
The Walt Disney Co.	47,804	4,801,434

Miscellaneous Manufacturing — 2.6%
Danaher Corp.	32,746	3,206,161

Pharmaceuticals — 2.6%
Zoetis, Inc.	39,743	3,318,938

Retail — 9.5%
Copart, Inc.*	67,444	3,434,923
Starbucks Corp.	112,400	6,506,836
The TJX Cos., Inc.	25,046	2,042,752

		11,984,511

Software — 14.7%
Activision Blizzard, Inc.	91,564	6,176,907
Broadridge Financial Solutions, Inc.	7,709	845,600
salesforce.com, Inc.*	41,848	4,866,922
ServiceNow, Inc.*	19,968	3,303,706

	Number of Shares	Value†

Software — (continued)
Workday, Inc., Class A*	25,706	$3,267,490

		18,460,625

Textiles — 1.0%
Mohawk Industries, Inc.*	5,383	1,250,040

Transportation — 8.8%
Canadian National Railway Co.	62,639	4,580,790
Union Pacific Corp.	48,308	6,494,044

		11,074,834

TOTAL COMMON STOCKS (Cost $97,958,571)		119,792,771

SHORT-TERM INVESTMENTS — 4.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $6,171,194)	6,171,194	6,171,194

TOTAL INVESTMENTS — 100.3% (Cost $104,129,765)		$125,963,965

Other Assets & Liabilities — (0.3)%		(429,865)

TOTAL NET ASSETS — 100.0%		$125,534,100

†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 03/31/2018 ††
United States	91%
France	5
Canada	4

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$6,247,466	$6,247,466	$—	$—
Apparel	8,465,066	1,888,027	6,577,039	—
Building Materials	3,867,259	3,867,259	—	—
Chemicals	1,921,780	1,921,780	—	—
Commercial Services	5,483,242	5,483,242	—	—
Distribution & Wholesale	259,511	259,511	—	—
Electronics	2,068,389	2,068,389	—	—
Insurance	7,678,692	7,678,692	—	—
Internet	29,704,823	29,704,823	—	—
Media	4,801,434	4,801,434	—	—
Miscellaneous Manufacturing	3,206,161	3,206,161	—	—
Pharmaceuticals	3,318,938	3,318,938	—	—
Retail	11,984,511	11,984,511	—	—
Software	18,460,625	18,460,625	—	—
Textiles	1,250,040	1,250,040	—	—
Transportation	11,074,834	11,074,834	—	—

TOTAL COMMON STOCKS	119,792,771	113,215,732	6,577,039	—

SHORT-TERM INVESTMENTS	6,171,194	6,171,194	—	—

TOTAL INVESTMENTS	$125,963,965	$119,386,926	$6,577,039	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 97.7%
Aerospace & Defense — 4.9%
Harris Corp.	16,058	$2,589,834
Northrop Grumman Corp.	8,129	2,837,997
United Technologies Corp.	33,033	4,156,212

		9,584,043

Agriculture — 1.5%
Philip Morris International, Inc.	28,983	2,880,910

Banks — 16.6%
Bank of America Corp.	217,808	6,532,062
Citigroup, Inc.	65,027	4,389,323
Fifth Third Bancorp	81,853	2,598,833
JPMorgan Chase & Co.	62,017	6,820,009
State Street Corp.	27,586	2,751,152
The PNC Financial Services Group, Inc.	23,333	3,528,883
Wells Fargo & Co.	103,435	5,421,028

		32,041,290

Beverages — 1.3%
PepsiCo, Inc.	23,820	2,599,953

Building Materials — 2.2%
Johnson Controls International PLC	69,003	2,431,666
Vulcan Materials Co.	15,505	1,770,206

		4,201,872

Chemicals — 1.5%
DowDuPont, Inc.	45,565	2,902,946

Commercial Services — 1.3%
Alliance Data Systems Corp.	11,716	2,493,868

Computers — 1.8%
Apple, Inc.	13,507	2,266,205
Diebold Nixdorf, Inc.	78,341	1,206,451

		3,472,656

Diversified Financial Services — 5.2%
American Express Co.	24,475	2,283,028
Ameriprise Financial, Inc.	20,024	2,962,351
Discover Financial Services	35,300	2,539,129
FNF Group	57,167	2,287,823

		10,072,331

Electric — 4.1%
Exelon Corp.	80,948	3,157,781
NextEra Energy, Inc.	19,572	3,196,695
PG&E Corp.	34,196	1,502,230

		7,856,706

Electronics — 2.5%
Honeywell International, Inc.	16,607	2,399,878
Sensata Technologies Holding PLC*	45,652	2,366,143

		4,766,021

Food — 1.6%
Mondelez International, Inc., Class A	72,314	3,017,663

	Number of Shares	Value†

Healthcare Products — 2.1%
Medtronic PLC	50,669	$4,064,667

Healthcare Services — 4.4%
Humana, Inc.	8,446	2,270,538
Laboratory Corp. of America Holdings*	19,110	3,091,043
UnitedHealth Group, Inc.	14,427	3,087,378

		8,448,959

Housewares — 0.7%
Newell Brands, Inc.	53,420	1,361,142

Insurance — 4.6%
American International Group, Inc.	59,465	3,236,085
MetLife, Inc.	63,031	2,892,493
The Travelers Cos, Inc.	20,539	2,852,045

		8,980,623

Internet — 1.9%
Liberty Interactive Corp. QVC Group, Class A*	89,892	2,262,582
Symantec Corp.	53,977	1,395,305

		3,657,887

Leisure Time — 0.7%
Harley-Davidson, Inc.	31,311	1,342,616

Media — 4.4%
Comcast Corp., Class A	110,060	3,760,750
Nielsen Holdings PLC	71,189	2,263,098
Twenty-First Century Fox, Inc., Class B	66,337	2,412,677

		8,436,525

Miscellaneous Manufacturing — 2.5%
Eaton Corp. PLC	27,305	2,181,943
Pentair PLC	39,031	2,659,182

		4,841,125

Oil & Gas — 7.2%
Anadarko Petroleum Corp.	55,624	3,360,246
Chevron Corp.	33,742	3,847,938
Hess Corp.	30,757	1,556,919
Marathon Petroleum Corp.	41,213	3,013,082
Royal Dutch Shell PLC ADR, Class A	34,483	2,200,360

		13,978,545

Oil & Gas Services — 2.2%
Baker Hughes a GE Co.	89,424	2,483,305
Halliburton Co.	39,715	1,864,222

		4,347,527

Packaging and Containers — 0.9%
Sealed Air Corp.	42,088	1,800,945

Pharmaceuticals — 8.3%
Abbott Laboratories	61,266	3,671,059
Allergan PLC	16,273	2,738,583
Bristol-Myers Squibb Co.	27,296	1,726,472
Eli Lilly & Co.	23,336	1,805,506
Merck & Co., Inc.	55,763	3,037,410

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Pfizer, Inc.	87,875	$3,118,684

		16,097,714

Real Estate — 1.3%
CBRE Group, Inc., Class A*	54,369	2,567,304

Retail — 1.9%
Advance Auto Parts, Inc.	16,138	1,913,160
CVS Health Corp.	29,767	1,851,805

		3,764,965

Semiconductors — 1.1%
QUALCOMM, Inc.	36,937	2,046,679

Software — 3.9%
Microsoft Corp.	40,839	3,727,376
Oracle Corp.	83,774	3,832,660

		7,560,036

Telecommunications — 3.6%
Cisco Systems, Inc.	96,891	4,155,655
Verizon Communications, Inc.	57,641	2,756,393

		6,912,048

Transportation — 1.5%
Norfolk Southern Corp.	21,064	2,860,070

TOTAL COMMON STOCKS (Cost $147,196,564)		188,959,636

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Advertising — 0.6%
Outfront Media, Inc.	63,951	1,198,442

Diversified — 1.4%
Weyerhaeuser Co.	74,003	2,590,105

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,605,238)		3,788,547

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $792,565)	792,565	792,565

TOTAL INVESTMENTS — 100.1% (Cost $151,594,367)		$193,540,748

Other Assets & Liabilities — (0.1)%		(107,070)

TOTAL NET ASSETS — 100.0%		$193,433,678

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$188,959,636	$188,959,636	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,788,547	3,788,547	—	—
SHORT-TERM INVESTMENTS	792,565	792,565	—	—

TOTAL INVESTMENTS	$193,540,748	$193,540,748	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.5%
Agriculture — 3.6%
Altria Group, Inc.	32,619	$2,032,816
Philip Morris International, Inc.	54,116	5,379,131

		7,411,947

Apparel — 1.5%
NIKE, Inc., Class B	28,436	1,889,288
VF Corp.	15,272	1,131,960

		3,021,248

Banks — 14.4%
Bank of America Corp.	225,456	6,761,425
Credit Suisse Group AG ADR	125,031	2,099,270
First Republic Bank	16,564	1,533,992
Great Western Bancorp, Inc.	23,540	947,956
JPMorgan Chase & Co.	66,143	7,273,746
KeyCorp.	158,106	3,090,972
The PNC Financial Services Group, Inc.	22,594	3,417,117
U.S. Bancorp	52,754	2,664,077
Wells Fargo & Co.	39,156	2,052,166

		29,840,721

Beverages — 0.9%
PepsiCo, Inc.	16,431	1,793,444

Biotechnology — 1.1%
Gilead Sciences, Inc.	31,701	2,389,938

Computers — 1.9%
Leidos Holdings, Inc.	59,473	3,889,534

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	37,772	2,707,497

Diversified Financial Services — 4.6%
Ally Financial, Inc.	47,328	1,284,955
Discover Financial Services	29,926	2,152,577
E*TRADE Financial Corp.*	24,046	1,332,389
Raymond James Financial, Inc.	31,669	2,831,525
The Charles Schwab Corp.	37,385	1,952,245

		9,553,691

Electric — 5.1%
CMS Energy Corp.	69,636	3,153,814
Edison International	39,233	2,497,573
NextEra Energy, Inc.	29,579	4,831,138

		10,482,525

Electronics — 1.5%
FLIR Systems, Inc.	63,312	3,166,233

Engineering & Construction — 1.4%
Fluor Corp.	50,444	2,886,406

Food — 3.0%
McCormick & Co., Inc.	25,336	2,695,497
Mondelez International, Inc., Class A	82,997	3,463,465

		6,158,962

	Number of Shares	Value†

Gas — 1.7%
Sempra Energy	31,610	$3,515,664

Healthcare Products — 1.3%
Boston Scientific Corp.*	102,702	2,805,819

Healthcare Services — 2.2%
Aetna, Inc.	9,375	1,584,375
Anthem, Inc.	13,481	2,961,776

		4,546,151

Insurance — 4.1%
American Financial Group, Inc.	16,281	1,827,054
American International Group, Inc.	42,055	2,288,633
Berkshire Hathaway, Inc., Class B*	21,947	4,377,988

		8,493,675

Internet — 2.0%
Alphabet, Inc., Class C*	2,491	2,570,189
Symantec Corp.	58,204	1,504,573

		4,074,762

Media — 1.5%
The Walt Disney Co.	30,429	3,056,289

Mining — 0.5%
Rio Tinto PLC ADR	21,519	1,108,874

Miscellaneous Manufacturing — 3.3%
Hexcel Corp.	35,413	2,287,326
Parker-Hannifin Corp.	6,202	1,060,728
Textron, Inc.	60,032	3,540,087

		6,888,141

Oil & Gas — 8.9%
ConocoPhillips	81,677	4,842,629
EOG Resources, Inc.	31,787	3,346,218
Exxon Mobil Corp.	98,174	7,324,762
Phillips 66	29,703	2,849,112

		18,362,721

Oil & Gas Services — 2.7%
Core Laboratories N.V.	14,145	1,530,772
Halliburton Co.	62,512	2,934,313
Oceaneering International, Inc.	58,900	1,092,006

		5,557,091

Packaging and Containers — 1.0%
Ball Corp.	50,965	2,023,820

Pharmaceuticals — 7.5%
Eli Lilly & Co.	16,787	1,298,810
Johnson & Johnson	65,140	8,347,691
Pfizer, Inc.	164,526	5,839,028

		15,485,529

Retail — 5.3%
Lululemon Athletica, Inc.*	27,685	2,467,287
Starbucks Corp.	35,588	2,060,189
The Home Depot, Inc.	10,102	1,800,581
The TJX Cos., Inc.	14,095	1,149,588

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Tiffany & Co.	12,546	$1,225,243
Walmart, Inc.	24,627	2,191,064

		10,893,952

Semiconductors — 2.3%
QUALCOMM, Inc.	85,501	4,737,610

Telecommunications — 4.3%
AT&T, Inc.	54,325	1,936,686
Verizon Communications, Inc.	143,966	6,884,454

		8,821,140

Transportation — 3.6%
C.H. Robinson Worldwide, Inc.	40,353	3,781,480
CSX Corp.	65,903	3,671,456

		7,452,936

TOTAL COMMON STOCKS (Cost $176,016,984)		191,126,320

REAL ESTATE INVESTMENT TRUSTS — 6.8%
Apartments — 1.6%
Equity Residential	51,916	3,199,064

Diversified Financial Services — 0.7%
DCT Industrial Trust, Inc.	26,716	1,505,179

Office Property — 1.0%
Boston Properties, Inc.	16,548	2,039,045

Regional Malls — 2.1%
Simon Property Group, Inc.	27,403	4,229,653

Storage & Warehousing — 1.4%
Public Storage	14,905	2,986,813

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,104,432)		13,959,754

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $191,272)	191,272	191,272

TOTAL INVESTMENTS — 99.4% (Cost $191,312,688)		$205,277,346

Other Assets & Liabilities — 0.6%		1,329,665

TOTAL NET ASSETS — 100.0%		$206,607,011

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$191,126,320	$191,126,320	$—	$—
REAL ESTATE INVESTMENT TRUSTS	13,959,754	13,959,754	—	—
SHORT-TERM INVESTMENTS	191,272	191,272	—	—

TOTAL INVESTMENTS	$205,277,346	$205,277,346	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 96.5%
Advertising — 0.1%
Omnicom Group, Inc.	4,867	$353,685
The Interpublic Group of Cos., Inc.	7,882	181,522

		535,207

Aerospace & Defense — 2.7%
Arconic, Inc.	7,949	183,145
General Dynamics Corp.	5,779	1,276,581
Harris Corp.	2,477	399,491
L3 Technologies, Inc.	1,600	332,800
Lockheed Martin Corp.	5,155	1,742,029
Northrop Grumman Corp.	3,621	1,264,164
Raytheon Co.	6,064	1,308,732
Rockwell Collins, Inc.	3,414	460,378
The Boeing Co.	11,521	3,777,505
TransDigm Group, Inc.	1,000	306,940
United Technologies Corp.	15,513	1,951,846

		13,003,611

Agriculture — 1.3%
Altria Group, Inc.	39,733	2,476,160
Archer-Daniels-Midland Co.	11,799	511,723
Philip Morris International, Inc.	32,375	3,218,075

		6,205,958

Airlines — 0.5%
Alaska Air Group, Inc.	2,542	157,502
American Airlines Group, Inc.	8,603	447,012
Delta Air Lines, Inc.	13,734	752,761
Southwest Airlines Co.	11,115	636,667
United Continental Holdings, Inc.*	4,900	340,403

		2,334,345

Apparel — 0.6%
Hanesbrands, Inc.	7,600	139,992
Michael Kors Holdings Ltd.*	3,128	194,186
NIKE, Inc., Class B	27,006	1,794,279
Ralph Lauren Corp.	1,228	137,290
Under Armour, Inc., Class A*	3,900	63,765
Under Armour, Inc., Class C*	3,927	56,353
VF Corp.	6,908	512,021

		2,897,886

Auto Manufacturers — 0.5%
Ford Motor Co.	81,812	906,477
General Motors Co.	26,470	961,920
PACCAR, Inc.	7,383	488,533

		2,356,930

Auto Parts & Equipment — 0.2%
Aptiv PLC	5,500	467,335
BorgWarner, Inc.	4,300	215,989
The Goodyear Tire & Rubber Co.	5,070	134,761

		818,085

Banks — 7.8%
Bank of America Corp.	199,233	5,974,998
BB&T Corp.	16,021	833,733
Capital One Financial Corp.	10,164	973,914
Citigroup, Inc.	53,720	3,626,100

	Number of Shares	Value†

Banks — (continued)
Citizens Financial Group, Inc.	10,252	$430,379
Comerica, Inc.	3,630	348,226
Fifth Third Bancorp	14,847	471,392
Huntington Bancshares, Inc.	23,365	352,812
JPMorgan Chase & Co.	71,496	7,862,415
KeyCorp.	22,550	440,853
M&T Bank Corp.	3,104	572,253
Morgan Stanley	28,908	1,559,876
Northern Trust Corp.	4,476	461,610
Regions Financial Corp.	22,994	427,229
State Street Corp.	7,647	762,635
SunTrust Banks, Inc.	9,628	655,089
SVB Financial Group*	1,100	264,011
The Bank of New York Mellon Corp.	20,911	1,077,544
The Goldman Sachs Group, Inc.	7,372	1,856,712
The PNC Financial Services Group, Inc.	9,791	1,480,791
U.S. Bancorp	32,545	1,643,522
Wells Fargo & Co.	91,384	4,789,435
Zions Bancorporation	4,304	226,950

		37,092,479

Beverages — 1.9%
Brown-Forman Corp., Class B	4,857	264,221
Constellation Brands, Inc., Class A	3,610	822,791
Dr. Pepper Snapple Group, Inc.	3,776	447,003
Molson Coors Brewing Co., Class B	3,938	296,650
Monster Beverage Corp.*	8,504	486,514
PepsiCo, Inc.	29,620	3,233,023
The Coca-Cola Co.	79,980	3,473,531

		9,023,733

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc.*	4,700	523,862
Amgen, Inc.	13,955	2,379,048
Biogen, Inc.*	4,365	1,195,224
Celgene Corp.*	15,610	1,392,568
Gilead Sciences, Inc.	27,455	2,069,833
Illumina, Inc.*	3,100	732,902
Incyte Corp.*	3,700	308,321
Regeneron Pharmaceuticals, Inc.*	1,600	550,976
Vertex Pharmaceuticals, Inc.*	5,300	863,794

		10,016,528

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	3,200	188,448
Johnson Controls International PLC	19,098	673,013
Martin Marietta Materials, Inc.	1,292	267,832
Masco Corp.	6,777	274,062
Vulcan Materials Co.	2,841	324,357

		1,727,712

Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,573	727,244
Albemarle Corp.	2,400	222,576
CF Industries Holdings, Inc.	4,829	182,198
DowDuPont, Inc.	48,831	3,111,023
Eastman Chemical Co.	2,982	314,840
Ecolab, Inc.	5,459	748,265

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
FMC Corp.	2,800	$214,396
International Flavors & Fragrances, Inc.	1,675	229,324
LyondellBasell Industries N.V., Class A	6,696	707,633
Monsanto Co.	9,134	1,065,847
PPG Industries, Inc.	5,428	605,765
Praxair, Inc.	6,026	869,552
The Mosaic Co.	7,600	184,528
The Sherwin-Williams Co.	1,734	679,936

		9,863,127

Commercial Services — 2.5%
Allegion PLC	1,966	167,680
Alliance Data Systems Corp.	1,000	212,860
Automatic Data Processing, Inc.	9,218	1,046,059
Cintas Corp.	1,801	307,215
Equifax, Inc.	2,504	294,996
Gartner, Inc.*	1,800	211,716
Global Payments, Inc.	3,281	365,897
H&R Block, Inc.	4,166	105,858
IHS Markit Ltd.*	7,000	337,680
Mastercard, Inc., Class A	19,336	3,386,894
Moody’s Corp.	3,473	560,195
Paychex, Inc.	6,706	413,022
PayPal Holdings, Inc.*	23,410	1,776,117
Quanta Services, Inc.*	3,400	116,790
Robert Half International, Inc.	2,707	156,708
S&P Global, Inc.	5,246	1,002,301
The Western Union Co.	9,878	189,954
Total System Services, Inc.	3,477	299,926
United Rentals, Inc.*	1,729	298,650
Verisk Analytics, Inc.*	3,300	343,200

		11,593,718

Computers — 5.7%
Accenture PLC, Class A	12,898	1,979,843
Apple, Inc.	105,914	17,770,251
Cognizant Technology Solutions Corp., Class A	12,404	998,522
CSRA, Inc.	3,357	138,409
DXC Technology Co.	5,925	595,640
Hewlett Packard Enterprise Co.	33,271	583,573
HP, Inc.	33,758	739,976
International Business Machines Corp.	17,908	2,747,625
NetApp, Inc.	5,438	335,470
Seagate Technology PLC	5,900	345,268
Western Digital Corp.	6,197	571,797

		26,806,374

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	18,123	1,299,057
Coty, Inc., Class A	9,763	178,663
The Estee Lauder Cos., Inc., Class A	4,574	684,819
The Procter & Gamble Co.	52,721	4,179,721

		6,342,260

Distribution & Wholesale — 0.2%
Fastenal Co.	6,200	338,458
Genuine Parts Co.	3,005	269,969

	Number of Shares	Value†

Distribution & Wholesale — (continued)
LKQ Corp.*	6,400	$242,880
W.W. Grainger, Inc.	1,078	304,287

		1,155,594

Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.	1,200	227,496
American Express Co.	15,073	1,406,009
Ameriprise Financial, Inc.	3,090	457,135
BlackRock, Inc.	2,599	1,407,930
Cboe Global Markets, Inc.	2,300	262,430
CME Group, Inc.	7,136	1,154,177
Discover Financial Services	7,593	546,164
E*TRADE Financial Corp.*	5,382	298,217
Franklin Resources, Inc.	6,656	230,830
Intercontinental Exchange, Inc.	12,256	888,805
Invesco Ltd.	8,867	283,833
Nasdaq, Inc.	2,500	215,550
Navient Corp.	6,134	80,478
Raymond James Financial, Inc.	2,800	250,348
Synchrony Financial	14,664	491,684
T. Rowe Price Group, Inc.	4,981	537,799
The Charles Schwab Corp.	25,042	1,307,693
Visa, Inc., Class A	37,550	4,491,731

		14,538,309

Diversified Operations — 0.0%
Leucadia National Corp.	6,365	144,676

Electric — 2.6%
AES Corp.	14,644	166,502
Alliant Energy Corp.	4,717	192,737
Ameren Corp.	5,005	283,433
American Electric Power Co., Inc.	10,329	708,466
CMS Energy Corp.	5,874	266,033
Consolidated Edison, Inc.	6,605	514,794
Dominion Resources, Inc.	13,509	910,912
DTE Energy Co.	3,735	389,934
Duke Energy Corp.	14,687	1,137,802
Edison International	6,808	433,397
Entergy Corp.	3,847	303,067
Eversource Energy	6,793	400,244
Exelon Corp.	19,610	764,986
FirstEnergy Corp.	9,256	314,797
NextEra Energy, Inc.	9,779	1,597,204
NRG Energy, Inc.	6,300	192,339
PG&E Corp.	10,950	481,033
Pinnacle West Capital Corp.	2,369	189,046
PPL Corp.	13,998	396,003
Public Service Enterprise Group, Inc.	10,749	540,030
SCANA Corp.	3,100	116,405
The Southern Co.	21,143	944,246
WEC Energy Group, Inc.	6,750	423,225
Xcel Energy, Inc.	10,660	484,817

		12,151,452

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	800	111,352
AMETEK, Inc.	4,700	357,059

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Emerson Electric Co.	13,132	$896,916

		1,365,327

Electronics — 1.6%
Agilent Technologies, Inc.	6,692	447,695
Amphenol Corp., Class A	6,378	549,337
FLIR Systems, Inc.	3,043	152,180
Fortive Corp.	6,505	504,267
Garmin Ltd.	2,400	141,432
Honeywell International, Inc.	15,613	2,256,235
Mettler-Toledo International, Inc.*	555	319,142
PerkinElmer, Inc.	2,270	171,884
TE Connectivity Ltd.	7,400	739,260
Thermo Fisher Scientific, Inc.	8,382	1,730,548
Waters Corp.*	1,660	329,759

		7,341,739

Engineering & Construction — 0.1%
Fluor Corp.	2,770	158,499
Jacobs Engineering Group, Inc.	2,583	152,785

		311,284

Environmental Control — 0.2%
Republic Services, Inc.	4,557	301,810
Stericycle, Inc.*	1,700	99,501
Waste Management, Inc.	8,410	707,449

		1,108,760

Food — 1.3%
Campbell Soup Co.	4,016	173,933
Conagra Brands, Inc.	8,691	320,524
General Mills, Inc.	11,892	535,854
Hormel Foods Corp.	5,600	192,192
Kellogg Co.	5,200	338,052
McCormick & Co., Inc.	2,419	257,357
Mondelez International, Inc., Class A	31,124	1,298,804
Sysco Corp.	10,019	600,739
The Hershey Co.	2,987	295,594
The J.M. Smucker Co.	2,434	301,840
The Kraft Heinz Co.	12,516	779,622
The Kroger Co.	18,634	446,098
Tyson Foods, Inc., Class A	6,249	457,364

		5,997,973

Forest Products & Paper — 0.1%
International Paper Co.	8,500	454,155

Gas — 0.2%
CenterPoint Energy, Inc.	9,322	255,423
NiSource, Inc.	7,365	176,097
Sempra Energy	5,198	578,121

		1,009,641

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,228	181,179
Stanley Black & Decker, Inc.	3,199	490,087

		671,266

	Number of Shares	Value†

Healthcare Products — 2.2%
Align Technology, Inc.*	1,487	$373,430
Baxter International, Inc.	10,542	685,652
Becton Dickinson & Co.	5,515	1,195,100
Boston Scientific Corp.*	28,739	785,149
DENTSPLY SIRONA, Inc.	4,726	237,765
Edwards Lifesciences Corp.*	4,363	608,726
Henry Schein, Inc.*	3,400	228,514
Hologic, Inc.*	5,900	220,424
IDEXX Laboratories, Inc.*	1,777	340,100
Intuitive Surgical, Inc.*	2,353	971,389
Medtronic PLC	28,147	2,257,952
ResMed, Inc.	2,900	285,563
Stryker Corp.	6,681	1,075,107
The Cooper Cos., Inc.	1,000	228,810
Varian Medical Systems, Inc.*	1,961	240,517
Zimmer Biomet Holdings, Inc.	4,329	472,034

		10,206,232

Healthcare Services — 2.3%
Aetna, Inc.	6,786	1,146,834
Anthem, Inc.	5,344	1,174,077
Centene Corp.*	3,700	395,419
Cigna Corp.	5,001	838,868
DaVita, Inc.*	3,141	207,117
Envision Healthcare Corp.*	2,623	100,802
HCA Healthcare, Inc.	5,947	576,859
Humana, Inc.	2,808	754,874
IQVIA Holdings, Inc.*	3,000	294,330
Laboratory Corp. of America Holdings*	2,177	352,130
Quest Diagnostics, Inc.	2,787	279,536
UnitedHealth Group, Inc.	20,140	4,309,960
Universal Health Services, Inc., Class B	1,804	213,612

		10,644,418

Home Builders — 0.2%
D.R. Horton, Inc.	7,376	323,364
Lennar Corp., Class A	5,536	326,292
PulteGroup, Inc.	5,834	172,044

		821,700

Home Furnishings — 0.0%
Whirlpool Corp.	1,414	216,498

Household Products & Wares — 0.3%
Avery Dennison Corp.	1,883	200,069
Church & Dwight Co., Inc.	5,200	261,872
Kimberly-Clark Corp.	7,414	816,504
The Clorox Co.	2,597	345,686

		1,624,131

Housewares — 0.1%
Newell Brands, Inc.	10,416	265,400

Insurance — 4.3%
Aflac, Inc.	16,044	702,085
American International Group, Inc.	18,685	1,016,838
Aon PLC	5,144	721,857
Arthur J Gallagher & Co.	3,731	256,432

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Assurant, Inc.	1,160	$106,036
Berkshire Hathaway, Inc., Class B*	40,095	7,998,151
Brighthouse Financial, Inc.*	2,135	109,739
Chubb Ltd.	9,605	1,313,676
Cincinnati Financial Corp.	2,992	222,186
Everest Re Group Ltd.	900	231,138
Lincoln National Corp.	4,548	332,277
Loews Corp.	5,825	289,677
Marsh & McLennan Cos., Inc.	10,582	873,967
MetLife, Inc.	21,473	985,396
Principal Financial Group, Inc.	5,765	351,146
Prudential Financial, Inc.	8,830	914,346
The Allstate Corp.	7,476	708,725
The Hartford Financial Services Group, Inc.	7,474	385,060
The Progressive Corp.	12,239	745,722
The Travelers Cos, Inc.	5,673	787,753
Torchmark Corp.	2,314	194,769
Unum Group	4,667	222,196
Willis Towers Watson PLC	2,745	417,762
XL Group Ltd.	5,549	306,638

		20,193,572

Internet — 8.4%
Alphabet, Inc., Class A*	6,217	6,447,899
Alphabet, Inc., Class C*	6,339	6,540,517
Amazon.com, Inc.*	8,375	12,121,473
Booking Holdings, Inc.*	1,013	2,107,435
eBay, Inc.*	19,431	781,903
Expedia, Inc.	2,594	286,404
F5 Networks, Inc.*	1,300	187,993
Facebook, Inc., Class A*	49,915	7,975,918
Netflix, Inc.*	9,069	2,678,529
Symantec Corp.	12,738	329,277
TripAdvisor, Inc.*	1,994	81,535
VeriSign, Inc.*	1,754	207,954

		39,746,837

Iron & Steel — 0.1%
Nucor Corp.	6,735	411,441

Leisure Time — 0.3%
Carnival Corp.	8,545	560,381
Harley-Davidson, Inc.	3,471	148,837
Norwegian Cruise Line Holdings Ltd.*	3,800	201,286
Royal Caribbean Cruises Ltd.	3,500	412,090

		1,322,594

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	4,100	322,916
Marriott International, Inc., Class A	6,154	836,821
MGM Resorts International	10,500	367,710
Wyndham Worldwide Corp.	2,106	240,989
Wynn Resorts Ltd.	1,730	315,483

		2,083,919

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	12,428	1,831,639

	Number of Shares	Value†

Machinery - Diversified — 0.6%
Cummins, Inc.	3,259	$528,251
Deere & Co.	6,708	1,041,886
Flowserve Corp.	2,800	121,324
Rockwell Automation, Inc.	2,683	467,379
Roper Technologies, Inc.	2,100	589,449
Xylem, Inc.	3,854	296,450

		3,044,739

Media — 2.5%
CBS Corp., Class B	7,470	383,883
Charter Communications, Inc., Class A*	3,871	1,204,733
Comcast Corp., Class A	96,576	3,300,002
Discovery Communications, Inc., Class A*	3,500	75,005
Discovery Communications, Inc., Class C*	6,876	134,219
DISH Network Corp., Class A*	5,000	189,450
News Corp., Class A	7,615	120,317
News Corp., Class B	2,500	40,250
Nielsen Holdings PLC	6,921	220,019
The Walt Disney Co.	31,476	3,161,449
Time Warner, Inc.	16,139	1,526,427
Twenty-First Century Fox, Inc., Class A	22,196	814,371
Twenty-First Century Fox, Inc., Class B	9,100	330,967
Viacom, Inc., Class B	7,381	229,254

		11,730,346

Mining — 0.2%
Freeport-McMoRan, Inc.*	28,596	502,432
Newmont Mining Corp.	11,283	440,827

		943,259

Miscellaneous Manufacturing — 2.2%
3M Co.	12,452	2,733,463
A.O. Smith Corp.	3,200	203,488
Danaher Corp.	12,739	1,247,276
Dover Corp.	3,235	317,742
Eaton Corp. PLC	9,306	743,642
General Electric Co.	180,732	2,436,267
Illinois Tool Works, Inc.	6,353	995,261
Ingersoll-Rand PLC	5,241	448,158
Leggett & Platt, Inc.	2,854	126,603
Parker-Hannifin Corp.	2,783	475,977
Pentair PLC	3,619	246,562
Textron, Inc.	5,465	322,271

		10,296,710

Office & Business Equipment — 0.0%
Xerox Corp.	4,538	130,604

Oil & Gas — 4.6%
Anadarko Petroleum Corp.	11,505	695,017
Andeavor	2,980	299,669
Apache Corp.	8,157	313,881
Cabot Oil & Gas Corp.	9,788	234,716
Chevron Corp.	39,679	4,524,993
Cimarex Energy Co.	2,100	196,350
Concho Resources, Inc.*	3,056	459,409
ConocoPhillips	24,338	1,443,000
Devon Energy Corp.	11,029	350,612

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
EOG Resources, Inc.	12,137	$1,277,662
EQT Corp.	5,000	237,550
Exxon Mobil Corp.	88,513	6,603,955
Helmerich & Payne, Inc.	2,300	153,088
Hess Corp.	5,697	288,382
Marathon Oil Corp.	18,151	292,776
Marathon Petroleum Corp.	9,777	714,796
Newfield Exploration Co.*	4,100	100,122
Noble Energy, Inc.	9,538	289,001
Occidental Petroleum Corp.	16,151	1,049,169
Phillips 66	8,681	832,682
Pioneer Natural Resources Co.	3,578	614,629
Range Resources Corp.	3,923	57,040
Valero Energy Corp.	8,934	828,807

		21,857,306

Oil & Gas Services — 0.7%
Baker Hughes a GE Co.	8,870	246,320
Halliburton Co.	18,042	846,892
National Oilwell Varco, Inc.	7,802	287,192
Schlumberger Ltd.	28,722	1,860,611
TechnipFMC PLC	9,072	267,170

		3,508,185

Packaging and Containers — 0.2%
Ball Corp.	7,252	287,977
Packaging Corp. of America	2,000	225,400
Sealed Air Corp.	3,831	163,928
WestRock Co.	5,446	349,470

		1,026,775

Pharmaceuticals — 6.1%
Abbott Laboratories	36,395	2,180,788
AbbVie, Inc.	33,155	3,138,121
Allergan PLC	6,832	1,149,757
AmerisourceBergen Corp.	3,367	290,269
Bristol-Myers Squibb Co.	34,205	2,163,466
Cardinal Health, Inc.	6,482	406,292
Eli Lilly & Co.	19,986	1,546,317
Express Scripts Holding Co.*	11,938	824,677
Johnson & Johnson	55,885	7,161,663
McKesson Corp.	4,238	597,007
Merck & Co., Inc.	56,138	3,057,837
Mylan N.V.*	11,056	455,175
Nektar Therapeutics*	3,300	350,658
Perrigo Co. PLC	2,700	225,018
Pfizer, Inc.	123,896	4,397,069
Zoetis, Inc.	10,307	860,738

		28,804,852

Pipelines — 0.3%
Kinder Morgan, Inc.	38,959	586,723
ONEOK, Inc.	7,989	454,734
The Williams Cos., Inc.	17,362	431,619

		1,473,076

Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,401	302,255

	Number of Shares	Value†

Retail — 5.3%
Advance Auto Parts, Inc.	1,600	$189,680
AutoZone, Inc.*	576	373,645
Best Buy Co., Inc.	5,319	372,277
CarMax, Inc.*	3,967	245,716
Chipotle Mexican Grill, Inc.*	500	161,555
Costco Wholesale Corp.	9,112	1,716,974
CVS Health Corp.	21,100	1,312,631
Darden Restaurants, Inc.	2,640	225,060
Dollar General Corp.	5,300	495,815
Dollar Tree, Inc.*	4,979	472,507
Foot Locker, Inc.	2,700	122,958
Kohl’s Corp.	3,501	229,351
L Brands, Inc.	5,260	200,985
Lowe’s Cos., Inc.	17,368	1,524,042
Macy’s, Inc.	6,263	186,262
McDonald’s Corp.	16,667	2,606,385
Nordstrom, Inc.	2,331	112,844
O’Reilly Automotive, Inc.*	1,800	445,284
PVH Corp.	1,700	257,431
Ross Stores, Inc.	8,111	632,496
Starbucks Corp.	29,165	1,688,362
Tapestry, Inc.	5,884	309,557
Target Corp.	11,532	800,667
The Gap, Inc.	4,382	136,718
The Home Depot, Inc.	24,438	4,355,829
The TJX Cos., Inc.	13,067	1,065,745
Tiffany & Co.	2,105	205,574
Tractor Supply Co.	2,600	163,852
Ulta Beauty, Inc.*	1,215	248,188
Walgreens Boots Alliance, Inc.	17,628	1,154,105
Walmart, Inc.	30,169	2,684,136
Yum! Brands, Inc.	7,025	598,038

		25,294,669

Savings & Loans — 0.0%
People’s United Financial, Inc.	6,500	121,290

Semiconductors — 4.2%
Advanced Micro Devices, Inc.*	17,000	170,850
Analog Devices, Inc.	7,569	689,763
Applied Materials, Inc.	21,777	1,211,019
Broadcom Ltd.	8,548	2,014,336
Intel Corp.	97,427	5,073,998
IPG Photonics Corp.*	800	186,704
KLA-Tencor Corp.	3,256	354,937
Lam Research Corp.	3,359	682,414
Microchip Technology, Inc.	4,518	412,765
Micron Technology, Inc.*	23,897	1,245,990
NVIDIA Corp.	12,616	2,921,739
Qorvo, Inc.*	2,800	197,260
QUALCOMM, Inc.	30,762	1,704,522
Skyworks Solutions, Inc.	3,822	383,194
Texas Instruments, Inc.	20,429	2,122,369
Xilinx, Inc.	5,364	387,495

		19,759,355

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,000	$257,760

Software — 6.0%
Activision Blizzard, Inc.	15,854	1,069,511
Adobe Systems, Inc.*	10,288	2,223,031
Akamai Technologies, Inc.*	3,490	247,720
ANSYS, Inc.*	1,800	282,042
Autodesk, Inc.*	4,686	588,468
CA, Inc.	6,469	219,299
Cadence Design Systems, Inc.*	6,000	220,620
Cerner Corp.*	6,300	365,400
Citrix Systems, Inc.*	2,591	240,445
Electronic Arts, Inc.*	6,443	781,149
Fidelity National Information Services, Inc.	6,959	670,152
Fiserv, Inc.*	8,487	605,208
Intuit, Inc.	5,092	882,698
Microsoft Corp.	160,494	14,648,287
Oracle Corp.	62,924	2,878,773
Red Hat, Inc.*	3,695	552,440
salesforce.com, Inc.*	14,200	1,651,460
Synopsys, Inc.*	3,000	249,720
Take-Two Interactive Software, Inc.*	2,300	224,894

		28,601,317

Telecommunications — 3.0%
AT&T, Inc.	127,801	4,556,106
CenturyLink, Inc.	20,216	332,149
Cisco Systems, Inc.	100,731	4,320,353
Corning, Inc.	18,266	509,256
Juniper Networks, Inc.	6,771	164,738
Motorola Solutions, Inc.	3,488	367,286
Verizon Communications, Inc.	86,363	4,129,879

		14,379,767

Textiles — 0.1%
Mohawk Industries, Inc.*	1,308	303,744

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,412	203,332
Mattel, Inc.	7,481	98,375

		301,707

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	2,900	271,759
CSX Corp.	18,336	1,021,498
Expeditors International of Washington, Inc.	3,882	245,731
FedEx Corp.	5,179	1,243,530
J.B. Hunt Transport Services, Inc.	1,800	210,870
Kansas City Southern	2,200	241,670
Norfolk Southern Corp.	6,031	818,889
Union Pacific Corp.	16,469	2,213,928
United Parcel Service, Inc., Class B	14,325	1,499,254

		7,767,129

Water — 0.1%
American Water Works Co., Inc.	3,800	312,094

	Number of Shares	Value†

TOTAL COMMON STOCKS (Cost $215,817,651)		$456,453,449

REAL ESTATE INVESTMENT TRUSTS — 2.7%
Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,162	128,851
AvalonBay Communities, Inc.	2,882	473,974
Equity Residential	7,892	486,305
Essex Property Trust, Inc.	1,400	336,952
Mid-America Apartment Communities, Inc.	2,500	228,100
UDR, Inc.	5,545	197,513

		1,851,695

Building & Real Estate — 0.1%
Realty Income Corp.	5,700	294,861

Commercial Services — 0.0%
Iron Mountain, Inc.	5,197	170,774

Diversified — 0.9%
American Tower Corp.	9,059	1,316,635
Crown Castle International Corp.	8,400	920,724
Digital Realty Trust, Inc.	4,400	463,672
Duke Realty Corp.	7,700	203,896
SBA Communications Corp.*	2,461	420,634
Vornado Realty Trust	3,570	240,261
Weyerhaeuser Co.	15,765	551,775

		4,117,597

Healthcare — 0.2%
HCP, Inc.	10,040	233,229
Ventas, Inc.	7,653	379,053
Welltower, Inc.	7,800	424,554

		1,036,836

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	15,439	287,783

Industrial — 0.1%
Prologis, Inc.	11,201	705,551

Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,000	249,780
Boston Properties, Inc.	3,242	399,479
SL Green Realty Corp.	2,000	193,660

		842,919

Regional Malls — 0.3%
GGP, Inc.	12,500	255,750
Simon Property Group, Inc.	6,551	1,011,147
The Macerich Co.	2,223	124,532

		1,391,429

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,596	226,786
Public Storage	3,130	627,221

		854,007

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Strip Centers — 0.1%
Federal Realty Investment Trust	1,600	$185,776
Kimco Realty Corp.	9,564	137,722
Regency Centers Corp.	3,199	188,677

		512,175

Telecommunications — 0.1%
Equinix, Inc.	1,635	683,659

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,646,442)		12,749,286

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills¤[1] 1.265%, 06/07/18 (Cost $329,050)	330	328,995

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,080,714)	3,080,714	3,080,714

TOTAL INVESTMENTS — 100.0% (Cost $228,873,857)		$472,612,444

Other Assets & Liabilities — 0.0%		164,076

TOTAL NET ASSETS — 100.0%		$472,776,520

1	All or Portion of securities segregated as collateral for future contracts.
†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
PLC	— Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$456,453,449	$456,453,449	$—	$—
REAL ESTATE INVESTMENT TRUSTS	12,749,286	12,749,286	—	—
U.S. TREASURY OBLIGATIONS	328,995	—	328,995	—
SHORT-TERM INVESTMENTS	3,080,714	3,080,714	—	—

TOTAL INVESTMENTS	$472,612,444	$472,283,449	$328,995	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(226,378)	$(226,378)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(226,378)	$(226,378)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini S&P 500 Index	6/30/2018	31	50	2,643	4,096,650	$—	$(226,378)

							$—	$(226,378)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.0%
Aerospace & Defense — 1.7%
Harris Corp.	12,903	$2,080,996

Apparel — 1.3%
Burberry Group PLC	66,008	1,573,395

Auto Parts & Equipment — 3.0%
BorgWarner, Inc.	53,720	2,698,355
WABCO Holdings, Inc.*	6,841	915,805

		3,614,160

Banks — 4.1%
First Republic Bank	22,126	2,049,089
Signature Bank*	10,242	1,453,852
Western Alliance Bancorp*	26,264	1,526,201

		5,029,142

Building Materials — 0.8%
Trex Co., Inc.*	8,692	945,429

Chemicals — 1.5%
Axalta Coating Systems Ltd.*	59,799	1,805,332

Commercial Services — 8.8%
Allegion PLC	18,094	1,543,237
CoStar Group, Inc.*	10,651	3,862,905
MarketAxess Holdings, Inc.	6,774	1,472,938
Square, Inc., Class A*	41,324	2,033,141
TransUnion*	33,694	1,913,145

		10,825,366

Distribution & Wholesale — 3.1%
Fastenal Co.	68,747	3,752,899

Diversified Financial Services — 2.9%
CME Group, Inc.	15,500	2,506,970
Oaktree Capital Group LLC	26,366	1,044,093

		3,551,063

Electronics — 1.7%
Trimble, Inc.*	56,893	2,041,321

Food — 3.1%
Sprouts Farmers Market, Inc.*	75,968	1,782,969
The Hain Celestial Group, Inc.*	27,763	890,359
The Hershey Co.	11,607	1,148,629

		3,821,957

Healthcare Products — 9.6%
ABIOMED, Inc.*	6,484	1,886,779
DENTSPLY SIRONA, Inc.	28,101	1,413,761
Edwards Lifesciences Corp.*	20,943	2,921,967
Glaukos Corp.*	13,427	413,955
Intuitive Surgical, Inc.*	9,724	4,014,359
The Cooper Cos., Inc.	4,611	1,055,043

		11,705,864

Healthcare Services — 1.5%
Laboratory Corp. of America Holdings*	11,000	1,779,250

	Number of Shares	Value†

Household Products & Wares — 0.9%
The Scotts Miracle-Gro Co.	13,520	$1,159,340

Internet — 7.1%
GrubHub, Inc.*	42,381	4,300,400
MercadoLibre, Inc.	8,882	3,165,456
Pandora Media, Inc.*	254,460	1,279,934

		8,745,790

Leisure Time — 4.0%
Norwegian Cruise Line Holdings Ltd.*	31,550	1,671,204
Polaris Industries, Inc.	27,966	3,202,666

		4,873,870

Machinery - Diversified — 3.9%
IDEX Corp.	16,716	2,382,197
The Middleby Corp.*	7,880	975,465
Wabtec Corp.	17,774	1,446,804

		4,804,466

Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	29,469	1,873,934

Pharmaceuticals — 5.7%
BioMarin Pharmaceutical, Inc.*	20,591	1,669,312
Jazz Pharmaceuticals PLC*	8,840	1,334,752
Zoetis, Inc.	48,176	4,023,178

		7,027,242

Retail — 13.9%
Chipotle Mexican Grill, Inc.*	8,791	2,840,460
Duluth Holdings, Inc., Class B*	21,785	408,033
Dunkin’ Brands Group, Inc.	41,235	2,461,317
Lululemon Athletica, Inc.*	29,700	2,646,864
O’Reilly Automotive, Inc.*	7,527	1,862,029
Tiffany & Co.	26,760	2,613,382
Tractor Supply Co.	45,972	2,897,156
Williams-Sonoma, Inc.	25,315	1,335,619

		17,064,860

Semiconductors — 3.5%
Maxim Integrated Products, Inc.	33,004	1,987,501
Microchip Technology, Inc.	25,305	2,311,865

		4,299,366

Software — 8.7%
Autodesk, Inc.*	8,482	1,065,170
Electronic Arts, Inc.*	27,096	3,285,119
Guidewire Software, Inc.*	28,887	2,334,936
ServiceNow, Inc.*	17,271	2,857,487
Tyler Technologies, Inc.*	4,965	1,047,416

		10,590,128

Telecommunications — 1.4%
Arista Networks, Inc.*	6,835	1,744,975

Textiles — 1.0%
Mohawk Industries, Inc.*	5,276	1,225,193

Transportation — 3.3%
Expeditors International of Washington, Inc.	40,346	2,553,902

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Kansas City Southern	13,747	$1,510,108

		4,064,010

TOTAL COMMON STOCKS (Cost $92,494,345)		119,999,348

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,021,835)	2,021,835	2,021,835

TOTAL INVESTMENTS — 99.7% (Cost $94,516,180)		$122,021,183

Other Assets & Liabilities — 0.3%		423,559

TOTAL NET ASSETS — 100.0%		$122,444,742

WRITTEN OPTIONS — 0.0%
Call Option — 0.0%
TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(3,313))	(107)	(4)

†	See Security Valuation Note.
*	Non-income producing security.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CAP GROWTH FUND

Country Weightings as of 03/31/2018 ††
United States	90%
Argentina	3
Bermuda	2
Canada	2
Ireland	2
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$2,080,996	$2,080,996	$—	$—
Apparel	1,573,395	—	1,573,395	—
Auto Parts & Equipment	3,614,160	3,614,160	—	—
Banks	5,029,142	5,029,142	—	—
Building Materials	945,429	945,429	—	—
Chemicals	1,805,332	1,805,332	—	—
Commercial Services	10,825,366	10,825,366	—	—
Distribution & Wholesale	3,752,899	3,752,899	—	—
Diversified Financial Services	3,551,063	3,551,063	—	—
Electronics	2,041,321	2,041,321	—	—
Food	3,821,957	3,821,957	—	—
Healthcare Products	11,705,864	11,705,864	—	—
Healthcare Services	1,779,250	1,779,250	—	—
Household Products & Wares	1,159,340	1,159,340	—	—
Internet	8,745,790	8,745,790	—	—
Leisure Time	4,873,870	4,873,870	—	—
Machinery - Diversified	4,804,466	4,804,466	—	—
Miscellaneous Manufacturing	1,873,934	1,873,934	—	—
Pharmaceuticals	7,027,242	7,027,242	—	—
Retail	17,064,860	17,064,860	—	—
Semiconductors	4,299,366	4,299,366	—	—
Software	10,590,128	10,590,128	—	—
Telecommunications	1,744,975	1,744,975	—	—
Textiles	1,225,193	1,225,193	—	—
Transportation	4,064,010	4,064,010	—	—
TOTAL COMMON STOCKS	119,999,348	118,425,953	1,573,395	—
SHORT-TERM INVESTMENTS	2,021,835	2,021,835	—	—
TOTAL INVESTMENTS	$122,021,183	$120,447,788	$1,573,395	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(4)	$(4)	$—	$—
Total Liabilities	$(4)	$(4)	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open Written Options

Put Options - 0.00%

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
HAIN	107	$358,450	$33.50	3/29/2018	$(4)

Total Written Options					$(4)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 94.2%
Aerospace & Defense — 9.9%
AerCap Holdings N.V.*	119,000	$6,035,680
General Dynamics Corp.	29,350	6,483,415
Orbital ATK, Inc.	20,100	2,665,461
Spirit AeroSystems Holdings, Inc., Class A	25,700	2,151,090

		17,335,646

Airlines — 2.5%
American Airlines Group, Inc.	84,700	4,401,012

Banks — 9.6%
BankUnited, Inc.	97,000	3,878,060
BB&T Corp.	52,200	2,716,488
Comerica, Inc.	36,400	3,491,852
KeyCorp.	180,000	3,519,000
State Street Corp.	32,700	3,261,171

		16,866,571

Beverages — 1.0%
Molson Coors Brewing Co., Class B	23,400	1,762,722

Building Materials — 2.4%
Johnson Controls International PLC	119,829	4,222,774

Chemicals — 3.1%
Ashland Global Holdings, Inc.	33,900	2,365,881
Valvoline, Inc.	138,866	3,073,105

		5,438,986

Computers — 6.2%
Conduent, Inc.*	168,600	3,142,704
Teradata Corp.*	68,000	2,697,560
Western Digital Corp.	53,923	4,975,475

		10,815,739

Electric — 5.8%
AES Corp.	325,100	3,696,387
Edison International	46,100	2,934,726
Flex Ltd.*	212,700	3,473,391

		10,104,504

Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	16,600	2,310,554

Electronics — 1.2%
Itron, Inc.*	29,100	2,082,105

Entertainment — 2.2%
Lions Gate Entertainment Corp., Class A	39,100	1,009,953
Lions Gate Entertainment Corp., Class B	39,100	941,528
SeaWorld Entertainment, Inc.*	125,400	1,859,682

		3,811,163

Environmental Control — 2.1%
Covanta Holding Corp.	254,500	3,690,250

Food — 3.1%
The Hain Celestial Group, Inc.*	79,200	2,539,944
TreeHouse Foods, Inc.*	75,800	2,900,866

		5,440,810

	Number of Shares	Value†

Gas — 2.5%
CenterPoint Energy, Inc.	160,000	$4,384,000

Healthcare Products — 3.1%
Zimmer Biomet Holdings, Inc.	49,900	5,441,096

Healthcare Services — 5.1%
Envision Healthcare Corp.*	138,400	5,318,712
Molina Healthcare, Inc.*	43,900	3,563,802

		8,882,514

Home Furnishings — 1.8%
Whirlpool Corp.	20,300	3,108,133

Lodging — 0.9%
Wyndham Worldwide Corp.	13,200	1,510,476

Media — 2.5%
CBS Corp., Class B	31,800	1,634,202
MSG Networks, Inc., Class A*	124,800	2,820,480

		4,454,682

Miscellaneous Manufacturing — 3.0%
Hexcel Corp.	29,800	1,924,782
Valmont Industries, Inc.	22,600	3,306,380

		5,231,162

Oil & Gas — 3.1%
Cabot Oil & Gas Corp.	148,400	3,558,632
Devon Energy Corp.	56,300	1,789,777

		5,348,409

Pharmaceuticals — 3.4%
Perrigo Co. PLC	49,100	4,091,994
Teva Pharmaceutical Industries Ltd. ADR	107,400	1,835,466

		5,927,460

Pipelines — 3.5%
ONEOK, Inc.	67,000	3,813,640
The Williams Cos., Inc.	89,700	2,229,942

		6,043,582

Retail — 4.6%
Best Buy Co., Inc.	25,000	1,749,750
Macy’s, Inc.	144,500	4,297,430
Party City Holdco, Inc.*	130,600	2,037,360

		8,084,540

Semiconductors — 2.8%
ON Semiconductor Corp.*	109,300	2,673,478
Skyworks Solutions, Inc.	22,800	2,285,928

		4,959,406

Software — 4.7%
Check Point Software Technologies Ltd.*	49,200	4,887,528
Nuance Communications, Inc.*	213,788	3,367,161

		8,254,689

Telecommunications — 2.8%
Amdocs Ltd.	27,200	1,814,784

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Ciena Corp.*	120,900	$3,131,310

		4,946,094

TOTAL COMMON STOCKS (Cost $133,635,184)		164,859,079

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Apartments — 1.4%
Invitation Homes, Inc.	110,429	2,521,094

Building & Real Estate — 2.4%
Starwood Property Trust, Inc.	201,900	4,229,805

Diversified — 1.3%
CoreCivic, Inc.	112,500	2,196,000

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,053,029)		8,946,899

RIGHTS — 0.0%
Food — 0.0%
Safeway PDC CVR, 01/30/17*~ (Cost $1,504)	47,300	0

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,201,172)	1,201,172	1,201,172

TOTAL INVESTMENTS — 100.0% (Cost $142,890,889)		$175,007,150

Other Assets & Liabilities — 0.0%		1,019

TOTAL NET ASSETS — 100.0%		$175,008,169

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2018 is 0.

ADR — American Depository Receipt.

CVR — Contingent Valued Rights.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 03/31/2018 ††
United States	86%
Ireland	5
Israel	4
Netherlands	3
Singapore	2

Total	100%

††%	of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$164,859,079	$164,859,079	$—	$—
REAL ESTATE INVESTMENT TRUSTS	8,946,899	8,946,899	—	—
SHORT-TERM INVESTMENTS	1,201,172	1,201,172	—	—

TOTAL INVESTMENTS	$175,007,150	$175,007,150	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.0%
Airlines — 0.9%
Southwest Airlines Co.	15,480	$886,694

Auto Manufacturers — 1.4%
Honda Motor Co. Ltd. ADR	24,923	865,576
PACCAR, Inc.	7,296	482,776

		1,348,352

Auto Parts & Equipment — 0.3%
Aptiv PLC	2,932	249,132

Banks — 11.3%
Bank of Hawaii Corp.	12,238	1,016,978
BB&T Corp.	34,430	1,791,737
Comerica, Inc.	3,023	289,996
Commerce Bancshares, Inc.	17,225	1,031,950
M&T Bank Corp.	7,235	1,333,845
Northern Trust Corp.	22,319	2,301,758
SunTrust Banks, Inc.	14,273	971,135
The PNC Financial Services Group, Inc.	3,137	474,440
UMB Financial Corp.	7,140	516,865
Westamerica Bancorporation	16,841	978,125

		10,706,829

Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	2,308	273,221
Molson Coors Brewing Co., Class B	8,297	625,013

		898,234

Building Materials — 2.4%
Johnson Controls International PLC	64,600	2,276,504

Computers — 0.5%
HP, Inc.	22,288	488,553

Distribution & Wholesale — 0.7%
Genuine Parts Co.	7,507	674,429

Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	7,682	1,136,475
Invesco Ltd.	57,390	1,837,054
T. Rowe Price Group, Inc.	3,485	376,275

		3,349,804

Electric — 4.9%
Ameren Corp.	5,967	337,911
Edison International	13,635	868,004
Eversource Energy	7,720	454,863
NorthWestern Corp.	17,395	935,851
Pinnacle West Capital Corp.	8,794	701,761
Xcel Energy, Inc.	29,837	1,356,987

		4,655,377

Electrical Components & Equipment — 2.8%
Emerson Electric Co.	17,209	1,175,375
Hubbell, Inc.	12,328	1,501,304

		2,676,679

Electronics — 2.2%
Keysight Technologies, Inc.*	23,908	1,252,540

	Number of Shares	Value†

Electronics — (continued)
TE Connectivity Ltd.	8,007	$799,899

		2,052,439

Environmental Control — 0.7%
Republic Services, Inc.	9,459	626,470

Food — 10.5%
Conagra Brands, Inc.	50,929	1,878,261
General Mills, Inc.	29,005	1,306,965
Kellogg Co.	22,363	1,453,819
Mondelez International, Inc., Class A	33,823	1,411,434
Orkla ASA	90,680	977,258
Sysco Corp.	24,132	1,446,955
The J.M. Smucker Co.	7,310	906,513
US Foods Holding Corp.*	16,086	527,138

		9,908,343

Gas — 1.2%
Atmos Energy Corp.	5,707	480,758
Spire, Inc.	9,437	682,295

		1,163,053

Healthcare Products — 4.7%
Henry Schein, Inc.*	9,601	645,283
Siemens Healthineers AG*144A @	11,603	476,849
STERIS PLC	9,576	894,016
Zimmer Biomet Holdings, Inc.	22,550	2,458,852

		4,475,000

Healthcare Services — 2.9%
HCA Healthcare, Inc.	7,194	697,818
LifePoint Health, Inc.*	24,172	1,136,084
Quest Diagnostics, Inc.	8,985	901,195

		2,735,097

Home Builders — 0.7%
PulteGroup, Inc.	22,370	659,691

Insurance — 5.3%
Aflac, Inc.	15,172	663,927
Arthur J Gallagher & Co.	10,477	720,084
Brown & Brown, Inc.	18,858	479,748
Chubb Ltd.	9,299	1,271,824
ProAssurance Corp.	7,262	352,570
Reinsurance Group of America, Inc.	4,840	745,360
The Travelers Cos, Inc.	2,048	284,385
Torchmark Corp.	3,816	321,193
Unum Group	3,490	166,159

		5,005,250

Leisure Time — 0.5%
Carnival Corp.	6,554	429,811

Machinery - Diversified — 0.6%
Cummins, Inc.	3,598	583,200

Miscellaneous Manufacturing — 3.7%
Eaton Corp. PLC	11,286	901,864
IMI PLC	36,123	547,953

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Ingersoll-Rand PLC	8,829	$754,968
Parker-Hannifin Corp.	1,221	208,828
Textron, Inc.	18,221	1,074,492

		3,488,105

Oil & Gas — 8.7%
Anadarko Petroleum Corp.	14,153	854,983
Cimarex Energy Co.	8,565	800,827
Devon Energy Corp.	34,694	1,102,922
EQT Corp.	27,913	1,326,147
Helmerich & Payne, Inc.	2,684	178,647
Imperial Oil Ltd.	44,445	1,177,059
Marathon Petroleum Corp.	9,336	682,555
Noble Energy, Inc.	40,031	1,212,939
Occidental Petroleum Corp.	14,146	918,924

		8,255,003

Oil & Gas Services — 3.0%
Baker Hughes a GE Co.	43,678	1,212,938
Halliburton Co.	7,859	368,902
National Oilwell Varco, Inc.	33,614	1,237,331

		2,819,171

Packaging and Containers — 5.0%
Bemis Co., Inc.	15,393	669,903
Graphic Packaging Holding Co.	86,068	1,321,144
Sonoco Products Co.	21,118	1,024,223
WestRock Co.	26,898	1,726,045

		4,741,315

Pharmaceuticals — 2.7%
Cardinal Health, Inc.	17,162	1,075,714
Express Scripts Holding Co.*	9,062	626,003
McKesson Corp.	5,727	806,763

		2,508,480

Pipelines — 0.6%
Spectra Energy Partners LP	17,227	579,516

Retail — 3.3%
Advance Auto Parts, Inc.	9,382	1,112,236
MSC Industrial Direct Co., Inc.,Class A	12,613	1,156,738
Target Corp.	11,792	818,719

		3,087,693

Savings & Loans — 0.8%
Capitol Federal Financial, Inc.	59,787	738,369

Semiconductors — 3.8%
Applied Materials, Inc.	14,507	806,735
Maxim Integrated Products, Inc.	19,487	1,173,507
Microchip Technology, Inc.	6,734	615,218
Teradyne, Inc.	21,807	996,798

		3,592,258

Transportation — 1.4%
Heartland Express, Inc.	45,626	820,812

	Number of Shares	Value†

Transportation — (continued)
Norfolk Southern Corp.	3,520	$477,945

		1,298,757

TOTAL COMMON STOCKS (Cost $79,303,194)		86,957,608

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Diversified — 2.8%
American Tower Corp.	4,817	700,103
Weyerhaeuser Co.	56,299	1,970,465

		2,670,568

Hotels & Resorts — 0.7%
MGM Growth Properties LLC, Class A	24,638	653,893

Office Property — 1.0%
Empire State Realty Trust, Inc., Class A	17,842	299,567
Piedmont Office Realty Trust, Inc., Class A	37,353	657,039

		956,606

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,951,317)		4,281,067

EXCHANGE TRADED FUNDS — 1.3%
Investment Companies — 1.3%
iShares Russell Mid-Cap Value ETF (Cost $1,242,114)	13,725	1,186,252

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,982,187)	1,982,187	1,982,187

TOTAL INVESTMENTS — 99.9% (Cost $86,478,812)		$94,407,114

Other Assets & Liabilities — 0.1%		84,889

TOTAL NET ASSETS — 100.0%		$94,492,003

144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 03/31/2018 ††
United States	90%
Ireland	2
Switzerland	2
United Kingdom	2
Canada	1
Japan	1
Norway	1
Other	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Airlines	$886,694	$886,694	$—	$—
Auto Manufacturers	1,348,352	1,348,352	—	—
Auto Parts & Equipment	249,132	249,132	—	—
Banks	10,706,829	10,706,829	—	—
Beverages	898,234	898,234	—	—
Building Materials	2,276,504	2,276,504	—	—
Computers	488,553	488,553	—	—
Distribution & Wholesale	674,429	674,429	—	—
Diversified Financial Services	3,349,804	3,349,804	—	—
Electric	4,655,377	4,655,377	—	—
Electrical Components & Equipment	2,676,679	2,676,679	—	—
Electronics	2,052,439	2,052,439	—	—
Environmental Control	626,470	626,470	—	—
Food	9,908,343	8,931,085	977,258	—
Gas	1,163,053	1,163,053	—	—
Healthcare Products	4,475,000	4,475,000	—	—
Healthcare Services	2,735,097	2,735,097	—	—
Home Builders	659,691	659,691	—	—
Insurance	5,005,250	5,005,250	—	—
Leisure Time	429,811	429,811	—	—
Machinery - Diversified	583,200	583,200	—	—
Miscellaneous Manufacturing	3,488,105	2,940,152	547,953	—
Oil & Gas	8,255,003	8,255,003	—	—
Oil & Gas Services	2,819,171	2,819,171	—	—
Packaging and Containers	4,741,315	4,741,315	—	—
Pharmaceuticals	2,508,480	2,508,480	—	—
Pipelines	579,516	579,516	—	—
Retail	3,087,693	3,087,693	—	—
Savings & Loans	738,369	738,369	—	—
Semiconductors	3,592,258	3,592,258	—	—
Transportation	1,298,757	1,298,757	—	—

TOTAL COMMON STOCKS	86,957,608	85,432,397	1,525,211	—

REAL ESTATE INVESTMENT TRUSTS	4,281,067	4,281,067	—	—

EXCHANGE TRADED FUNDS	1,186,252	1,186,252	—	—

SHORT-TERM INVESTMENTS	1,982,187	1,982,187	—	—

TOTAL INVESTMENTS	$94,407,114	$92,881,903	$1,525,211	$—

OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$12,915	$—	$12,915	$—
TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$12,915	$—	$12,915	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(7,646)	$—	$(7,646)	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(7,646)	$—	$(7,646)	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Open forward foreign currency contracts held by Mid Core Value Fund at March 31, 2018 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Morgan Stanley	06/29/2018	(1,342,639)	1.28612	$(1,038,117)	$(1,043,946)	$—	$(5,829)
Sell	Canadian Dollar	Morgan Stanley	06/29/2018	36,645	1.28612	28,606	28,493	—	(113)
Sell	Euro	UBS	06/29/2018	(315,059)	0.80712	(389,673)	(390,350)	—	(677)
Sell	Japanese Yen	Credit Suisse	06/29/2018	(58,372,039)	105.75520	(552,764)	(551,954)	810	—
Buy	Japanese Yen	Credit Suisse	06/29/2018	3,310,959	105.75520	31,723	31,308	—	(415)
Sell	Norwegian Krone	JP Morgan Chase	04/04/2018	(146,080)	7.83741	(18,569)	(18,639)	—	(70)
Sell	Norwegian Krone	JP Morgan Chase	06/29/2018	(6,741,540)	7.83741	(872,895)	(862,574)	10,321	—
Buy	Norwegian Krone	JP Morgan Chase	06/29/2018	179,101	7.83741	23,321	22,916	—	(405)
Sell	Pound Sterling	Morgan Stanley	06/29/2018	(334,111)	0.70998	(472,376)	(470,592)	1,784	—
Buy	Pound Sterling	Morgan Stanley	06/29/2018	12,029	0.70998	17,080	16,943	—	(137)

Total								$12,915	$(7,646)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 95.3%
Aerospace & Defense — 2.2%
HEICO Corp.	4,693	$407,399
HEICO Corp., Class A	2,382	169,003
L3 Technologies, Inc.	4,592	955,136

		1,531,538

Apparel — 1.1%
Skechers U.S.A., Inc., Class A*	19,501	758,394

Auto Parts & Equipment — 0.4%
Delphi Technologies PLC	6,294	299,909

Banks — 3.8%
Eagle Bancorp, Inc.*	16,800	1,005,480
First Republic Bank	14,179	1,313,117
Glacier Bancorp, Inc.	8,991	345,075

		2,663,672

Beverages — 1.0%
MGP Ingredients, Inc.	7,631	683,661

Biotechnology — 4.2%
Acceleron Pharma, Inc.*	9,837	384,627
Alder Biopharmaceuticals, Inc.*	26,544	337,109
Bluebird Bio, Inc.*	2,614	446,341
Exelixis, Inc.*	32,819	726,941
Seattle Genetics, Inc.*	11,216	587,045
Ultragenyx Pharmaceutical, Inc.*	8,667	441,930

		2,923,993

Building Materials — 2.0%
Fortune Brands Home & Security, Inc.	12,882	758,621
Summit Materials, Inc., Class A*	20,689	626,463

		1,385,084

Chemicals — 2.5%
Ashland Global Holdings, Inc.	9,219	643,394
Valvoline, Inc.	48,610	1,075,739

		1,719,133

Commercial Services — 6.9%
Bright Horizons Family Solutions, Inc.*	12,011	1,197,737
Gartner, Inc.*	6,572	772,999
Global Payments, Inc.	10,520	1,173,190
Healthcare Services Group, Inc.	11,908	517,760
Square, Inc., Class A*	8,000	393,600
Total System Services, Inc.	8,635	744,855

		4,800,141

Computers — 0.3%
Kornit Digital Ltd.*	14,617	188,559

Diversified Financial Services — 5.4%
Affiliated Managers Group, Inc.	4,307	816,521
Evercore, Inc., Class A	7,217	629,322
Lazard Ltd., Class A	29,283	1,539,115
SLM Corp.*	65,237	731,307

		3,716,265

	Number of Shares	Value†

Electrical Components & Equipment — 1.4%
Hubbell, Inc.	7,701	$937,828

Electronics — 4.7%
Badger Meter, Inc.	15,245	718,802
Coherent, Inc.*	2,067	387,356
Keysight Technologies, Inc.*	7,012	367,358
PerkinElmer, Inc.	6,990	529,283
Sensata Technologies Holding PLC*	23,677	1,227,179

		3,229,978

Engineering & Construction — 0.2%
Hudson Ltd., Class A*	8,633	137,351

Entertainment — 0.9%
Vail Resorts, Inc.	2,768	613,666

Healthcare Products — 6.2%
ABIOMED, Inc.*	4,885	1,421,486
ICU Medical, Inc.*	2,383	601,469
IDEXX Laboratories, Inc.*	2,583	494,360
Nevro Corp.*	10,225	886,201
The Cooper Cos., Inc.	2,013	460,595
West Pharmaceutical Services, Inc.	5,209	459,903

		4,324,014

Healthcare Services — 0.8%
Acadia Healthcare Co., Inc.*	13,887	544,093

Home Builders — 0.8%
M/I Homes, Inc.*	16,373	521,480

Household Products & Wares — 1.3%
Avery Dennison Corp.	8,802	935,212

Insurance — 0.4%
Trupanion, Inc.*	8,414	251,494

Internet — 3.3%
GoDaddy, Inc., Class A*	18,476	1,134,796
IAC/InterActive Corp.*	5,487	858,057
Wix.com Ltd.*	3,479	276,754

		2,269,607

Lodging — 1.0%
Choice Hotels International, Inc.	8,819	706,843

Machinery - Diversified — 7.5%
Cognex Corp.	8,632	448,778
Graco, Inc.	9,006	411,754
IDEX Corp.	6,187	881,710
The Gorman-Rupp Co.	13,812	404,001
The Middleby Corp.*	11,490	1,422,347
Welbilt, Inc.*	16,916	329,016
Xylem, Inc.	16,659	1,281,410

		5,179,016

Miscellaneous Manufacturing — 1.7%
John Bean Technologies Corp.	10,489	1,189,453

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 3.0%
Diamondback Energy, Inc.*	8,664	$1,096,169
RSP Permian, Inc.*	21,640	1,014,483

		2,110,652

Pharmaceuticals — 6.2%
ACADIA Pharmaceuticals, Inc.*	16,668	374,530
Agios Pharmaceuticals, Inc.*	8,750	715,575
Alkermes PLC*	16,549	959,180
Neogen Corp.*	6,724	450,441
Neurocrine Biosciences, Inc.*	8,996	746,038
PRA Health Sciences, Inc.*	5,293	439,107
Sarepta Therapeutics, Inc.*	3,430	254,129
TESARO, Inc.*	6,390	365,125

		4,304,125

Retail — 8.9%
Burlington Stores, Inc.*	7,650	1,018,598
Domino’s Pizza, Inc.	1,208	282,140
Dunkin’ Brands Group, Inc.	26,300	1,569,847
Five Below, Inc.*	12,523	918,437
PVH Corp.	6,413	971,121
Shake Shack, Inc., Class A*	9,353	389,365
Wingstop, Inc.	21,204	1,001,465

		6,150,973

Semiconductors — 3.3%
Advanced Micro Devices, Inc.*	25,154	252,798
Marvell Technology Group Ltd.	44,482	934,122
MKS Instruments, Inc.	5,996	693,437
Xilinx, Inc.	5,217	376,876

		2,257,233

Software — 12.8%
athenahealth, Inc.*	3,599	514,765
Black Knight Inc.*	26,672	1,256,251
Broadridge Financial Solutions, Inc.	3,717	407,718
InterXion Holding N.V.*	18,719	1,162,637
MSCI, Inc.	6,963	1,040,760
Proofpoint, Inc.*	7,172	815,098
PTC, Inc.*	12,287	958,509
Splunk, Inc.*	9,365	921,422
Take-Two Interactive Software, Inc.*	4,075	398,453
The Ultimate Software Group, Inc.*	3,861	940,926
Tyler Technologies, Inc.*	2,242	472,972

		8,889,511

Transportation — 1.1%
Old Dominion Freight Line, Inc.	5,021	737,936

TOTAL COMMON STOCKS (Cost $56,216,220)		65,960,814

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Diversified — 0.8%
SBA Communications Corp.* (Cost $323,928)	3,130	534,980

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,219,763)	2,219,763	$2,219,763

TOTAL INVESTMENTS — 99.3% (Cost $58,759,911)		$68,715,557

Other Assets & Liabilities — 0.7%		502,551

TOTAL NET ASSETS — 100.0%		$69,218,108

†	See Security Valuation Note.
*	Non-income producing security.

PLC — Public Limited Company.

90

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 03/31/2018 ††
United States	92%
Bermuda	2
Netherlands	2
Bangladesh	1
Ireland	1
Israel	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$65,960,814	$65,960,814	$—	$—
REAL ESTATE INVESTMENT TRUSTS	534,980	534,980
SHORT-TERM INVESTMENTS	2,219,763	2,219,763	—	—

TOTAL INVESTMENTS	$68,715,557	$68,715,557	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.3%
Airlines — 2.6%
Alaska Air Group, Inc.	10,030	$621,459
Hawaiian Holdings, Inc.	16,380	633,906
SkyWest, Inc.	23,420	1,274,048

		2,529,413

Apparel — 2.1%
Crocs, Inc.*	67,920	1,103,700
Deckers Outdoor Corp.*	10,470	942,614

		2,046,314

Auto Manufacturers — 1.1%
Oshkosh Corp.	13,470	1,040,827

Auto Parts & Equipment — 3.3%
Cooper-Standard Holdings, Inc.*	10,653	1,308,295
Dana, Inc.	26,400	680,064
Lear Corp.	3,653	679,787
Tenneco, Inc.	9,370	514,132

		3,182,278

Banks — 12.2%
Associated Banc-Corp.	46,940	1,166,459
BankUnited, Inc.	29,540	1,181,009
Comerica, Inc.	14,525	1,393,383
Fulton Financial Corp.	53,370	947,318
Huntington Bancshares, Inc.	76,530	1,155,603
Synovus Financial Corp.	20,950	1,046,243
Texas Capital Bancshares, Inc.*	11,710	1,052,729
Umpqua Holdings Corp.	52,360	1,121,028
Webster Financial Corp.	21,348	1,182,679
Zions Bancorporation	31,660	1,669,432

		11,915,883

Beverages — 1.0%
Cott Corp.	64,161	944,450

Chemicals — 0.8%
Ingevity Corp.*	4,829	355,849
Orion Engineered Carbons SA	14,640	396,744

		752,593

Commercial Services — 4.1%
ABM Industries, Inc.	8,820	295,294
Booz Allen Hamilton Holding Corp.	34,865	1,349,973
Quanta Services, Inc.*	34,641	1,189,918
Sotheby’s*	23,795	1,220,921

		4,056,106

Computers — 3.3%
Genpact Ltd.	35,440	1,133,726
NCR Corp.*	37,906	1,194,797
VeriFone Systems, Inc.*	59,710	918,340

		3,246,863

Diversified Financial Services — 0.8%
OneMain Holdings, Inc.*	24,640	737,722

Electric — 3.3%
Alliant Energy Corp.	22,744	929,320
Black Hills Corp.	10,848	589,046

	Number of Shares	Value†

Electric — (continued)
PNM Resources, Inc.	22,690	$867,893
Portland General Electric Co.	21,080	853,951

		3,240,210

Electrical Components & Equipment — 1.2%
EnerSys	17,557	1,217,929

Electronics — 1.7%
Avnet, Inc.	26,330	1,099,541
Sanmina Corp.*	22,270	582,360

		1,681,901

Engineering & Construction — 2.8%
AECOM*	28,634	1,020,229
Granite Construction, Inc.	14,630	817,232
Tutor Perini Corp.*	41,720	919,926

		2,757,387

Food — 1.4%
Ingredion, Inc.	5,350	689,722
Nomad Foods Ltd.*	42,360	666,746

		1,356,468

Gas — 0.5%
Southwest Gas Holdings, Inc.	6,880	465,294

Hand & Machine Tools — 1.2%
Regal Beloit Corp.	16,270	1,193,404

Healthcare Services — 4.4%
ICON PLC*	11,220	1,325,531
LifePoint Health, Inc.*	19,880	934,360
Molina Healthcare, Inc.*	12,940	1,050,469
WellCare Health Plans, Inc.*	5,017	971,442

		4,281,802

Home Builders — 1.1%
Lennar Corp., Class A	18,987	1,119,094

Insurance — 9.7%
American Financial Group, Inc.	13,164	1,477,264
Essent Group Ltd.*	21,884	931,383
Everest Re Group Ltd.	3,960	1,017,007
First American Financial Corp.	14,710	863,183
Old Republic International Corp.	51,220	1,098,669
Reinsurance Group of America, Inc.	11,450	1,763,300
Selective Insurance Group, Inc.	15,490	940,243
The Hanover Insurance Group, Inc.	6,130	722,666
Validus Holdings Ltd.	9,770	658,986

		9,472,701

Internet — 1.2%
CDW Corp.	16,780	1,179,802

Machinery - Construction & Mining — 0.8%
Terex Corp.	20,140	753,437

Machinery - Diversified — 0.7%
SPX FLOW, Inc.*	13,860	681,773

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — 1.1%
Houghton Mifflin Harcourt Co.*	64,230	$446,399
Scholastic Corp.	17,080	663,387

		1,109,786

Mining — 1.4%
Alcoa Corp.*	29,890	1,343,854

Miscellaneous Manufacturing — 1.2%
Trinseo SA	16,030	1,187,021

Office Furnishings — 1.2%
Steelcase, Inc., Class A	84,382	1,147,595

Oil & Gas — 3.0%
Oasis Petroleum, Inc.*	104,640	847,584
QEP Resources, Inc.*	121,900	1,193,401
SM Energy Co.	48,500	874,455

		2,915,440

Oil & Gas Services — 5.4%
Helix Energy Solutions Group, Inc.*	48,720	282,089
HollyFrontier Corp.	21,760	1,063,193
MRC Global, Inc.*	55,190	907,324
Oil States International, Inc.*	38,700	1,013,940
RPC, Inc.	58,420	1,053,313
SRC Energy, Inc.*	102,610	967,612

		5,287,471

Packaging and Containers — 1.2%
Graphic Packaging Holding Co.	79,140	1,214,799

Retail — 5.0%
Bloomin’ Brands, Inc.	54,910	1,333,215
Brinker International, Inc.	16,955	612,076
Burlington Stores, Inc.*	5,395	718,344
Caleres, Inc.	18,498	621,533
Signet Jewelers Ltd.	20,010	770,785
The Michaels Cos, Inc.*	43,210	851,669

		4,907,622

Savings & Loans — 0.7%
Sterling Bancorp	29,490	665,000

Semiconductors — 2.5%
Cypress Semiconductor Corp.	64,230	1,089,341
Mellanox Technologies Ltd.*	11,930	869,101
Qorvo, Inc.*	7,234	509,635

		2,468,077

Software — 1.4%
Verint Systems, Inc.*	31,935	1,360,431

Telecommunications — 3.7%
Amdocs Ltd.	15,345	1,023,818
Anixter International, Inc.*	16,890	1,279,418
Finisar Corp.*	41,100	649,791
Infinera Corp.*	65,450	710,787

		3,663,814

	Number of Shares	Value†

Transportation — 3.2%
Atlas Air Worldwide Holdings, Inc.*	16,430	$993,193
Ryder System, Inc.	13,410	976,114
Werner Enterprises, Inc.	30,930	1,128,945

		3,098,252

TOTAL COMMON STOCKS (Cost $77,124,769)		90,222,813

REAL ESTATE INVESTMENT TRUSTS — 5.3%
Apartments — 1.8%
American Campus Communities, Inc.	23,060	890,577
Education Realty Trust, Inc.	24,730	809,908

		1,700,485

Diversified — 0.9%
STAG lndustrial, Inc.	36,780	879,777

Industrial — 1.0%
Gramercy Property Trust	45,342	985,282

Manufactured Homes — 0.8%
Sun Communities, Inc.	8,360	763,853

Office Property — 0.8%
Empire State Realty Trust, Inc., Class A	47,913	804,459

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,757,792)		5,133,856

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,634,334)	2,634,334	2,634,334

TOTAL INVESTMENTS — 100.3% (Cost $85,516,895)		$97,991,003

Other Assets & Liabilities — (0.3)%		(278,734)

TOTAL NET ASSETS — 100.0%		$97,712,269

†	See Security Valuation Note.
*	Non-income producing security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 03/31/2018 ††
United States	94%
Bermuda	2
Canada	1
Ireland	1
Israel	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$90,222,813	$90,222,813	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,133,856	5,133,856	—	—
SHORT-TERM INVESTMENTS	2,634,334	2,634,334	—	—

TOTAL INVESTMENTS	$97,991,003	$97,991,003	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.1%
Advertising — 0.5%
Yext, Inc.*	37,298	$471,820

Aerospace & Defense — 2.4%
HEICO Corp., Class A	34,386	2,439,687

Apparel — 0.8%
Carter’s, Inc.	7,850	817,185

Auto Parts & Equipment — 0.7%
Visteon Corp.*	6,129	675,661

Banks — 1.9%
Kearny Financial Corp.	47,574	618,462
SVB Financial Group*	2,303	552,743
Texas Capital Bancshares, Inc.*	8,368	752,283

		1,923,488

Biotechnology — 3.4%
AnaptysBio, Inc.*	4,707	489,905
Biohaven Pharmaceutical Holding Co., Ltd.*	13,298	342,556
Insmed, Inc.*	20,190	454,679
Ligand Pharmaceuticals, Inc.*	4,715	778,729
NeoGenomics, Inc.*	74,063	604,354
Puma Biotechnology, Inc.*	7,703	524,189
WaVe Life Sciences Ltd.*	6,929	277,853

		3,472,265

Building Materials — 0.8%
Summit Materials, Inc., Class A*	29,017	878,635

Chemicals — 3.4%
CSW Industrials, Inc.*	23,710	1,068,135
H.B. Fuller Co.	17,455	868,037
Sensient Technologies Corp.	22,458	1,585,086

		3,521,258

Commercial Services — 9.9%
CoStar Group, Inc.*	2,591	939,704
Euronet Worldwide, Inc.*	19,583	1,545,490
Gartner, Inc.*	5,627	661,848
Healthcare Services Group, Inc.	12,212	530,978
HealthEquity, Inc.*	11,758	711,829
K12, Inc.*	29,498	418,281
LendingTree, Inc.*	1,211	397,390
MarketAxess Holdings, Inc.	4,372	950,648
MAXIMUS, Inc.	10,103	674,274
ServiceMaster Global Holdings, Inc.*	43,520	2,212,992
Square, Inc., Class A*	0	0
WEX, Inc.*	7,347	1,150,687

		10,194,121

Computers — 1.4%
Jack Henry & Associates, Inc.	9,060	1,095,807
Kornit Digital Ltd.*	28,217	363,999

		1,459,806

Diversified Financial Services — 3.5%
Financial Engines, Inc.	28,372	993,020
LPL Financial Holdings, Inc.	26,701	1,630,630

	Number of Shares	Value†

Diversified Financial Services — (continued)
SLM Corp.*	60,639	$679,763
WisdomTree Investments, Inc.	38,160	349,927

		3,653,340

Electrical Components & Equipment — 2.4%
Belden, Inc.	23,770	1,638,704
EnerSys	11,813	819,468

		2,458,172

Electronics — 2.8%
CTS Corp.	33,276	905,107
National Instruments Corp.	14,557	736,148
OSI Systems, Inc.*	9,022	588,866
Sensata Technologies Holding PLC*	12,711	658,811

		2,888,932

Entertainment — 2.4%
AMC Entertainment Holdings, Inc., Class A	44,054	618,959
Cedar Fair LP	19,532	1,247,704
Manchester United PLC, Class A	32,130	616,896

		2,483,559

Environmental Control — 0.4%
Clean Harbors, Inc.*	7,905	385,843

Food — 0.6%
Hostess Brands, Inc.*	42,485	628,353

Forest Products & Paper — 0.7%
Neenah, Inc.	8,829	692,194

Hand & Machine Tools — 1.4%
Kennametal, Inc.	20,360	817,657
Milacron Holdings Corp.*	29,307	590,243

		1,407,900

Healthcare Products — 7.8%
AngioDynamics, Inc.*	45,750	789,187
Bio-Techne Corp.	8,013	1,210,284
Glaukos Corp.*	17,212	530,646
Globus Medical, Inc., Class A*	16,743	834,136
ICU Medical, Inc.*	3,532	891,477
Merit Medical Systems, Inc.*	11,879	538,713
Natus Medical, Inc.*	18,703	629,356
Nevro Corp.*	9,202	797,537
STERIS PLC	19,602	1,830,043

		8,051,379

Healthcare Services — 2.2%
Catalent, Inc.*	44,448	1,825,035
U.S. Physical Therapy, Inc.	5,171	420,402

		2,245,437

Hotels & Resorts — 0.5%
Playa Hotels & Resorts N.V.*	48,349	494,127

Household Products & Wares — 0.8%
Ontex Group N.V.	30,563	816,630

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
The Scotts Miracle-Gro Co.	0	$0

		816,630

Insurance — 0.9%
RLI Corp.	14,112	894,560

Internet — 3.0%
ChannelAdvisor Corp.*	27,144	247,010
MakeMyTrip Ltd.*	19,157	664,748
The Trade Desk, Inc., Class A*	11,358	563,584
Zendesk, Inc.*	15,295	732,172
Zillow Group, Inc., Class A*	16,070	867,780

		3,075,294

Leisure Time — 0.0%
Norwegian Cruise Line Holdings Ltd.*	0	0

Machinery - Diversified — 1.5%
Nordson Corp.	6,471	882,256
Wabtec Corp.	8,414	684,900

		1,567,156

Metal Fabricate/Hardware — 1.5%
Rexnord Corp.*	50,782	1,507,210

Miscellaneous Manufacturing — 3.6%
Hillenbrand, Inc.	26,509	1,216,763
ITT, Inc.	17,574	860,775
Proto Labs, Inc.*	5,659	665,215
Standex International Corp.	10,236	976,003

		3,718,756

Pharmaceuticals — 7.8%
ACADIA Pharmaceuticals, Inc.*	19,663	441,828
Amicus Therapeutics, Inc.*	31,480	473,459
Avexis, Inc.*	4,565	564,143
DBV Technologies SA ADR*	16,851	388,753
Diplomat Pharmacy, Inc.*	19,795	398,869
Eagle Pharmaceuticals, Inc.*	12,880	678,647
Enanta Pharmaceuticals, Inc.*	3,865	312,717
FibroGen, Inc.*	10,345	477,939
GW Pharmaceuticals PLC ADR*	4,370	492,368
Heron Therapeutics, Inc.*	26,886	742,054
Heska Corp.*	5,169	408,713
Ironwood Pharmaceuticals, Inc.*	41,173	635,299
Jazz Pharmaceuticals PLC*	0	0
Knight Therapeutics, Inc.*	66,568	400,436
Neurocrine Biosciences, Inc.*	9,227	765,195
Prestige Brands Holdings, Inc.*	23,881	805,267

		7,985,687

Publishing / Newspapers — 1.2%
Cimpress N.V.*	7,949	1,229,710

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	4,270	745,713

Retail — 4.2%
Biglari Holdings, Inc.*	2,378	971,199

	Number of Shares	Value†

Retail — (continued)
Casey’s General Stores, Inc.	4,588	$503,625
Dunkin’ Brands Group, Inc.	11,852	707,446
Sally Beauty Holdings, Inc.*	50,189	825,609
Texas Roadhouse, Inc.	12,600	728,028
Williams-Sonoma, Inc.	11,422	602,624

		4,338,531

Semiconductors — 2.9%
ON Semiconductor Corp.*	96,422	2,358,482
Xperi Corp.	28,596	604,805

		2,963,287

Software — 15.1%
ACI Worldwide, Inc.*	20,126	477,389
athenahealth, Inc.*	6,714	960,303
Blackbaud, Inc.	20,152	2,051,675
Broadridge Financial Solutions, Inc.	22,841	2,505,429
Cadence Design Systems, Inc.*	38,241	1,406,122
Callidus Software, Inc.*	14,680	527,746
Cision Ltd.*	72,494	838,756
Envestnet, Inc.*	21,272	1,218,886
Guidewire Software, Inc.*	9,005	727,874
Instructure, Inc.*	15,416	649,784
RealPage, Inc.*	17,595	906,142
SS&C Technologies Holdings, Inc.	44,731	2,399,371
The Descartes Systems Group, Inc.*	31,248	893,043

		15,562,520

Telecommunications — 2.8%
Arista Networks, Inc.*	0	0
Nice Ltd. ADR*	26,186	2,459,651
Switch, Inc., Class A	28,664	456,044

		2,915,695

Transportation — 1.2%
Landstar System, Inc.	4,055	444,631
Old Dominion Freight Line, Inc.	5,571	818,770

		1,263,401

TOTAL COMMON STOCKS (Cost $70,245,718)		99,827,312

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Diversified — 0.8%
Lamar Advertising Co., Class A (Cost $709,142)	12,840	817,394

RIGHTS — 0.1%
Pharmaceuticals — 0.1%
Dyax Corp. CVR*~ (Cost $0)	36,639	122,374
SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,118,290)	2,118,290	2,118,290

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP GROWTH FUND

TOTAL INVESTMENTS — 100.1% (Cost $73,073,150)	$102,885,370

Other Assets & Liabilities — (0.1)%	(134,741)

TOTAL NET ASSETS — 100.0%	$102,750,629

~	Fair valued security. The total market value of fair valued securities at March 31, 2018 is $122,374.
†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

CVR — Contingent Valued Rights.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 03/31/2018 ††
United States	89%
Israel	3
United Kingdom	3
Netherlands	2
Belgium	1
Canada	1
India	1

Total	100%

††	% of total investments as of March 31, 2018

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$471,820	$471,820	$—	$—
Aerospace & Defense	2,439,687	2,439,687	—	—
Apparel	817,185	817,185	—	—
Auto Parts & Equipment	675,661	675,661	—	—
Banks	1,923,488	1,923,488	—	—
Biotechnology	3,472,265	3,472,265	—	—
Building Materials	878,635	878,635	—	—
Chemicals	3,521,258	3,521,258	—	—
Commercial Services	10,194,121	10,194,121	—	—
Computers	1,459,806	1,459,806	—	—
Diversified Financial Services	3,653,340	3,653,340	—	—
Electrical Components & Equipment	2,458,172	2,458,172	—	—
Electronics	2,888,932	2,888,932	—	—
Entertainment	2,483,559	2,483,559	—	—
Environmental Control	385,843	385,843	—	—
Food	628,353	628,353	—	—
Forest Products & Paper	692,194	692,194	—	—
Hand & Machine Tools	1,407,900	1,407,900	—	—
Healthcare Products	8,051,379	8,051,379	—	—
Healthcare Services	2,245,437	2,245,437	—	—
Hotels & Resorts	494,127	494,127	—	—
Household Products & Wares	816,630	—	816,630	—
Insurance	894,560	894,560	—	—
Internet	3,075,294	3,075,294	—	—
Leisure Time	—	—	—	—
Machinery - Diversified	1,567,156	1,567,156	—	—
Metal Fabricate/ Hardware	1,507,210	1,507,210	—	—
Miscellaneous Manufacturing	3,718,756	3,718,756	—	—
Pharmaceuticals	7,985,687	7,985,687	—	—
Publishing / Newspapers	1,229,710	1,229,710	—	—
Real Estate	745,713	745,713	—	—
Retail	4,338,531	4,338,531	—	—
Semiconductors	2,963,287	2,963,287	—	—
Software	15,562,520	15,562,520	—	—
Telecommunications	2,915,695	2,915,695	—	—
Transportation	1,263,401	1,263,401	—	—

TOTAL COMMON STOCKS	99,827,312	99,010,682	816,630	—

REAL ESTATE INVESTMENT TRUSTS	817,394	817,394	—	—
RIGHTS	122,374	—	122,374	—
SHORT-TERM INVESTMENTS	2,118,290	2,118,290	—	—

TOTAL INVESTMENTS	$102,885,370	$101,946,366	$939,004	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,011,200 was transferred from Level 1 into Level 2 at 3/31/18 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 89.6%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	8,492	$1,147,014
Kaman Corp.	15,420	957,890
KLX, Inc.*	31,495	2,238,035
Moog, Inc., Class A*	19,538	1,610,127

		5,953,066

Airlines — 0.6%
SkyWest, Inc.	28,431	1,546,646

Apparel — 0.6%
Columbia Sportswear Co.	6,728	514,221
G-III Apparel Group Ltd.*	13,851	521,906
Wolverine World Wide, Inc.	16,645	481,040

		1,517,167

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing Holdings, Inc.*	52,582	800,298
Dana, Inc.	39,884	1,027,412
Standard Motor Products, Inc.	6,790	323,000

		2,150,710

Banks — 18.9%
Ameris Bancorp	23,563	1,246,483
BancorpSouth Bank	36,499	1,160,668
Banner Corp.	33,359	1,851,091
Boston Private Financial Holdings, Inc.	59,355	893,293
Bryn Mawr Bank Corp.	12,547	551,441
CenterState Bank Corp.	57,121	1,515,420
Chemical Financial Corp.	18,823	1,029,242
CoBiz Financial, Inc.	46,052	902,619
Columbia Banking System, Inc.	48,532	2,035,917
Community Bank System, Inc.	25,760	1,379,706
ConnectOne Bancorp, Inc.	34,586	996,077
CVB Financial Corp.	83,480	1,889,987
First Financial Bankshares, Inc.	34,930	1,617,259
First Merchants Corp.	37,930	1,581,681
First Midwest Bancorp, Inc.	47,939	1,178,820
Glacier Bancorp, Inc.	44,827	1,720,460
Great Western Bancorp, Inc.	49,691	2,001,057
Guaranty Bancorp	22,273	631,440
Heritage Financial Corp.	23,755	726,903
Home BancShares, Inc.	51,439	1,173,324
Independent Bank Corp.	22,535	1,612,379
Independent Bank Group, Inc.	23,500	1,661,450
Lakeland Financial Corp.	24,638	1,139,015
LegacyTexas Financial Group, Inc.	51,163	2,190,800
MB Financial, Inc.	46,657	1,888,675
National Commerce Corp.*	10,855	472,735
Pinnacle Financial Partners, Inc.	31,626	2,030,389
Prosperity Bancshares, Inc.	12,700	922,401
Renasant Corp.	41,702	1,774,837
Sandy Spring Bancorp, Inc.	16,020	620,935
South State Corp.	21,811	1,860,478
State Bank Financial Corp.	30,271	908,433
Texas Capital Bancshares, Inc.*	23,885	2,147,261
The First of Long Island Corp.	17,326	475,599
Towne Bank	22,319	638,323

	Number of Shares	Value†

Banks — (continued)
TriCo Bancshares	17,025	$633,670
Union Bankshares Corp.	13,453	493,860
Webster Financial Corp.	9,130	505,802

		48,059,930

Biotechnology — 0.6%
Emergent BioSolutions, Inc.*	15,945	839,504
Myriad Genetics, Inc.*	19,419	573,832

		1,413,336

Building Materials — 0.8%
Eagle Materials, Inc.	6,157	634,479
Patrick Industries, Inc.*	8,057	498,325
Summit Materials, Inc., Class A*	12,794	387,402
US Concrete, Inc.*	6,707	405,103

		1,925,309

Chemicals — 1.9%
GCP Applied Technologies, Inc.*	15,429	448,212
Kraton Corp.*	3,663	174,762
Olin Corp.	43,216	1,313,334
Quaker Chemical Corp.	5,886	871,893
Tronox Ltd., Class A	22,518	415,232
Univar, Inc.*	51,833	1,438,366
Venator Materials PLC*	11,302	204,453

		4,866,252

Commercial Services — 3.4%
Aaron’s, Inc.	28,230	1,315,518
ABM Industries, Inc.	43,280	1,449,014
Adtalem Global Education, Inc.*	9,834	467,607
AMN Healthcare Services, Inc.*	16,066	911,746
ASGN, Inc.*	12,606	1,032,179
Hertz Global Holdings, Inc.*	2,611	51,828
HMS Holdings Corp.*	40,358	679,629
James River Group Holdings Ltd.	27,720	983,228
Live Nation Entertainment, Inc.*	43,962	1,852,559

		8,743,308

Computers — 2.0%
CACI International, Inc., Class A*	12,183	1,843,897
Convergys Corp.	37,812	855,307
Mercury Systems, Inc.*	19,839	958,621
NetScout Systems, Inc.*	50,462	1,329,674

		4,987,499

Distribution & Wholesale — 1.3%
Beacon Roofing Supply, Inc.*	43,572	2,312,366
H&E Equipment Services, Inc.	24,289	934,884

		3,247,250

Diversified Financial Services — 2.0%
BrightSphere Investment Group PLC	60,019	945,899
Granite Point Mortgage Trust, Inc.	73,497	1,215,640
Houlihan Lokey, Inc.	5,283	235,622
Stifel Financial Corp.	32,412	1,919,763
Virtu Financial, Inc., Class A	19,987	659,571

		4,976,495

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — 3.1%
ALLETE, Inc.	18,657	$1,347,968
IDACORP, Inc.	26,596	2,347,629
PNM Resources, Inc.	49,587	1,896,703
Portland General Electric Co.	55,713	2,256,934

		7,849,234

Electronics — 1.7%
CTS Corp.	35,407	963,070
II-VI, Inc.*	26,684	1,091,376
Tech Data Corp.*	14,202	1,209,016
Watts Water Technologies, Inc., Class A	14,084	1,094,327

		4,357,789

Engineering & Construction — 1.6%
EMCOR Group, Inc.	14,098	1,098,657
Granite Construction, Inc.	12,784	714,114
Hudson Ltd., Class A*	38,261	608,733
TopBuild Corp.*	22,895	1,751,925

		4,173,429

Entertainment — 1.3%
Eldorado Resorts, Inc.*	34,737	1,146,321
Marriott Vacations Worldwide Corp.	10,016	1,334,131
Red Rock Resorts, Inc., Class A	28,291	828,361

		3,308,813

Environmental Control — 0.5%
Advanced Disposal Services, Inc.*	28,809	641,864
U.S. Ecology, Inc.	12,813	682,933

		1,324,797

Food — 1.2%
Hostess Brands, Inc.*	83,702	1,237,953
Simply Good Foods Co.*	98,654	1,354,519
United Natural Foods, Inc.*	8,998	386,374

		2,978,846

Gas — 1.7%
Chesapeake Utilities Corp.	8,161	574,126
New Jersey Resources Corp.	49,984	2,004,358
South Jersey Industries, Inc.	62,072	1,747,948

		4,326,432

Healthcare Products — 2.3%
CONMED Corp.	20,449	1,295,035
Halyard Health, Inc.*	33,732	1,554,371
ICU Medical, Inc.*	1,576	397,782
Integra LifeSciences Holdings Corp.*	21,155	1,170,718
Quidel Corp.*	19,594	1,015,165
Wright Medical Group N.V.*	25,546	506,833

		5,939,904

Healthcare Services — 0.8%
Acadia Healthcare Co., Inc.*	23,637	926,098
Almost Family, Inc.*	4,601	257,656
Envision Healthcare Corp.*	11,515	442,521
Syneos Health, Inc.*	11,876	421,598

		2,047,873

	Number of Shares	Value†

Home Builders — 1.2%
Foundation Building Materials, Inc.*	41,290	$615,634
KB Home	9,043	257,273
Meritage Homes Corp.*	11,010	498,203
Taylor Morrison Home Corp., Class A*	46,741	1,088,131
William Lyon Homes, Class A*	8,243	226,600
Winnebago Industries, Inc.	12,949	486,882

		3,172,723

Insurance — 4.9%
AMERISAFE, Inc.	12,855	710,239
CNO Financial Group, Inc.	94,777	2,053,818
Enstar Group Ltd.*	5,314	1,117,269
Kinsale Capital Group, Inc.	21,924	1,125,359
MGIC Investment Corp.*	174,083	2,263,079
Primerica, Inc.	12,919	1,247,975
ProAssurance Corp.	19,788	960,707
RLI Corp.	18,570	1,177,152
Selective Insurance Group, Inc.	31,347	1,902,763

		12,558,361

Internet — 0.6%
Chegg, Inc.*	44,718	923,874
Imperva, Inc.*	14,062	608,884

		1,532,758

Investment Companies — 0.1%
Golub Capital BDC, Inc.	14,722	263,377

Iron & Steel — 1.3%
Allegheny Technologies, Inc.*	28,310	670,381
Carpenter Technology Corp.	31,855	1,405,442
Cleveland-Cliffs, Inc.*	20,166	140,154
Commercial Metals Co.	49,347	1,009,640
Ryerson Holding Corp.*	22,081	179,960

		3,405,577

Lodging — 2.0%
Boyd Gaming Corp.	20,462	651,919
Extended Stay America, Inc.	47,645	941,942
Hilton Grand Vacations, Inc.*	64,175	2,760,808
ILG, Inc.	25,171	783,070

		5,137,739

Machinery - Construction & Mining — 0.3%
Terex Corp.	20,270	758,301

Machinery - Diversified — 0.7%
Cactus, Inc., Class A*	35,400	953,322
Tennant Co.	12,107	819,644

		1,772,966

Media — 0.5%
Gray Television, Inc.*	31,252	396,900
Nexstar Media Group, Inc., Class A	11,563	768,940

		1,165,840

Metal Fabricate/Hardware — 2.4%
CIRCOR International, Inc.	23,874	1,018,465
Mueller Water Products, Inc., Class A	84,061	913,743

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — (continued)
RBC Bearings, Inc.*	6,911	$858,346
Rexnord Corp.*	73,279	2,174,921
TriMas Corp.*	44,137	1,158,596

		6,124,071

Mining — 0.4%
Century Aluminum Co.*	12,778	211,348
Kaiser Aluminum Corp.	6,835	689,652

		901,000

Miscellaneous Manufacturing — 1.3%
Federal Signal Corp.	58,969	1,298,497
ITT, Inc.	26,930	1,319,031
Trinseo SA	8,234	609,728

		3,227,256

Oil & Gas — 4.6%
Callon Petroleum Co.*	163,211	2,160,914
Centennial Resource Development, Inc., Class A*	58,992	1,082,503
Delek US Holdings, Inc.	30,514	1,241,920
Matador Resources Co.*	23,761	710,691
PDC Energy, Inc.*	32,420	1,589,553
RSP Permian, Inc.*	62,699	2,939,329
WPX Energy, Inc.*	130,761	1,932,647

		11,657,557

Oil & Gas Services — 1.1%
C&J Energy Services, Inc.*	39,745	1,026,216
NCS Multistage Holdings, Inc.*	19,854	297,810
SRC Energy, Inc.*	166,630	1,571,321

		2,895,347

Packaging and Containers — 0.6%
Berry Global Group, Inc.*	27,521	1,508,426

Pharmaceuticals — 0.3%
Impax Laboratories, Inc.*	32,076	623,878
Prestige Brands Holdings, Inc.*	4,838	163,138

		787,016

Real Estate — 0.5%
Kennedy-Wilson Holdings, Inc.	72,626	1,263,692

Retail — 2.9%
Abercrombie & Fitch Co., Class A	19,094	462,266
American Eagle Outfitters, Inc.	16,646	331,755
Burlington Stores, Inc.*	17,243	2,295,906
Del Taco Restaurants, Inc.*	42,436	439,637
J.C. Penney Co., Inc.*	28,921	87,341
Lithia Motors, Inc., Class A	14,793	1,486,992
National Vision Holdings, Inc.*	2,162	69,854
The Children’s Place, Inc.	8,328	1,126,362
Urban Outfitters, Inc.*	21,947	811,161
Zumiez, Inc.*	5,679	135,728

		7,247,002

Savings & Loans — 2.4%
Brookline Bancorp, Inc.	50,323	815,233

	Number of Shares	Value†

Savings & Loans — (continued)
Flushing Financial Corp.	28,029	$755,662
OceanFirst Financial Corp.	37,617	1,006,255
Provident Financial Services, Inc.	39,622	1,013,927
Washington Federal, Inc.	44,772	1,549,111
WSFS Financial Corp.	19,156	917,572

		6,057,760

Semiconductors — 2.2%
Cree, Inc.*	43,788	1,765,094
Entegris, Inc.	44,870	1,561,476
Lattice Semiconductor Corp.*	126,900	706,833
Nanometrics, Inc.*	15,919	428,221
Semtech Corp.*	28,557	1,115,151

		5,576,775

Software — 3.8%
Acxiom Corp.*	20,136	457,289
Allscripts Healthcare Solutions, Inc.*	122,977	1,518,766
Bottomline Technologies, Inc.*	18,217	705,909
CommVault Systems, Inc.*	26,587	1,520,776
Cornerstone OnDemand, Inc.*	27,085	1,059,294
Monotype Imaging Holdings, Inc.	32,401	727,403
SYNNEX Corp.	13,618	1,612,371
Verint Systems, Inc.*	47,492	2,023,159

		9,624,967

Storage & Warehousing — 0.3%
Mobile Mini, Inc.	20,239	880,396

Telecommunications — 1.7%
Anixter International, Inc.*	19,135	1,449,476
Extreme Networks, Inc.*	58,457	647,119
Knowles Corp.*	40,659	511,897
Viavi Solutions, Inc.*	177,387	1,724,202

		4,332,694

Transportation — 4.1%
Air Transport Services Group, Inc.*	65,919	1,537,231
Echo Global Logistics, Inc.*	12,757	352,093
Golar LNG Ltd.	70,404	1,926,254
Knight-Swift Transportation Holdings, Inc.	39,096	1,798,807
Marten Transport Ltd.	46,714	1,065,079
Saia, Inc.*	17,592	1,322,039
XPO Logistics, Inc.*	24,753	2,520,103

		10,521,606

TOTAL COMMON STOCKS (Cost $183,044,459)		228,067,292

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Building & Real Estate — 1.2%
Blackstone Mortgage Trust, Inc., Class A	53,995	1,696,523
PennyMac Mortgage Investment Trust	72,725	1,311,232

		3,007,755

Diversified — 0.4%
PS Business Parks, Inc.	8,254	933,032

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — 0.6%
National Health Investors, Inc.	24,475	$1,646,923

Hotels & Resorts — 2.6%
Chesapeake Lodging Trust	89,228	2,481,430
Pebblebrook Hotel Trust	91,420	3,140,277
RLJ Lodging Trust	45,397	882,518

		6,504,225

Industrial — 0.7%
CyrusOne, Inc.	36,404	1,864,249

Office Property — 1.1%
Columbia Property Trust, Inc.	90,602	1,853,717
Hudson Pacific Properties, Inc.	32,009	1,041,253

		2,894,970

Real Estate Investment Trusts — 0.2%
Two Harbors Investment Corp.	35,803	550,292

Storage & Warehousing — 0.9%
Life Storage, Inc.	27,213	2,272,830

Strip Centers — 0.8%
Acadia Realty Trust	80,474	1,979,660

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,651,091)		21,653,936

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Value ETF (Cost $1,162,445)	8,995	1,096,311

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,139,336)	2,139,336	2,139,336

TOTAL INVESTMENTS — 99.4% (Cost $206,997,331)		$252,956,875

Other Assets & Liabilities — 0.6%		1,550,463

TOTAL NET ASSETS — 100.0%		$254,507,338

†	See Security Valuation Note.
*	Non-income producing security.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$228,067,292	$228,067,292	$—	$—
REAL ESTATE INVESTMENT TRUSTS	21,653,936	21,653,936	—	—
EXCHANGE TRADED FUNDS	1,096,311	1,096,311	—	—
SHORT-TERM INVESTMENTS	2,139,336	2,139,336	—	—

TOTAL INVESTMENTS	$252,956,875	$252,956,875	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 93.2%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	600	$2,940
MDC Partners, Inc., Class A*	1,800	12,960
Yext, Inc.*	500	6,325

		22,225

Aerospace & Defense — 1.2%
AAR Corp.	1,269	55,976
Aerojet Rocketdyne Holdings, Inc.*	2,440	68,247
Aerovironment, Inc.*	718	32,676
Astronics Corp.*	779	29,057
Cubic Corp.	969	61,628
Curtiss-Wright Corp.	1,651	223,001
Ducommun, Inc.*	400	12,152
Esterline Technologies Corp.*	1,040	76,076
Kaman Corp.	1,048	65,102
KLX, Inc.*	2,000	142,120
Kratos Defense & Security Solutions, Inc.*	3,222	33,154
Moog, Inc., Class A*	1,191	98,150
National Presto Industries, Inc.	146	13,687
Triumph Group, Inc.	2,000	50,400

		961,426

Agriculture — 0.3%
Alico, Inc.	151	4,107
Cadiz, Inc.*	800	10,800
Limoneira Co.	600	14,238
Tejon Ranch Co.*	825	19,066
The Andersons, Inc.	1,132	37,469
Universal Corp.	955	46,317
Vector Group Ltd.	3,799	77,462

		209,459

Airlines — 0.3%
Allegiant Travel Co.	501	86,448
Hawaiian Holdings, Inc.	2,026	78,406
SkyWest, Inc.	1,981	107,766

		272,620

Apparel — 0.8%
Columbia Sportswear Co.	1,122	85,754
Crocs, Inc.*	2,900	47,125
Deckers Outdoor Corp.*	1,200	108,036
Delta Apparel, Inc.*	300	5,406
G-III Apparel Group Ltd.*	1,708	64,357
Iconix Brand Group, Inc.*	1,842	2,045
Oxford Industries, Inc.	608	45,333
Perry Ellis International, Inc.*	414	10,681
Sequential Brands Group, Inc.*	1,740	3,628
Steven Madden Ltd.	2,349	103,121
Superior Uniform Group, Inc.	500	13,135
Unifi, Inc.*	660	23,925
Weyco Group, Inc.	200	6,720
Wolverine World Wide, Inc.	3,582	103,520

		622,786

Auto Manufacturers — 0.2%
Navistar International Corp.*	1,800	62,946

	Number of Shares	Value†

Auto Manufacturers — (continued)
REV Group, Inc.	1,000	$20,760
Wabash National Corp.	2,300	47,863

		131,569

Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Holdings, Inc.*	3,416	51,991
Commercial Vehicle Group, Inc.*	1,000	7,750
Cooper Tire & Rubber Co.	2,049	60,036
Cooper-Standard Holdings, Inc.*	700	85,967
Dana, Inc.	5,496	141,577
Dorman Products, Inc.*	1,092	72,301
Douglas Dynamics, Inc.	900	39,015
Gentherm, Inc.*	1,468	49,839
Horizon Global Corp.*	718	5,916
Meritor, Inc.*	3,045	62,605
Miller Industries, Inc.	443	11,075
Modine Manufacturing Co.*	2,077	43,929
Motorcar Parts of America, Inc.*	700	15,001
Spartan Motors, Inc.	1,500	25,800
Standard Motor Products, Inc.	900	42,813
Superior Industries International, Inc.	1,119	14,883
Tenneco, Inc.	1,900	104,253
Titan International, Inc.	1,913	24,123
Tower International, Inc.	800	22,200

		881,074

Banks — 9.6%
1st Source Corp.	688	34,827
Access National Corp.	399	11,383
ACNB Corp.	300	8,775
Allegiance Bancshares, Inc.*	500	19,575
American National Bankshares, Inc.	400	15,040
Ameris Bancorp	1,447	76,546
Ames National Corp.	299	8,223
Arrow Financial Corp.	400	13,580
Atlantic Capital Bancshares, Inc.*	800	14,480
BancFirst Corp.	620	32,922
Banco Latinoamericano de Comercio Exterior S.A.	1,110	31,635
BancorpSouth Bank	3,249	103,318
Bank of Commerce Holdings	900	10,485
Bank of Marin Bancorp	290	19,995
Bankwell Financial Group, Inc.	300	9,684
Banner Corp.	1,200	66,588
Bar Harbor Bankshares	597	16,549
Blue Hills Bancorp, Inc.	1,100	22,935
Boston Private Financial Holdings, Inc.	3,358	50,538
Bridge Bancorp, Inc.	707	23,720
Bryn Mawr Bank Corp.	732	32,171
C&F Financial Corp.	200	10,520
Cadence BanCorp	700	19,061
Camden National Corp.	539	23,985
Capital City Bank Group, Inc.	269	6,658
Capstar Financial Holdings, Inc.*	500	9,415
Carolina Financial Corp.	800	31,424
Cass Information Systems, Inc.	499	29,695

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Cathay General Bancorp	2,950	$117,941
CenterState Bank Corp.	2,199	58,339
Central Pacific Financial Corp.	1,100	31,306
Central Valley Community Bancorp	400	7,824
Century Bancorp, Inc., Class A	69	5,479
Chemical Financial Corp.	2,700	147,636
Chemung Financial Corp.	200	9,294
Citizens & Northern Corp.	356	8,220
City Holding Co.	548	37,571
Civista Bancshares, Inc.	400	9,144
CNB Financial Corp.	474	13,789
CoBiz Financial, Inc.	1,500	29,400
Codorus Valley Bancorp, Inc.	441	12,401
Columbia Banking System, Inc.	2,768	116,118
Community Bank System, Inc.	1,837	98,390
Community Trust Bancorp, Inc.	483	21,832
ConnectOne Bancorp, Inc.	1,060	30,528
County Bancorp, Inc.	300	8,763
Customers Bancorp, Inc.*	980	28,567
CVB Financial Corp.	3,992	90,379
Eagle Bancorp, Inc.*	1,173	70,204
Enterprise Bancorp, Inc.	313	11,046
Enterprise Financial Services Corp.	782	36,676
Equity Bancshares, Inc., Class A*	300	11,748
Evans Bancorp, Inc.	200	9,050
Farmers & Merchants Bancorp, Inc.	400	16,148
Farmers Capital Bank Corp.	300	11,985
Farmers National Banc Corp.	1,100	15,235
FB Financial Corp.*	500	20,295
Fidelity Southern Corp.	907	20,924
Financial Institutions, Inc.	440	13,024
First Bancorp	1,124	40,071
First BanCorp Puerto Rico*	6,400	38,528
First Bancorp, Inc.	434	12,143
First Busey Corp.	1,413	41,994
First Business Financial Services, Inc.	400	10,064
First Citizens BancShares, Inc., Class A	278	114,881
First Commonwealth Financial Corp.	3,721	52,578
First Community Bancshares, Inc.	626	18,686
First Connecticut Bancorp, Inc.	659	16,870
First Financial Bancorp	2,505	73,522
First Financial Bankshares, Inc.	2,452	113,528
First Financial Corp.	480	19,968
First Foundation, Inc.*	1,200	22,248
First Internet Bancorp	300	11,100
First Interstate BancSystem, Inc., Class A	987	39,036
First Merchants Corp.	1,538	64,135
First Mid-Illinois Bancshares, Inc.	300	10,935
First Midwest Bancorp, Inc.	4,014	98,704
First Northwest Bancorp*	500	8,445
FNB Bancorp	300	11,037
Franklin Financial Network, Inc.*	400	13,040
Fulton Financial Corp.	6,403	113,653
German American Bancorp, Inc.	738	24,612
Glacier Bancorp, Inc.	3,021	115,946
Great Southern Bancorp, Inc.	471	23,526

	Number of Shares	Value†

Banks — (continued)
Great Western Bancorp, Inc.	2,300	$92,621
Green Bancorp, Inc.*	700	15,575
Guaranty Bancorp	700	19,845
Hancock Holding Co.	3,272	169,162
Hanmi Financial Corp.	1,213	37,300
HarborOne Bancorp, Inc.*	600	10,596
Heartland Financial USA, Inc.	917	48,647
Heritage Commerce Corp.	1,200	19,776
Heritage Financial Corp.	1,130	34,578
Home BancShares, Inc.	5,835	133,096
Hope Bancorp, Inc.	5,067	92,169
Horizon Bancorp	900	27,009
Howard Bancorp, Inc.*	500	9,900
IBERIABANK Corp.	1,946	151,788
Independent Bank Corp.	1,071	76,630
Independent Bank Corp.	800	18,320
Independent Bank Group, Inc.	700	49,490
International Bancshares Corp.	2,125	82,662
Investar Holding Corp.	300	7,755
Kearny Financial Corp.	3,176	41,288
Lakeland Bancorp, Inc.	1,711	33,963
Lakeland Financial Corp.	891	41,191
LCNB Corp.	400	7,600
LegacyTexas Financial Group, Inc.	1,866	79,902
Live Oak Bancshares, Inc.	900	25,020
Macatawa Bank Corp.	1,300	13,351
MainSource Financial Group, Inc.	921	37,439
MB Financial, Inc.	3,084	124,840
MBT Financial Corp.	900	9,675
Mercantile Bank Corp.	700	23,275
Midland States Bancorp, Inc.	600	18,936
MidSouth Bancorp, Inc.	700	8,855
MidWestOne Financial Group, Inc.	400	13,316
National Bankshares, Inc.	319	14,371
National Commerce Corp.*	400	17,420
NBT Bancorp, Inc.	1,669	59,216
Nicolet Bankshares, Inc.*	300	16,521
Northeast Bancorp	300	6,150
Northrim BanCorp, Inc.	300	10,365
Norwood Financial Corp.	300	9,027
OFG Bancorp	1,810	18,915
Old Line Bancshares, Inc.	400	13,200
Old National Bancorp	4,961	83,841
Old Second Bancorp, Inc.	800	11,120
Opus Bank	700	19,600
Orrstown Financial Services, Inc.	400	9,660
Pacific Mercantile Bancorp*	800	7,640
Park National Corp.	524	54,370
PCSB Financial Corp.*	700	14,686
Peapack Gladstone Financial Corp.	636	21,236
Penns Woods Bancorp, Inc.	268	11,339
People’s Utah Bancorp	600	19,380
Peoples Bancorp, Inc.	572	20,277
Peoples Financial Services Corp.	300	13,695
Preferred Bank	500	32,100
Premier Financial Bancorp, Inc.	440	8,188

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
QCR Holdings, Inc.	400	$17,940
Reliant Bancorp, Inc.	400	9,116
Renasant Corp.	1,635	69,586
Republic Bancorp, Inc., Class A	387	14,822
Republic First Bancorp, Inc.*	1,700	14,790
S&T Bancorp, Inc.	1,259	50,284
Sandy Spring Bancorp, Inc.	1,350	52,326
Seacoast Banking Corp of Florida*	1,540	40,764
ServisFirst Bancshares, Inc.	1,800	73,476
Shore Bancshares, Inc.	600	11,316
Sierra Bancorp	312	8,312
Simmons First National Corp., Class A	3,096	88,081
SmartFinancial, Inc.*	400	9,424
South State Corp.	1,380	117,714
Southern First Bancshares, Inc.*	300	13,350
Southern National Bancorp of Virginia, Inc.	600	9,504
Southside Bancshares, Inc.	971	33,733
State Bank Financial Corp.	1,500	45,015
Stock Yards Bancorp, Inc.	767	26,922
Summit Financial Group, Inc.	400	10,004
Texas Capital Bancshares, Inc.*	1,873	168,383
The Bancorp, Inc.*	1,512	16,330
The Bank of NT Butterfield & Son Ltd.	2,100	94,248
The Community Financial Corp.	100	3,722
The First Bancshares, Inc.	300	9,675
The First of Long Island Corp.	889	24,403
Tompkins Financial Corp.	558	42,274
Towne Bank	2,577	73,702
TriCo Bancshares	804	29,925
TriState Capital Holdings, Inc.*	1,000	23,250
Triumph Bancorp, Inc.*	500	20,600
TrustCo Bank Corp.	3,252	27,479
Trustmark Corp.	2,630	81,951
UMB Financial Corp.	1,781	128,927
Umpqua Holdings Corp.	8,501	182,006
Union Bankshares Corp.	2,108	77,385
Union Bankshares, Inc.rrisville VT	100	5,080
United Bankshares, Inc.	3,856	135,924
United Community Banks, Inc.	2,678	84,759
Univest Corp. of Pennsylvania	1,087	30,110
Valley National Bancorp	10,035	125,036
Veritex Holdings, Inc.*	600	16,602
Walker & Dunlop, Inc.	1,100	65,362
Washington Trust Bancorp, Inc.	570	30,637
WesBanco, Inc.	1,623	68,653
West Bancorporation, Inc.	778	19,917
Westamerica Bancorporation	973	56,512
Western New England Bancorp, Inc.	1,000	10,650
Wintrust Financial Corp.	2,142	184,319

		7,604,420

Beverages — 0.3%
Coca-Cola Bottling Co. Consolidated	174	30,045
Craft Brew Alliance, Inc.*	700	13,020
Farmer Brothers Co.*	204	6,161
MGP Ingredients, Inc.	500	44,795
National Beverage Corp.	442	39,347

	Number of Shares	Value†

Beverages — (continued)
Primo Water Corp.*	1,000	$11,710
The Boston Beer Co., Inc., Class A*	327	61,819

		206,897

Biotechnology — 4.4%
Abeona Therapeutics, Inc.*	900	12,915
Acceleron Pharma, Inc.*	1,400	54,740
Achillion Pharmaceuticals, Inc.*	4,300	15,953
Acorda Therapeutics, Inc.*	1,731	40,938
Aduro Biotech, Inc.*	1,500	13,950
Advaxis, Inc.*	1,000	1,690
Agenus, Inc.*	3,200	15,072
Alder Biopharmaceuticals, Inc.*	2,400	30,480
AMAG Pharmaceuticals, Inc.*	1,456	29,338
AnaptysBio, Inc.*	700	72,856
Anavex Life Sciences Corp.*	2,000	5,520
ANI Pharmaceuticals, Inc.*	300	17,466
Ardelyx, Inc.*	1,400	7,070
Arena Pharmaceuticals, Inc.*	1,450	57,275
Assembly Biosciences, Inc.*	500	24,570
Asterias Biotherapeutics, Inc.*	1,300	1,885
Atara Biotherapeutics, Inc.*	1,000	39,000
Athersys, Inc.*	3,600	6,588
Audentes Therapeutics, Inc.*	600	18,030
Bellicum Pharmaceuticals, Inc.*	900	5,904
BioCryst Pharmaceuticals, Inc.*	2,900	13,833
Biohaven Pharmaceutical Holding Co., Ltd.*	1,200	30,912
BioTime, Inc.*	3,100	8,339
Bluebird Bio, Inc.*	1,800	307,350
Blueprint Medicines Corp.*	1,600	146,720
Calyxt, Inc.*	300	3,936
Cambrex Corp.*	1,267	66,264
Celldex Therapeutics, Inc.*	3,644	8,491
Clearside Biomedical, Inc.*	500	5,365
Coherus Biosciences, Inc.*	1,300	14,365
Corium International, Inc.*	900	10,323
Curis, Inc.*	3,600	2,352
Cytokinetics, Inc.*	1,400	10,080
CytomX Therapeutics, Inc.*	900	25,605
Deciphera Pharmaceuticals, Inc.*	300	6,012
Dermira, Inc.*	1,500	11,985
Dynavax Technologies Corp.*	2,320	46,052
Edge Therapeutics, Inc.*	800	944
Editas Medicine, Inc.*	1,300	43,095
Emergent BioSolutions, Inc.*	1,258	66,234
Enzo Biochem, Inc.*	1,800	9,864
Epizyme, Inc.*	1,600	28,400
Exact Sciences Corp.*	4,500	181,485
Fate Therapeutics, Inc.*	2,000	19,520
Five Prime Therapeutics, Inc.*	1,100	18,898
Fortress Biotech, Inc.*	500	2,275
Foundation Medicine, Inc.*	518	40,792
Genocea Biosciences, Inc.*	1,800	1,890
Geron Corp.*	6,550	27,837
Halozyme Therapeutics, Inc.*	4,489	87,940
Idera Pharmaceuticals, Inc.*	5,700	10,488
ImmunoGen, Inc.*	3,263	34,327

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Immunomedics, Inc.*	3,936	$57,505
Innoviva, Inc.*	2,800	46,676
Inovio Pharmaceuticals, Inc.*	2,500	11,775
Insmed, Inc.*	2,800	63,056
Intellia Therapeutics, Inc.*	400	8,436
Iovance Biotherapeutics, Inc.*	2,500	42,250
Karyopharm Therapeutics, Inc.*	800	10,736
Kura Oncology, Inc.*	700	13,125
Lexicon Pharmaceuticals, Inc.*	1,760	15,083
Ligand Pharmaceuticals, Inc.*	744	122,879
Loxo Oncology, Inc.*	800	92,296
MacroGenics, Inc.*	1,300	32,708
Merrimack Pharmaceuticals, Inc.	450	3,623
Momenta Pharmaceuticals, Inc.*	2,682	48,678
Myriad Genetics, Inc.*	2,500	73,875
NeoGenomics, Inc.*	1,700	13,872
NewLink Genetics Corp.*	700	5,075
Novavax, Inc.*	10,129	21,271
Novelion Therapeutics, Inc.*	1,000	3,500
Omeros Corp.*	1,400	15,638
Organovo Holdings, Inc.*	4,900	5,047
Otonomy, Inc.*	1,100	4,620
Pacific Biosciences of California, Inc.*	3,200	6,560
Paratek Pharmaceuticals, Inc.*	900	11,700
PDL BioPharma, Inc.*	6,217	18,278
Pieris Pharmaceuticals, Inc.*	1,300	8,866
Prothena Corp. PLC*	1,400	51,394
PTC Therapeutics, Inc.*	1,500	40,590
Puma Biotechnology, Inc.*	1,100	74,855
REGENXBIO, Inc.*	1,100	32,835
Repligen Corp.*	1,300	47,034
Retrophin, Inc.*	1,500	33,540
Rigel Pharmaceuticals, Inc.*	6,090	21,559
RTI Surgical, Inc.*	2,035	9,361
Sage Therapeutics, Inc.*	1,600	257,712
Sangamo Therapeutics, Inc.*	3,203	60,857
Selecta Biosciences, Inc.*	300	3,057
Spark Therapeutics, Inc.*	1,000	66,590
Spectrum Pharmaceuticals, Inc.*	3,014	48,495
Stemline Therapeutics, Inc.*	1,000	15,300
The Medicines Co.*	2,592	85,380
Theravance Biopharma, Inc.*	1,500	36,375
Ultragenyx Pharmaceutical, Inc.*	1,500	76,485
Veracyte, Inc.*	800	4,448
Versartis, Inc.*	1,200	1,980
WaVe Life Sciences Ltd.*	400	16,040
XBiotech, Inc.*	800	4,280
ZIOPHARM Oncology, Inc.*	4,627	18,138

		3,526,646

Building Materials — 1.7%
AAON, Inc.	1,585	61,815
Apogee Enterprises, Inc.	1,043	45,214
Armstrong Flooring, Inc.*	1,000	13,570
Boise Cascade Co.	1,400	54,040
Builders FirstSource, Inc.*	4,173	82,792
Caesarstone Ltd.	1,000	19,650

	Number of Shares	Value†

Building Materials — (continued)
Comfort Systems USA, Inc.	1,327	$54,739
Continental Building Products, Inc.*	1,500	42,825
Forterra, Inc.*	900	7,488
Gibraltar Industries, Inc.*	1,201	40,654
Griffon Corp.	1,256	22,922
JELD-WEN Holding, Inc.*	2,600	79,612
Louisiana-Pacific Corp.	5,594	160,939
LSI Industries, Inc.	1,314	10,657
Masonite International Corp.*	1,100	67,485
NCI Building Systems, Inc.*	1,264	22,373
Patrick Industries, Inc.*	975	60,304
PGT Innovations, Inc.*	1,700	31,705
Ply Gem Holdings, Inc.*	1,000	21,600
Quanex Building Products Corp.	1,425	24,795
Simpson Manufacturing Co., Inc.	1,585	91,280
Summit Materials, Inc., Class A*	4,105	124,299
Trex Co., Inc.*	1,162	126,391
Universal Forest Products, Inc.	2,349	76,225
US Concrete, Inc.*	600	36,240

		1,379,614

Chemicals — 1.9%
A. Schulman, Inc.	1,188	51,084
Aceto Corp.	1,042	7,919
AdvanSix, Inc.*	1,200	41,736
AgroFresh Solutions, Inc.*	1,400	10,290
American Vanguard Corp.	1,078	21,776
Balchem Corp.	1,205	98,509
Codexis, Inc.*	1,600	17,600
CSW Industrials, Inc.*	600	27,030
Ferro Corp.*	3,238	75,186
GCP Applied Technologies, Inc.*	2,700	78,435
H.B. Fuller Co.	1,980	98,465
Hawkins, Inc.	449	15,782
Ingevity Corp.*	1,600	117,904
Innophos Holdings, Inc.	796	32,007
Innospec, Inc.	900	61,740
Intrepid Potash, Inc.*	3,700	13,468
KMG Chemicals, Inc.	500	29,975
Kraton Corp.*	1,241	59,208
Kronos Worldwide, Inc.	900	20,340
Landec Corp.*	1,218	15,895
Minerals Technologies, Inc.	1,328	88,910
Oil-Dri Corp of America	97	3,898
OMNOVA Solutions, Inc.*	1,268	13,314
PolyOne Corp.	3,155	134,151
PQ Group Holdings, Inc.*	1,100	15,367
Quaker Chemical Corp.	511	75,694
Rayonier Advanced Materials, Inc.	1,900	40,793
Sensient Technologies Corp.	1,658	117,022
Stepan Co.	808	67,210
Tronox Ltd., Class A	3,400	62,696

		1,513,404

Coal — 0.3%
Arch Coal, Inc., Class A	800	73,504
Cloud Peak Energy, Inc.*	2,900	8,439

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Coal — (continued)
Peabody Energy Corp.	2,400	$87,600
SunCoke Energy, Inc.*	2,341	25,189
Warrior Met Coal, Inc.	1,300	36,413
Westmoreland Coal Co.*	600	246

		231,391

Commercial Services — 5.0%
Aaron’s, Inc.	2,500	116,500
ABM Industries, Inc.	2,139	71,614
Acacia Research Corp.*	1,880	6,580
Adtalem Global Education, Inc.*	2,400	114,120
Alarm.com Holdings, Inc.*	800	30,192
American Public Education, Inc.*	755	32,465
AMN Healthcare Services, Inc.*	1,809	102,661
ARC Document Solutions, Inc.*	1,436	3,159
Ascent Capital Group, Inc., Class A*	531	1,954
ASGN, Inc.*	1,952	159,830
Avis Budget Group, Inc.*	2,700	126,468
B. Riley Financial, Inc.	500	9,750
Barrett Business Services, Inc.	342	28,345
Bridgepoint Education, Inc.*	480	3,235
Capella Education Co.	407	35,551
Cardtronics PLC, Class A*	1,763	39,333
Care.com, Inc.*	400	6,508
Career Education Corp.*	2,300	30,222
Carriage Services, Inc.	600	16,596
CBIZ, Inc.*	2,140	39,055
Collectors Universe, Inc.	400	6,284
CorVel Corp.*	362	18,299
Cotiviti Holdings, Inc.*	1,400	48,216
CPI Card Group, Inc.	160	482
CRA International, Inc.	274	14,328
Cross Country Healthcare, Inc.*	1,084	12,043
Deluxe Corp.	1,807	133,736
Emerald Expositions Events, Inc.	600	11,688
Ennis, Inc.	858	16,903
Everi Holdings, Inc.*	2,500	16,425
EVERTEC, Inc.	2,139	34,973
ExlService Holdings, Inc.*	1,300	72,501
Forrester Research, Inc.	375	15,544
Franklin Covey Co.*	197	5,299
FTI Consulting, Inc.*	1,556	75,326
Grand Canyon Education, Inc.*	1,756	184,240
Great Lakes Dredge & Dock Corp.*	2,751	12,655
Green Dot Corp., Class A*	1,800	115,488
Healthcare Services Group, Inc.	2,680	116,526
HealthEquity, Inc.*	1,900	115,026
Heidrick & Struggles International, Inc.	669	20,906
Herc Holdings, Inc.*	900	58,455
Hertz Global Holdings, Inc.*	2,100	41,685
HMS Holdings Corp.*	3,015	50,773
Huron Consulting Group, Inc.*	828	31,547
ICF International, Inc.	748	43,721
Information Services Group, Inc.*	1,600	6,688
Insperity, Inc.	1,448	100,708
James River Group Holdings Ltd.	900	31,923
K12, Inc.*	1,152	16,335

	Number of Shares	Value†

Commercial Services — (continued)
Kelly Services, Inc., Class A	1,014	$29,447
Kforce, Inc.	1,086	29,376
Korn/Ferry International	1,990	102,664
Laureate Education, Inc., Class A*	2,100	28,875
LendingTree, Inc.*	200	65,630
Liberty Tax, Inc.	200	2,020
LSC Communications, Inc.	1,300	22,685
Matthews International Corp., Class A	1,205	60,973
MAXIMUS, Inc.	2,488	166,049
McGrath RentCorp	953	51,167
Medifast, Inc.	331	30,932
MoneyGram International, Inc.*	1,078	9,292
Monro Inc	1,237	66,303
Multi-Color Corp.	567	37,450
National Research Corp., Class A	187	5,470
Navigant Consulting, Inc.*	1,984	38,172
Paylocity Holding Corp.*	900	46,107
Quad/Graphics, Inc.	1,300	32,955
Rent-A-Center, Inc.	1,953	16,854
Resources Connection, Inc.	922	14,936
RPX Corp.	1,700	18,173
RR Donnelley & Sons Co.	2,700	23,571
SEACOR Marine Holdings, Inc.*	603	11,469
ServiceSource International, Inc.*	2,400	9,144
Sotheby’s*	1,441	73,938
SP Plus Corp.*	693	24,671
Strayer Education, Inc.	400	40,420
Team, Inc.*	1,183	16,266
The Brink’s Co.	1,710	122,009
The Hackett Group, Inc.	1,116	17,923
The Providence Service Corp.*	400	27,656
Travelport Worldwide Ltd.	4,700	76,798
TriNet Group, Inc.*	1,600	74,112
TrueBlue, Inc.*	1,576	40,818
Vectrus, Inc.*	300	11,172
Viad Corp.	771	40,439
Weight Watchers International, Inc.*	1,100	70,092
Willdan Group, Inc.*	300	8,505

		3,967,394

Computers — 2.6%
3D Systems Corp.*	4,400	50,996
A10 Networks, Inc.*	2,000	11,640
Agilysys, Inc.*	376	4,482
CACI International, Inc., Class A*	950	143,782
Carbonite, Inc.*	800	23,040
Convergys Corp.	3,583	81,047
Cray, Inc.*	1,599	33,099
Diebold Nixdorf, Inc.	2,900	44,660
Digimarc Corp.*	300	7,185
DMC Global, Inc.	700	18,725
Electronics For Imaging, Inc.*	1,824	49,850
Engility Holdings, Inc.*	700	17,080
EPAM Systems, Inc.*	1,900	217,588
Immersion Corp.*	842	10,062
Insight Enterprises, Inc.*	1,343	46,911
LivePerson, Inc.*	1,925	31,474

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Lumentum Holdings, Inc.*	2,300	$146,740
Maxwell Technologies, Inc.*	1,500	8,895
Mercury Systems, Inc.*	1,836	88,715
Mitek Systems, Inc.*	1,400	10,360
MTS Systems Corp.	660	34,089
NetScout Systems, Inc.*	3,265	86,033
Nutanix, Inc., Class A*	4,100	201,351
Presidio, Inc.*	700	10,948
Pure Storage, Inc., Class A*	3,600	71,820
Qualys, Inc.*	1,200	87,300
Quantum Corp.*	1,100	4,004
Radisys Corp.*	1,700	1,090
Science Applications International Corp.	1,700	133,960
Stratasys Ltd.*	1,800	36,324
Super Micro Computer, Inc.*	1,471	25,007
Sykes Enterprises, Inc.*	1,536	44,452
Syntel, Inc.*	1,360	34,721
The KeyW Holding Corp.*	2,200	17,292
TTEC Holdings, Inc.	507	15,565
Unisys Corp.*	2,224	23,908
USA Technologies, Inc.*	1,800	16,200
Varonis Systems, Inc.*	700	42,350
VeriFone Systems, Inc.*	4,400	67,672
Virtusa Corp.*	1,089	52,773
Vocera Communications, Inc.*	1,100	25,762

		2,078,952

Cosmetics & Personal Care — 0.1%
elf Beauty, Inc.*	800	15,496
Inter Parfums, Inc.	624	29,422
Revlon, Inc., Class A*	570	11,742

		56,660

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc.*	2,581	136,974
Castle Brands, Inc.*	5,500	6,820
Core-Mark Holding Co., Inc.	1,764	37,502
Essendant, Inc.	1,519	11,848
Fossil Group, Inc.*	1,700	21,590
H&E Equipment Services, Inc.	1,159	44,610
Huttig Building Products, Inc.*	1,500	7,845
Nexeo Solutions, Inc.*	1,000	10,700
Owens & Minor, Inc.	2,276	35,392
ScanSource, Inc.*	981	34,874
SiteOne Landscape Supply, Inc.*	1,300	100,152
Titan Machinery, Inc.*	523	12,322
Triton International Ltd.	1,693	51,806
Veritiv Corp.*	500	19,600

		532,035

Diversified Financial Services — 2.4%
Aircastle Ltd.	1,976	39,243
Altisource Portfolio Solutions SA*	500	13,280
Artisan Partners Asset Management, Inc., Class A	1,700	56,610
Blackhawk Network Holdings, Inc.*	2,100	93,870
BrightSphere Investment Group PLC	3,000	47,280
Cohen & Steers, Inc.	817	33,219

	Number of Shares	Value†

Diversified Financial Services — (continued)
Cowen, Inc.*	947	$12,500
Diamond Hill Investment Group, Inc.	107	22,102
Ellie Mae, Inc.*	1,300	119,522
Encore Capital Group, Inc.*	997	45,064
Enova International, Inc.*	1,029	22,690
Evercore, Inc., Class A	1,522	132,718
Federal Agricultural Mortgage Corp., Class C	300	26,106
Financial Engines, Inc.	2,300	80,500
GAIN Capital Holdings, Inc.	1,800	12,150
GAMCO Investors, Inc., Class A	215	5,339
Granite Point Mortgage Trust, Inc.	1,600	26,464
Greenhill & Co., Inc.	1,100	20,350
Hamilton Lane, Inc., Class A	500	18,615
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,700	33,150
Houlihan Lokey, Inc.	900	40,140
Impac Mortgage Holdings, Inc.*	500	3,950
INTL. FCStone, Inc.*	593	25,309
Investment Technology Group, Inc.	1,300	25,662
Ladder Capital Corp.	2,747	41,425
Ladenburg Thalmann Financial Services, Inc.	4,000	13,080
LendingClub Corp.*	12,100	42,350
Marlin Business Services Corp.	200	5,670
Moelis & Co., Class A	1,200	61,020
Nationstar Mortgage Holdings, Inc.*	1,300	23,348
Nelnet, Inc., Class A	799	41,876
Ocwen Financial Corp.*	3,800	15,656
On Deck Capital, Inc.*	2,200	12,298
Oppenheimer Holdings, Inc., Class A	238	6,129
PennyMac Financial Service, Class A*	500	11,325
PHH Corp.*	1,189	12,437
Piper Jaffray Cos.	587	48,750
PJT Partners, Inc., Class A	800	40,080
PRA Group, Inc.*	1,848	70,224
Pzena Investment Management, Inc., Class A	830	9,238
R1 RCM, Inc.*	3,900	27,846
Regional Management Corp.*	300	9,552
Stifel Financial Corp.	2,506	148,430
Teton Advisors, Inc., Class B~	2	0
TPG RE Finance Trust, Inc.	400	7,956
Virtu Financial, Inc., Class A	1,100	36,300
Virtus Investment Partners, Inc.	240	29,712
Waddell & Reed Financial, Inc., Class A	3,200	64,672
WageWorks, Inc.*	1,500	67,800
Westwood Holdings Group, Inc.	311	17,568
WisdomTree Investments, Inc.	4,400	40,348
World Acceptance Corp.*	262	27,589

		1,888,512

Electric — 1.7%
ALLETE, Inc.	1,951	140,960
Ameresco, Inc., Class A*	1,100	14,300
Atlantic Power Corp.*	4,127	8,667
Avista Corp.	2,439	124,999
Black Hills Corp.	2,048	111,206

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electric — (continued)
Dynegy, Inc.*	4,300	$58,136
El Paso Electric Co.	1,577	80,427
Genie Energy Ltd., Class B	800	3,992
IDACORP, Inc.	1,901	167,801
MGE Energy, Inc.	1,342	75,286
NorthWestern Corp.	1,880	101,144
NRG Yield, Inc., Class A	1,500	24,660
NRG Yield, Inc., Class C	2,500	42,500
Ormat Technologies, Inc.	1,500	84,570
Otter Tail Corp.	1,592	69,013
PNM Resources, Inc.	3,110	118,957
Portland General Electric Co.	3,456	140,003
Spark Energy, Inc., Class A	400	4,740
Unitil Corp.	463	21,488

		1,392,849

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*	1,493	95,403
Belden, Inc.	1,555	107,202
Encore Wire Corp.	771	43,716
Energous Corp.*	700	11,221
EnerSys	1,623	112,587
Generac Holdings, Inc.*	2,349	107,843
General Cable Corp.	1,900	56,240
Graham Corp.	466	9,982
Insteel Industries, Inc.	691	19,092
Littelfuse, Inc.	929	193,399
Novanta, Inc.*	1,300	67,795
Powell Industries, Inc.	429	11,514
SunPower Corp.*	2,300	18,354
Vicor Corp.*	422	12,048

		866,396

Electronics — 2.1%
Allied Motion Technologies, Inc.	400	15,900
Applied Optoelectronics, Inc.*	700	17,542
AVX Corp.	1,600	26,480
Badger Meter, Inc.	1,118	52,714
Bel Fuse, Inc., Class B	269	5,084
Benchmark Electronics, Inc.	1,813	54,118
Brady Corp., Class A	1,857	68,988
Control4 Corp.*	1,000	21,480
CTS Corp.	1,263	34,354
CyberOptics Corp.*	400	7,200
Electro Scientific Industries, Inc.*	1,300	25,129
ESCO Technologies, Inc.	1,034	60,541
FARO Technologies, Inc.*	620	36,208
Fitbit, Inc., Class A*	6,800	34,680
Fluidigm Corp.*	1,100	6,424
GoPro, Inc., Class A*	3,700	17,723
II-VI, Inc.*	2,356	96,360
IMAX Corp.*	2,100	40,320
Iteris, Inc.*	1,200	5,952
Itron, Inc.*	1,300	93,015
KEMET Corp.*	1,800	32,634
Kimball Electronics, Inc.*	933	15,068
Mesa Laboratories, Inc.	100	14,844

	Number of Shares	Value†

Electronics — (continued)
Methode Electronics, Inc.	1,460	$57,086
MicroVision, Inc.*	2,900	3,277
NVE Corp.	209	17,370
OSI Systems, Inc.*	657	42,882
Park Electrochemical Corp.	833	14,028
Plexus Corp.*	1,303	77,828
Rogers Corp.*	660	78,896
Sanmina Corp.*	2,626	68,670
Sparton Corp.*	400	6,964
Stoneridge, Inc.*	1,073	29,615
Tech Data Corp.*	1,318	112,201
TTM Technologies, Inc.*	3,629	55,487
Vishay Intertechnology, Inc.	5,100	94,860
Vishay Precision Group, Inc.*	300	9,345
Watts Water Technologies, Inc., Class A	1,117	86,791
Woodward, Inc.	2,001	143,392
ZAGG, Inc.*	900	10,980

		1,692,430

Energy-Alternate Sources — 0.3%
Babcock & Wilcox Enterprises~	1,900	3,644
Clean Energy Fuels Corp.*	6,800	11,220
FutureFuel Corp.	1,100	13,189
Green Plains, Inc.	1,467	24,645
Pacific Ethanol, Inc.*	900	2,700
Pattern Energy Group, Inc., Class A	3,000	51,870
Plug Power, Inc.*	6,800	12,852
Renewable Energy Group, Inc.*	1,600	20,480
REX American Resources Corp.*	192	13,978
Sunrun, Inc.*	2,700	24,111
TerraForm Power, Inc., Class A	1,879	20,162
TPI Composites, Inc.*	400	8,980
Vivint Solar, Inc.*	800	2,920

		210,751

Engineering & Construction — 1.4%
Aegion Corp.*	1,255	28,752
Argan, Inc.	536	23,021
Chicago Bridge & Iron Co. N.V.	3,900	56,160
Dycom Industries, Inc.*	1,153	124,097
EMCOR Group, Inc.	2,263	176,356
Exponent, Inc.	940	73,931
Granite Construction, Inc.	1,544	86,248
Hill International, Inc.*	1,500	8,550
Hudson Ltd., Class A*	1,500	23,865
IES Holdings, Inc.*	400	6,060
Industrial Logistics Properties Trust*	800	16,272
KBR, Inc.	5,200	84,188
Layne Christensen Co.*	700	10,444
MasTec, Inc.*	2,564	120,636
McDermott International, Inc.*	11,100	67,599
Mistras Group, Inc.*	800	15,152
MYR Group, Inc.*	683	21,050
NV5 Global, Inc.*	300	16,725
Orion Group Holdings, Inc.*	1,137	7,493
Sterling Construction Co.*	1,000	11,460
TopBuild Corp.*	1,400	107,128

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
Tutor Perini Corp.*	1,397	$30,804
VSE Corp.	308	15,930

		1,131,921

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A	2,155	30,278
Churchill Downs, Inc.	533	130,079
Eldorado Resorts, Inc.*	1,800	59,400
Eros International PLC*	1,200	13,080
Golden Entertainment, Inc.*	500	11,615
International Speedway Corp., Class A	858	37,838
Marriott Vacations Worldwide Corp.	800	106,560
National CineMedia, Inc.	2,374	12,321
Penn National Gaming, Inc.*	3,200	84,032
Pinnacle Entertainment, Inc.*	1,982	59,757
RCI Hospitality Holdings, Inc.	400	11,356
Reading International, Inc., Class A*	700	11,655
Red Rock Resorts, Inc., Class A	2,700	79,056
Scientific Games Corp., Class A*	2,100	87,360
SeaWorld Entertainment, Inc.*	2,700	40,041
Speedway Motorsports, Inc.	316	5,631

		780,059

Environmental Control — 0.8%
Advanced Disposal Services, Inc.*	1,700	37,876
Advanced Emissions Solutions, Inc.	800	9,136
Aqua Metals, Inc.*	600	1,554
AquaVenture Holdings Ltd.*	400	4,968
Casella Waste Systems, Inc., Class A*	1,500	35,070
CECO Environmental Corp.	1,309	5,825
Covanta Holding Corp.	4,600	66,700
Darling Ingredients, Inc.*	6,267	108,419
Energy Recovery, Inc.*	1,500	12,330
Evoqua Water Technologies Corp.*	1,900	40,451
Heritage-Crystal Clean, Inc.*	600	14,130
Hudson Technologies, Inc.*	1,400	6,916
MSA Safety, Inc.	1,321	109,960
Tetra Tech, Inc.	2,164	105,928
U.S. Ecology, Inc.	842	44,879

		604,142

Food — 1.2%
B&G Foods, Inc.	2,572	60,956
Cal-Maine Foods, Inc.*	1,246	54,450
Calavo Growers, Inc.	651	60,022
Dean Foods Co.	3,700	31,894
Fresh Del Monte Produce, Inc.	1,316	59,536
Hostess Brands, Inc.*	3,100	45,849
Ingles Markets, Inc., Class A	604	20,445
J&J Snack Foods Corp.	596	81,390
John B Sanfilippo & Son, Inc.	300	17,361
Lancaster Colony Corp.	733	90,262
Lifeway Foods, Inc.*	87	521
Nutrisystem, Inc.	1,080	29,106
Performance Food Group Co.*	3,800	113,430
Sanderson Farms, Inc.	734	87,361
Seneca Foods Corp., Class A*	211	5,845
Smart & Final Stores, Inc.*	1,100	6,105

	Number of Shares	Value†

Food — (continued)
SpartanNash Co.	1,530	$26,331
SUPERVALU, Inc.*	1,471	22,403
The Chefs’ Warehouse, Inc.*	750	17,250
Tootsie Roll Industries, Inc.	699	20,586
United Natural Foods, Inc.*	1,900	81,586
Village Super Market, Inc., Class A	268	7,067
Weis Markets, Inc.	366	14,999

		954,755

Forest Products & Paper — 0.4%
Clearwater Paper Corp.*	678	26,510
Neenah, Inc.	674	52,842
Orchids Paper Products Co.*	400	3,260
P.H. Glatfelter Co.	1,659	34,059
PotlatchDeltic Corp.	2,283	118,830
Schweitzer-Mauduit International, Inc.	1,176	46,040
Verso Corp., Class A*	1,700	28,628

		310,169

Gas — 1.1%
Chesapeake Utilities Corp.	635	44,672
New Jersey Resources Corp.	3,364	134,896
Northwest Natural Gas Co.	1,050	60,533
ONE Gas, Inc.	2,000	132,040
RGC Resources, Inc.	400	10,160
South Jersey Industries, Inc.	3,080	86,733
Southwest Gas Holdings, Inc.	1,786	120,787
Spire, Inc.	1,756	126,959
WGL Holdings, Inc.	1,994	166,798

		883,578

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,670	68,052
Hardinge, Inc.	700	12,824
Kennametal, Inc.	3,100	124,496
Milacron Holdings Corp.*	2,500	50,350

		255,722

Healthcare Products — 4.0%
Abaxis, Inc.	829	58,544
Accelerate Diagnostics, Inc.*	951	21,730
Accuray, Inc.*	2,738	13,690
Analogic Corp.	507	48,621
AngioDynamics, Inc.*	1,458	25,150
AtriCure, Inc.*	1,200	24,624
Atrion Corp.	53	33,459
AxoGen, Inc.*	1,200	43,800
BioTelemetry, Inc.*	1,100	34,155
Cantel Medical Corp.	1,375	153,189
Cardiovascular Systems, Inc.*	1,300	28,509
Cerus Corp.*	3,600	19,728
ConforMIS, Inc.*	1,600	2,320
CONMED Corp.	1,103	69,853
CryoLife, Inc.*	1,399	28,050
Cutera, Inc.*	500	25,125
Endologix, Inc.*	3,198	13,528
FONAR Corp.*	200	5,960
GenMark Diagnostics, Inc.*	1,700	9,248

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Genomic Health, Inc.*	709	$22,185
Glaukos Corp.*	1,100	33,913
Globus Medical, Inc., Class A*	2,700	134,514
Haemonetics Corp.*	2,046	149,685
Halyard Health, Inc.*	1,800	82,944
ICU Medical, Inc.*	579	146,140
Inogen, Inc.*	600	73,704
Insulet Corp.*	2,246	194,683
Integer Holdings Corp.*	1,193	67,464
Integra LifeSciences Holdings Corp.*	2,452	135,694
Intersect ENT, Inc.*	1,100	43,230
Invacare Corp.	1,190	20,706
iRhythm Technologies, Inc.*	500	31,475
K2M Group Holdings, Inc.*	1,600	30,320
Lantheus Holdings, Inc.*	1,000	15,900
LeMaitre Vascular, Inc.	400	14,492
LivaNova PLC*	1,900	168,150
Luminex Corp.	1,653	34,829
Masimo Corp.*	1,704	149,867
Meridian Bioscience, Inc.	1,760	24,992
Merit Medical Systems, Inc.*	1,875	85,031
MiMedx Group, Inc.*	3,800	26,486
NanoString Technologies, Inc.*	600	4,506
Natus Medical, Inc.*	1,275	42,904
Nevro Corp.*	1,100	95,337
Novocure Ltd.*	2,100	45,780
NuVasive, Inc.*	2,006	104,733
NxStage Medical, Inc.*	2,584	64,238
Ocular Therapeutix, Inc.*	700	4,557
OraSure Technologies, Inc.*	2,201	37,175
Orthofix International N.V.*	671	39,441
Oxford Immunotec Global PLC*	1,000	12,450
Penumbra, Inc.*	1,100	127,215
Pulse Biosciences, Inc.*	400	5,412
Quidel Corp.*	1,051	54,452
Rockwell Medical, Inc.*	1,800	9,378
Sientra, Inc.*	500	4,830
STAAR Surgical Co.*	1,400	20,720
Surmodics, Inc.*	373	14,193
Tactile Systems Technology, Inc.*	400	12,720
Utah Medical Products, Inc.	100	9,885
Varex Imaging Corp.*	1,500	53,670
ViewRay, Inc.*	1,100	7,073
Wright Medical Group N.V.*	3,904	77,455

		3,193,811

Healthcare Services — 2.0%
AAC Holdings, Inc.*	200	2,296
Addus HomeCare Corp.*	400	19,460
Almost Family, Inc.*	477	26,712
Amedisys, Inc.*	1,106	66,736
American Renal Associates Holdings, Inc.*	400	7,540
Capital Senior Living Corp.*	1,036	11,137
Catalent, Inc.*	5,100	209,406
Chemed Corp.	582	158,805
Civitas Solutions, Inc.*	400	6,160
Community Health Systems, Inc.*	3,600	14,256

	Number of Shares	Value†

Healthcare Services — (continued)
Encompass Health Corp.	3,736	$213,587
Genesis Healthcare, Inc.*	1,861	2,810
Invitae Corp.*	1,100	5,159
Kindred Healthcare, Inc.	3,374	30,872
LHC Group, Inc.*	582	35,828
Magellan Health, Inc.*	941	100,781
Medpace Holdings, Inc.*	300	10,473
Molina Healthcare, Inc.*	1,668	135,408
Natera, Inc.*	700	6,489
National HealthCare Corp.	406	24,210
RadNet, Inc.*	1,500	21,600
Select Medical Holdings Corp.*	4,100	70,725
Surgery Partners, Inc.*	700	12,005
Syneos Health, Inc.*	2,100	74,550
Teladoc, Inc.*	2,100	84,630
Tenet Healthcare Corp.*	3,200	77,600
The Ensign Group, Inc.	1,880	49,444
Tivity Health, Inc.*	1,458	57,810
Triple-S Management Corp., Class B*	891	23,291
U.S. Physical Therapy, Inc.	491	39,918

		1,599,698

Holding Companies — 0.2%
FCB Financial Holdings, Inc., Class A*	1,400	71,540
HRG Group, Inc.*	4,575	75,442
National Bank Holdings Corp., Class A	1,000	33,250
Tiptree, Inc., Class A	1,100	6,985

		187,217

Home Builders — 1.0%
Beazer Homes USA, Inc.*	1,424	22,713
Cavco Industries, Inc.*	301	52,299
Century Communities, Inc.*	800	23,960
Foundation Building Materials, Inc.*	500	7,455
Green Brick Partners, Inc.*	1,100	11,990
Hovnanian Enterprises, Inc., Class A*	4,810	8,802
Installed Building Products, Inc.*	800	48,040
KB Home	3,200	91,040
LGI Homes, Inc.*	600	42,342
M/I Homes, Inc.*	836	26,627
MDC Holdings, Inc.	1,701	47,492
Meritage Homes Corp.*	1,490	67,422
Tailored Brands, Inc.	1,956	49,017
Taylor Morrison Home Corp., Class A*	4,200	97,776
The New Home Co., Inc.*	600	6,648
TRI Pointe Group, Inc.*	5,700	93,651
William Lyon Homes, Class A*	1,000	27,490
Winnebago Industries, Inc.	1,122	42,187

		766,951

Home Furnishings — 0.5%
American Woodmark Corp.*	569	56,018
Bassett Furniture Industries, Inc.	300	9,105
Daktronics, Inc.	1,209	10,651
Ethan Allen Interiors, Inc.	1,028	23,593
Flexsteel Industries, Inc.	200	7,916
Hamilton Beach Brands Holding Co., Class A	144	3,056

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Furnishings — (continued)
Hooker Furniture Corp.	500	$18,350
iRobot Corp.*	982	63,034
Kimball International, Inc., Class B	1,244	21,198
La-Z-Boy, Inc.	1,962	58,762
Sleep Number Corp.*	1,572	55,256
Universal Electronics, Inc.*	600	31,230
VOXX International Corp.*	800	3,960

		362,129

Hotels & Resorts — 0.1%
La Quinta Holdings, Inc.*	3,100	58,621

Household Products & Wares — 0.4%
ACCO Brands Corp.	4,393	55,132
Central Garden & Pet Co.*	500	21,500
Central Garden & Pet Co., Class A*	1,402	55,534
CSS Industries, Inc.	412	7,210
Helen of Troy Ltd.*	995	86,565
WD-40 Co.	546	71,908

		297,849

Housewares — 0.0%
Libbey, Inc.	800	3,912
Lifetime Brands, Inc.	400	4,960

		8,872

Insurance — 3.1%
Ambac Financial Group, Inc.*	1,700	26,656
American Equity Investment Life Holding Co.	3,276	96,183
AMERISAFE, Inc.	708	39,117
AmTrust Financial Services, Inc.	3,300	40,623
Argo Group International Holdings Ltd.	1,332	76,457
Atlas Financial Holdings, Inc.*	400	4,140
Baldwin & Lyons, Inc., Class B	325	7,150
Blue Capital Reinsurance Holdings Ltd.	300	3,660
Citizens, Inc.*	1,466	10,731
CNO Financial Group, Inc.	6,393	138,536
Crawford & Co., Class B	638	5,244
Donegal Group, Inc., Class A	283	4,471
eHealth, Inc.*	720	10,303
EMC Insurance Group, Inc.	450	12,186
Employers Holdings, Inc.	1,282	51,857
Enstar Group Ltd.*	413	86,833
Essent Group Ltd.*	3,000	127,680
FBL Financial Group, Inc., Class A	427	29,612
Federated National Holding Co.	500	7,885
Genworth Financial, Inc., Class A*	19,200	54,336
Global Indemnity Ltd.	383	13,221
Greenlight Capital Re Ltd., Class A*	1,128	18,104
Hallmark Financial Services, Inc.*	255	2,275
HCI Group, Inc.	300	11,448
Health Insurance Innovations, Inc., Class A*	400	11,560
Heritage Insurance Holdings, Inc.	800	12,128
Hilltop Holdings, Inc.	2,783	65,289
Horace Mann Educators Corp.	1,480	63,270
Independence Holding Co.	100	3,565
Infinity Property & Casualty Corp.	420	49,728

	Number of Shares	Value†

Insurance — (continued)
Investors Title Co.	39	$7,796
Kemper Corp.	1,500	85,500
Kingstone Cos., Inc.	500	8,400
Kinsale Capital Group, Inc.	600	30,798
Maiden Holdings Ltd.	2,768	17,992
MBIA, Inc.*	3,300	30,558
MGIC Investment Corp.*	14,127	183,651
National General Holdings Corp.	2,000	48,620
National Western Life Group, Inc., Class A	95	28,964
NI Holdings, Inc.*	600	10,020
NMI Holdings, Inc., Class A*	2,100	34,755
Primerica, Inc.	1,700	164,220
Radian Group, Inc.	8,403	159,993
RLI Corp.	1,522	96,480
Safety Insurance Group, Inc.	582	44,727
Selective Insurance Group, Inc.	2,175	132,023
State Auto Financial Corp.	476	13,599
Stewart Information Services Corp.	908	39,898
The Navigators Group, Inc.	790	45,544
Third Point Reinsurance Ltd.*	3,700	51,615
Trupanion, Inc.*	900	26,901
United Fire Group, Inc.	880	42,117
United Insurance Holdings Corp.	800	15,312
Universal Insurance Holdings, Inc.	1,251	39,907
WMIH Corp.*	8,700	12,354

		2,455,992

Internet — 2.9%
1-800-Flowers.com, Inc., Class A*	737	8,697
Blucora, Inc.*	1,496	36,802
Boingo Wireless, Inc.*	1,300	32,201
Box, Inc., Class A*	3,100	63,705
Brightcove, Inc.*	1,200	8,340
Cars.com, Inc.*	2,800	79,324
Carvana Co.*	600	13,758
ChannelAdvisor Corp.*	900	8,190
Chegg, Inc.*	3,600	74,376
Cogent Communications Holdings, Inc.	1,619	70,265
DHI Group, Inc.*	1,863	2,981
Endurance International Group Holdings, Inc.*	2,100	15,540
ePlus, Inc.*	490	38,073
Etsy, Inc.*	4,300	120,658
FTD Cos., Inc.*	818	2,977
Global Eagle Entertainment, Inc.*	1,500	2,205
Groupon, Inc.*	13,300	57,722
GrubHub, Inc.*	3,246	329,372
HealthStream, Inc.	900	22,347
Imperva, Inc.*	1,300	56,290
Internap Corp.*	775	8,525
Liberty Interactive Corp. QVC Group, Class A*	2,110	53,109
Limelight Networks, Inc.*	3,372	13,859
Liquidity Services, Inc.*	1,035	6,727
New Media Investment Group, Inc.	1,700	29,138
NIC, Inc.	2,629	34,966
Okta, Inc.*	700	27,895

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Overstock.com, Inc.*	571	$20,699
Perficient, Inc.*	1,245	28,535
Q2 Holdings, Inc.*	1,100	50,105
QuinStreet, Inc.*	1,815	23,177
Quotient Technology, Inc.*	2,700	35,370
Rapid7, Inc.*	800	20,456
RealNetworks, Inc.*	515	1,576
Reis, Inc.	400	8,580
RingCentral, Inc., Class A*	2,400	152,400
Safeguard Scientifics, Inc.*	850	10,412
Shutterfly, Inc.*	1,290	104,812
Shutterstock, Inc.*	800	38,520
Stamps.com, Inc.*	562	112,990
TechTarget, Inc.*	500	9,940
The Meet Group, Inc.*	1,900	3,971
The Rubicon Project, Inc.*	1,200	2,160
The Trade Desk, Inc., Class A*	900	44,658
TrueCar, Inc.*	2,300	21,758
Tucows, Inc., Class A*	400	22,400
VASCO Data Security International, Inc.*	1,028	13,313
VirnetX Holding Corp.*	1,583	6,253
Web.com Group, Inc.*	1,500	27,150
XO Group, Inc.*	859	17,824
Yelp, Inc.*	3,000	125,250
Zendesk, Inc.*	3,800	181,906
Zix Corp.*	1,848	7,891

		2,310,148

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	9,936
Cannae Holdings, Inc.*	2,400	45,264
Rafael Holdings, Inc., Class B*	400	1,940

		57,140

Iron & Steel — 0.6%
AK Steel Holding Corp.*	12,000	54,360
Allegheny Technologies, Inc.*	4,800	113,664
Carpenter Technology Corp.	1,800	79,416
Cleveland-Cliffs, Inc.*	11,200	77,840
Commercial Metals Co.	4,500	92,070
Ryerson Holding Corp.*	800	6,520
Schnitzer Steel Industries, Inc., Class A	900	29,115
TimkenSteel Corp.*	1,400	21,266

		474,251

Leisure Time — 0.7%
Acushnet Holdings Corp.	1,100	25,399
Callaway Golf Co.	3,546	58,012
Camping World Holdings, Inc., Class A	1,200	38,700
Drive Shack, Inc.*	2,400	11,472
Escalade, Inc.	600	8,220
Fox Factory Holding Corp.*	1,400	48,860
Johnson Outdoors, Inc., Class A	200	12,400
LCI Industries	891	92,798
Liberty TripAdvisor Holdings, Inc., Class A*	2,900	31,175
Lindblad Expeditions Holdings, Inc.*	700	7,189
Malibu Boats, Inc., Class A*	600	19,926
Marine Products Corp.	88	1,233

	Number of Shares	Value†

Leisure Time — (continued)
MCBC Holdings, Inc.*	500	$12,600
Nautilus, Inc.*	1,300	17,485
Planet Fitness, Inc., Class A*	3,300	124,641
Vista Outdoor, Inc.*	2,200	35,904

		546,014

Lodging — 0.5%
Belmond Ltd., Class A*	3,445	38,412
Boyd Gaming Corp.	3,066	97,683
Caesars Entertainment Corp.*	5,087	57,229
Century Casinos, Inc.*	1,100	8,206
ILG, Inc.	4,116	128,049
Monarch Casino & Resort, Inc.*	485	20,510
Red Lion Hotels Corp.*	800	7,800
The Marcus Corp.	633	19,211

		377,100

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	798	44,034
Babcock & Wilcox Enterprises, Inc.*	1,900	8,303
Hyster-Yale Materials Handling, Inc.	344	24,056

		76,393

Machinery - Diversified — 0.9%
Alamo Group, Inc.	317	34,838
Albany International Corp., Class A	1,132	70,976
Altra Industrial Motion Corp.	1,003	46,088
Applied Industrial Technologies, Inc.	1,482	108,038
Briggs & Stratton Corp.	1,636	35,027
Cactus, Inc., Class A*	900	24,237
Chart Industries, Inc.*	1,177	69,478
Columbus McKinnon Corp.	685	24,550
DXP Enterprises, Inc.*	522	20,332
Gencor Industries, Inc.*	500	8,050
Hurco Cos., Inc.	200	9,180
Ichor Holdings Ltd.*	600	14,526
Intevac, Inc.*	800	5,520
Kadant, Inc.	399	37,706
Lindsay Corp.	353	32,278
NACCO Industries, Inc., Class A	122	4,008
SPX FLOW, Inc.*	1,500	73,785
Tennant Co.	736	49,827
The ExOne Co.*	500	3,640
The Gorman-Rupp Co.	751	21,967
The Manitowoc Co., Inc.*	1,325	37,710
Twin Disc, Inc.*	400	8,696

		740,457

Media — 1.1%
Central European Media Enterprises Ltd., Class A*	3,100	13,020
Daily Journal Corp.*	41	9,368
Entercom Communications Corp., Class A	4,800	46,320
Entravision Communications Corp., Class A	2,800	13,160
Gannett Co., Inc.	4,800	47,904
Gray Television, Inc.*	2,600	33,020
Hemisphere Media Group, Inc.*	900	10,125
Houghton Mifflin Harcourt Co.*	3,900	27,105

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Liberty Media Corp.-Liberty Braves, Class A*	500	$11,365
Liberty Media Corp.-Liberty Braves, Class C*	1,300	29,666
Meredith Corp.	1,500	80,700
MSG Networks, Inc., Class A*	2,300	51,980
Nexstar Media Group, Inc., Class A	1,649	109,659
Saga Communications, Inc., Class A	133	4,954
Scholastic Corp.	1,156	44,899
Sinclair Broadcast Group, Inc., Class A	2,717	85,042
The E.W. Scripps Co., Class A	2,329	27,925
The New York Times Co., Class A	4,821	116,186
TiVo Corp.	4,623	62,642
tronc, Inc.*	700	11,494
WideOpenWest, Inc.*	800	5,720
World Wrestling Entertainment, Inc., Class A	1,314	47,317

		889,571

Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	1,200	31,080
Ampco-Pittsburgh Corp.	500	4,450
Atkore International Group, Inc.*	1,300	25,805
CIRCOR International, Inc.	635	27,089
Global Brass & Copper Holdings, Inc.	700	23,415
Haynes International, Inc.	564	20,930
L.B. Foster Co., Class A*	500	11,775
Lawson Products, Inc.*	400	10,100
Mueller Industries, Inc.	2,188	57,238
Mueller Water Products, Inc., Class A	6,192	67,307
NN, Inc.	1,000	24,000
Northwest Pipe Co.*	600	10,380
Olympic Steel, Inc.	231	4,738
Omega Flex, Inc.	59	3,841
RBC Bearings, Inc.*	859	106,688
Rexnord Corp.*	4,100	121,688
Sun Hydraulics Corp.	859	46,008
The Eastern Co.	300	8,550
TriMas Corp.*	1,795	47,119
Worthington Industries, Inc.	1,784	76,569

		728,770

Mining — 0.6%
Century Aluminum Co.*	1,754	29,011
Coeur Mining, Inc.*	6,928	55,424
Compass Minerals International, Inc.	1,300	78,390
Fairmount Santrol Holdings, Inc.*	6,100	25,925
Ferroglobe Representation & Warranty Insurance Trust Units~	2,414	0
Gold Resource Corp.	2,400	10,824
Hecla Mining Co.	15,517	56,947
Kaiser Aluminum Corp.	616	62,155
Klondex Mines Ltd.*	6,900	16,215
Materion Corp.	857	43,750
Ring Energy, Inc.*	1,600	22,960
Smart Sand, Inc.*	700	4,074
United States Lime & Minerals, Inc.	29	2,122

	Number of Shares	Value†

Mining — (continued)
Uranium Energy Corp.*	5,300	$6,943
US Silica Holdings, Inc.	3,100	79,112

		493,852

Miscellaneous Manufacturing — 1.7%
Actuant Corp., Class A	2,406	55,939
American Outdoor Brands Corp.*	2,179	22,487
American Railcar Industries, Inc.	300	11,223
AZZ, Inc.	976	42,651
Barnes Group, Inc.	1,965	117,684
Chase Corp.	300	34,935
Core Molding Technologies, Inc.	300	5,349
EnPro Industries, Inc.	817	63,219
Fabrinet*	1,300	40,794
Federal Signal Corp.	2,343	51,593
FreightCar America, Inc.	570	7,638
GP Strategies Corp.*	400	9,060
Harsco Corp.*	3,200	66,080
Hillenbrand, Inc.	2,374	108,967
John Bean Technologies Corp.	1,229	139,369
Koppers Holdings, Inc.*	820	33,702
LSB Industries, Inc.*	749	4,591
Lydall, Inc.*	600	28,950
Movado Group, Inc.	460	17,664
Myers Industries, Inc.	625	13,219
NL Industries, Inc.*	90	707
Park-Ohio Holdings Corp.	400	15,540
Proto Labs, Inc.*	900	105,795
Raven Industries, Inc.	1,346	47,177
SPX Corp.*	1,700	55,216
Standex International Corp.	500	47,675
Sturm Ruger & Co., Inc.	719	37,748
Tredegar Corp.	1,061	19,045
Trinseo SA	1,700	125,885

		1,329,902

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	4,280

Office Furnishings — 0.4%
Herman Miller, Inc.	2,232	71,312
HNI Corp.	1,743	62,905
Interface, Inc.	2,395	60,354
Knoll, Inc.	1,953	39,431
Steelcase, Inc., Class A	3,531	48,022

		282,024

Oil & Gas — 1.6%
Abraxas Petroleum Corp.*	4,100	9,102
Adams Resources & Energy, Inc.	100	4,350
Bonanza Creek Energy, Inc.*	800	22,168
California Resources Corp.*	1,400	24,010
Callon Petroleum Co.*	7,400	97,976
Carrizo Oil & Gas, Inc.*	2,965	47,440
Cobalt International Energy, Inc.*	1	0
Contango Oil & Gas Co.*	703	2,496
CVR Energy, Inc.	700	21,154
Delek US Holdings, Inc.	2,979	121,245

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Denbury Resources, Inc.*	14,400	$39,456
Diamond Offshore Drilling, Inc.*	2,500	36,650
Earthstone Energy, Inc., Class A*	700	7,084
Eclipse Resources Corp.*	1,400	2,016
Energy XXI Gulf Coast, Inc.*	1,200	4,608
Ensco PLC, Class A	16,700	73,313
EP Energy Corp., Class A*	1,800	2,412
Evolution Petroleum Corp.	1,200	9,660
Gastar Exploration, Inc.*	10,700	7,305
Halcon Resources Corp.*	4,900	23,863
HighPoint Resources Corp.*	2,025	10,287
Isramco, Inc.*	21	2,180
Jagged Peak Energy, Inc.*	2,200	31,086
Jones Energy, Inc., Class A*	3,262	2,610
Lilis Energy, Inc.*	1,700	6,749
Matador Resources Co.*	3,500	104,685
Midstates Petroleum Co., Inc.*	400	5,332
Nabors Industries Ltd.	952	6,654
Noble Corp. PLC*	9,500	35,245
Oasis Petroleum, Inc.*	10,100	81,810
Panhandle Oil and Gas, Inc., Class A	634	12,236
Par Pacific Holdings, Inc.*	1,318	22,630
Parker Drilling Co.*	5,217	3,313
PDC Energy, Inc.*	2,412	118,260
Penn Virginia Corp.*	600	21,024
Resolute Energy Corp.*	800	27,720
Rowan Cos PLC, Class A*	4,600	53,084
Sanchez Energy Corp.*	2,700	8,451
SandRidge Energy, Inc.*	1,400	20,314
SilverBow Resources, Inc.*	300	8,730
Stone Energy Corp.*	800	29,680
Trecora Resources*	1,000	13,600
Ultra Petroleum Corp.*	7,600	31,692
Unit Corp.*	2,100	41,496
W&T Offshore, Inc.*	3,543	15,696
WildHorse Resource Development Corp.*	1,800	34,362

		1,305,234

Oil & Gas Services — 1.0%
Archrock, Inc.	2,600	22,750
Basic Energy Services, Inc.*	700	10,108
C&J Energy Services, Inc.*	1,800	46,476
CARBO Ceramics, Inc.*	800	5,800
Dril-Quip, Inc.*	1,500	67,200
Exterran Corp.*	1,300	34,710
Flotek Industries, Inc.*	2,000	12,200
Forum Energy Technologies, Inc.*	2,700	29,700
Frank’s International N.V.	1,900	10,317
FTS International, Inc.*	800	14,712
Geospace Technologies Corp.*	476	4,698
Helix Energy Solutions Group, Inc.*	5,401	31,272
Independence Contract Drilling, Inc.*	1,100	4,158
Keane Group, Inc.*	1,500	22,200
Key Energy Services, Inc.*	400	4,688
Mammoth Energy Services, Inc.*	500	16,030
Matrix Service Co.*	987	13,522
MRC Global, Inc.*	3,400	55,896

	Number of Shares	Value†

Oil & Gas Services — (continued)
Natural Gas Services Group, Inc.*	594	$14,167
NCS Multistage Holdings, Inc.*	400	6,000
Newpark Resources, Inc.*	3,512	28,447
NOW, Inc.*	4,300	43,946
Oil States International, Inc.*	2,100	55,020
Pioneer Energy Services Corp.*	2,650	7,155
ProPetro Holding Corp.*	2,200	34,958
SEACOR Holdings, Inc.*	600	30,660
Select Energy Services, Inc., Class A*	1,000	12,620
Solaris Oilfield Infrastructure, Inc., Class A*	500	8,280
SRC Energy, Inc.*	9,000	84,870
Superior Energy Services, Inc.*	6,000	50,580
TETRA Technologies, Inc.*	5,379	20,171
Thermon Group Holdings, Inc.*	1,100	24,651

		827,962

Packaging and Containers — 0.2%
Greif, Inc., Class A	1,000	52,250
Greif, Inc., Class B	200	11,650
KapStone Paper and Packaging Corp.	3,240	111,164
UFP Technologies, Inc.*	300	8,850

		183,914

Pharmaceuticals — 4.4%
Achaogen, Inc.*	1,100	14,245
Aclaris Therapeutics, Inc.*	800	14,016
Adamas Pharmaceuticals, Inc.*	700	16,730
Aerie Pharmaceuticals, Inc.*	1,200	65,100
Aimmune Therapeutics, Inc.*	1,400	44,562
Akcea Therapeutics, Inc.*	600	15,366
Akebia Therapeutics, Inc.*	1,700	16,201
Amicus Therapeutics, Inc.*	6,300	94,752
Amphastar Pharmaceuticals, Inc.*	1,400	26,250
Anika Therapeutics, Inc.*	500	24,860
Antares Pharma, Inc.*	5,600	12,320
Apellis Pharmaceuticals, Inc.*	400	8,844
Aratana Therapeutics, Inc.*	900	3,969
Array BioPharma, Inc.*	7,548	123,183
Avexis, Inc.*	1,100	135,938
Axovant Sciences Ltd.*	1,200	1,596
BioScrip, Inc.*	4,411	10,851
BioSpecifics Technologies Corp.*	200	8,868
Calithera Biosciences, Inc.*	1,200	7,560
Cara Therapeutics, Inc.*	800	9,904
Catalyst Pharmaceuticals, Inc.*	2,800	6,692
ChemoCentryx, Inc.*	1,000	13,600
Chimerix, Inc.*	1,700	8,840
Clovis Oncology, Inc.*	1,700	89,760
Collegium Pharmaceutical, Inc.*	1,000	25,550
Concert Pharmaceuticals, Inc.*	500	11,450
Corbus Pharmaceuticals Holdings, Inc.*	1,700	10,370
Corcept Therapeutics, Inc.*	3,600	59,220
Depomed, Inc.*	2,283	15,045
Diplomat Pharmacy, Inc.*	1,900	38,285
Durect Corp.*	3,500	7,490
Eagle Pharmaceuticals, Inc.*	300	15,807
Enanta Pharmaceuticals, Inc.*	600	48,546

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Esperion Therapeutics, Inc.*	600	$43,398
FibroGen, Inc.*	2,600	120,120
Flexion Therapeutics, Inc.*	1,200	26,892
G1 Therapeutics, Inc.*	300	11,115
Global Blood Therapeutics, Inc.*	1,400	67,620
Heron Therapeutics, Inc.*	1,900	52,440
Heska Corp.*	200	15,814
Horizon Pharma PLC*	6,500	92,300
Immune Design Corp.*	400	1,320
Impax Laboratories, Inc.*	2,837	55,180
Insys Therapeutics, Inc.*	800	4,832
Intra-Cellular Therapies, Inc.*	1,400	29,470
Ironwood Pharmaceuticals, Inc.*	5,161	79,634
Jounce Therapeutics, Inc.*	400	8,940
Kala Pharmaceuticals, Inc.*	300	4,749
Keryx Biopharmaceuticals, Inc.*	3,500	14,315
Kindred Biosciences, Inc.*	1,400	12,110
La Jolla Pharmaceutical Co.*	700	20,846
Lannett Co., Inc.*	997	16,002
Madrigal Pharmaceuticals, Inc.*	200	23,358
MannKind Corp.*	1	2
MediciNova, Inc.*	1,400	14,308
Melinta Therapeutics, Inc.*	360	2,664
Minerva Neurosciences, Inc.*	800	5,000
MyoKardia, Inc.*	700	34,160
NantKwest, Inc.*	800	3,112
Natural Grocers by Vitamin Cottage, Inc.*	400	2,864
Natural Health Trends Corp.	300	5,703
Nature’s Sunshine Products, Inc.	200	2,200
Nektar Therapeutics*	5,533	587,937
Neogen Corp.*	1,869	125,204
Neos Therapeutics, Inc.*	400	3,320
Pacira Pharmaceuticals, Inc.*	1,600	49,840
Phibro Animal Health Corp., Class A	700	27,790
Portola Pharmaceuticals, Inc.*	2,100	68,586
PRA Health Sciences, Inc.*	1,900	157,624
Prestige Brands Holdings, Inc.*	2,072	69,868
Progenics Pharmaceuticals, Inc.*	2,601	19,403
Protagonist Therapeutics, Inc.*	400	3,436
Ra Pharmaceuticals, Inc.*	500	2,655
Radius Health, Inc.*	1,500	53,910
Reata Pharmaceuticals, Inc., Class A*	300	6,153
Revance Therapeutics, Inc.*	700	21,560
Sarepta Therapeutics, Inc.*	2,300	170,407
Seres Therapeutics, Inc.*	800	5,872
Supernus Pharmaceuticals, Inc.*	1,800	82,440
Synergy Pharmaceuticals, Inc.*	7,600	13,908
Syros Pharmaceuticals, Inc.*	500	6,490
Teligent, Inc.*	1,800	6,048
Tetraphase Pharmaceuticals, Inc.*	1,200	3,684
TG Therapeutics, Inc.*	2,000	28,400
TherapeuticsMD, Inc.*	5,900	28,733
Trevena, Inc.*	2,000	3,280
USANA Health Sciences, Inc.*	448	38,483
Vanda Pharmaceuticals, Inc.*	1,441	24,281
Voyager Therapeutics, Inc.*	600	11,274

	Number of Shares	Value†

Pharmaceuticals — (continued)
Xencor, Inc.*	1,300	$38,974
Zogenix, Inc.*	1,175	47,059
Zynerba Pharmaceuticals, Inc.*	400	3,476

		3,486,333

Pipelines — 0.1%
Primoris Services Corp.	1,490	37,220
SemGroup Corp., Class A	2,500	53,500
Tellurian, Inc.*	2,200	15,862

		106,582

Publishing / Newspapers — 0.2%
Cimpress N.V.*	900	139,230

Real Estate — 0.7%
Alexander & Baldwin, Inc.	2,556	59,120
AV Homes, Inc.*	595	11,037
Community Healthcare Trust, Inc.	600	15,444
Consolidated-Tomoka Land Co.	124	7,793
Farmland Partners, Inc.	1,400	11,690
Forestar Group, Inc.*	160	3,384
Four Corners Property Trust, Inc.	2,500	57,725
FRP Holdings, Inc.*	169	9,464
HFF, Inc., Class A	1,500	74,550
Kennedy-Wilson Holdings, Inc.	4,581	79,710
KKR Real Estate Finance Trust, Inc.	400	8,024
Marcus & Millichap, Inc.*	500	18,030
RE/MAX Holdings, Inc., Class A	700	42,315
Redfin Corp.*	2,200	50,226
Safety Income & Growth, Inc.	400	6,396
Stratus Properties, Inc.*	300	9,060
The RMR Group, Inc., Class A	267	18,677
The St. Joe Co.*	1,800	33,930
Trinity Place Holdings, Inc.*	900	5,850

		522,425

Retail — 4.3%
Abercrombie & Fitch Co., Class A	2,800	67,788
America’s Car-Mart, Inc.*	227	11,452
American Eagle Outfitters, Inc.	6,300	125,559
Asbury Automotive Group, Inc.*	649	43,808
Ascena Retail Group, Inc.*	6,713	13,493
At Home Group, Inc.*	100	3,204
Barnes & Noble Education, Inc.*	1,737	11,968
Barnes & Noble, Inc.	2,600	12,870
Big 5 Sporting Goods Corp.	581	4,212
Big Lots, Inc.	1,700	74,001
Biglari Holdings, Inc.*	40	16,336
BJ’s Restaurants, Inc.	920	41,308
Bloomin’ Brands, Inc.	3,500	84,980
BMC Stock Holdings, Inc.*	2,300	44,965
Bojangles’, Inc.*	500	6,925
Boot Barn Holdings, Inc.*	400	7,092
Brinker International, Inc.	1,900	68,590
Build-A-Bear Workshop, Inc.*	700	6,405
Caleres, Inc.	1,654	55,574
Carrols Restaurant Group, Inc.*	1,113	12,466
Chico’s FAS, Inc.	5,300	47,912

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Chuy’s Holdings, Inc.*	600	$15,720
Citi Trends, Inc.	503	15,548
Conn’s, Inc.*	704	23,936
Cracker Barrel Old Country Store, Inc.	724	115,261
Dave & Buster’s Entertainment, Inc.*	1,600	66,784
Del Frisco’s Restaurant Group, Inc.*	1,000	15,250
Del Taco Restaurants, Inc.*	1,100	11,396
Denny’s Corp.*	2,752	42,463
Dillard’s, Inc., Class A	600	48,204
Dine Brands Global, Inc.	671	44,004
DSW, Inc., Class A	2,500	56,150
Duluth Holdings, Inc., Class B*	500	9,365
El Pollo Loco Holdings, Inc.*	900	8,550
Express, Inc.*	3,154	22,583
EZCORP, Inc., Class A*	1,766	23,311
Fiesta Restaurant Group, Inc.*	1,013	18,741
FirstCash, Inc.	1,839	149,419
Five Below, Inc.*	2,100	154,014
Francesca’s Holdings Corp.*	1,658	7,958
Fred’s, Inc., Class A	1,431	4,279
Freshpet, Inc.*	700	11,515
Genesco, Inc.*	795	32,277
GMS, Inc.*	900	27,504
GNC Holdings, Inc., Class A*	2,800	10,808
Group 1 Automotive, Inc.	807	52,729
Guess?, Inc.	2,400	49,776
Haverty Furniture Cos., Inc.	750	15,113
Hibbett Sports, Inc.*	955	22,872
J Alexander’s Holdings, Inc.*	483	5,530
J. Jill, Inc.*	800	3,536
J.C. Penney Co., Inc.*	12,100	36,542
Jack in the Box, Inc.	1,114	95,058
Kirkland’s, Inc.*	827	8,014
Lands’ End, Inc.*	700	16,345
Lithia Motors, Inc., Class A	894	89,865
Lumber Liquidators Holdings, Inc.*	1,033	24,709
MarineMax, Inc.*	1,000	19,450
Nathan’s Famous, Inc.	100	7,390
National Vision Holdings, Inc.*	700	22,617
Noodles & Co.*	300	2,265
Office Depot, Inc.	19,900	42,785
Ollie’s Bargain Outlet Holdings, Inc.*	1,900	114,570
Papa John’s International, Inc.	1,010	57,873
Party City Holdco, Inc.*	1,200	18,720
PC Connection, Inc.	565	14,125
PetIQ, Inc.*	400	10,640
PetMed Express, Inc.	713	29,768
Pier 1 Imports, Inc.	3,644	11,734
PMC, Inc.*	400	3,320
Potbelly Corp.*	1,000	12,050
PriceSmart, Inc.	831	69,430
Red Robin Gourmet Burgers, Inc.*	520	30,160
Regis Corp.*	1,332	20,153
RH*	800	76,224
Rush Enterprises, Inc., Class B*	300	12,114
Rush Enterprises, Inc., Class A*	1,135	48,226

	Number of Shares	Value†

Retail — (continued)
Ruth’s Hospitality Group, Inc.	1,195	$29,218
Sears Holding Corp.*	500	1,335
Shake Shack, Inc., Class A*	900	37,467
Shoe Carnival, Inc.	458	10,900
Sonic Automotive, Inc., Class A	1,134	21,489
Sonic Corp.	1,532	38,652
Sportsman’s Warehouse Holdings, Inc.*	600	2,448
Systemax, Inc.	262	7,480
Texas Roadhouse, Inc.	2,570	148,495
The Buckle, Inc.	1,049	23,235
The Cato Corp., Class A	1,104	16,273
The Cheesecake Factory, Inc.	1,716	82,746
The Children’s Place, Inc.	694	93,863
The Container Store Group, Inc.*	600	3,264
The Finish Line, Inc., Class A	1,793	24,277
The Habit Restaurants, Inc., Class A*	1,000	8,800
Tile Shop Holdings, Inc.	1,300	7,800
Tilly’s, Inc., Class A	400	4,520
Vera Bradley, Inc.*	800	8,488
Vitamin Shoppe, Inc.*	1,000	4,350
Wingstop, Inc.	1,100	51,953
Winmark Corp.	100	13,080
Zoe’s Kitchen, Inc.*	700	10,108
Zumiez, Inc.*	703	16,802

		3,406,694

Savings & Loans — 2.0%
Banc of California, Inc.	1,700	32,810
BankFinancial Corp.	609	10,341
Bear State Financial, Inc.	800	8,200
Beneficial Bancorp, Inc.	2,773	43,120
Berkshire Hills Bancorp, Inc.	1,502	57,001
BofI Holding, Inc.*	2,400	97,272
Brookline Bancorp, Inc.	2,922	47,336
BSB Bancorp, Inc.*	300	9,180
Capitol Federal Financial, Inc.	5,100	62,985
Charter Financial Corp.	700	14,273
Clifton Bancorp, Inc.	646	10,110
Community Bankers Trust Corp.*	1,300	11,700
Dime Community Bancshares, Inc.	1,230	22,632
Entegra Financial Corp.*	400	11,600
ESSA Bancorp, Inc.	500	7,335
First Defiance Financial Corp.	300	17,196
First Financial Northwest, Inc.	100	1,675
Flagstar Bancorp, Inc.*	800	28,320
Flushing Financial Corp.	1,138	30,680
Home Bancorp, Inc.	300	12,951
HomeStreet, Inc.*	1,000	28,650
HomeTrust Bancshares, Inc.*	500	13,025
Investors Bancorp, Inc.	10,155	138,514
Malvern Bancorp, Inc.*	400	10,400
Meridian Bancorp, Inc.	1,874	37,761
Meta Financial Group, Inc.	300	32,760
MutualFirst Financial, Inc.	300	10,875
Northfield Bancorp, Inc.	1,793	27,989
Northwest Bancshares, Inc.	3,775	62,514
OceanFirst Financial Corp.	1,710	45,743

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Oritani Financial Corp.	1,718	$26,371
Pacific Premier Bancorp, Inc.*	1,516	60,943
Provident Financial Holdings, Inc.	300	5,427
Provident Financial Services, Inc.	2,403	61,493
Riverview Bancorp, Inc.	1,100	10,274
SI Financial Group, Inc.	500	7,200
Southern Missouri Bancorp, Inc.	300	10,980
Sterling Bancorp	7,952	179,318
Territorial Bancorp, Inc.	243	7,207
Timberland Bancorp, Inc.	300	9,120
United Community Financial Corp.	1,700	16,762
United Financial Bancorp, Inc.	2,131	34,522
Washington Federal, Inc.	3,400	117,640
Waterstone Financial, Inc.	1,000	17,300
WSFS Financial Corp.	1,071	51,301

		1,560,806

Semiconductors — 2.9%
Alpha & Omega Semiconductor Ltd.*	900	13,905
Ambarella, Inc.*	1,300	63,687
Amkor Technology, Inc.*	4,011	40,631
Axcelis Technologies, Inc.*	1,025	25,215
AXT, Inc.*	1,500	10,875
Brooks Automation, Inc.	2,677	72,493
Cabot Microelectronics Corp.	961	102,933
CEVA, Inc.*	871	31,530
Cirrus Logic, Inc.*	2,481	100,803
Cohu, Inc.	904	20,620
Cree, Inc.*	3,800	153,178
Diodes, Inc.*	1,399	42,614
DSP Group, Inc.*	557	6,573
EMCORE Corp.*	1,200	6,840
Entegris, Inc.	5,370	186,876
FormFactor, Inc.*	2,629	35,886
Gerber Scientific, Inc. Escrow Shares~	500	0
Impinj, Inc.*	700	9,114
Inphi Corp.*	1,600	48,160
Integrated Device Technology, Inc.*	5,093	155,642
Kopin Corp.*	1,507	4,702
Lattice Semiconductor Corp.*	4,924	27,427
MACOM Technology Solutions Holdings, Inc.*	1,622	26,925
MaxLinear, Inc., Class A*	2,243	51,028
MKS Instruments, Inc.	1,996	230,837
Monolithic Power Systems, Inc.	1,488	172,266
Nanometrics, Inc.*	900	24,210
Photronics, Inc.*	2,692	22,209
Pixelworks, Inc.*	1,700	6,579
Power Integrations, Inc.	1,095	74,843
Rambus, Inc.*	4,423	59,401
Rudolph Technologies, Inc.*	1,054	29,196
Semtech Corp.*	2,509	97,976
Sigma Designs, Inc.*	1,200	7,440
Silicon Laboratories, Inc.*	1,600	143,840
SMART Global Holdings, Inc.*	200	9,968
Synaptics, Inc.*	1,416	64,754
Ultra Clean Holdings, Inc.*	1,300	25,025

	Number of Shares	Value†

Semiconductors — (continued)
Veeco Instruments, Inc.*	1,654	$28,118
Xcerra Corp.*	2,466	28,729
Xperi Corp.	1,823	38,556

		2,301,604

Software — 5.2%
2U, Inc.*	1,800	151,254
ACI Worldwide, Inc.*	4,527	107,380
Acxiom Corp.*	2,967	67,381
Allscripts Healthcare Solutions, Inc.*	7,100	87,685
Alteryx, Inc., Class A*	900	30,726
Amber Road, Inc.*	600	5,340
American Software, Inc., Class A	1,193	15,509
Appfolio, Inc., Class A*	300	12,255
Apptio, Inc., Class A*	700	19,838
Aspen Technology, Inc.*	2,753	217,184
Avid Technology, Inc.*	1,100	4,994
Benefitfocus, Inc.*	600	14,640
Blackbaud, Inc.	1,850	188,349
Blackline, Inc.*	1,100	43,131
Bottomline Technologies, Inc.*	1,545	59,869
Callidus Software, Inc.*	2,400	86,280
Castlight Health, Inc., Class B*	1,200	4,380
Cloudera, Inc.*	3,700	79,846
CommerceHub, Inc.*	500	11,250
CommerceHub, Inc.*	1,100	24,739
CommVault Systems, Inc.*	1,548	88,546
Computer Programs & Systems, Inc.	447	13,052
Cornerstone OnDemand, Inc.*	2,000	78,220
Coupa Software, Inc.*	1,200	54,744
CSG Systems International, Inc.	1,281	58,016
Digi International, Inc.*	1,157	11,917
Donnelley Financial Solutions, Inc.*	1,000	17,170
Ebix, Inc.	936	69,732
Envestnet, Inc.*	1,713	98,155
Everbridge, Inc.*	500	18,300
Evolent Health, Inc., Class A*	2,000	28,500
Fair Isaac Corp.*	1,088	184,275
Five9, Inc.*	2,000	59,580
Glu Mobile, Inc.*	4,000	15,080
Hortonworks, Inc.*	1,700	34,629
HubSpot, Inc.*	1,300	140,790
InnerWorkings, Inc.*	1,724	15,602
Inovalon Holdings, Inc., Class A*	2,500	26,500
Instructure, Inc.*	800	33,720
ManTech International Corp., Class A	1,039	57,633
Medidata Solutions, Inc.*	2,188	137,428
MicroStrategy, Inc., Class A*	375	48,371
MINDBODY, Inc., Class A*	1,700	66,130
MobileIron, Inc.*	2,700	13,365
Model N, Inc.*	1,100	19,855
Monotype Imaging Holdings, Inc.	1,599	35,898
MuleSoft, Inc., Class A*	1,000	43,980
New Relic, Inc.*	1,100	81,532
Omnicell, Inc.*	1,435	62,279
Park City Group, Inc.*	700	6,125
Paycom Software, Inc.*	1,900	204,041

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
PDF Solutions, Inc.*	1,200	$13,992
pdvWireless, Inc.*	300	8,955
Pegasystems, Inc.	1,460	88,549
Progress Software Corp.	1,726	66,365
Proofpoint, Inc.*	1,700	193,205
PROS Holdings, Inc.*	917	30,270
QAD, Inc., Class A	392	16,327
Quality Systems, Inc.*	2,204	30,085
RealPage, Inc.*	2,200	113,300
Ribbon Communications, Inc.*	1,843	9,399
Rosetta Stone, Inc.*	1,000	13,150
SailPoint Technologies Holding, Inc.*	800	16,552
SendGrid, Inc.*	100	2,814
Simulations Plus, Inc.	600	8,850
SPS Commerce, Inc.*	700	44,849
Synchronoss Technologies, Inc.*	1,646	17,365
SYNNEX Corp.	1,094	129,530
Tabula Rasa HealthCare, Inc.*	400	15,520
Twilio, Inc., Class A*	2,400	91,632
Upland Software, Inc.*	300	8,637
Verint Systems, Inc.*	2,395	102,027
Workiva, Inc.*	900	21,330

		4,097,898

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,777	77,299
Wesco Aircraft Holdings, Inc.*	2,240	22,960

		100,259

Telecommunications — 2.3%
8X8, Inc.*	3,400	63,410
Acacia Communications, Inc.*	700	26,922
ADTRAN, Inc.	1,905	29,623
Aerohive Networks, Inc.*	1,300	5,252
Anixter International, Inc.*	1,134	85,900
ATN International, Inc.	449	26,769
CalAmp Corp.*	1,400	32,032
Calix, Inc.*	1,487	10,186
Ciena Corp.*	5,500	142,450
Cincinnati Bell, Inc.*	1,557	21,564
Clearfield, Inc.*	400	5,160
Comtech Telecommunications Corp.	652	19,488
Consolidated Communications Holdings, Inc.	2,571	28,178
Extreme Networks, Inc.*	4,147	45,907
Finisar Corp.*	4,221	66,734
Frontier Communications Corp.	3,073	22,802
Globalstar, Inc.*	14,900	10,244
Gogo, Inc.*	2,200	18,986
GTT Communications, Inc.*	1,100	62,370
Harmonic, Inc.*	2,870	10,906
Hawaiian Telcom Holdco, Inc.*	200	5,336
HC2 Holdings, Inc.*	700	3,682
IDT Corp., Class B	800	5,016
Infinera Corp.*	5,194	56,407
Intelsat SA*	1,200	4,512
InterDigital, Inc.	1,294	95,238

	Number of Shares	Value†

Telecommunications — (continued)
Iridium Communications, Inc.*	3,500	$39,375
j2 Global, Inc.	1,774	140,004
Knowles Corp.*	3,452	43,461
KVH Industries, Inc.*	354	3,664
Loral Space & Communications, Inc.*	546	22,741
NeoPhotonics Corp.*	1,300	8,905
NETGEAR, Inc.*	1,229	70,299
Oclaro, Inc.*	6,500	62,140
Ooma, Inc.*	900	9,810
ORBCOMM, Inc.*	2,700	25,299
Plantronics, Inc.	1,167	70,452
Preformed Line Products Co.	45	2,929
Quantenna Communications, Inc.*	800	10,960
RigNet, Inc.*	500	6,800
Shenandoah Telecommunications Co.	1,718	61,848
Spok Holdings, Inc.	612	9,149
Telenav, Inc.*	1,000	5,400
Ubiquiti Networks, Inc.*	900	61,920
ViaSat, Inc.*	2,062	135,515
Viavi Solutions, Inc.*	8,800	85,536
Vonage Holdings Corp.*	7,500	79,875
Windstream Holdings, Inc.	6,785	9,567

		1,870,723

Textiles — 0.1%
Culp, Inc.	500	15,275
UniFirst Corp.	577	93,272

		108,547

Transportation — 1.5%
Air Transport Services Group, Inc.*	2,085	48,622
ArcBest Corp.	995	31,890
Ardmore Shipping Corp.*	800	6,080
Atlas Air Worldwide Holdings, Inc.*	848	51,262
Bristow Group, Inc.	1,350	17,550
CAI International, Inc.*	660	14,032
Costamare, Inc.	1,200	7,488
Covenant Transportation Group, Inc., Class A*	400	11,932
Daseke, Inc.*	800	7,832
DHT Holdings, Inc.	3,900	13,260
Dorian LPG Ltd.*	1,032	7,730
Eagle Bulk Shipping, Inc.*	1,500	7,425
Echo Global Logistics, Inc.*	1,000	27,600
Era Group, Inc.*	800	7,480
Forward Air Corp.	1,196	63,220
Frontline Ltd.	2,800	12,404
GasLog Ltd.	1,700	27,965
Gener8 Maritime, Inc.*	900	5,085
Golar LNG Ltd.	3,800	103,968
Heartland Express, Inc.	1,967	35,386
Hub Group, Inc., Class A*	1,243	52,019
International Seaways, Inc.*	1,133	19,941
Knight-Swift Transportation Holdings, Inc.	4,680	215,327
Marten Transport Ltd.	1,451	33,083
Matson, Inc.	1,600	45,824
Navios Maritime Acquisition Corp.	3,700	3,108

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Nordic American Tankers Ltd.	3,567	$6,920
Overseas Shipholding Group, Inc., Class A*	1,600	4,544
PHI, Inc.*	593	6,072
Radiant Logistics, Inc.*	1,000	3,870
Roadrunner Transportation Systems, Inc.*	1,000	2,540
Saia, Inc.*	961	72,219
Schneider National, Inc., Class B	1,300	33,878
Scorpio Bulkers, Inc.	2,600	18,330
Scorpio Tankers, Inc.	7,100	13,916
Ship Finance International Ltd.	2,284	32,661
Teekay Corp.	1,900	15,371
Teekay Tankers Ltd., Class A	9,293	11,059
Universal Logistics Holdings, Inc.	100	2,115
Werner Enterprises, Inc.	1,752	63,948
YRC Worldwide, Inc.*	1,300	11,479

		1,176,435

Trucking and Leasing — 0.2%
GATX Corp.	1,500	102,735
Textainer Group Holdings Ltd.*	812	13,763
The Greenbrier Cos., Inc.	1,047	52,612

		169,110

Water — 0.3%
American States Water Co.	1,424	75,557
Artesian Resources Corp., Class A	313	11,418
California Water Service Group	1,866	69,509
Connecticut Water Service, Inc.	419	25,362
Consolidated Water Co., Ltd.	800	11,640
Middlesex Water Co.	531	19,488
PICO Holdings, Inc.	792	9,068
SJW Group	688	36,265
The York Water Co.	597	18,507

		276,814

TOTAL COMMON STOCKS (Cost $50,511,156)		74,051,468

REAL ESTATE INVESTMENT TRUSTS — 6.2%
Apartments — 0.2%
Bluerock Residential Growth REIT, Inc.	600	5,100
Education Realty Trust, Inc.	2,901	95,008
Front Yard Residential Corp.	2,200	22,110
Independence Realty Trust, Inc.	2,692	24,712
Preferred Apartment Communities, Inc., Class A	1,400	19,866

		166,796

Building & Real Estate — 0.7%
Agree Realty Corp.	996	47,848
Anworth Mortgage Asset Corp.	3,731	17,909
Apollo Commercial Real Estate Finance, Inc.	3,756	67,533
Ares Commercial Real Estate Corp.	1,000	12,350
Capstead Mortgage Corp.	3,475	30,059
CYS Investments, Inc.	5,856	39,352
Dynex Capital, Inc.	2,307	15,295
Getty Realty Corp.	1,169	29,482
Invesco Mortgage Capital, Inc.	4,407	72,187

	Number of Shares	Value†

Building & Real Estate — (continued)
iStar, Inc.*	2,718	$27,642
New York Mortgage Trust, Inc.	4,700	27,871
PennyMac Mortgage Investment Trust	2,692	48,537
Redwood Trust, Inc.	2,777	42,960
Resource Capital Corp.	1,175	11,174
Select Income REIT	2,400	46,752

		536,951

Diversified — 0.7%
AG Mortgage Investment Trust, Inc.	1,188	20,635
Armada Hoffler Properties, Inc.	1,400	19,166
CatchMark Timber Trust, Inc., Class A	1,300	16,211
Clipper Realty, Inc.	600	5,082
CorEnergy Infrastructure Trust, Inc.	500	18,770
Cousins Properties, Inc.	15,570	135,148
NexPoint Residential Trust, Inc.	600	14,904
NorthStar Realty Europe Corp.	2,100	27,342
PS Business Parks, Inc.	765	86,476
STAG lndustrial, Inc.	3,300	78,936
The GEO Group, Inc.	4,752	97,273
Tier REIT, Inc.	2,000	36,960
UMH Properties, Inc.	968	12,981
Whitestone REIT	1,400	14,546

		584,430

Diversified Financial Services — 0.1%
ARMOUR Residential REIT, Inc.	1,375	32,010
Cherry Hill Mortgage Investment Corp.	500	8,770
Great Ajax Corp.	600	8,130
Orchid Island Capital, Inc.	1,200	8,844
Owens Realty Mortgage, Inc.	500	7,290
RAIT Financial Trust	3,606	582
Sutherland Asset Management Corp.	700	10,605
Western Asset Mortgage Capital Corp.	1,597	15,475

		91,706

Healthcare — 0.9%
CareTrust REIT, Inc.	2,795	37,453
Global Medical REIT, Inc.	900	6,255
Healthcare Realty Trust, Inc.	4,572	126,690
LTC Properties, Inc.	1,517	57,646
MedEquities Realty Trust, Inc.	1,100	11,561
National Health Investors, Inc.	1,557	104,771
New Senior Investment Group, Inc.	2,700	22,086
Physicians Realty Trust	6,900	107,433
Quality Care Properties, Inc.*	3,700	71,891
Sabra Health Care REIT, Inc.	6,793	119,896
Universal Health Realty Income Trust	520	31,252

		696,934

Hotels & Resorts — 1.1%
Ashford Hospitality Prime, Inc.	987	9,594
Ashford Hospitality Trust, Inc.	3,020	19,509
Chatham Lodging Trust	1,400	26,810
Chesapeake Lodging Trust	2,389	66,438
DiamondRock Hospitality Co.	7,723	80,628
Hersha Hospitality Trust	1,517	27,154
LaSalle Hotel Properties	4,417	128,137

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Hotels & Resorts — (continued)
Pebblebrook Hotel Trust	2,609	$89,619
RLJ Lodging Trust	6,480	125,971
Ryman Hospitality Properties, Inc.	1,712	132,595
Summit Hotel Properties, Inc.	4,000	54,440
Sunstone Hotel Investors, Inc.	8,747	133,130

		894,025

Industrial — 0.8%
EastGroup Properties, Inc.	1,275	105,392
First Industrial Realty Trust, Inc.	4,429	129,460
Gramercy Property Trust	6,039	131,227
InfraREIT, Inc.*	1,700	33,031
Monmouth Real Estate Investment Corp., Class A	2,649	39,841
QTS Realty Trust, Inc., Class A	1,743	63,131
Rexford Industrial Realty, Inc.	2,900	83,491
Terreno Realty Corp.	1,875	64,706

		650,279

Mixed Industrial/Office — 0.3%
Axon Enterprise, Inc.*	2,011	79,052
Gladstone Commercial Corp.	1,052	18,242
Investors Real Estate Trust	4,618	23,968
Lexington Realty Trust	8,515	67,013
One Liberty Properties, Inc.	503	11,116
Washington Real Estate Investment Trust	3,006	82,064

		281,455

Office Property — 0.3%
American Assets Trust, Inc.	1,600	53,456
City Office REIT, Inc.	900	10,404
Easterly Government Properties, Inc.	1,300	26,520
Franklin Street Properties Corp.	4,045	34,019
Government Properties Income Trust	3,644	49,777
Mack-Cali Realty Corp.	3,500	58,485

		232,661

Real Estate — 0.2%
Global Net Lease, Inc.	2,633	44,445
Xenia Hotels & Resorts, Inc.	4,200	82,824

		127,269

Regional Malls — 0.2%
CBL & Associates Properties, Inc.	6,900	28,773
MTGE Investment Corp.	1,743	31,200
Pennsylvania Real Estate Investment Trust	2,715	26,200
Washington Prime Group, Inc.	7,000	46,690

		132,863

Storage & Warehousing — 0.1%
Americold Realty Trust	2,000	38,160
Jernigan Capital, Inc.	400	7,240
National Storage Affiliates Trust	1,800	45,144

		90,544

Strip Centers — 0.6%
Acadia Realty Trust	3,120	76,752
Alexander’s, Inc.	86	32,786
Cedar Realty Trust, Inc.	2,826	11,134

	Number of Shares	Value†

Strip Centers — (continued)
Kite Realty Group Trust	3,251	$49,513
Ramco-Gershenson Properties Trust	3,141	38,823
Retail Opportunity Investments Corp.	4,300	75,981
Saul Centers, Inc.	351	17,890
Seritage Growth Properties	1,000	35,550
Urban Edge Properties	3,800	81,130
Urstadt Biddle Properties, Inc., Class A	1,216	23,469

		443,028

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,689,488)		4,928,941

RIGHTS — 0.0%
Chelsea Therapeutics International Ltd. CVR~	1,600	0
Cubist Pharmaceuticals, Inc.~	1,200	0
Durata Therapeutics CVR Shares~	500	0
Dyax Corp. CVR*~	5,620	18,771
Media General CVR~	4,400	440
Newstar Financial, Inc.~	1,300	640
Tobira Therapeutic, Inc. CVR~	400	4,708

TOTAL RIGHTS (Cost $1,390)		24,559

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%¤
U.S. Treasury Bills[1] 1.033%, 06/07/18 (Cost $56,840)	57	56,826

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $759,269)	759,269	759,269

TOTAL INVESTMENTS — 100.5% (Cost $56,018,143)		$79,821,063

Other Assets & Liabilities — (0.5)%		(370,994)

TOTAL NET ASSETS — 100.0%		$79,450,069

[1]	All or portion of securities segregated as collateral for futures contracts.
~	Fair valued security. The total market value of fair valued securities at March 31, 2018 is $28,203.
†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

CVR — Contingent Valued Rights.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$74,051,468	$74,047,824	$3,644	$—
REAL ESTATE INVESTMENT TRUSTS	4,928,941	4,928,941	—	—
U.S. TREASURY OBLIGATIONS	56,826	—	56,826	—
RIGHTS	24,559	—	24,559	—
SHORT-TERM INVESTMENTS	759,269	759,269	—	—
TOTAL INVESTMENTS	$79,821,063	$79,736,034	$85,029	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(18,546)	$—	$(18,546)	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(18,546)	$—	$(18,546)	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Future Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	Russell 2000 Mini Index	6/30/2018	8	50	1,531	612,400	$—	$(18,546)

							$—	$(18,546)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (UNAUDITED)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 98.4%
Australia — 6.5%
AGL Energy Ltd.	5,276	$88,429
Alumina Ltd.	15,918	29,207
Amcor Ltd.	9,071	99,330
AMP Ltd.	21,837	84,273
APA Group	9,267	56,427
Aristocrat Leisure Ltd.	4,196	78,342
ASX Ltd.	1,401	60,716
Aurizon Holdings Ltd.	15,495	50,834
AusNet Services	11,455	14,817
Australia & New Zealand Banking Group Ltd.	22,352	465,220
Bank of Queensland Ltd.	3,336	28,317
Bendigo & Adelaide Bank Ltd.	4,040	30,760
BHP Billiton Ltd.	24,764	548,906
BlueScope Steel Ltd.	4,455	52,414
Boral Ltd.	8,109	46,775
Brambles Ltd.	12,161	93,857
Caltex Australia Ltd.	2,100	51,011
Challenger Ltd.	4,465	39,988
CIMIC Group Ltd.	829	28,532
Coca-Cola Amatil Ltd.	3,824	25,607
Cochlear Ltd.	418	58,707
Commonwealth Bank of Australia	13,353	746,723
Computershare Ltd.	3,381	45,341
Crown Resorts Ltd.	2,801	27,509
CSL Ltd.	3,491	420,590
Dexus	7,850	56,526
Domino’s Pizza Enterprises Ltd.	473	15,241
Flight Centre Travel Group Ltd.	439	19,326
Fortescue Metals Group Ltd.	11,253	37,908
Goodman Group	13,411	87,200
Harvey Norman Holdings Ltd.	3,235	9,249
Healthscope Ltd.	13,599	20,376
Incitec Pivot Ltd.	13,612	37,045
Insurance Australia Group Ltd.	17,729	102,650
LendLease Group	4,333	58,093
Macquarie Group Ltd.	2,525	201,336
Medibank Pvt. Ltd.	21,209	47,604
Mirvac Group	26,971	44,823
National Australia Bank Ltd.	20,651	455,902
Newcrest Mining Ltd.	5,921	89,304
Oil Search Ltd.	10,741	59,663
Orica Ltd.	2,861	39,381
Origin Energy Ltd.*	14,077	95,000
QBE Insurance Group Ltd.	10,872	81,113
Ramsay Health Care Ltd.	1,058	50,972
REA Group Ltd.	400	24,559
Rio Tinto Ltd.	3,116	176,528
Santos Ltd.*	12,884	50,815
Scentre Group	41,172	121,494
SEEK Ltd.	2,700	38,943
Sonic Healthcare Ltd.	2,886	51,066
South32 Ltd.	16,770	41,554
South32 Ltd.	24,967	62,746
Stockland	18,731	58,120
Suncorp Group Ltd.	9,789	100,958

	Number of Shares	Value†

Australia — (continued)
Sydney Airport	8,538	$44,268
Tabcorp Holdings Ltd.	13,929	47,235
Telstra Corp. Ltd.	33,844	81,925
The GPT Group	13,907	50,969
The GPT Group, In Specie~	16,419	0
TPG Telecom Ltd.	2,232	9,483
Transurban Group	16,980	149,740
Treasury Wine Estates Ltd.	5,948	77,712
Vicinity Centres	25,092	46,638
Wesfarmers Ltd.	8,823	282,731
Westfield Corp.	14,754	96,773
Westpac Banking Corp.	25,909	573,869
Woodside Petroleum Ltd.	6,748	153,026
Woolworths Ltd.	9,878	200,494

		7,422,990

Austria — 0.3%
Andritz AG	564	31,538
Erste Group Bank AG	2,258	113,517
OMV AG	1,135	66,201
Raiffeisen Bank International AG*	1,156	45,026
voestalpine AG	888	46,582

		302,864

Belgium — 1.1%
Ageas	1,453	74,981
Anheuser-Busch InBev N.V.	5,803	638,022
Colruyt S.A.	365	20,203
Groupe Bruxelles Lambert S.A.	597	68,281
KBC Groep N.V.	1,908	166,147
Proximus SADP	1,133	35,227
Solvay S.A.	600	83,388
Telenet Group Holding N.V.*	377	25,201
UCB S.A.	1,013	82,497
Umicore SA	1,476	78,191

		1,272,138

Bermuda — 0.1%
Jardine Strategic Holdings Ltd.	1,700	65,354

China — 0.1%
Minth Group Ltd.	6,000	27,529
Sands China Ltd.	19,200	104,339
Yangzijiang Shipbuilding Holdings Ltd.	19,000	17,696

		149,564

Denmark — 1.8%
A.P. Moller - Maersk A/S, B Shares	51	79,590
A.P. Moller - Maersk A/S, A Shares	31	45,670
Carlsberg A/S, B Shares	840	100,292
Chr Hansen Holding AS	775	67,074
Coloplast A/S, Class B	905	76,759
Danske Bank A/S	5,740	215,068
DSV A/S	1,517	119,765
Genmab A/S*	448	96,519
H Lundbeck A/S	500	28,083
ISS A/S	1,307	48,541
Novo Nordisk A/S, B Shares	14,210	698,931

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Novozymes A/S, B Shares	1,690	$87,982
Orsted A/S144A @	1,454	94,600
Pandora A/S	825	89,262
TDC A/S*	6,200	51,377
Tryg A/S	965	22,484
Vestas Wind Systems A/S	1,658	118,633
William Demant Holding A/S*	935	34,829

		2,075,459

Finland — 1.0%
Elisa OYJ	1,000	45,229
Fortum OYJ	3,489	74,954
Kone OYJ, B Shares	2,641	131,807
Metso OYJ	784	24,736
Neste OYJ	918	63,898
Nokia OYJ	44,789	247,330
Nokian Renkaat OYJ	902	40,964
Orion OYJ, B Shares	750	22,959
Sampo OYJ, A Shares	3,451	192,265
Stora Enso OYJ, R Shares	4,323	79,484
UPM-Kymmene OYJ	4,158	154,153
Wartsila OYJ Abp	3,552	78,483

		1,156,262

France — 10.0%
Accor S.A.	1,399	75,581
Aeroports de Paris	215	46,840
Air Liquide S.A.	3,296	404,478
Alstom S.E.	1,201	54,168
Amundi SA144A @	462	37,102
Arkema S.A.	503	65,666
AtoS S.A.	702	96,181
AXA S.A.	14,767	392,552
BioMerieux	318	26,190
BNP Paribas S.A.	8,561	634,891
Bollore S.A.	7,035	37,527
Bollore SA*	40	213
Bouygues S.A.	1,571	78,767
Bureau Veritas S.A.	1,943	50,507
Capgemini S.E.	1,222	152,475
Carrefour S.A.	4,611	95,632
Casino Guichard Perrachon S.A.	468	22,922
Cie de Saint-Gobain	3,857	203,669
Cie Generale des Etablissements Michelin, B Shares	1,336	197,785
CNP Assurances	1,195	30,167
Credit Agricole S.A.	8,891	144,968
Danone S.A.	4,610	373,790
Dassault Aviation S.A.	18	34,388
Dassault Systemes S.A.	994	135,178
Edenred	1,781	61,948
Eiffage S.A.	572	65,146
Electricite de France S.A.	4,320	62,547
Engie SA	14,037	234,397
Essilor International S.A.	1,571	211,929
Eurazeo S.A.	378	34,805
Eutelsat Communications S.A.	1,342	26,599

	Number of Shares	Value†

France — (continued)
Faurecia S.A.	580	$46,931
Fonciere Des Regions	278	30,669
Gecina S.A.	357	61,951
Groupe Eurotunnel S.E.	3,742	53,410
Hermes International	247	146,410
ICADE	232	22,524
Iliad S.A.	205	42,440
Imerys S.A.	213	20,700
Ingenico Group S.A.	444	36,038
Ipsen S.A.	293	45,543
JCDecaux S.A.	510	17,735
Kering	572	274,341
Klepierre	1,645	66,305
L’Oreal S.A.	1,937	437,489
Lagardere S.C.A.	948	27,079
Legrand S.A.	2,075	162,806
LVMH Moet Hennessy Louis Vuitton S.E.	2,124	654,561
Natixis	7,282	59,751
Orange S.A.	15,519	263,790
Pernod Ricard S.A.	1,645	273,906
Peugeot S.A.	4,031	97,064
Publicis Groupe S.A.	1,534	106,815
Remy Cointreau S.A.	157	22,395
Renault S.A.	1,380	167,460
Rexel S.A.	2,198	37,234
Safran S.A.	2,564	272,117
Sanofi S.A.	8,662	695,040
Schneider Electric S.E.	4,336	381,835
SCOR S.E.	1,349	55,073
SEB S.A.	179	34,237
Societe BIC S.A.	246	24,454
Societe Generale S.A.	5,913	321,138
Sodexo S.A.	698	70,252
Suez Environment Co.	2,717	39,369
Teleperformance	442	68,544
Thales S.A.	777	94,657
TOTAL S.A.	18,459	1,058,065
Ubisoft Entertainment SA*	482	40,793
Unibail-Rodamco S.E.	772	176,343
Valeo SA	1,888	124,892
Veolia Environment S.A.	3,504	83,246
Vinci S.A.	3,835	377,729
Vivendi S.A.	7,827	202,992
Wendel S.A.	185	28,847

		11,413,978

Germany — 9.0%
1&1 Drillisch AG	408	27,529
adidas AG	1,429	347,672
Allianz S.E.	3,401	768,821
Axel Springer S.E.	327	27,355
BASF S.E.	7,000	709,922
Bayer AG	6,303	710,562
Bayerische Motoren Werke AG	2,582	280,844
Beiersdorf AG	792	89,756
Brenntag AG	1,140	67,867
Commerzbank AG*	8,245	107,039

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Continental AG	852	$235,332
Covestro AG144A @	1,238	121,902
Daimler AG	7,379	628,692
Deutsche Bank AG	15,849	221,101
Deutsche Boerse AG	1,516	207,242
Deutsche Lufthansa AG	1,732	55,368
Deutsche Post AG	7,461	326,787
Deutsche Telekom AG	25,368	415,039
Deutsche Wohnen S.E.	2,770	129,248
E.ON S.E.	17,190	191,017
Evonik Industries AG	1,096	38,649
Fraport AG Frankfurt Airport Services Worldwide	272	26,844
Fresenius Medical Care AG & Co. KGaA	1,627	166,170
Fresenius S.E. & Co. KGaA	3,201	244,764
GEA Group AG	1,350	57,411
Hannover Rueck S.E.	474	64,669
HeidelbergCement AG	1,153	113,273
Henkel AG & Co. KGaA	823	103,685
Hochtief AG	160	29,909
Hugo Boss AG	454	39,551
Infineon Technologies AG	8,762	235,639
Innogy S.E.144A @	1,102	52,234
K+S AG	1,330	38,413
KION Group AG	553	51,628
LANXESS AG	691	52,969
Linde AG*	1,410	297,946
MAN S.E.	297	34,633
Merck KGaA	1,016	97,483
METRO AG	1,566	27,703
MTU Aero Engines AG	398	67,078
Muenchener Ruckversicherungs AG	1,188	276,260
OSRAM Licht AG	667	49,083
ProSiebenSat.1 Media AG	1,773	61,411
RWE AG*	3,801	93,954
SAP S.E.	7,491	786,420
Siemens AG	5,831	744,021
Siemens Healthineers AG*144A @	573	23,549
Symrise AG	883	71,099
Telefonica Deutschland Holding AG	5,808	27,291
Thyssenkrupp AG	3,349	87,450
TUI AG	3,097	66,411
Uniper S.E.	1,539	46,901
United Internet AG	908	57,214
Volkswagen AG	247	49,437
Vonovia S.E.	3,623	179,664
Wirecard AG	897	106,332
Zalando SE*144A @	869	47,420

		10,283,663

Hong Kong — 3.3%
AIA Group Ltd.	92,000	786,478
ASM Pacific Technology Ltd.	1,700	23,950
Bank of East Asia Ltd.	8,329	33,374
BOC Hong Kong Holdings Ltd.	28,000	137,362
CK Asset Holdings Ltd.	19,670	165,997
CK Hutchison Holdings Ltd.	20,628	247,851

	Number of Shares	Value†

Hong Kong — (continued)
CK Infrastructure Holdings Ltd.	5,000	$40,982
CLP Holdings Ltd.	12,500	127,450
First Pacific Co., Ltd.	15,750	8,560
Galaxy Entertainment Group Ltd.	18,000	165,216
Hang Lung Group Ltd.	7,000	22,956
Hang Lung Properties Ltd.	14,000	32,858
Hang Seng Bank Ltd.	5,900	137,084
Henderson Land Development Co., Ltd.	9,828	64,443
HK Electric Investments & HK Electric Investments Ltd.144A @	20,777	20,147
HKT Trust & HKT Ltd.	30,240	38,126
Hong Kong & China Gas Co., Ltd.	65,410	134,794
Hong Kong Exchanges & Clearing Ltd.	8,965	295,281
Hongkong Land Holdings Ltd.	9,000	62,181
Hysan Development Co., Ltd.	5,140	27,277
Kerry Properties Ltd.	3,509	15,868
Kingston Financial Group Ltd.	32,000	14,395
Li & Fung Ltd.	50,000	24,649
Link REIT	16,676	142,942
Melco Resorts & Entertainment Ltd. ADR	1,967	57,004
MGM China Holdings Ltd.	8,400	21,847
MTR Corp., Ltd.	11,599	62,613
New World Development Co., Ltd.	45,236	64,473
NWS Holdings Ltd.	14,013	25,524
PCCW Ltd.	33,068	19,192
Power Assets Holdings Ltd.	10,500	93,801
Shangri-La Asia Ltd.	6,666	13,535
Sino Land Co., Ltd.	22,142	35,889
SJM Holdings Ltd.	17,000	14,894
Sun Hung Kai Properties Ltd.	11,161	177,158
Swire Pacific Ltd., A Shares	4,000	40,506
Swire Properties Ltd.	9,336	32,836
Techtronic Industries Co., Ltd.	11,000	64,560
The Wharf Holdings Ltd.	9,000	31,161
WH Group Ltd.144A @	63,823	68,385
Wharf Real Estate Investment Co. Ltd.	9,000	58,828
Wheelock & Co., Ltd.	7,000	51,345
Yue Yuen Industrial Holdings Ltd.	7,000	28,045

		3,731,817

Ireland — 1.0%
AIB Group PLC	6,225	37,471
Anglo Irish Bank Corp. PLC~	3,146	0
Bank of Ireland Group PLC*	7,345	64,364
CRH PLC	6,346	214,951
DCC PLC	683	62,930
Experian PLC	7,293	157,723
James Hardie Industries PLC	3,086	54,769
Kerry Group PLC, A Shares	1,177	119,335
Paddy Power Betfair PLC	632	64,894
Ryanair Holdings PLC ADR*	173	21,253
Shire PLC	6,855	341,171

		1,138,861

Isle of Man — 0.0%
GVC Holdings PLC	4,148	53,598

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Israel — 0.4%
Azrieli Group Ltd.	283	$13,604
Bank Hapoalim BM	8,292	57,023
Bank Leumi Le-Israel BM	11,337	68,481
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	19,240
Check Point Software Technologies Ltd.*	1,012	100,532
Elbit Systems Ltd.	186	22,396
Frutarom Industries Ltd.	303	27,860
Israel Chemicals Ltd.	3,410	14,476
Mizrahi Tefahot Bank Ltd.	783	14,999
NICE Systems Ltd.*	400	37,375
Teva Pharmaceutical Industries Ltd.	7,232	123,400

		499,386

Italy — 2.2%
Assicurazioni Generali SpA	9,446	181,573
Atlantia SpA	3,533	109,475
Davide Campari-Milano SpA	4,464	33,796
Enel SpA	61,790	378,107
Eni SpA	19,544	344,273
Ferrari N.V.	959	115,283
Intesa Sanpaolo SpA	103,608	377,238
Intesa Sanpaolo SpA, RSP	6,547	24,799
Leonardo SpA	3,179	36,766
Luxottica Group SpA	1,314	81,632
Mediobanca Banca di Credito Finanziario SpA	4,539	53,362
Poste Italiane SpA144A @	4,029	36,802
Prysmian SpA	1,608	50,495
Recordati SpA	813	29,996
Snam SpA	17,702	81,373
Telecom Italia SpA*	90,713	86,131
Telecom Italia SpA, RSP	52,300	43,544
Terna Rete Elettrica Nasionale SpA	11,628	67,953
UniCredit SpA*	15,616	326,392
UnipolSai Assicurazioni SpA	8,602	20,453

		2,479,443

Japan — 24.3%
ABC-Mart, Inc.	200	13,171
Acom Co., Ltd.*	3,200	14,370
Aeon Co., Ltd.	4,700	83,589
AEON Financial Service Co., Ltd.	700	16,231
Aeon Mall Co., Ltd.	710	14,933
Air Water, Inc.	1,000	19,547
Aisin Seiki Co., Ltd.	1,400	76,402
Ajinomoto Co., Inc.	4,000	72,641
Alfresa Holdings Corp.	1,600	36,129
Alps Electric Co., Ltd.	1,400	34,656
Amada Holdings Co., Ltd.	2,400	29,173
ANA Holdings, Ltd.	800	31,000
Aozora Bank Ltd.	1,000	40,136
Asahi Glass Co., Ltd.	1,600	67,052
Asahi Group Holdings Ltd.	2,900	155,958
Asahi Kasei Corp.	10,000	133,658
Asics Corp.	1,000	18,626
Astellas Pharma, Inc.	16,000	244,736

	Number of Shares	Value†

Japan — (continued)
Bandai Namco Holdings, Inc.	1,500	$48,546
Benesse Holdings, Inc.	500	18,190
Bridgestone Corp.	5,000	219,969
Brother Industries Ltd.	1,800	41,737
Calbee, Inc.	600	20,388
Canon, Inc.	8,300	301,110
Casio Computer Co., Ltd.	1,500	22,344
Central Japan Railway Co.	1,100	209,927
Chubu Electric Power Co., Inc.	5,100	73,194
Chugai Pharmaceutical Co., Ltd.	1,800	91,383
Coca-Cola Bottlers Japan, Inc.	1,000	41,298
Concordia Financial Group Ltd.	8,800	49,689
Credit Saison Co., Ltd.	1,000	16,738
CYBERDYNE, Inc.*	1,000	14,341
Dai Nippon Printing Co., Ltd.	2,000	41,562
Daicel Corp.	2,000	21,962
Daifuku Co. Ltd.	800	47,430
Daiichi Sankyo Co., Ltd.	4,200	140,893
Daikin Industries Ltd.	1,900	211,077
Daito Trust Construction Co., Ltd.	500	85,133
Daiwa House Industry Co., Ltd.	4,300	165,650
Daiwa House REIT Investment Corp.	11	26,597
Daiwa Securities Group, Inc.	13,000	83,667
DeNA Co., Ltd.	800	14,570
Denso Corp.	3,700	203,517
Dentsu, Inc.	1,700	75,128
Disco Corp.	200	42,749
Don Quijote Holdings Co., Ltd.	800	45,848
East Japan Railway Co.	2,500	233,735
Eisai Co., Ltd.	2,000	128,773
Electric Power Development Co., Ltd.	1,000	25,776
FamilyMart Co., Ltd.	600	49,990
FANUC Corp.	1,500	386,030
Fast Retailing Co., Ltd.	400	160,693
Fuji Electric Co., Ltd.	4,000	27,559
FUJIFILM Holdings Corp.	3,100	123,794
Fujitsu Ltd.	15,000	91,154
Fukuoka Financial Group, Inc.	6,000	32,869
Hakuhodo DY Holdings, Inc.	1,500	20,706
Hamamatsu Photonics K.K.	1,000	38,471
Hankyu Hanshin Holdings, Inc.	1,800	67,417
Hikari Tsushin, Inc.	100	16,131
Hino Motors Ltd.	2,000	26,009
Hirose Electric Co., Ltd.	220	30,393
Hisamitsu Pharmaceutical Co., Inc.	400	30,921
Hitachi Chemical Co., Ltd.	800	17,872
Hitachi Construction Machinery Co., Ltd.	700	27,172
Hitachi High-Technologies Corp.	500	23,769
Hitachi Ltd.	37,000	269,493
Hitachi Metals Ltd.	1,400	16,454
Honda Motor Co., Ltd.	13,100	453,477
Hoshizaki Corp.	400	35,660
Hoya Corp.	3,000	151,538
Hulic Co., Ltd.	2,500	27,244
Idemitsu Kosan Co., Ltd.	900	34,435
IHI Corp.	1,200	37,439

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Iida Group Holdings Co., Ltd.	1,000	$18,693
Inpex Corp.	7,200	89,347
Isetan Mitsukoshi Holdings Ltd.	2,500	27,664
Isuzu Motors Ltd.	4,500	68,947
ITOCHU Corp.	11,600	226,515
J. Front Retailing Co., Ltd.	2,000	33,779
Japan Airlines Co., Ltd.	1,000	40,716
Japan Airport Terminal Co., Ltd.	300	11,648
Japan Exchange Group, Inc.	4,000	74,897
Japan Post Bank Co., Ltd.	3,000	40,713
Japan Post Holdings Co., Ltd.	12,300	149,475
Japan Prime Realty Investment Corp.	6	21,798
Japan Real Estate Investment Corp.	10	51,982
Japan Retail Fund Investment Corp.	20	38,783
Japan Tobacco, Inc.	8,300	237,106
JFE Holdings, Inc.	3,800	76,651
JGC Corp.	1,600	34,836
JSR Corp.	1,500	33,759
JTEKT Corp.	1,500	22,102
JXTG Holdings, Inc.	24,090	146,867
Kajima Corp.	7,000	65,810
Kakaku.com, Inc.	1,100	19,467
Kamigumi Co., Ltd.	1,000	22,417
Kaneka Corp.	2,000	19,895
Kansai Paint Co., Ltd.	1,400	32,722
Kao Corp.	3,700	277,772
Kawasaki Heavy Industries Ltd.	1,000	32,270
KDDI Corp.	13,900	357,987
Keihan Holdings Co., Ltd.	600	18,615
Keikyu Corp.	2,000	35,154
Keio Corp.	800	34,480
Keisei Electric Railway Co., Ltd.	1,000	30,781
Keyence Corp.	782	488,483
Kikkoman Corp.	1,000	40,542
Kintetsu Group Holdings Co., Ltd.	1,300	51,079
Kirin Holdings Co., Ltd.	6,800	181,030
Kobe Steel Ltd.*	2,600	25,790
Koito Manufacturing Co., Ltd.	800	55,867
Komatsu Ltd.	7,000	234,493
Konami Corp.	700	35,649
Konica Minolta, Inc.	4,000	34,004
Kose Corp.	200	42,045
Kubota Corp.	8,200	144,546
Kuraray Co., Ltd.	2,600	45,080
Kurita Water Industries Ltd.	800	25,826
Kyocera Corp.	2,400	136,075
Kyowa Hakko Kirin Co., Ltd.	2,000	43,435
Kyushu Electric Power Co., Inc.	2,900	35,025
Kyushu Financial Group, Inc.	3,000	14,983
Kyushu Railway Co.	1,200	37,436
Lawson, Inc.	400	27,345
LINE Corp.*	300	11,807
Lion Corp.	1,500	30,783
LIXIL Group Corp.	2,100	46,584
M3, Inc.	1,700	78,111
Mabuchi Motor Co., Ltd.	400	19,899

	Number of Shares	Value†

Japan — (continued)
Makita Corp.	1,600	$79,255
Marubeni Corp.	13,000	94,933
Marui Group Co., Ltd.	1,500	30,248
Maruichi Steel Tube Ltd.	300	9,142
Mazda Motor Corp.	4,500	60,182
McDonald’s Holdings Co., Japan Ltd.	400	18,930
Mebuki Financial Group, Inc.	7,020	27,268
Medipal Holdings Corp.	1,100	22,958
MEIJI Holdings Co., Ltd.	900	69,135
MINEBEA MITSUMI, Inc.	3,000	64,505
MISUMI Group, Inc.	2,200	60,930
Mitsubishi Chemical Holdings Corp.	10,800	105,154
Mitsubishi Corp.	11,500	309,569
Mitsubishi Electric Corp.	15,000	243,458
Mitsubishi Estate Co., Ltd.	9,700	162,489
Mitsubishi Gas Chemical Co., Inc.	1,500	36,199
Mitsubishi Heavy Industries Ltd.	2,400	92,542
Mitsubishi Materials Corp.	900	26,678
Mitsubishi Motors Corp.	5,200	37,188
Mitsubishi Tanabe Pharma Corp.	1,900	38,386
Mitsubishi UFJ Financial Group, Inc.	91,300	606,745
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	20,967
Mitsui & Co., Ltd.	13,300	228,865
Mitsui Chemicals, Inc.	1,400	44,449
Mitsui Fudosan Co., Ltd.	7,000	168,989
Mitsui OSK Lines Ltd.	1,000	28,398
Mixi, Inc.	300	11,224
Mizuho Financial Group, Inc.	186,280	339,473
MS&AD Insurance Group Holdings, Inc.	3,690	114,624
Murata Manufacturing Co., Ltd.	1,500	207,048
Nabtesco Corp.	900	35,054
Nagoya Railroad Co., Ltd.	1,400	35,724
NEC Corp.	2,100	59,029
Nexon Co., Ltd.*	3,000	50,861
NGK Insulators Ltd.	2,000	34,644
NGK Spark Plug Co., Ltd.	1,400	33,734
NH Foods Ltd.	500	20,530
Nidec Corp.	1,800	277,036
Nikon Corp.	2,400	43,382
Nintendo Co., Ltd.	900	399,846
Nippon Building Fund, Inc.	10	55,468
Nippon Electric Glass Co., Ltd.	700	20,292
Nippon Express Co., Ltd.	600	39,698
Nippon Paint Holdings Co., Ltd.	1,300	47,883
Nippon Prologis REIT, Inc.	15	32,579
Nippon Steel & Sumitomo Metal Corp.	5,917	129,907
Nippon Telegraph & Telephone Corp.	5,400	251,927
Nippon Yusen K.K.	1,300	25,524
Nissan Chemical Industries Ltd.	1,000	41,541
Nissan Motor Co., Ltd.	18,100	186,831
Nisshin Seifun Group, Inc.	1,315	26,130
Nissin Foods Holdings Co., Ltd.	500	34,690
Nitori Holdings Co., Ltd.	600	105,220
Nitto Denko Corp.	1,300	98,253
NOK Corp.	700	13,669
Nomura Holdings, Inc.	28,500	166,192

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Nomura Real Estate Holdings, Inc.	1,000	$23,481
Nomura Real Estate Master Fund, Inc.	28	38,968
Nomura Research Institute Ltd.	910	42,997
NSK Ltd.	3,000	40,360
NTT Data Corp.	5,000	52,539
NTT DOCOMO, Inc.	10,600	270,230
Obayashi Corp.	5,000	55,079
Obic Co., Ltd.	500	42,134
Odakyu Electric Railway Co., Ltd.	2,100	42,780
Oji Holdings Corp.	6,000	38,672
Olympus Corp.	2,200	84,126
Omron Corp.	1,500	87,685
Ono Pharmaceutical Co., Ltd.	3,100	98,632
Oracle Corp. Japan	300	24,898
Oriental Land Co., Ltd.	1,700	173,939
ORIX Corp.	10,200	182,794
Osaka Gas Co., Ltd.	2,900	57,678
Otsuka Corp.	800	40,786
Otsuka Holdings Co., Ltd.	2,900	145,463
Panasonic Corp.	17,100	245,564
Park24 Co., Ltd.	800	21,830
Persol Holdings Co. Ltd.	1,400	40,679
Pola Orbis Holdings, Inc.	800	33,350
Rakuten, Inc.	7,300	60,324
Recruit Holdings Co., Ltd.	8,300	208,028
Renesas Electronics Corp.*	5,100	51,269
Resona Holdings, Inc.	16,400	88,149
Ricoh Co., Ltd.	5,000	49,394
Rinnai Corp.	300	28,531
Rohm Co., Ltd.	700	66,445
Ryohin Keikaku Co., Ltd.	200	66,818
Sankyo Co., Ltd.	400	13,993
Santen Pharmaceutical Co., Ltd.	3,000	50,238
SBI Holdings, Inc.	1,710	40,178
Secom Co., Ltd.	1,600	119,176
Sega Sammy Holdings, Inc.	1,200	19,443
Seibu Holdings, Inc.	1,600	28,052
Seiko Epson Corp.	2,200	38,126
Sekisui Chemical Co., Ltd.	3,000	52,611
Sekisui House Ltd.	4,600	84,170
Seven & I Holdings Co., Ltd.	5,700	244,144
Seven Bank Ltd.	5,300	17,003
Sharp Corp.*	1,200	35,939
Shimadzu Corp.	2,000	55,170
Shimamura Co., Ltd.	200	24,938
Shimano, Inc.	600	86,584
Shimizu Corp.	4,000	35,683
Shin-Etsu Chemical Co., Ltd.	3,000	312,928
Shinsei Bank Ltd.	1,400	21,718
Shionogi & Co., Ltd.	2,300	119,769
Shiseido Co., Ltd.	2,900	186,229
Showa Shell Sekiyu K.K.	1,000	13,613
SMC Corp.	400	162,720
SoftBank Corp.	6,300	469,925
Sohgo Security Services Co., Ltd.	500	24,572
Sompo Holdings, Inc.	2,625	105,769

	Number of Shares	Value†

Japan — (continued)
Sony Corp.	9,600	$472,323
Sony Financial Holdings, Inc.	1,200	21,912
Stanley Electric Co., Ltd.	1,000	37,547
Start Today Co., Ltd.	1,500	39,041
Subaru Corp.	4,700	155,583
SUMCO Corp.	1,800	47,012
Sumitomo Chemical Co., Ltd.	12,000	69,620
Sumitomo Corp.	8,900	149,098
Sumitomo Dainippon Pharma Co., Ltd.	1,400	23,388
Sumitomo Electric Industries Ltd.	5,900	90,173
Sumitomo Heavy Industries Ltd.	1,000	38,207
Sumitomo Metal Mining Co., Ltd.	1,800	74,451
Sumitomo Mitsui Financial Group, Inc.	10,200	432,728
Sumitomo Mitsui Trust Holdings, Inc.	2,543	103,956
Sumitomo Realty & Development Co., Ltd.	3,000	112,100
Sumitomo Rubber Industries Ltd.	1,200	22,125
Sundrug Co., Ltd.	600	28,084
Suntory Beverage & Food Ltd.	1,000	48,680
Suruga Bank Ltd.	1,300	18,244
Suzuken Co., Ltd.	440	18,515
Suzuki Motor Corp.	2,600	141,163
Sysmex Corp.	1,200	109,034
T&D Holdings, Inc.	4,300	68,397
Taiheiyo Cement Corp.	800	28,735
Taisei Corp.	1,600	82,064
Taisho Pharmaceutical Holdings Co., Ltd.	300	29,660
Taiyo Nippon Sanso Corp.	1,000	15,152
Takashimaya Co., Ltd.	2,000	19,225
Takeda Pharmaceutical Co., Ltd.	5,500	268,187
TDK Corp.	1,000	89,089
Teijin Ltd.	1,200	22,803
Terumo Corp.	2,500	130,030
The Bank of Kyoto Ltd.	400	22,667
The Chiba Bank Ltd.	5,000	40,880
The Chugoku Electric Power Co., Inc.	2,100	25,654
The Dai-ichi Life Insurance Co., Ltd.	8,500	156,923
The Hachijuni Bank Ltd.	3,200	17,391
The Kansai Electric Power Co., Inc.	5,400	70,603
The Shizuoka Bank Ltd.	4,000	38,466
The Yokohama Rubber Co., Ltd.	1,000	23,176
THK Co., Ltd.	1,000	41,600
Tobu Railway Co., Ltd.	1,400	42,776
Toho Co., Ltd.	900	29,956
Toho Gas Co., Ltd.	600	18,754
Tohoku Electric Power Co., Inc.	3,500	47,611
Tokio Marine Holdings, Inc.	5,200	235,783
Tokyo Electric Power Co., Inc.*	12,200	47,787
Tokyo Electron Ltd.	1,200	221,989
Tokyo Gas Co., Ltd.	3,000	80,161
Tokyo Tatemono Co., Ltd.	1,500	22,706
Tokyu Corp.	4,000	62,989
Tokyu Fudosan Holdings Corp.	4,000	28,780
Toppan Printing Co., Ltd.	4,000	32,880
Toray Industries, Inc.	11,000	104,637
Toshiba Corp.*	50,000	145,837
Tosoh Corp.	2,300	45,357

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
TOTO Ltd.	1,000	$52,431
Toyo Seikan Group Holdings Ltd.	1,000	14,921
Toyo Suisan Kaisha Ltd.	600	23,710
Toyoda Gosei Co., Ltd.	400	9,264
Toyota Industries Corp.	1,200	72,545
Toyota Motor Corp.	19,968	1,296,555
Toyota Tsusho Corp.	1,600	54,071
Trend Micro, Inc.	900	53,075
Tsuruha Holdings, Inc.	300	43,177
Unicharm Corp.	3,000	86,531
United Urban Investment Corp.	21	32,896
USS Co., Ltd.	1,500	30,701
West Japan Railway Co.	1,300	92,166
Yahoo Japan Corp.	10,400	48,681
Yakult Honsha Co., Ltd.	700	52,471
Yamada Denki Co., Ltd.	5,300	32,207
Yamaguchi Financial Group, Inc.	1,000	12,375
Yamaha Corp.	1,200	52,710
Yamaha Motor Co., Ltd.	2,100	62,479
Yamato Holdings Co., Ltd.	2,800	70,381
Yamazaki Baking Co., Ltd.	1,000	20,950
Yaskawa Electric Corp.	2,000	90,711
Yokogawa Electric Corp.	1,600	32,440

		27,782,209

Jersey — 0.1%
Randgold Resources Ltd.	746	61,975

Luxembourg — 0.3%
ArcelorMittal*	5,168	164,148
Eurofins Scientific S.E.	87	45,847
Millicom International Cellular S.A.	489	33,464
RTL Group S.A.	294	24,409
SES S.A.	2,712	36,710
Tenaris S.A.	3,478	60,121

		364,699

Macau — 0.0%
Wynn Macau Ltd.	12,400	45,449

Netherlands — 6.0%
ABN AMRO Group N.V.144A @	2,936	88,530
Aegon N.V.	13,389	90,333
AerCap Holdings N.V.*	1,113	56,451
Airbus S.E.	4,473	517,785
Akzo Nobel N.V.	1,963	185,470
Altice N.V. Class A*	3,728	30,810
ASML Holding N.V.	2,984	591,709
Boskalis Westminster	708	20,752
CNH Industrial N.V.	7,476	92,381
EXOR N.V.	848	60,364
Heineken Holdings N.V.	885	91,252
Heineken N.V.	1,992	214,248
ING Groep N.V.	29,578	499,135
Koninklijke Ahold Delhaize N.V.	9,999	236,936
Koninklijke DSM N.V.	1,417	140,846
Koninklijke KPN N.V.	25,935	77,986

	Number of Shares	Value†

Netherlands — (continued)
Koninklijke Philips N.V.	7,260	$278,000
Koninklijke Vopak N.V.	584	28,675
NN Group N.V.	2,397	106,499
NXP Semiconductors N.V.*	2,596	303,732
QIAGEN N.V.*	1,662	53,730
Randstad Holding N.V.	923	60,789
RELX N.V.	7,544	156,379
Royal Dutch Shell PLC, A Shares	34,658	1,096,526
Royal Dutch Shell PLC, B Shares	28,567	919,239
Unilever N.V.	12,410	700,489
Wolters Kluwer N.V.	2,305	122,591

		6,821,637

New Zealand — 0.2%
Auckland International Airport Ltd.	7,767	34,465
Fisher & Paykel Healthcare Corp. Ltd.	4,362	41,786
Fletcher Building Ltd.	4,795	21,024
Mercury NZ Ltd.	4,163	9,734
Meridian Energy Ltd.	7,526	15,567
Ryman Healthcare Ltd.	2,831	21,785
Spark New Zealand Ltd.	14,196	34,446

		178,807

Norway — 0.7%
DNB ASA	7,620	150,093
Gjensidige Forsikring ASA	1,418	26,080
Marine Harvest ASA	2,950	59,630
Norsk Hydro ASA	10,203	60,521
Orkla ASA	6,430	69,296
Schibsted ASA, B Shares	698	17,865
Statoil ASA	9,013	213,320
Telenor ASA	5,795	131,785
Yara International ASA	1,259	53,797

		782,387

Portugal — 0.1%
Banco Espirito Santo S.A.~	27,017	0
EDP - Energias de Portugal S.A.	18,562	70,528
Galp Energia SGPS, S.A.	3,702	69,815
Jeronimo Martins SGPS, S.A.	2,107	38,324

		178,667

Singapore — 1.4%
Ascendas Real Estate Investment Trust	19,362	39,000
CapitaLand Commercial Trust Ltd.	18,656	26,152
CapitaLand Ltd.	18,600	50,936
CapitaLand Mall Trust	21,700	34,542
City Developments Ltd.	3,000	29,893
ComfortDelGro Corp. Ltd.	20,000	31,396
DBS Group Holdings Ltd.	13,810	291,700
Genting Singapore PLC	46,800	38,817
Golden Agri-Resources Ltd.	65,000	17,425
Hutchison Port Holdings Trust	35,100	10,398
Jardine Cycle & Carriage Ltd.	611	16,140
Jardine Matheson Holdings Ltd.	1,600	98,602
Keppel Corp. Ltd.	11,600	69,359
Oversea-Chinese Banking Corp. Ltd.	24,550	241,842
SATS Ltd.	5,300	20,827

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
Sembcorp Industries Ltd.	9,000	$21,523
Singapore Airlines Ltd.	4,000	33,239
Singapore Exchange Ltd.	6,000	33,873
Singapore Press Holdings Ltd.	12,400	23,925
Singapore Technologies Engineering Ltd.	12,000	33,011
Singapore Telecommunications Ltd.	63,200	163,227
StarHub Ltd.	5,000	8,801
Suntec Real Estate Investment Trust	16,000	23,198
United Overseas Bank Ltd.	10,337	217,513
UOL Group Ltd.	4,307	28,240
Wilmar International Ltd.	12,500	30,476

		1,634,055

South Africa — 0.1%
Mediclinic International PLC	2,866	24,181
Mondi PLC	2,860	76,871

		101,052

Spain — 3.2%
Abertis Infraestructuras S.A.	5,393	120,900
ACS Actividades de Construccion y Servicios S.A.	1,898	74,051
Aena SME S.A.144A @	527	106,266
Amadeus IT Holding S.A.	3,314	245,247
Banco Bilbao Vizcaya Argentaria S.A.	51,599	408,642
Banco de Sabadell S.A.	40,310	82,451
Banco Santander S.A.	123,028	805,266
Bankia S.A.	9,428	42,294
Bankinter S.A.	4,820	49,624
CaixaBank	28,028	133,628
Enagas S.A.	1,740	47,649
Endesa S.A.	2,463	54,260
Ferrovial S.A.	3,838	80,244
Gas Natural SDG S.A.	2,579	61,556
Grifols S.A.	2,111	59,849
Iberdrola S.A.	44,104	324,314
Industria de Diseno Textil S.A.	8,378	263,393
Mapfre S.A.	8,177	27,205
Red Electrica Corp. S.A.	3,066	63,290
Repsol S.A.	9,870	175,446
Siemens Gamesa Renewable Energy S.A.	1,855	29,815
Telefonica S.A.	35,081	347,543

		3,602,933

Sweden — 2.6%
Alfa Laval AB	2,088	49,482
Assa Abloy AB	7,608	164,907
Atlas Copco AB, A Shares	2,942	114,872
Atlas Copco AB, B Shares	5,080	220,634
Boliden AB	1,973	69,427
Electrolux AB, B Shares	1,720	54,317
Essity AB, B Shares*	4,611	127,786
Getinge AB, B Shares	1,654	18,835
Hennes & Mauritz AB, B Shares	7,521	112,357
Hexagon AB, B Shares	1,938	115,677
Husqvarna AB, B Shares	2,834	27,397
ICA Gruppen AB	521	18,471
Industrivarden AB, C Shares	1,227	28,616

	Number of Shares	Value†

Sweden — (continued)
Investor AB, B Shares	3,449	$153,217
Kinnevik AB, Class B	1,832	66,187
L E Lundbergforetagen AB, B Shares	301	21,638
Lundin Petroleum AB*	1,488	37,591
Nordea Bank AB	23,020	246,313
Sandvik AB	8,817	161,538
Securitas AB, B Shares	2,230	37,969
Skandinaviska Enskilda Banken AB, A Shares	11,725	123,187
Skanska AB, B Shares	2,417	49,556
SKF AB, B Shares	2,667	54,639
Svenska Handelsbanken AB, A Shares	11,598	145,170
Swedbank AB, A Shares	6,908	155,225
Swedish Match AB	1,496	67,795
Tele2 AB, B Shares	2,792	33,622
Telefonaktiebolaget LM Ericsson, B Shares	23,294	148,335
Telia Co AB	20,054	94,489
Volvo AB, B Shares	11,928	218,335

		2,937,584

Switzerland — 8.4%
ABB Ltd.	14,109	335,487
Adecco S.A.	1,232	87,755
Baloise Holding AG	370	56,604
Barry Callebaut AG	17	33,248
Chocoladefabriken Lindt & Spruengli AG	1	72,792
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	43,430
Cie Financiere Richemont S.A.	3,965	356,302
Clariant AG*	1,776	42,487
Coca-Cola HBC AG*	1,371	50,736
Credit Suisse Group AG*	18,439	309,684
Dufry AG*	255	33,494
EMS-Chemie Holding AG	65	41,120
Ferguson PLC	1,932	145,305
Geberit AG	291	128,687
Givaudan S.A.	71	161,975
Glencore PLC*	94,445	469,318
Julius Baer Group Ltd.*	1,680	103,390
Kuehne + Nagel International AG	402	63,317
LafargeHolcim Ltd.*	3,541	194,028
Lonza Group AG*	560	132,070
Nestle S.A.	23,825	1,883,164
Novartis AG	17,028	1,377,240
Pargesa Holding S.A.	272	24,134
Partners Group Holding AG	130	96,736
Roche Holding AG	5,378	1,233,698
Schindler Holding AG	145	30,378
Schindler Holding AG, Participation Certificates	304	65,593
SGS S.A.	43	105,777
Sika AG	16	125,507
Sonova Holding AG	389	61,844
STMicroelectronics N.V.	4,919	109,466
Straumann Holding AG	74	46,690
Swiss Life Holding AG*	251	89,448
Swiss Prime Site AG*	512	49,549

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Swiss Re AG	2,382	$243,123
Swisscom AG	202	100,213
The Swatch Group AG	234	103,251
The Swatch Group AG, Registered Shares	366	30,694
UBS Group AG	27,860	490,863
Vifor Pharma AG	381	58,751
Zurich Insurance Group AG	1,150	379,342

		9,566,690

United Kingdom — 14.2%
3i Group PLC	7,597	91,694
Admiral Group PLC	1,518	39,289
Anglo American PLC	10,404	242,357
Antofagasta PLC	2,581	33,369
Ashtead Group PLC	3,679	100,314
Associated British Foods PLC	2,750	96,144
AstraZeneca PLC	9,643	662,870
Auto Trader Group PLC144A @	7,720	37,947
Aviva PLC	30,574	213,378
Babcock International Group PLC	1,759	16,511
BAE Systems PLC	23,675	193,701
Barclays PLC	128,514	375,531
Barratt Developments PLC	7,726	57,491
Berkeley Group Holdings PLC	1,009	53,638
BHP Billiton PLC	16,204	320,242
BP PLC	151,727	1,023,412
British American Tobacco PLC	14,634	845,944
British American Tobacco PLC ADR	2,842	163,955
BT Group PLC	63,070	201,307
Bunzl PLC	2,529	74,368
Burberry Group PLC	3,173	75,633
Capita PLC*	4,936	9,976
Carnival PLC	1,402	90,237
Centrica PLC	42,920	85,937
Cobham PLC*	17,778	30,635
Coca-Cola European Partners PLC	1,676	69,745
Compass Group PLC	12,345	252,071
ConvaTec Group PLC144A @	9,109	25,414
Croda International PLC	923	59,295
Diageo PLC	19,008	642,844
Direct Line Insurance Group PLC	9,937	53,208
easyJet PLC	1,334	30,071
Fiat Chrysler Automobiles N.V.	8,353	170,370
Fresnillo PLC	1,565	27,944
G4S PLC	12,521	43,578
GKN PLC	13,828	89,631
GlaxoSmithKline PLC	37,476	727,821
Hammerson PLC	5,272	39,742
Hargreaves Lansdown PLC	1,892	43,428
HSBC Holdings PLC	152,631	1,433,311
IMI PLC	1,958	29,701
Imperial Brands PLC	7,400	251,966
InterContinental Hotels Group PLC	1,350	80,882
International Consolidated Airlines Group S.A. (London Main Market Exchange)	1,308	11,290
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)	3,606	31,220

	Number of Shares	Value†

United Kingdom — (continued)
Intertek Group PLC	1,257	$82,281
Investec PLC	4,543	35,110
ITV PLC	27,237	55,135
J. Sainsbury PLC	12,992	43,581
John Wood Group PLC	5,233	39,764
Johnson Matthey PLC	1,520	64,845
Kingfisher PLC	16,836	69,066
Land Securities Group PLC	5,975	78,613
Legal & General Group PLC	44,101	159,789
Lloyds Banking Group PLC	555,934	505,691
London Stock Exchange Group PLC	2,429	140,645
Marks & Spencer Group PLC	12,979	49,300
Meggitt PLC	5,739	34,816
Merlin Entertainments PLC144A @	5,527	26,875
Micro Focus International PLC	3,425	47,825
National Grid PLC	25,663	288,875
Next PLC	1,131	75,606
Old Mutual PLC	38,468	129,440
Pearson PLC	6,696	70,595
Persimmon PLC	2,313	82,093
Prudential PLC	19,972	499,073
Reckitt Benckiser Group PLC	5,174	436,725
RELX PLC	7,932	162,938
Rio Tinto PLC	9,362	475,065
Rolls-Royce Holdings PLC*	12,875	157,411
Royal Bank of Scotland Group PLC*	26,113	94,994
Royal Mail PLC	7,054	53,538
RSA Insurance Group PLC	7,501	66,410
Schroders PLC	960	43,073
Segro PLC	8,187	69,093
Severn Trent PLC	1,743	45,124
Sky PLC	7,899	143,857
Smith & Nephew PLC	6,375	119,257
Smiths Group PLC	2,951	62,772
SSE PLC	7,494	134,437
St James’s Place PLC	4,100	62,508
Standard Chartered PLC	25,573	256,301
Standard Life Aberdeen PLC	20,768	104,830
Taylor Wimpey PLC	25,341	65,651
Tesco PLC	74,311	215,071
The British Land Co. PLC	6,815	61,433
The Sage Group PLC	7,752	69,655
The Weir Group PLC	1,744	48,887
Travis Perkins PLC	2,061	35,734
Unilever PLC	9,375	519,960
United Utilities Group PLC	5,606	56,299
Vodafone Group PLC	205,463	562,152
W.M. Morrison Supermarkets PLC	17,966	53,905
Whitbread PLC	1,474	76,511
WPP PLC	9,426	149,794

		16,231,815

TOTAL COMMON STOCKS (Cost $83,403,625)		112,335,336

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	477	$44,762
Fuchs Petrolub S.E.	598	32,462
Henkel AG & Co. KGaA	1,385	182,063
Porsche Automobil Holding S.E.	1,203	100,280
Schaeffler AG	1,280	19,768
Volkswagen AG	1,443	287,610
TOTAL PREFERRED STOCKS (Cost $422,269)		666,945

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $171,700)	171,700	171,700

TOTAL INVESTMENTS — 99.2% (Cost $83,997,594)		$113,173,981

Other Assets & Liabilities — 0.8%		954,822

TOTAL NET ASSETS — 100.0%		$114,128,803

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2018 is 0.
144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PLC — Public Limited Company.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$370,178
Aerospace & Defense	1.2%	1,360,790
Agriculture	1.4%	1,614,667
Airlines	0.2%	254,157
Apparel	1.4%	1,584,839
Auto Manufacturers	3.7%	4,153,420
Auto Parts & Equipment	1.5%	1,643,154
Banks	13.1%	14,713,889
Beverages	2.4%	2,667,521
Biotechnology	0.5%	605,091

Building & Real Estate	0.2%	$205,235
Building Materials	1.4%	1,557,793
Building-Maintenance Service	— %+	48,541
Chemicals	3.9%	4,365,951
Commercial Services	1.9%	2,162,072
Computers	0.6%	714,281
Cosmetics & Personal Care	1.8%	2,012,230
Distribution & Wholesale	1.1%	1,249,145
Diversified	— %+	39,000
Diversified Financial Services	2.2%	2,411,975
Diversified Operations	0.2%	229,119
Electric	2.2%	2,498,425
Electrical Components & Equipment	1.4%	1,548,001
Electronics	1.7%	1,953,172
Energy-Alternate Sources	0.2%	259,296
Engineering & Construction	1.6%	1,756,051
Entertainment	0.4%	461,957
Environmental Control	— %+	25,826
Food	4.5%	5,040,608
Food Service	0.1%	70,252
Forest Products & Paper	0.3%	349,180
Gas	1.1%	1,261,255
Hand & Machine Tools	0.6%	675,952
Healthcare Products	1.2%	1,354,570
Healthcare Services	0.4%	460,317
Holding Companies	0.3%	354,611
Home Builders	0.3%	374,762
Home Furnishings	0.8%	878,040
Hotels & Resorts	0.2%	206,985
Household Products & Wares	0.5%	592,261
Industrial	0.1%	157,411
Insurance	5.6%	6,328,208
Internet	0.5%	553,022
Investment Companies	0.3%	349,105
Iron & Steel	0.6%	637,304
Leisure Time	0.4%	397,190
Lodging	0.5%	509,251
Machinery - Construction & Mining	0.5%	597,171
Machinery - Diversified	1.3%	1,428,146
Media	0.9%	964,403
Metal Fabricate/Hardware	0.4%	390,099
Mining	2.5%	2,848,973
Miscellaneous Manufacturing	1.1%	1,249,765
Mixed Industrial/Office	0.3%	319,798
Office & Business Equipment	0.3%	388,630
Oil & Gas	5.2%	5,864,257
Packaging and Containers	0.1%	114,251
Pharmaceuticals	7.0%	7,816,798
Pipelines	0.1%	56,427
Private Equity	0.1%	58,828
Real Estate	1.7%	1,924,549
Real Estate Investment Trusts	1.1%	1,253,829
Real Estate Management Services	0.2%	179,664
Retail	2.4%	2,735,382
Semiconductors	1.5%	1,651,211
Shipbuilding	— %+	17,696
Software	1.4%	1,580,055
Telecommunications	4.3%	4,823,777
Textiles	0.2%	172,520
Toys, Games & Hobbies	0.4%	448,392
Transportation	1.9%	2,118,923
Venture Capital	0.1%	91,694
Water	0.2%	224,038

	100.0%	$112,335,336

+ Rounded.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,422,990	$—	$7,422,990	$—
Austria	302,864	—	302,864	—
Belgium	1,272,138	—	1,272,138	—
Bermuda	65,354	—	65,354	—
China	149,564	—	149,564	—
Denmark	2,075,459	—	2,075,459	—
Finland	1,156,262	—	1,156,262	—
France	11,413,978	53,410	11,360,568	—
Germany	10,283,663	—	10,283,663	—
Hong Kong	3,731,817	57,004	3,674,813	—
Ireland	1,138,861	242,953	895,908	—
Isle of Man	53,598	—	53,598
Israel	499,386	100,532	398,854	—
Italy	2,479,443	—	2,479,443	—
Japan	27,782,209	—	27,782,209	—
Jersey	61,975	—	61,975	—
Luxembourg	364,699	—	364,699	—
Macau	45,449	—	45,449	—
Netherlands	6,821,637	360,183	6,461,454	—
New Zealand	178,807	—	178,807	—
Norway	782,387	—	782,387	—
Portugal	178,667	—	178,667	—
Singapore	1,634,055	—	1,634,055	—
South Africa	101,052	—	101,052	—
Spain	3,602,933	—	3,602,933	—
Sweden	2,937,584	—	2,937,584	—
Switzerland	9,566,690	—	9,566,690	—
United Kingdom	16,231,815	243,676	15,988,139	—

TOTAL COMMON STOCKS	112,335,336	1,057,758	111,277,578	—

PREFERRED STOCKS	666,945	—	666,945	—

SHORT-TERM INVESTMENTS	171,700	171,700	—	—

TOTAL INVESTMENTS	$113,173,981	$1,229,458	$111,944,523	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(18,044)	$—	$(18,044)	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(18,044)	$—	$(18,044)	$—

(1)  Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $2,318,949 was transferred from Level 1 into Level 2 at 3/31/18 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

An amount of $93,483 was transferred from Level 2 into Level 1 at 3/31/18 as a result of using quoted prices in active market for such foreign securities.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini MSCI EAFE Index	6/30/2018	15	50	2,001	1,500,750	$—	$(18,044)

							$—	$(18,044)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 97.3%
Australia — 1.1%
CSL Ltd.	30,925	$3,725,797

Belgium — 2.6%
Anheuser-Busch InBev N.V.	79,944	8,789,594

Brazil — 1.3%
Ambev S.A. ADR	603,669	4,388,674

Canada — 8.2%
Alimentation Couche-Tard, Inc., Class B	228,808	10,242,059
Canadian National Railway Co.	102,859	7,517,525
Constellation Software, Inc.	15,709	10,658,612

		28,418,196

China — 5.3%
Alibaba Group Holding Ltd. ADR*	76,937	14,121,017
Tencent Holdings Ltd.	79,273	4,255,340

		18,376,357

France — 8.1%
Essilor International S.A.	24,825	3,348,912
L’Oreal S.A.	16,051	3,625,260
LVMH Moet Hennessy Louis Vuitton S.E.	21,851	6,733,900
Safran S.A.	66,432	7,050,413
Teleperformance	46,570	7,221,932

		27,980,417

Germany — 4.1%
HeidelbergCement AG	66,867	6,569,153
SAP S.E.	72,978	7,661,374

		14,230,527

Hong Kong — 0.9%
Techtronic Industries Co., Ltd.	532,505	3,125,320

India — 7.8%
HDFC Bank Ltd.	490,994	14,303,135
Housing Development Finance Corp. Ltd.	448,513	12,633,766

		26,936,901

Ireland — 8.7%
Accenture PLC, Class A	43,316	6,649,006
AIB Group PLC	1,372,665	8,262,575
DCC PLC	73,320	6,755,480
Paddy Power Betfair PLC	81,656	8,384,532

		30,051,593

Israel — 1.3%
Check Point Software Technologies Ltd.*	46,750	4,644,145

Japan — 4.2%
Daito Trust Construction Co., Ltd.	29,761	5,067,314
Keyence Corp.	6,100	3,810,414
Shimano, Inc.	38,100	5,498,069

		14,375,797

Netherlands — 5.5%
RELX N.V.	321,915	6,672,950

	Number of Shares	Value†

Netherlands — (continued)
Unilever N.V.	217,643	$12,284,967

		18,957,917

South Africa — 1.3%
Naspers Ltd., N Shares	18,105	4,430,530

Spain — 6.2%
Aena SME S.A.144A @	37,772	7,616,486
Grifols S.A.	254,138	7,205,036
Industria de Diseno Textil S.A.	204,080	6,416,007

		21,237,529

Switzerland — 3.8%
Nestle S.A.	115,854	9,157,277
UBS Group AG	215,425	3,795,558

		12,952,835

Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	213,456	9,340,835

United Kingdom — 11.0%
Aptiv PLC	40,717	3,459,724
British American Tobacco PLC	229,033	13,239,650
Diageo PLC	102,896	3,479,905
Domino’s Pizza Group PLC	1,008,184	4,679,328
Reckitt Benckiser Group PLC	118,134	9,971,407
Rentokil Initial PLC	822,796	3,135,673

		37,965,687

United States — 13.2%
Booking Holdings, Inc.*	6,934	14,425,424
Mastercard, Inc., Class A	74,853	13,111,252
Philip Morris International, Inc.	101,537	10,092,778
Visa, Inc., Class A	67,178	8,035,832

		45,665,286

TOTAL COMMON STOCKS (Cost $263,536,102)		335,593,937

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $8,374,018)	8,374,018	8,374,018

TOTAL INVESTMENTS — 99.7% (Cost $271,910,120)		$343,967,955

Other Assets & Liabilities — 0.3%		1,067,817

TOTAL NET ASSETS — 100.0%		$345,035,772

144A@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 03/31/2018 ††
United States	16%
United Kingdom	11
Ireland	9
Canada	8
France	8
India	8
Spain	6
Other	34

Total	100%

††	% of total investments as of March 31, 2018

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	2.1%	$7,050,413
Agriculture	7.0%	23,332,428
Apparel	2.0%	6,733,900
Auto Parts & Equipment	1.0%	3,459,724
Banks	7.9%	26,361,268
Beverages	5.0%	16,658,173
Biotechnology	1.1%	3,725,797
Building Materials	2.0%	6,569,153
Commercial Services	4.8%	16,246,925
Computers	4.1%	13,870,938
Cosmetics & Personal Care	4.7%	15,910,227
Diversified Financial Services	6.2%	20,669,598
Electronics	1.1%	3,810,414
Engineering & Construction	2.3%	7,616,486
Entertainment	2.5%	8,384,532
Food	2.7%	9,157,277
Hand & Machine Tools	0.9%	3,125,320
Healthcare Products	1.0%	3,348,912
Household Products & Wares	3.0%	9,971,407
Internet	9.8%	32,801,781
Leisure Time	1.6%	5,498,069
Media	3.3%	11,103,480
Oil & Gas	2.0%	6,755,480
Pharmaceuticals	2.2%	7,205,036
Real Estate	1.5%	5,067,314
Retail	6.4%	21,337,394
Semiconductors	2.8%	9,340,835
Software	6.8%	22,964,131
Transportation	2.2%	7,517,525

	100.0%	$335,593,937

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$3,725,797	$—	$3,725,797	$—
Belgium	8,789,594	—	8,789,594	—
Brazil	4,388,674	4,388,674	—	—
Canada	28,418,196	28,418,196	—	—
China	18,376,357	14,121,017	4,255,340	—
France	27,980,417	—	27,980,417	—
Germany	14,230,527	—	14,230,527	—
Hong Kong	3,125,320	—	3,125,320	—
India	26,936,901	—	26,936,901	—
Ireland	30,051,593	23,296,113	6,755,480	—
Israel	4,644,145	4,644,145	—	—
Japan	14,375,797	—	14,375,797	—
Netherlands	18,957,917	—	18,957,917	—
South Africa	4,430,530	—	4,430,530	—
Spain	21,237,529	—	21,237,529	—
Switzerland	12,952,835	—	12,952,835	—
Taiwan	9,340,835	9,340,835	—	—
United Kingdom	37,965,687	3,459,724	34,505,963	—
United States	45,665,286	45,665,286	—	—

TOTAL COMMON STOCKS	335,593,937	133,333,990	202,259,947	—

SHORT-TERM INVESTMENTS	8,374,018	8,374,018	—	—

TOTAL INVESTMENTS	$343,967,955	$141,708,008	$202,259,947	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 91.2%
Argentina — 2.3%
Banco Macro S.A. ADR	10,596	$1,144,050
Grupo Financiero Galicia S.A. ADR	21,552	1,417,260
MercadoLibre, Inc.	4,432	1,579,520

		4,140,830

Austria — 1.1%
Erste Group Bank AG	39,137	1,967,550

Brazil — 2.0%
B3 S.A. - Brasil Bolsa Balcao	211,260	1,713,014
Petroleo Brasileiro S.A.*	270,574	1,917,773

		3,630,787

Chile — 1.2%
Banco Santander Chile	9,888,550	833,134
Banco Santander Chile ADR	6,348	212,721
S.A.C.I. Falabella	112,849	1,088,183

		2,134,038

China — 18.5%
AAC Technologies Holdings, Inc.	29,500	540,575
Alibaba Group Holding Ltd. ADR*	28,647	5,257,870
Bank of China Ltd., Class H	5,606,000	3,062,330
China Construction Bank Corp., Class H	4,335,930	4,528,897
China Pacific Insurance Group Co. Ltd., Class H	514,800	2,336,016
JD.com, Inc. ADR*	27,089	1,096,834
New Oriental Education & Technology Group, Inc. ADR	12,359	1,083,266
PetroChina Co. Ltd., Class H	1,112,000	772,415
Shenzhou International Group Holdings Ltd.	125,000	1,324,358
Sogou, Inc. ADR*	43,717	360,665
TAL Education Group ADR	27,772	1,030,063
Tencent Holdings Ltd.	230,600	12,378,509

		33,771,798

Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	237,914	1,201,176

Germany — 0.8%
adidas AG	6,431	1,564,647

Hong Kong — 5.0%
AIA Group Ltd.	224,400	1,918,324
Brilliance China Automotive Holdings Ltd.	280,000	591,160
China Mengniu Dairy Co. Ltd.	366,000	1,263,094
China Mobile Ltd.	76,000	696,570
China Overseas Land & Investment Ltd.	202,000	708,372
China Resources Land Ltd.	114,000	418,911
China Unicom Hong Kong Ltd.*	488,000	624,299
CSPC Pharmaceutical Group Ltd.	522,000	1,407,058
Sino Biopharmaceutical Ltd.	752,000	1,494,519

		9,122,307

Hungary — 1.3%
OTP Bank PLC	52,142	2,342,838

India — 8.5%
Ashok Leyland Ltd.	926,363	2,081,130

	Number of Shares	Value†

India — (continued)
Bharat Petroleum Corp. Ltd.	108,275	$714,759
Eicher Motors Ltd.	1,948	853,198
Housing Development Finance Corp. Ltd.	55,795	1,571,640
ICICI Bank Ltd.	168,764	732,408
ICICI Bank Ltd. ADR	59,800	529,230
IndusInd Bank Ltd.	70,112	1,945,024
Marico Ltd.	408,388	2,053,015
Maruti Suzuki India Ltd.	14,565	1,989,871
Shree Cement Ltd.	5,345	1,331,030
Zee Entertainment Enterprises Ltd.	192,977	1,712,948

		15,514,253

Indonesia — 4.3%
Astra International Tbk PT	2,380,500	1,265,960
Bank Mandiri Persero Tbk PT	3,020,700	1,693,863
Bumi Serpong Damai Tbk PT	5,281,800	686,639
Semen Indonesia Persero Tbk PT	1,691,700	1,275,863
Telekomunikasi Indonesia Persero Tbk PT	4,721,200	1,241,463
Unilever Indonesia Tbk PT	350,200	1,263,243
XL Axiata Tbk PT*	2,884,175	530,836

		7,957,867

Malaysia — 4.8%
Gamuda Bhd	389,200	519,127
Genting Malaysia Bhd	1,442,200	1,812,521
IHH Healthcare Bhd	1,385,900	2,155,183
Malayan Banking Bhd	596,401	1,624,628
Malaysia Airports Holdings Bhd	586,800	1,345,527
Sime Darby Plantation Bhd*	774,800	1,112,264
Sime Darby Property Bhd*	792,200	293,692

		8,862,942

Mexico — 3.1%
Alsea S.A.B.de C.V.	231,238	808,061
Fomento Economico Mexicano S.A.B. de C.V. ADR	20,656	1,888,578
Grupo Financiero Banorte S.A.B. de C.V., Series O	499,678	3,054,412

		5,751,051

Pakistan — 0.5%
United Bank Ltd.	488,300	871,382

Panama — 0.7%
Copa Holdings S.A., Class A	9,399	1,208,993

Peru — 0.8%
Credicorp Ltd.	6,423	1,458,278

Philippines — 2.8%
Ayala Corp.	43,520	794,119
Ayala Land, Inc.	917,400	725,977
Metropolitan Bank & Trust Co.	1,259,447	2,073,936
SM Investments Corp.	86,480	1,530,440

		5,124,472

Poland — 4.6%
Bank Zachodni WBK S.A.	13,971	1,480,984
CCC S.A.	19,956	1,363,158

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Poland — (continued)
LPP S.A.	517	$1,314,242
Powszechna Kasa Oszczednosci Bank Polski S.A.*	169,832	2,010,921
Powszechny Zaklad Ubezpieczen SA	180,031	2,201,561

		8,370,866

Portugal — 0.4%
Jeronimo Martins SGPS, S.A.	44,889	816,469

Russia — 5.7%
Gazprom PJSC ADR	202,550	987,663
Gazprom PJSC ADR	27,132	133,761
LUKOIL PJSC ADR	27,937	1,928,869
MMC Norilsk Nickel PJSC ADR	41,644	772,939
MMC Norilsk Nickel PJSC ADR	53,302	996,747
Sberbank of Russia PJSC ADR	159,502	2,979,083
X5 Retail Group N.V. GDR*	35,785	1,200,099
Yandex N.V., Class A*	35,019	1,381,500

		10,380,661

South Africa — 5.4%
AVI Ltd.	170,205	1,588,918
Capitec Bank Holdings Ltd.	18,932	1,392,784
Clicks Group Ltd.	71,524	1,104,985
Imperial Holdings Ltd.	49,510	975,957
Naspers Ltd., N Shares	5,239	1,282,052
Sanlam Ltd.	230,975	1,668,616
The Bidvest Group Ltd.	24,907	472,661
Tiger Brands Ltd.	42,362	1,325,860

		9,811,833

South Korea — 7.7%
CJ Corp.	3,270	486,207
Coway Co. Ltd.	9,864	812,514
Hanssem Co. Ltd.	4,220	596,431
Hugel, Inc.*	1,728	974,766
Hyundai Development Co.	3,339	119,477
Hyundai Motor Co.	8,473	1,143,910
KB Financial Group, Inc.	11,485	666,098
Korea Aerospace Industries Ltd.*	12,946	610,421
Korea Electric Power Corp.	31,992	990,490
Mando Corp.	2,791	606,524
NAVER Corp.	1,774	1,320,253
Samsung Electronics Co. Ltd.	2,186	5,107,537
Shinhan Financial Group Co., Ltd.	14,667	625,684

		14,060,312

Taiwan — 7.8%
Advanced Semiconductor Engineering, Inc.	408,516	596,009
Advantech Co. Ltd.	7,497	54,215
Delta Electronics, Inc.	218,242	982,748
Hon Hai Precision Industry Co. Ltd.	299,140	933,009
Largan Precision Co. Ltd.	9,000	1,047,705
MediaTek, Inc.	93,000	1,070,080
Nanya Technology Corp.	324,000	1,038,126
Nien Made Enterprise Co. Ltd	100,000	967,689
President Chain Store Corp.	66,000	667,931

	Number of Shares	Value†

Taiwan — (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	822,769	$6,969,019

		14,326,531

United States — 1.3%
Samsonite International S.A.	504,900	2,309,319

TOTAL COMMON STOCKS (Cost $122,125,462)		166,701,200

PREFERRED STOCKS — 5.9%
Brazil — 4.7%
Banco Bradesco S.A.	261,592	3,131,386
Itau Unibanco Holding S.A.	226,624	3,544,765
Petroleo Brasileiro S.A.*	301,565	1,955,658

		8,631,809

South Korea — 1.2%
Samsung Electronics Co. Ltd.	1,105	2,124,841

TOTAL PREFERRED STOCKS (Cost $7,252,714)		10,756,650

SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $5,319,647)	5,319,647	5,319,647

TOTAL INVESTMENTS — 100.0% (Cost $134,697,823)		$182,777,497

Other Assets & Liabilities — 0.0%		54,453

TOTAL NET ASSETS — 100.0%		$182,831,950

†	See Security Valuation Note.
*	Non-income producing security.

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

PLC — Public Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	0.4%	$610,421
Agriculture	0.7%	1,112,264
Airlines	0.7%	1,208,993
Apparel	2.5%	4,203,247
Auto Manufacturers	4.0%	6,659,269
Auto Parts & Equipment	0.4%	606,524
Banks	22.3%	37,164,105
Beverages	1.1%	1,888,578
Biotechnology	0.6%	974,766
Building Materials	2.1%	3,574,582

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

EMERGING MARKETS EQUITY FUND

Commercial Services	1.3%	$2,113,329
Computers	— %+	54,215
Diversified Financial Services	3.6%	5,969,220
Electric	0.6%	990,490
Electrical Components & Equipment	0.6%	982,748
Electronics	0.9%	1,473,584
Engineering & Construction	1.2%	1,984,131
Food	3.0%	5,078,183
Healthcare Services	1.3%	2,155,183
Holding Companies	1.8%	3,051,082
Home Furnishings	0.8%	1,408,945
Household Products & Wares	3.4%	5,625,577
Insurance	4.9%	8,124,517
Internet	14.0%	23,375,151
Lodging	1.1%	1,812,521
Media	1.8%	2,995,000
Mining	1.1%	1,769,686
Miscellaneous Manufacturing	0.6%	1,047,705
Oil & Gas	3.9%	6,455,240
Pharmaceuticals	1.7%	2,901,577
Real Estate	2.2%	3,627,710
Retail	4.7%	7,828,718
Semiconductors	8.9%	14,780,771
Telecommunications	1.8%	3,093,168

	100.0%	$166,701,200

+ Rounded.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$4,140,830	$4,140,830	$—	$—
Austria	1,967,550	—	1,967,550	—
Brazil	3,630,787	1,917,773	1,713,014	—
Chile	2,134,038	2,134,038	—	—
China	33,771,798	8,828,698	24,943,100	—
Egypt	1,201,176	1,201,176	—	—
Germany	1,564,647	—	1,564,647	—
Hong Kong	9,122,307	—	9,122,307	—
Hungary	2,342,838	—	2,342,838	—
India	15,514,253	529,230	14,985,023	—
Indonesia	7,957,867	—	7,957,867	—
Malaysia	8,862,942	—	8,862,942	—
Mexico	5,751,051	5,751,051	—	—
Pakistan	871,382	—	871,382	—
Panama	1,208,993	1,208,993	—	—
Peru	1,458,278	1,458,278	—	—
Philippines	5,124,472	—	5,124,472	—
Poland	8,370,866	—	8,370,866	—
Portugal	816,469	—	816,469	—
Russia	10,380,661	2,512,008	7,868,653	—
South Africa	9,811,833	—	9,811,833	—
South Korea	14,060,312	812,514	13,247,798	—
Taiwan	14,326,531	—	14,326,531	—
United States	2,309,319	—	2,309,319	—

TOTAL COMMON STOCKS	166,701,200	30,494,589	136,206,611	—

PREFERRED STOCKS	10,756,650	5,500,423	5,256,227	—
SHORT-TERM INVESTMENTS	5,319,647	5,319,647	—	—

TOTAL INVESTMENTS	$182,777,497	$41,314,659	$141,462,838	$—

LIABILITIES TABLE
Description	Total Market Value at 09/30/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(3,374)	$—	$(3,374)	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(3,374)	$—	$(3,374)	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $23,880,235 was transferred from Level 1 into Level 2 at 3/31/18 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

An amount of $1,974,772 was transferred from Level 2 into Level 1 at 3/31/18 as a result of using quoted prices in active market for such foreign securities.

Open forward foreign currency contracts held by Emerging Markets Fund at March 31, 2018 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Buy	South African Rand	Citibank	04/03/2018	1,270,950	1.28612	$109,133	$107,281	$—	$(1,852)
Buy	South African Rand	Citibank	04/04/2018	2,084,157	1.28612	177,196	175,900	—	(1,296)
Buy	South African Rand	Citibank	04/05/2018	1,199,919	0.80712	101,483	101,257	—	(226)

Total								$—	$(3,374)

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 2.0%
Entertainment — 1.1%
Red Rock Resorts, Inc., Class A	46,836	$1,371,358

Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	15,074	1,187,228

TOTAL COMMON STOCKS (Cost $1,738,090)		2,558,586

REAL ESTATE INVESTMENT TRUSTS — 96.8%
Apartments — 16.8%
Apartment Investment & Management Co., Class A	96,804	3,944,763
Equity Residential	71,836	4,426,534
Essex Property Trust, Inc.	18,253	4,393,132
Invitation Homes, Inc.	87,464	1,996,803
UDR, Inc.	183,424	6,533,563

		21,294,795

Building & Real Estate — 3.2%
Agree Realty Corp.	23,569	1,132,255
Realty Income Corp.	57,792	2,989,580

		4,121,835

Diversified — 15.0%
Cousins Properties, Inc.	282,427	2,451,466
Crown Castle International Corp.	45,939	5,035,374
Digital Realty Trust, Inc.	53,310	5,617,808
EPR Properties	29,784	1,650,034
Gaming and Leisure Properties, Inc.	29,796	997,272
Lamar Advertising Co., Class A	27,320	1,739,191
The GEO Group, Inc.	71,121	1,455,847

		18,946,992

Healthcare — 5.7%
Healthcare Trust of America, Inc., Class A	144,749	3,828,611
Omega Healthcare Investors, Inc.	41,058	1,110,208
Physicians Realty Trust	76,353	1,188,816
Sabra Health Care REIT, Inc.	59,318	1,046,963

		7,174,598

Hotels & Resorts — 7.1%
Host Hotels & Resorts, Inc.	159,117	2,965,941
Park Hotels & Resorts, Inc.	102,291	2,763,903
RLJ Lodging Trust	93,306	1,813,868
VICI Properties, Inc.	78,047	1,429,821

		8,973,533

Industrial — 6.5%
CyrusOne, Inc.	44,949	2,301,838
Prologis, Inc.	93,219	5,871,865

		8,173,703

Manufactured Homes — 3.9%
Equity LifeStyle Properties, Inc.	14,512	1,273,719
Sun Communities, Inc.	39,968	3,651,876

		4,925,595

Office Property — 14.7%
Alexandria Real Estate Equities, Inc.	19,824	2,475,820

	Number of Shares	Value†

Office Property — (continued)
Boston Properties, Inc.	32,524	$4,007,607
Douglas Emmett, Inc.	73,683	2,708,587
Empire State Realty Trust, Inc., Class A	76,456	1,283,696
Hudson Pacific Properties, Inc.	122,553	3,986,649
Kilroy Realty Corp.	57,951	4,112,203

		18,574,562

Regional Malls — 6.5%
GGP, Inc.	189,512	3,877,415
Simon Property Group, Inc.	27,973	4,317,633

		8,195,048

Storage & Warehousing — 7.7%
Americold Realty Trust	47,670	909,544
Extra Space Storage, Inc.	64,744	5,656,036
Industrial Logistics Properties Trust*	45,310	921,605
Life Storage, Inc.	26,527	2,215,535

		9,702,720

Strip Centers — 5.0%
DDR Corp.	194,859	1,428,316
Urban Edge Properties	109,276	2,333,043
Weingarten Realty Investors	92,435	2,595,575

		6,356,934

Telecommunications — 4.7%
Equinix, Inc.	14,314	5,985,256

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $119,366,666)		122,425,571

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,444,264)	1,444,264	1,444,264

TOTAL INVESTMENTS — 100.0% (Cost $122,549,020)		$126,428,421

Other Assets & Liabilities — 0.0%		24,293

TOTAL NET ASSETS — 100.0%		$126,452,714

†	See Security Valuation Note.
*	Non-income producing security.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$3,988,407	$3,988,407	$—	$—
REAL ESTATE INVESTMENT TRUSTS	120,995,750	120,995,750	—	—
SHORT-TERM INVESTMENTS	1,444,264	1,444,264	—	—

TOTAL INVESTMENTS	$126,428,421	$126,428,421	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.4%
Penn Series Flexibly Managed Fund*	42,045	$2,207,794
Penn Series Index 500 Fund*	132,654	2,875,928
Penn Series Large Cap Growth Fund*	119,926	2,174,251
Penn Series Large Cap Value Fund*	156,303	4,340,546
Penn Series Large Core Value Fund*	402,421	7,344,176
Penn Series Large Growth Stock Fund*	16,823	706,565
Penn Series Mid Cap Growth Fund*	72,862	1,448,496
Penn Series Mid Cap Value Fund*	136,330	3,615,474
Penn Series Mid Core Value Fund*	155,388	3,653,166
Penn Series Real Estate Securities Fund*	112,025	2,244,988
Penn Series Small Cap Growth Fund*	54,465	2,182,962
Penn Series Small Cap Index Fund*	31,855	726,303
Penn Series Small Cap Value Fund*	60,261	2,191,685
Penn Series SMID Cap Growth Fund*	53,048	1,454,044
Penn Series SMID Cap Value Fund*	189,185	5,136,376

TOTAL AFFILIATED EQUITY FUNDS (Cost $31,143,587)		42,302,754

AFFILIATED FIXED INCOME FUNDS — 9.2%
Penn Series High Yield Bond Fund*	114,505	1,491,999
Penn Series Limited Maturity Bond Fund*	247,999	2,995,832
Penn Series Quality Bond Fund*	155,479	2,252,884

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $6,602,983)		6,740,715

AFFILIATED INTERNATIONAL EQUITY FUNDS — 32.9%
Penn Series Developed International Index Fund*	524,670	7,392,596
Penn Series Emerging Markets Equity Fund*	571,419	8,039,861
Penn Series International Equity Fund*	296,953	8,795,742

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,513,502)		24,228,199

TOTAL INVESTMENTS — 99.5% (Cost $56,260,072)		$73,271,668

Other Assets & Liabilities — 0.5%		363,324

TOTAL NET ASSETS — 100.0%		$73,634,992

*	Non-income producing security.
†	See Security Valuation Note.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signif- icant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$42,302,754	$42,302,754	$—	$—
AFFILIATED FIXED INCOME FUNDS	6,740,715	6,740,715	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	24,228,199	24,228,199	—	—

TOTAL INVESTMENTS	$73,271,668	$73,271,668	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.5%
Penn Series Flexibly Managed Fund*	290,092	$15,232,723
Penn Series Index 500 Fund*	457,774	9,924,549
Penn Series Large Cap Growth Fund*	413,801	7,502,211
Penn Series Large Cap Value Fund*	539,340	14,977,477
Penn Series Large Core Value Fund*	1,388,270	25,335,920
Penn Series Large Growth Stock Fund*	58,070	2,438,944
Penn Series Mid Cap Growth Fund*	251,413	4,998,090
Penn Series Mid Cap Value Fund*	376,339	9,980,523
Penn Series Mid Core Value Fund*	428,883	10,083,041
Penn Series Real Estate Securities Fund*	386,358	7,742,611
Penn Series Small Cap Growth Fund*	125,282	5,021,296
Penn Series Small Cap Index Fund*	219,829	5,012,101
Penn Series Small Cap Value Fund*	207,905	7,561,511
Penn Series SMID Cap Growth Fund*	91,517	2,508,483
Penn Series SMID Cap Value Fund*	559,427	15,188,434

TOTAL AFFILIATED EQUITY FUNDS (Cost $96,260,237)		143,507,914

AFFILIATED FIXED INCOME FUNDS — 18.3%
Penn Series High Yield Bond Fund*	394,943	5,146,109
Penn Series Limited Maturity Bond Fund*	1,710,671	20,664,901
Penn Series Quality Bond Fund*	1,429,903	20,719,294

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $43,913,610)		46,530,304

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.9%
Penn Series Developed International Index Fund*	1,266,888	17,850,450
Penn Series Emerging Markets Equity Fund*	1,433,772	20,173,172
Penn Series International Equity Fund*	853,715	25,287,030

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $46,059,284)		63,310,652

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,302,396)	1,302,396	1,302,396

TOTAL INVESTMENTS — 100.2% (Cost $187,535,527)		$254,651,266

Other Assets & Liabilities — (0.2)%		(398,528)

TOTAL NET ASSETS — 100.0%		$254,252,738

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$143,507,914	$143,507,914	$—	$—
AFFILIATED FIXED INCOME FUNDS	46,530,304	46,530,304	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	63,310,652	63,310,652	—	—
SHORT-TERM INVESTMENTS	1,302,396	1,302,396	—	—

TOTAL INVESTMENTS	$254,651,266	$254,651,266	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.4%
Penn Series Flexibly Managed Fund*	375,408	$19,712,660
Penn Series Index 500 Fund*	444,295	9,632,319
Penn Series Large Cap Growth Fund*	356,994	6,472,299
Penn Series Large Cap Value Fund*	348,976	9,691,062
Penn Series Large Core Value Fund*	1,257,593	22,951,078
Penn Series Large Growth Stock Fund*	75,145	3,156,106
Penn Series Mid Cap Growth Fund*	325,347	6,467,896
Penn Series Mid Cap Value Fund*	365,259	9,686,659
Penn Series Mid Core Value Fund*	693,767	16,310,470
Penn Series Real Estate Securities Fund*	333,333	6,679,993
Penn Series Small Cap Growth Fund*	81,063	3,248,993
Penn Series Small Cap Index Fund*	284,478	6,486,101
Penn Series Small Cap Value Fund*	269,050	9,785,347
Penn Series SMID Cap Growth Fund*	118,431	3,246,192
Penn Series SMID Cap Value Fund*	482,637	13,103,596

TOTAL AFFILIATED EQUITY FUNDS (Cost $95,310,521)		146,630,771

AFFILIATED FIXED INCOME FUNDS — 38.6%
Penn Series High Yield Bond Fund*	766,651	9,989,456
Penn Series Limited Maturity Bond Fund*	3,320,702	40,114,083
Penn Series Quality Bond Fund*	5,320,064	77,087,730

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $116,705,215)		127,191,269

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.9%
Penn Series Developed International Index Fund*	1,171,061	16,500,247
Penn Series Emerging Markets Equity Fund*	1,159,645	16,316,210
Penn Series International Equity Fund*	773,348	22,906,581

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $37,846,780)		55,723,038

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $324,525)	324,525	324,525

TOTAL INVESTMENTS — 100.0% (Cost $250,187,041)		$329,869,603

Other Assets & Liabilities — 0.0%		(89,630)

TOTAL NET ASSETS — 100.0%		$329,779,973

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$146,630,771	$146,630,771	$—	$—
AFFILIATED FIXED INCOME FUNDS	127,191,269	127,191,269	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	55,723,038	55,723,038	—	—
SHORT-TERM INVESTMENTS	324,525	324,525	—	—

TOTAL INVESTMENTS	$329,869,603	$329,869,603	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 32.2%
Penn Series Flexibly Managed Fund*	144,253	$7,574,720
Penn Series Index 500 Fund*	85,362	1,850,638
Penn Series Large Cap Growth Fund*	102,884	1,865,278
Penn Series Large Cap Value Fund*	100,573	2,792,899
Penn Series Large Core Value Fund*	362,434	6,614,421
Penn Series Mid Cap Value Fund*	70,177	1,861,100
Penn Series Mid Core Value Fund*	79,977	1,880,250
Penn Series Real Estate Securities Fund*	96,065	1,925,149
Penn Series Small Cap Index Fund*	40,993	934,634
Penn Series Small Cap Value Fund*	51,693	1,880,079
Penn Series SMID Cap Value Fund*	69,548	1,888,232

TOTAL AFFILIATED EQUITY FUNDS (Cost $21,702,169)		31,067,400

AFFILIATED FIXED INCOME FUNDS — 57.1%
Penn Series High Yield Bond Fund*	220,942	2,878,874
Penn Series Limited Maturity Bond Fund*	1,754,495	21,194,294
Penn Series Quality Bond Fund*	2,133,147	30,909,296

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $50,061,505)		54,982,464

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.8%
Penn Series Developed International Index Fund*	202,496	2,853,170
Penn Series Emerging Markets Equity Fund*	133,680	1,880,880
Penn Series International Equity Fund*	159,195	4,715,363

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,799,588)		9,449,413

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $707,482)	707,482	707,482

TOTAL INVESTMENTS — 99.8% (Cost $79,270,744)		$96,206,759

Other Assets & Liabilities — 0.2%		156,548

TOTAL NET ASSETS — 100.0%		$96,363,307

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$31,067,400	$31,067,400	$—	$—
AFFILIATED FIXED INCOME FUNDS	54,982,464	54,982,464	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	9,449,413	9,449,413	—	—
SHORT-TERM INVESTMENTS	707,482	707,482	—	—
TOTAL INVESTMENTS	$96,206,759	$96,206,759	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2018 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.8%
Penn Series Flexibly Managed Fund*	88,331	$4,638,237
Penn Series Index 500 Fund*	26,134	566,590
Penn Series Large Cap Value Fund*	20,527	570,040
Penn Series Large Core Value Fund*	158,511	2,892,822
Penn Series Mid Cap Value Fund*	21,485	569,793
Penn Series Mid Core Value Fund*	48,970	1,151,289
Penn Series Real Estate Securities Fund*	29,409	589,355
Penn Series SMID Cap Value Fund*	21,312	578,615

TOTAL AFFILIATED EQUITY FUNDS (Cost $9,234,813)		11,556,741

AFFILIATED FIXED INCOME FUNDS — 77.7%
Penn Series High Yield Bond Fund*	135,297	1,762,922
Penn Series Limited Maturity Bond Fund*	1,562,758	18,878,114
Penn Series Quality Bond Fund*	1,714,459	24,842,509

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,136,755)		45,483,545

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.0%
Penn Series Developed International Index Fund*	82,660	1,164,677
Penn Series International Equity Fund*	19,495	577,455

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,464,378)		1,742,132

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $903,573)	903,573	903,573

TOTAL INVESTMENTS — 102.0% (Cost $53,739,519)		$59,685,991

Other Assets & Liabilities — (2.0)%		(1,186,275)

TOTAL NET ASSETS — 100.0%		$58,499,716

†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2018	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$11,556,741	$11,556,741	$—	$—
AFFILIATED FIXED INCOME FUNDS	45,483,545	45,483,545	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	1,742,132	1,742,132	—	—
SHORT-TERM INVESTMENTS	903,573	903,573	—	—
TOTAL INVESTMENTS	$59,685,991	$59,685,991	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the period ended March 31, 2018, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at March 31, 2018 consist of $4,511,446 of equities in the Large Growth Stock Fund, which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 24, 2018

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date  May 24, 2018

*	Print the name and title of each signing officer under his or her signature.